UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08495
NATIONWIDE MUTUAL FUNDS
(Exact name of registrant as specified in charter)

1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN PENNSYLVANIA 19428
(Address of principal executive offices)	(Zip code)
ERIC E. MILLER, Esq.
1200 RIVER ROAD
SUITE 1000
Conshohocken, PA 19428
(Name and address of agent for service)
Registrant’s telephone number, including area code: (484) 530-1300
Date of fiscal year end: October 31, 2008
Date of reporting period: July 31, 2008
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Schedule of Investments.
     File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Large Cap Value Fund

	Shares	Value
Common Stocks (99.8%)
Aerospace & Defense (2.1%)
L-3 Communications Holdings, Inc.	1,900	$187,511
Northrop Grumman Corp.	4,000	269,560

		457,071

Automobiles (0.3%)(a)
Thor Industries, Inc.	3,600	70,632

Beverages (1.1%)
PepsiCo, Inc.	3,500	232,960

Biotechnology (0.8%)
Gilead Sciences, Inc. *	3,200	172,736

Building Products (0.6%)
Armstrong World Industries, Inc.	3,500	117,985

Capital Markets (3.7%)
Bank of New York Mellon Corp. (The)	6,400	227,200
BlackRock, Inc.	700	151,697
Goldman Sachs Group, Inc. (The)	900	165,636
State Street Corp.	3,400	243,576

		788,109

Chemicals (1.5%)
Ashland, Inc.	5,200	217,204
Dow Chemical Co. (The)	3,100	103,261

		320,465

Commercial Banks (5.5%)
BancorpSouth, Inc.	6,700	142,710
Bank of Hawaii Corp.	3,000	151,170
BB&T Corp. (a)	6,900	193,338
Fulton Financial Corp. (a)	16,900	178,126
U.S. Bancorp	6,100	186,721
Wells Fargo & Co.	10,800	326,916

		1,178,981

Commercial Services & Supplies (0.7%)
Manpower, Inc.	3,100	148,800

Communications Equipment (0.3%)
ADC Telecommunications, Inc. *	6,300	59,598

Computers & Peripherals (0.6%)
Western Digital Corp. *	4,700	135,313

Consumer Finance (1.1%)
Discover Financial Services	7,300	106,945
MasterCard, Inc., Class A	500	122,075

		229,020

Containers & Packaging (0.6%)
Owens-Illinois, Inc. *	3,000	126,720

Diversified Financial Services (6.6%)
Bank of America Corp.	15,418	507,252
Citigroup, Inc.	9,260	173,069
JPMorgan Chase & Co.	15,028	610,588
Nasdaq OMX Group (The) *	4,200	116,634

		1,407,543

Diversified Telecommunication Services (5.3%)
AT&T, Inc.	21,152	651,693
Qwest Communications International, Inc. (a)	40,900	156,647
Verizon Communications, Inc.	9,500	323,380

		1,131,720

Electric Utilities (4.1%)
American Electric Power Co., Inc.	7,100	280,450
Duke Energy Corp.	13,100	230,298

	Shares	Value
Common Stocks (continued)
Electric Utilities (continued)
Hawaiian Electric Industries, Inc.	8,000	$197,920
Southern Co.	4,900	173,411

		882,079

Electronic Equipment & Instruments (0.7%)
FLIR Systems, Inc. *	3,600	146,664

Energy Equipment & Services (1.1%)
National Oilwell Varco, Inc. *	2,900	228,027

Food & Staples Retailing (1.8%)
BJ’s Wholesale Club, Inc. *	3,000	112,590
Wal-Mart Stores, Inc.	4,700	275,514

		388,104

Food Products (2.1%)
Archer-Daniels-Midland Co.	6,200	177,506
Kraft Foods, Inc., Class A	8,300	264,106

		441,612

Health Care Equipment & Supplies (1.0%)
St. Jude Medical, Inc. *	4,400	204,952

Health Care Providers & Services (1.3%)
CIGNA Corp.	7,600	281,352

Hotels, Restaurants & Leisure (1.4%)
Darden Restaurants, Inc.	3,100	100,967
McDonald’s Corp.	3,200	191,328

		292,295

Household Durables (0.9%)
Whirlpool Corp.	2,400	181,680

Household Products (2.6%)
Procter & Gamble Co.	8,400	550,032

Industrial Conglomerates (4.5%)
Carlisle Cos., Inc.	5,900	180,481
General Electric Co.	27,600	780,804

		961,285

Insurance (7.3%)
American International Group, Inc.	3,050	79,453
Assurant, Inc.	3,500	210,420
Chubb Corp.	4,600	220,984
First American Corp.	7,200	181,440
Hartford Financial Services Group, Inc. (The)	2,800	177,492
MetLife, Inc.	3,900	198,003
Progressive Corp. (The)	6,600	133,650
Travelers Cos., Inc.	7,900	348,548

		1,549,990

Leisure Equipment & Products (1.0%)
Hasbro, Inc.	5,300	205,216

Machinery (1.1%)
Danaher Corp.	1,600	127,440
Manitowoc Co., Inc. (The)	3,700	97,532

		224,972

Media (3.6%)
Time Warner, Inc.	25,600	366,592
Walt Disney Co. (The)	13,300	403,655

		770,247

Metals & Mining (0.8%)
Alcoa, Inc.	5,100	172,125

Multi-Utility (2.5%)
Ameren Corp.	3,600	147,924

See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Large Cap Value Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Multi-Utility (continued)
Energy East Corp.	8,000	$199,920
SCANA Corp.	5,200	188,188

		536,032

Multiline Retail (0.5%)
Macy’s, Inc.	6,200	116,622

Oil, Gas & Consumable Fuels (14.5%)
Anadarko Petroleum Corp.	4,200	243,222
Chevron Corp.	9,000	761,040
ConocoPhillips	8,200	669,284
Exxon Mobil Corp.	11,500	924,945
Hess Corp.	2,000	202,800
Occidental Petroleum Corp.	3,500	275,905

		3,077,196

Paper & Forest Products (1.2%)
International Paper Co.	9,200	255,024

Pharmaceuticals (7.8%)
Eli Lilly & Co.	3,600	169,596
Johnson & Johnson	10,800	739,476
Merck & Co., Inc.	2,800	92,120
Pfizer, Inc.	35,600	664,652

		1,665,844

Real Estate Investment Trusts (2.3%)
Brandywine Realty Trust	8,100	130,005
Vornado Realty Trust	1,800	171,126
Weingarten Realty Investors	6,300	192,087

		493,218

Road & Rail (0.8%)
Union Pacific Corp.	2,000	164,880

Semiconductors & Semiconductor Equipment (0.5%)
Microchip Technology, Inc.	3,500	111,755

Software (0.8%)
Activision Blizzard, Inc. *	4,800	172,704

Specialty Retail (1.0%)
Lowe’s Cos., Inc.	5,000	101,600
Ltd Brands, Inc.	7,300	120,377

		221,977

Thrifts & Mortgage Finance (1.2%)
Hudson City Bancorp, Inc.	13,500	246,510

Tobacco (0.6%)
Altria Group, Inc.	6,200	126,170

Total Common Stocks		21,246,217

Repurchase Agreements (0.0%)
CS First Boston, 2.03%, dated 07/31/08, due 08/01/08, repurchase price $794, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 11/01/35-07/20/38; total market value of $810	$794	794

Total Repurchase Agreements		794

	Principal
	Amount	Value
Securities Purchased With Collateral For Securities On Loan (2.8%)
Repurchase Agreement (2.8%)
Barclays Capital, 2.20%, dated 07/31/08, due 08/01/08, repurchase price $595,986, collateralized by U.S. Government Agency Mortgages ranging 2.69% — 15.43%, maturing 06/04/12 — 04/25/38; total market value of $607,869	$595,950	$595,950

Total Securities Purchased With Collateral For Securities On Loan		595,950

Total Investments (Cost $23,444,567) (b) — 102.6%		21,842,961

Liabilities in excess of other assets — (2.6)%		(546,115)

NET ASSETS — 100.0%		$21,296,846

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of July 31, 2008.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Mid Cap Growth Fund

	Shares	Value
Common Stocks (95.7%)
Aerospace & Defense (0.6%)
Rockwell Collins, Inc.	450	$22,361

Air Freight & Logistics (0.9%)
Atlas Air Worldwide Holdings, Inc. *	630	30,322

Beverages (1.9%)
Central European Distribution Corp. *	730	53,261
Hansen Natural Corp. *	500	11,430

		64,691

Capital Markets (2.4%)
Affiliated Managers Group, Inc. *	350	30,240
TD Ameritrade Holding Corp. *	2,550	50,771

		81,011

Chemicals (2.7%)
Airgas, Inc.	530	30,358
Albemarle Corp.	470	18,297
Ecolab, Inc.	990	44,253

		92,908

Commercial Services & Supplies (3.5%)
American Reprographics Co. *	929	14,873
Dun & Bradstreet Corp.	590	57,018
Stericycle, Inc. *	800	47,800

		119,691

Communications Equipment (4.3%)
CommScope, Inc. *	1,480	65,993
Harris Corp.	1,700	81,855

		147,848

Computers & Peripherals (1.2%)
Logitech International SA *	670	17,574
NetApp, Inc. *	990	25,295

		42,869

Construction & Engineering (1.3%)
Aecom Technology Corp. *	1,530	43,559

Containers & Packaging (1.4%)
Ball Corp.	1,110	49,484

Distributor (1.6%)
LKQ Corp. *	2,610	53,505

Diversified Consumer Services (3.1%)
Apollo Group, Inc., Class A *	620	38,620
ITT Educational Services, Inc. *	535	47,390
New Oriental Education & Technology Group, Inc. ADR — CN*	300	21,000

		107,010

Diversified Financial Services (1.4%)
Interactive Brokers Group, Inc., Class A *	1,280	35,917
IntercontinentalExchange, Inc. *	130	12,974

		48,891

Electric Utility (1.0%)
Allegheny Energy, Inc.	710	34,364

Electrical Equipment (1.0%)
General Cable Corp. *	590	34,002

Electronic Equipment & Instruments (2.0%)
Amphenol Corp., Class A	520	24,788
Dolby Laboratories, Inc., Class A *	1,050	42,725

		67,513

	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (6.7%)
FMC Technologies, Inc. *	580	$35,832
Helmerich & Payne, Inc.	790	46,713
National Oilwell Varco, Inc. *	580	45,606
Patterson-UTI Energy, Inc.	1,520	43,198
Superior Energy Services, Inc. *	800	37,944
TETRA Technologies, Inc. *	1,080	20,444

		229,737

Health Care Equipment & Supplies (7.8%)
C.R. Bard, Inc.	450	41,778
Intuitive Surgical, Inc. *	130	40,468
Mindray Medical International Ltd. ADR — CN	750	29,962
St. Jude Medical, Inc. *	2,210	102,942
Varian Medical Systems, Inc. *	870	52,200

		267,350

Health Care Providers & Services (1.0%)
Express Scripts, Inc. *	500	35,270

Hotels, Restaurants & Leisure (2.1%)
Burger King Holdings, Inc.	1,600	42,928
Penn National Gaming, Inc. *	1,040	29,671

		72,599

Household Durables (1.4%)
Jarden Corp. *	1,975	47,459

Household Products (1.4%)
Church & Dwight Co., Inc.	900	49,383

Information Technology Services (5.5%)
Alliance Data Systems Corp. *	1,040	66,716
Cognizant Technology Solutions Corp., Class A *	570	16,000
Fiserv, Inc. *	2,180	104,247

		186,963

Insurance (1.6%)
Brown & Brown, Inc.	1,460	25,652
W.R. Berkley Corp.	1,195	28,226

		53,878

Life Sciences Tools & Services (4.0%)
Covance, Inc. *	300	27,540
Thermo Fisher Scientific, Inc. *	790	47,811
Waters Corp. *	890	60,466

		135,817

Machinery (4.5%)
Actuant Corp., Class A	1,130	34,420
Bucyrus International, Inc., Class A	650	45,506
Harsco Corp.	680	36,788
Oshkosh Corp.	1,500	27,060
Terex Corp. *	240	11,359

		155,133

Media (1.6%)
John Wiley & Sons, Inc., Class A	1,240	56,222

Metals & Mining (1.8%)
Cleveland-Cliffs, Inc.	250	27,103
Steel Dynamics, Inc.	1,050	33,264

		60,367

Oil, Gas & Consumable Fuels (6.2%)
Chesapeake Energy Corp.	1,000	50,150
Continental Resources, Inc. *	680	38,842
Denbury Resources, Inc. *	1,380	38,833
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Mid Cap Growth Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Encore Acquisition Co. *	550	$34,028
XTO Energy, Inc.	1,047	49,450

		211,303

Personal Products (1.5%)
Alberto-Culver Co.	1,930	51,782

Road & Rail (2.2%)
Con-way, Inc.	505	25,533
J.B. Hunt Transport Services, Inc.	500	18,490
Knight Transportation, Inc.	1,620	30,650

		74,673

Semiconductors & Semiconductor Equipment (3.6%)
Broadcom Corp., Class A *	1,650	40,079
Marvell Technology Group Ltd. *	3,400	50,286
MEMC Electronic Materials, Inc. *	710	32,809

		123,174

Software (2.9%)
Intuit, Inc. *	1,760	48,101
MICROS Systems, Inc. *	1,630	51,638

		99,739

Specialty Retail (1.4%)
GameStop Corp., Class A *	400	16,204
Guess?, Inc.	1,000	31,670

		47,874

Textiles, Apparel & Luxury Goods (3.7%)
Coach, Inc. *	1,750	44,642
Hanesbrands, Inc. *	1,790	38,378
Warnaco Group, Inc. (The) *	1,050	44,048

		127,068

Trading Companies & Distributors (2.3%)
Fastenal Co.	1,590	77,687

Wireless Telecommunication Services (2.2%)
NII Holdings, Inc. *	1,380	75,431

Total Common Stocks		3,278,938

Repurchase Agreements (3.6%)
CS First Boston, 2.03%, dated 07/31/08, due 08/01/08, repurchase price $123,895, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 11/01/35-07/20/38; total market value of $126,366	$123,888	123,888

Total Repurchase Agreements		123,888

Total Investments (Cost $3,360,408) (a) — 99.3%		3,402,826
Other assets in excess of liabilities — 0.7%		22,883

NET ASSETS — 100.0%		$3,425,709

*	Denotes a non-income producing security.

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CN	China
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Bond Fund

	Principal
	Amount	Value
Asset-Backed Securities (4.0%)
Auto Loan (1.3%)(a)
Ford Credit Floorplan Master Owner Trust, Series 2006-3, Class A, 2.64%, 06/15/11	$1,100,000	$1,077,187

Home Equity Loans (2.5%)
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2001-4, Class 1A6, 6.24%, 01/25/13(a)	855,214	819,721
Residential Asset Mortgage Products, Inc., Series 2002-RS1, Class AI5, 5.91%, 01/25/32(a)	631,668	493,488
Structured Asset Securities Corp., Series 2004-6XS, Class A6, 4.63%, 03/25/34	930,085	870,950

		2,184,159

Recreational Vehicles (0.2%)
SSB RV Trust, Series 2001-1, Class A5, 6.30%, 04/15/16	208,367	208,755

Total Asset-Backed Securities		3,470,101

Collateralized Mortgage Obligations (13.1%)
ABN Amro Mortgage Corp., Series 2003-8, Class A23, 5.50%, 06/25/33	1,000,000	926,975
American Home Mortgage Investment Trust, Series 2004-3, Class 6A1, 4.82%, 10/25/34	948,205	847,585
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 2A14, 5.75%, 03/25/37	999,441	817,613
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-15, Class A7, 5.50%, 08/25/35	1,000,000	947,197
Fannie Mae Grantor Trust, 7.30%, 05/25/10	$3,000,000	$3,168,283
Fannie Mae REMICS, Series 2003-33, Class LB, 5.50%, 05/25/23	2,000,000	1,949,302
MASTR Alternative Loans Trust, Series 2005-6, Class 1A5, 5.50%, 12/25/35	1,000,000	852,487
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 2AN, 5.68%, 12/25/35(a)	1,000,000	942,344
Residential Funding Securities LLC, Series 2003-RM2, Class AI3, 4.50%, 05/25/33	1,000,000	963,259

Total Collateralized Mortgage Obligations		11,415,045

Commercial Mortgage Backed Securities (14.9%)
Banc of America Commercial Mortgage, Inc., 5.65%, 04/10/49(a)	1,000,000	942,521
Commercial Mortgage Pass Through Certificates, 6.61%, 02/14/34(b)	1,000,000	1,025,643
Credit Suisse Mortgage Capital Certificates, 5.69%, 09/15/40(a)	1,000,000	928,919
CS First Boston Mortgage Securities Corp., 4.94%, 12/15/35	955,000	929,092
Enterprise Mortgage Acceptance Co. LLC, 6.63%, 01/15/25(b)	420,217	371,972

	Principal
	Amount	Value
Commercial Mortgage Backed Securities (continued)
Greenwich Capital Commercial Funding Corp., 5.72%, 12/10/49	1,000,000	930,276
Heller Financial Commercial Mortgage Asset, 6.85%, 05/15/31(a)	1,280,838	1,284,265
JPMorgan Chase Commercial Mortgage Securities Corp., 6.26%, 03/15/33	1,882,251	1,914,462
LB Commercial Conduit Mortgage Trust, 5.93%, 07/15/44(a)	1,000,000	948,097
LB-UBS Commercial Mortgage Trust, 5.65%, 11/15/30(a)	1,000,000	990,575
Merrill Lynch Mortgage Investors, Inc., 7.56%, 11/15/31	1,561,151	1,593,823
Nomura Asset Securities Corp., 6.69%, 03/15/30	1,000,000	1,032,257

Total Commercial Mortgage Backed Securities		12,891,902

Corporate Bonds (48.9%)
Air Freight & Logistics (1.2%)
FedEx Corp., 7.63%, 01/01/15	1,000,000	1,068,290

Airlines (4.3%)
America West Airlines, Inc., 6.85%, 07/02/09	32,435	32,795
Continental Airlines, Inc., 6.90%, 01/02/17	1,244,498	1,008,043
Delta Air Lines, Inc., 7.11%, 09/18/11	1,000,000	895,000
Northwest Airlines, Inc., 7.63%, 04/01/10	701,255	655,673
United Air Lines, Inc., 6.93%, 09/01/11	1,000,000	1,152,500

		3,744,011

Banks (4.2%)
Bank of America Corp., 8.13%, 12/29/49(a)	1,000,000	922,500
JPMorgan Chase & Co., 7.90%, 04/29/49(a)	1,000,000	925,020
Rabobank Capital Funding Trust, 5.25%, 12/29/49(a) (b)	1,000,000	837,998
Regions Financial Corp., 7.00%, 03/01/11	1,000,000	959,352

		3,644,870

Beverages (2.7%)
Dr Pepper Snapple Group, Inc., 7.45%, 05/01/38(b)	650,000	660,866
PepsiAmericas, Inc., 7.29%, 09/15/26	1,500,000	1,657,886

		2,318,752

Consumer Goods (1.1%)(b)
SABMiller PLC, 6.50%, 07/15/18	1,000,000	989,171

Diversified Financial Services (1.2%)
Textron Financial Corp., 5.13%, 11/01/10	1,000,000	1,015,315

Electric Utility (1.2%)
Florida Power Corp., 5.65%, 06/15/18	1,000,000	1,010,390

See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Bond Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Electronic Equipment & Instruments (1.4%)
Eaton Corp., 8.88%, 06/15/19	$1,000,000	$1,212,572

Healthcare (2.3%)
Covidien International Finance SA, 6.55%, 10/15/37(b)	1,000,000	971,284
Quest Diagnostics, Inc., 5.13%, 11/01/10	1,000,000	1,000,744

		1,972,028

Industrial Conglomerate (1.1%)
General Electric Co., 5.25%, 12/06/17	1,000,000	968,812

Insurance (3.3%)
Ohio Casualty Corp., 7.30%, 06/15/14(a)	1,000,000	1,007,315
Oil Insurance Ltd., 7.56%, 12/29/49(b)	1,000,000	849,070
Principal Life Income Funding Trusts, 5.30%, 12/14/12	1,000,000	993,617

		2,850,002

Machinery (0.7%)
Caterpillar, Inc., 9.38%, 08/15/11	500,000	567,914

Manufacturing (1.1%)
Digital Equipment Corp., 7.75%, 04/01/23	825,000	962,581

Media (2.5%)
Comcast Cable Holdings LLC, 9.80%, 02/01/12	1,000,000	1,124,242
Time Warner Cable, Inc., 7.30%, 07/01/38	1,000,000	999,779

		2,124,021

Office Furniture (1.2%)
Herman Miller, Inc., 7.13%, 03/15/11	1,000,000	1,075,767

Oil, Gas & Consumable Fuels (2.3%)
Energy Transfer Partners LP, 5.65%, 08/01/12	1,000,000	1,010,998
Kinder Morgan Energy Partners LP, 5.95%, 02/15/18	1,000,000	973,095

		1,984,093

Oilfield Machinery & Services (1.1%)
Weatherford International Ltd., 5.15%, 03/15/13	1,000,000	991,068

Other Financial (6.5%)
Daimler Finance North America LLC, 7.30%, 01/15/12	1,000,000	1,041,889
Ford Motor Credit Co. LLC, 7.38%, 02/01/11	500,000	403,032
GMAC LLC, 6.75%, 12/01/14	500,000	286,403
HSBC Finance Corp., 6.38%, 10/15/11	1,000,000	1,023,987
Nissan Motor Acceptance Corp., 4.63%, 03/08/10(b)	1,000,000	1,000,966
OMX Timber Finance Investments I LLC, 5.42%, 01/29/20(b)	1,000,000	921,310
SLM Corp., 2.49%, 12/15/08(a)	1,000,000	973,134

		5,650,721

Paper & Forest Products (0.9%)(b)
Stora Enso OYJ, 7.25%, 04/15/36	1,000,000	753,798

	Shares or
	Principal
	Amount	Value
Corporate Bonds (continued)
Pharmaceutical (1.2%)
Biogen Idec, Inc., 6.88%, 03/01/18	$1,000,000	$1,013,561

Pipelines (1.1%)(b)
Northwest Pipeline Group, 6.05%, 06/15/18	1,000,000	979,512

Real Estate Investment Trust (1.0%)
Highwoods Properties, Inc., 5.85%, 03/15/17	1,000,000	847,159

Specialty Retail (1.1%)(b)
CVS Pass-Through Trust, 6.94%, 01/10/30	990,568	959,851

Steel & Iron (1.1%)
Vale Overseas Ltd., 6.25%, 01/23/17	1,000,000	983,185

Telecommunications (3.1%)
FairPoint Communications, Inc., 13.13%, 04/01/18(b)	1,000,000	995,000
Qwest Corp., 6.88%, 09/15/33	1,000,000	747,500
Telecom Italia Capital SA, 5.25%, 11/15/13	1,000,000	943,817

		2,686,317

Total Corporate Bonds		42,373,761

Municipal Bonds (1.2%)
Iowa (0.9%)
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23	885,000	813,394

Louisiana (0.3%)
Tobacco Settlement Financing Corp., 6.36%, 05/15/25	254,033	245,137

Total Municipal Bonds		1,058,531

Principal Only Bonds (1.0%)
United States Treasury Strip 0.00%, 08/15/20	1,500,000	860,460

Total Principal Only Bonds		860,460

Sovereign Agency (0.5%)
ISRAEL (0.5%)
Israel Government AID Bond 0.00%, 05/15/24	1,000,000	453,609

Total Sovereign Agency		453,609

U.S. Government Sponsored & Agency Obligations (8.2%)
U.S. Treasury Bond, 5.00%, 05/15/37	350,000	371,848
U.S. Treasury Notes
4.63%, 07/31/12	4,000,000	4,230,936
3.88%, 05/15/18	2,500,000	2,478,515

Total U.S. Government Sponsored & Agency Obligations		7,081,299

U.S. Government Sponsored Mortgage-Backed Obligations (6.3%)
Fannie Mae Pool
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Bond Fund

	Principal
	Amount	Value
U.S. Government Sponsored Mortgage-Backed Obligations (continued)
Pool # 383661, 6.62%, 06/01/16	$1,819,989	$1,955,371
Pool # 386905, 5.00%, 04/01/19	938,302	907,346
Freddie Mac Gold, Pool # E01443, 3.50%, 07/01/18	2,738,596	2,547,768

Total U.S. Government Sponsored Mortgage-Backed Obligations		5,410,485

Commercial Paper (1.1%)(c)
Financial Services (1.1%)
Falcon Asset Securitization Co. LLC, 2.28%, 08/01/08	984,000	984,000

Total Commercial Paper		984,000

Repurchase Agreements (0.0%)
CS First Boston, 2.03%, dated 07/31/08, due 08/01/08, repurchase price $286, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 11/01/35-07/20/38; total market value of $292	286	286

Total Repurchase Agreements		286

Total Investments (Cost $87,735,524) (d) — 99.2%		85,999,479

Other assets in excess of liabilities — 0.8%		714,649

NET ASSETS — 100.0%		$86,714,128

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2008. The maturity date represents the actual maturity date.

(b)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(c)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(d)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

LP	Limited Partnership
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Government Bond Fund

	Principal
	Amount	Value
Collateralized Mortgage Obligations (30.6%)
Fannie Mae Grantor Trust, Series 2001-T11, Class B, 5.50%, 09/25/11
Fannie Mae REMICS	$8,585,000	$8,852,218
Series 2002-55, Class QD, 5.50%, 04/25/16	1,058,018	1,065,443
Series 1988-25, Class B, 9.25%, 10/25/18	11,315	12,326
Series 1990-7, Class B, 8.50%, 01/25/20	31,005	33,404
Series 1993-16, Class Z, 7.50%, 02/25/23	132,247	140,913
Series 1993-226, Class PK, 6.00%, 12/25/23	1,000,000	1,025,087
Series 2004-68, Class DY, 5.50%, 09/25/24	2,391,304	2,282,901
Series 2003-66, Class AP, 3.50%, 11/25/32	2,461,582	2,310,909
Series 1998-73, Class MZ, 6.30%, 10/17/38	5,075,923	5,076,450
Fannie Mae-Aces, Series 1998-M4, Class D, 6.27%, 02/25/35	1,480,416	1,500,053
Freddie Mac REMICS
Series 2677, Class LE, 4.50%, 09/15/18	10,000,000	9,599,003
Series 2960, Class BL, 5.00%, 02/15/23	3,916,728	3,844,836
Series 1684, Class I, 6.50%, 03/15/24	2,000,000	2,086,178
Series 2644, Class AY, 5.00%, 10/15/28	3,080,000	3,098,139
Series 2296, Class H, 6.50%, 03/15/31	151,774	157,292

Total Collateralized Mortgage Obligations		41,085,152

U.S. Government Mortgage Backed Agencies (35.8%)
Fannie Mae Pool
Pool #873942, 5.87%, 09/01/11	3,966,749	4,022,513
Pool #381570, 6.30%, 04/01/14	964,855	1,014,362
Pool #381190, 7.90%, 08/01/15	1,500,998	1,687,737
Pool #383142, 7.11%, 10/01/15	2,107,002	2,207,151
Pool #380082, 6.35%, 03/01/16	3,804,957	3,970,917
Pool #381995, 7.40%, 10/01/17	1,013,798	1,125,957
Pool #385012, 6.84%, 04/01/20	4,294,778	4,662,304
Pool #874740, 6.32%, 07/01/22	1,771,887	1,889,399
Pool #874982, 6.81%, 11/01/25	1,739,812	1,927,432
Pool #385258, 6.65%, 07/01/27	1,334,718	1,429,334
Pool #386375, 4.79%, 08/01/28	1,794,524	1,717,854
Pool #386113, 5.35%, 05/01/33	5,119,256	5,020,297
Pool #387114, 5.62%, 09/01/34	1,190,600	1,190,354
Pool #773298, 4.86%, 04/01/35(a)	5,550,661	5,638,257
Pool #813605, 5.51%, 07/01/36(a)	4,670,004	4,722,619
Pool #745769, 5.57%, 07/01/36(a)	5,829,163	5,830,101

Total U.S. Government Mortgage Backed Agencies		48,056,588

U.S. Government Sponsored & Agency Obligations (29.4%)
Federal Farm Credit Bank, 4.70%, 08/10/15	2,480,000	2,526,907
Federal Home Loan Bank System

	Principal
	Amount	Value
U.S. Government Sponsored & Agency Obligations (continued)
5.31%, 12/28/12	$10,000,000	$10,534,300
5.99%, 04/15/13	1,500,000	1,624,918
5.25%, 06/12/37	4,500,000	4,519,719
Federal National Mortgage Association
8.20%, 03/10/16	5,000,000	6,186,420
4.50%, 12/18/17	3,748,000	3,605,160
U.S. Treasury Note
4.75%, 03/31/11(b)	7,000,000	7,354,375
4.88%, 04/30/11	3,000,000	3,165,702

Total U.S. Government Sponsored & Agency Obligations		39,517,501

Repurchase Agreements (3.8%)
CS First Boston, 2.03%, dated 07/31/08, due 08/01/08, repurchase price $5,073,252, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 11/01/35-07/20/38; total market value of $5,174,425	5,072,966	5,072,966

Total Repurchase Agreements		5,072,966

Securities Purchased With Collateral For Securities On Loan (5.7%)
Repurchase Agreement (5.7%)
Barclays Capital, 2.20%, dated 07/31/08, due 08/01/08, repurchase price $7,615,940, collateralized by U.S. Government Agency Mortgages ranging 2.69% — 15.43%, maturing 06/04/12 — 04/25/38; total market value of $7,767,785	7,615,475	7,615,475

Total Securities Purchased With Collateral For Securities On Loan		7,615,475

Total Investments (Cost $140,179,434) (c) — 105.3%		141,347,682
Liabilities in excess of other assets — (5.3)%		(7,153,815)

NET ASSETS — 100.0%		$134,193,867

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2008. The maturity date represents the actual maturity date.

(b)	All or a part of the security was on loan as of July 31, 2008.

(c)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Enhanced Income Fund

	Principal
	Amount	Value
Asset-Backed Securities (42.9%)
Auto Loans (16.6%)
Banc of America Securities Auto Trust, Series 2006-G1, Class A3, 5.18%, 06/18/10	$1,922,973	$1,939,313
BMW Vehicle Owner Trust, Series 2006-A, Class A4, 5.07%, 08/25/11	2,000,000	2,017,853
Capital Auto Receivables Asset Trust
Series 2004-2, Class A4, 3.75%, 07/15/09	1,253,772	1,253,787
Series 2006-2, Class A3A, 4.98%, 05/15/11	2,138,479	2,162,382
Daimler Chrysler Auto Trust
Series 2006-D, Class A3, 4.98%, 02/08/11	1,846,434	1,864,076
Series 2007-A, Class A2A, 4.94%, 03/08/11	918,045	926,060
Ford Credit Auto Owner Trust
Series 2006-A, Class A3, 5.05%, 03/15/10	748,624	752,698
Series 2007-B, Class A2A, 5.26%, 06/15/10	1,297,869	1,308,177
Honda Auto Receivables Owner Trust
Series 2007-2, Class A2, 5.41%, 11/23/09	927,056	931,799
Series 2005-4, Class A4, 4.60%, 11/22/10	1,427,826	1,435,710
Series 2005-3, Class A4, 4.03%, 12/20/10	1,817,918	1,822,324
Household Automotive Trust
Series 2005-3, Class A3, 4.80%, 10/18/10	949,685	952,991
USAA Auto Owner Trust
Series 2008-1, Class A2, 4.27%, 10/15/10	2,000,000	2,010,273
Series 2008-2, Class A2, 3.91%, 01/15/11	2,000,000	2,009,127
Volkswagen Auto Loan Enhanced Trust, Series 2005-1, Class A4, 4.86%, 04/20/12	1,500,000	1,512,372
Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.35%, 02/22/11	758,450	765,111
WFS Financial Owner Trust, Series 2005-2, Class A4, 4.39%, 11/19/12	1,066,918	1,070,703
World Omni Auto Receivables Trust
Series 2007-B, Class A2A, 5.46%, 02/16/10	1,033,672	1,038,654
Series 2008-B, Class A2, 4.13%, 03/15/11	2,000,000	2,010,000

		27,783,410

Credit Card Loans (10.1%)
American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	2,000,000	2,015,807
Bank One Issuance Trust
Series 2004-A1, Class A1, 3.45%, 10/17/11	2,500,000	2,502,456
Series 2004-A6, Class A6, 3.94%, 04/16/12(a)	1,500,000	1,509,791

	Principal
	Amount	Value
Asset-Backed Securities (continued)
Credit Card Loans (continued)
Capital One Multi-Asset Execution Trust, Series 2003-A4, Class A4, 3.65%, 07/15/11	$2,299,999	$2,302,278
Citibank Credit Card Issuance Trust, Series 2006-A2, Class A2, 4.85%, 02/10/11	2,000,000	2,016,165
Citibank Credit Card Master Trust I, Series 1999-2, Class A, 5.88%, 03/10/11	2,500,000	2,538,111
MBNA Credit Card Master Note Trust
Series 2005-A7, Class A7, 4.30%, 02/15/11	2,000,000	2,003,590
Series 2006-A1, Class A1, 4.90%, 07/15/11	2,000,000	2,017,433

		16,905,631

Equipment Loans (6.4%)
Caterpillar Financial Asset Trust
Series 2007-A, Class A2A, 5.40%, 04/26/10	899,679	904,865
Series 2008-A, Class A2A, 4.09%, 12/27/10	1,500,000	1,506,419
CIT Equipment Collateral
Series 2006-VT1, Class A3, 5.13%, 02/20/09	595,067	597,828
Series 2006-VT1, Class A4, 5.16%, 03/20/09	2,000,000	2,012,890
GE Equipment Midticket LLC, Series 2007-1 , Class A2A, 4.58%, 05/14/10	2,440,380	2,453,238
John Deere Owner Trust, Series 2008-A Class A2, 3.63%, 03/15/11	2,000,000	2,003,964
MBNA Practice Solutions Owner Trust, Series 2005-2, Class A3, 4.34%, 06/15/11(b)	1,136,141	1,139,874
		10,619,078
Home Equity Loans (1.2%)
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-6, Class 1A3, 3.34%, 05/25/26	168,721	168,245
Series 2003-3, Class 1A4, 3.30%, 11/25/29	270,380	269,332
Citicorp Residential Mortgage Securities, Inc., Series 2006-1, Class A1, 5.96%, 07/25/36	345,779	345,348
Countrywide Asset-Backed Certificates, Series 2005-7, Class AF2, 4.37%, 10/25/35 (a)	378,314	377,327
FHLMC Structured Pass Through Securities, Series T-50, Class A7, 5.05%, 10/27/31(a)	897,000	812,845

		1,973,097

Utility Loans (8.6%)
CenterPoint Energy Transition Bond Co. LLC, Series 2001-1, Class A3, 5.16%, 09/15/11	2,051,731	2,072,907
CPL Transition Funding LLC, Series 2002-1, Class A3, 5.56%, 01/15/12	2,005,397	2,055,923
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Enhanced Income Fund

	Principal
	Amount	Value
Asset-Backed Securities (continued)
Utility Loans (continued)
FPL Recovery Funding LLC, Series 2007-A, Class A1, 5.05%, 02/01/13	$2,011,785	$2,033,573
Oncor Electric Delivery Transition Bond Co., Series 2003-1, Class A2, 4.03%, 02/15/12	1,544,764	1,550,963
Peco Energy Transition Trust, Series 1999-A, Class A7, 6.13%, 03/01/09	981,806	984,252
Peco Energy Transition Trust, Series 2001-A, Class A1, 6.52%, 12/31/10	1,300,000	1,363,547
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A2, 3.87%, 06/25/11	1,593,578	1,598,278
PP&L Transition Bond Co LLC, Series 1999-1, Class A8, 7.15%, 06/25/09	798,779	807,473
Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.73%, 11/01/10	516,844	518,500
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A1, 3.52%, 11/15/11	1,353,285	1,357,074
		14,342,490
Total Asset-Backed Securities		71,623,706
Collateralized Mortgage Obligations (5.7%)
Fannie Mae REMICS
Series 2004-34, Class PL, 3.50%, 05/25/14	392,418	391,693
Series 2003-57, Class NB, 3.00%, 06/25/18	365,453	349,473
Series 2003-75, Class NB, 3.25%, 08/25/18	295,438	290,054
Series 2004-96, Class EW, 4.50%, 06/25/24	2,107,165	2,111,440
Series 2003-14, Class AN, 3.50%, 03/25/33	283,444	267,595
Freddie Mac REMICS
Series 2611, Class KC, 3.50%, 01/15/17	398,208	393,814
Series 2664, Class GA, 4.50%, 01/15/18	440,665	441,190
Series 2613, Class PA, 3.25%, 05/15/18	483,891	464,670
Series 2630, Class JA, 3.00%, 06/15/18	397,597	391,218
Government National Mortgage Association
Series 2003-49, Class A, 2.21%, 10/16/17	2,279,824	2,256,295
Series 2004-103, Class A, 3.88%, 12/16/19	1,841,589	1,835,685
Residential Funding Mortgage Securities I, Series 2003-S11, Class A1, 2.50%, 06/25/18	357,201	343,797

Total Collateralized Mortgage Obligations		9,536,924

Commercial Mortgage Backed Securities (12.1%)
Asset Securitization Corp., Series 1996-D3, Class A1C, 7.40%, 10/13/26	210,793	213,989
Bear Stearns Commercial Mortgage Securities

	Principal
	Amount	Value
Commercial Mortgage Backed Securities (continued)
Series 2001-TOP2, Class A1, 6.08%, 02/15/35	$161,098	$163,085
Series 2004-T14, Class A2, 4.17%, 01/12/41	2,247,325	2,240,205
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A1, 3.79%, 10/15/41	577,423	575,448
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3, 6.64%, 01/17/32	1,546,622	1,561,394
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C3, Class A2, 4.22%, 04/10/40	2,200,000	2,190,217
Series 2004-C3, Class A3, 4.21%, 12/10/41(a)	2,000,000	1,983,970
Greenwich Capital Commercial Funding Corp., Series 04-GG1, Class A3, 4.34%, 06/10/36	1,854,234	1,850,112
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A1, 2.80%, 06/12/41	481,470	479,408
LB-UBS Commercial Mortgage Trust
Series 2001-C7, Class A2, 5.53%, 12/15/25	178,353	178,389
Series 2002-C1, Class A2, 5.97%, 03/15/26	593,523	594,424
Series 2002-C2, Class A2, 4.90%, 06/15/26	193,351	193,566
Morgan Stanley Capital I
Series 2004-IQ8, Class A3, 4.50%, 11/15/11	2,000,000	1,987,435
Series 2005-HQ5, Class A2, 4.81%, 01/14/42	2,000,000	1,997,129
Series 2005-IQ9, Class A1, 3.99%, 07/15/56	1,609,883	1,600,388
Nomura Asset Securities Corp., Series 1998-D6, Class A1B, 6.59%, 03/15/30	185,598	186,322
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A2, 4.38%, 10/15/41	2,204,832	2,191,437

Total Commercial Mortgage Backed Securities		20,186,918

Corporate Bonds (23.8%)
Aerospace & Defense (0.9%)
United Technologies Corp., 4.38%, 05/01/10	1,500,000	1,530,416

		1,530,416

Banks (3.9%)
HSBC Bank USA NA, 3.88%, 09/15/09	2,000,000	1,992,040
Wachovia Corp., 3.50%, 08/15/08	2,500,000	2,498,805
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Enhanced Income Fund

Wells Fargo & Co., 4.20%, 01/15/10	2,000,000	2,000,976

		6,491,821

Beverages (1.5%)(b)
Pepsi Bottling Holdings, Inc., 5.63%, 02/17/09	2,500,000	2,523,452

		2,523,452

	Principal
	Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (3.0%)
Lehman Brothers Holdings, Inc., 3.50%, 08/07/08	$2,500,000	$2,499,700
Morgan Stanley, 3.88%, 01/15/09	2,500,000	2,490,895

		4,990,595

Health Care Equipment & Supplies (1.5%)
Johnson & Johnson, 6.63%, 09/01/09	2,428,000	2,503,450

		2,503,450
Insurance (1.8%)
Genworth Financial, Inc., 5.23%, 05/16/09	3,000,000	3,008,655

		3,008,655
Machinery (1.2%)
Caterpillar, Inc., 7.25%, 09/15/09	2,000,000	2,072,058
		2,072,058
Manufacturing (1.2%)
John Deere Capital Corp., Series D, 5.40%, 04/07/10	2,000,000	2,048,280

		2,048,280
Other Financial (6.1%)
Associates Corp. of North America, 6.25%, 11/01/08	2,000,000	2,012,152
Berkshire Hathaway Finance Corp., 4.13%, 01/15/10	2,000,000	2,017,408
General Electric Capital Corp., 3.60%, 10/15/08	2,500,000	2,498,640
Monumental Global Funding II, 3.90%, 06/15/09(b)	2,100,000	2,077,026
Toyota Motor Credit Corp., 4.25%, 03/15/10	1,500,000	1,525,189

		10,130,415
Specialty Retail (1.3%)
Wal-Mart Stores, Inc., 6.88%, 08/10/09	2,000,000	2,079,224

		2,079,224

Telecommunications (1.4%)
BellSouth Corp., 4.20%, 09/15/09	2,300,000	2,308,844

		2,308,844

Total Corporate Bonds		39,687,210

Supranational (0.7%)
Inter-American Development Bank, 8.40%, 09/01/09	1,029,000	1,084,032

U.S. Government Sponsored & Agency Obligations (6.4%)
Federal Home Loan Mortgage Corp., 4.88%, 02/09/10	2,000,000	2,054,510
Federal National Mortgage Association, 4.63%, 12/15/09	2,300,000	2,349,809
U.S. Treasury Notes
4.63%, 09/30/08	2,241,000	2,251,329
2.00%, 02/28/10	4,000,000	3,977,812

Total U.S. Government Sponsored & Agency Obligations		10,633,460

	Principal
	Amount	Value
U.S. Government Sponsored Mortgage-Backed Obligations (0.6%)
Fannie Mae Pool
Pool #190255, 6.50%, 02/01/09	$4,429	$4,455
Pool #254256, 5.50%, 04/01/09	13,902	14,132
Pool # 253845, 6.00%, 06/01/16	84,623	86,752
Pool #254089, 6.00%, 12/01/16	130,570	133,854
Pool #545415, 6.00%, 01/01/17	114,010	116,878
Pool #254195, 5.50%, 02/01/17	277,976	281,793
Pool #625178, 5.50%, 02/01/17	247,025	250,417
Freddie Mac Gold Pool
Pool #E00678, 6.50%, 06/01/14	50,497	52,782
Pool #E00991, 6.00%, 07/01/16	66,930	68,466
Total U.S. Government Sponsored Mortgage-Backed Obligations		1,009,529

Repurchase Agreements (7.1%)
CS First Boston, 2.03%, dated 07/31/08, due 08/01/08, repurchase price $11,872,049, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 11/01/35-07/20/38; total market value of $12,108,807	11,871,379	11,871,379

Total Investments
(Cost $165,393,632) (c) — 99.3%		165,633,158
Other assets in excess of liabilities — 0.7%		1,219,148
NET ASSETS — 100.0%		$166,852,306

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2008. The maturity date represents the actual maturity date.

(b)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(c)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Short Duration Bond Fund

	Principal
	Amount	Value
Asset-Backed Securities (21.6%)
Agency Wrap (1.2%)
FHLMC Structured Pass Through Securities, Series T-50, Class A6, 3.61%, 09/27/12	$900,428	$860,216

Auto Loans (12.1%)
AmeriCredit Automobile Receivables Trust, Series 2005-CF, Class A4, 4.63%, 06/06/12	1,406,398	1,383,839
Capital Auto Receivables Asset Trust, Series 2008-1, Class A4A, 4.46%, 07/15/14	1,000,000	982,020
Daimler Chrysler Auto Trust, Series 2007-A, Class A4, 5.28%, 03/08/13	1,000,000	1,013,388
Honda Auto Receivables Owner Trust, Series 2006-3, Class A4, 5.11%, 04/15/12	1,140,000	1,155,670
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A4, 4.28%, 06/16/14	700,000	690,557
USAA Auto Owner Trust, Series 2008-1, Class A4, 4.50%, 10/15/13	1,000,000	992,910
Volkswagen Auto Loan Enhanced Trust, Series 2008-1, Class A2, 3.71%, 04/20/11	1,000,000	1,000,600
World Omni Auto Receivables Trust
5.13%, Series 2008-B, Class A3A, 04/15/13	750,000	754,219
4.74%, Series 2008-A, Class A4, 10/15/13	1,000,000	994,120

		8,967,323

Credit Card Loans (1.3%)
Chase Issuance Trust, Series 2005-A7, Class A7, 4.55%, 03/15/13	1,000,000	1,002,598

Equipment Loans (1.4%)(a)
MBNA Practice Solutions Owner Trust, Series 2005-2, Class A4, 4.47%, 06/15/13	1,000,000	1,005,486

Home Equity Loans (4.2%)
CitiFinancial Mortgage Securities, Inc., Series 2003-4, Class AF4, 4.43%, 10/25/33	1,880,966	1,790,758
Residential Asset Securities Corp., Series 2003-KS10, Class AI4, 4.47%, 03/25/32	1,426,652	1,345,372

		3,136,130

Utility Loans (1.4%)
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A2, 5.03%, 03/25/14	1,000,000	1,019,699

Total Asset-Backed Securities		15,991,452

Collateralized Mortgage Obligations (15.5%)
Fannie Mae REMICS
4.50%, Series 2004-79, Class VE, 08/25/10	934,817	938,220
4.00%, Series 2004-9, Class YJ, 10/25/13	1,792,465	1,791,801
4.00%, Series 2004-80, Class LG, 10/25/16	2,443,120	2,438,044
Freddie Mac REMICS

	Principal
	Amount	Value
Collateralized Mortgage Obligations (continued)
4.50%, Series 2870, Class BC, 07/15/14	$1,821,671	$1,828,930
4.00%, Series 2676, Class CV, 05/15/16	1,101,446	1,094,682
4.00%, Series 2626, Class UN, 08/15/29	1,105,598	1,103,777
Government National Mortgage Association
4.00%, Series 2004-76, Class QA, 01/20/34	1,260,018	1,217,137
3.47%, Series 2004-22, Class BK, 04/20/34	1,106,743	1,097,031

Total Collateralized Mortgage Obligations		11,509,622

Commercial Mortgage Backed Securities (14.6%)
Bear Stearns Commercial Mortgage Securities
5.06%, Series 2001-TOP4, Class A1, 11/15/16	837,384	839,511
6.08%, Series 2001-TOP2, Class A1, 02/15/35	419,214	424,385
4.80%, Series 2004-T14, Class A3, 01/12/41	1,000,000	988,360
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A1, 4.98%, 12/11/49	866,841	854,984
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2, 5.51%, 04/10/38(b)	1,000,000	996,254
LB-UBS Commercial Mortgage Trust
4.89%, Series 2005-C5, Class A2, 09/15/30	2,000,000	1,994,682
5.39%, Series 2007-C1, Class A1, 02/15/40(b)	778,273	773,571
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A1, 4.71%, 07/12/46(b)	1,161,166	1,148,357
Nomura Asset Securities Corp., Series 1998-D6, Class A1B, 6.59%, 03/15/30	170,043	170,706
Wachovia Bank Commercial Mortgage Trust
4.78%, Series 2005-C17, Class A2, 03/15/42	1,303,337	1,300,025
5.62%, Series 2006-C27, Class A2, 07/15/45	1,300,000	1,288,898

Total Commercial Mortgage Backed Securities		10,779,733

Corporate Bonds (11.5%)
Bank (1.3%)
Wells Fargo & Co., 3.98%, 10/29/10	1,000,000	994,500

Consumer Finance (1.3%)(a)
TIAA Global Markets, Inc., 4.88%, 01/12/11	1,000,000	995,910

Diversified Financial Services (1.3%)
Merrill Lynch & Co., Inc., 4.25%, 02/08/10	1,000,000	977,750

See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Short Duration Bond Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Insurance (1.4%)
Genworth Financial, Inc., 5.23%, 05/16/09	$1,000,000	$1,002,890

Other Financial (3.4%)
HSBC Finance Corp., 5.88%, 02/01/09	1,500,000	1,509,900
Metropolitan Life Global Funding I, 4.63%, 08/19/10(a)	1,000,000	1,007,420

		2,517,320

Specialty Retail (1.4%)
Wal-Mart Stores, Inc., 4.13%, 02/15/11	1,000,000	1,006,620

Technology (1.4%)
Cisco Systems, Inc., 5.25%, 02/22/11	1,000,000	1,029,350

Total Corporate Bonds		8,524,340

U.S. Government Sponsored & Agency Obligations (30.3%)
Federal Farm Credit Bank, 3.88%, 08/25/11	750,000	755,415
Federal Home Loan Mortgage Corp., 2.88%, 04/30/10	2,000,000	1,992,300
U.S. Treasury Notes
4.75%, 02/15/10	10,000,000	10,364,800
4.50%, 05/15/10	9,000,000	9,327,690

Total U.S. Government Sponsored & Agency Obligations		22,440,205

Repurchase Agreements (6.1%)
CS First Boston, 2.03%, dated 07/31/08, due 08/01/08, repurchase price $4,505,136, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 11/01/35-07/20/38; total market value of $4,594,980	4,504,882	4,504,882

Total Repurchase Agreements		4,504,882

Total Investments (Cost $73,617,091) (c) — 99.6%		73,750,234
Other assets in excess of liabilities — 0.4%		279,597

NET ASSETS — 100.0%		$74,029,831

(a)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2008. The maturity date represents the actual maturity date.

(c)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Micro Cap Equity Fund

	Shares	Value
Common Stocks (101.3%)
Aerospace & Defense (2.0%)
LMI Aerospace, Inc. *	31,862	$588,491

Air Freight & Logistics (1.5%)
Dynamex, Inc. *	15,200	426,664

Commercial Banks (3.2%)
Cardinal Financial Corp.	42,200	358,278
Gateway Financial Holdings, Inc. (a)	46,700	335,773
Superior Bancorp *(a)	35,075	250,085

		944,136

Commercial Services & Supplies (3.2%)
GeoEye, Inc. *	16,800	363,720
GP Strategies Corp. *	57,000	561,450

		925,170

Communications Equipment (2.1%)(a)
Globecomm Systems, Inc. *	67,800	623,082

Computers & Peripherals (0.6%)
TransAct Technologies, Inc. *	17,196	158,719

Diversified Financial Services (1.9%)
Medallion Financial Corp.	56,600	559,208

Electrical Equipment (4.0%)
BTU International, Inc. *	48,757	467,580
LaBarge, Inc. *	48,075	710,548

		1,178,128

Electronic Equipment & Instruments (4.3%)
IntriCon Corp. *	45,332	308,258
Iteris, Inc. *	229,600	505,120
Spectrum Control, Inc. *	62,800	455,300

		1,268,678

Energy Equipment & Services (6.0%)
Bolt Technology Corp. *(a)	20,450	454,195
ENGlobal Corp. *(a)	33,100	408,454
OMNI Energy Services Corp. *	83,300	425,663
TGC Industries, Inc. *	58,675	473,507

		1,761,819

Health Care Equipment & Supplies (13.8%)
Anika Therapeutics, Inc. *	38,400	312,576
Cardiac Science Corp. *	32,589	290,042
CryoLife, Inc. *(a)	63,500	862,965
Cynosure, Inc., Class A *	24,300	600,696
MTS Medication Technologies, Inc. *	26,624	140,841
Neogen Corp. *	17,600	483,472
Rockwell Medical Technologies, Inc. *(a)	90,500	543,000
ThermoGenesis Corp. *	309,100	454,377
Trinity Biotech PLC ADR — IE*	101,100	334,641

		4,022,610

Health Care Providers & Services (5.1%)
Allied Healthcare International, Inc. *	334,600	639,086
Bio-Reference Laboratories, Inc. *	20,897	540,396
Health Grades, Inc. *	96,400	310,408

		1,489,890

Health Care Technology (1.3%)
Transcend Services, Inc. *	34,000	390,320

Information Technology Services (2.2%)
NCI, Inc., Class A *	26,400	630,168

Insurance (1.6%)(a)
21st Century Holding Co.	54,800	465,800

	Shares	Value
Common Stocks (continued)
Internet & Catalog Retail (1.5%)
PC Mall, Inc. *	50,499	$450,451

Internet Software & Services (2.9%)
DivX, Inc. *	46,000	378,120
Website Pros, Inc. *	71,602	476,153

		854,273

Life Sciences Tools & Services (1.3%)
MEDTOX Scientific, Inc. *	26,924	388,783

Machinery (6.1%)
China Fire & Security Group, Inc. *(a)	25,566	255,404
Flow International Corp. *	83,600	556,776
Sun Hydraulics Corp.	12,280	505,936
Titan Machinery, Inc. *(a)	16,371	448,893

		1,767,009

Marine (3.6%)
Britannia Bulk Holdings, Inc. *	28,400	374,028
Horizon Lines, Inc., Class A (a)	58,196	686,713

		1,060,741

Oil, Gas & Consumable Fuels (1.4%)
Abraxas Petroleum Corp. *	110,600	402,584

Pharmaceutical (1.2%)
Obagi Medical Products, Inc. *	37,300	355,096

Road & Rail (3.6%)
Celadon Group, Inc. *	50,400	666,792
USA Truck, Inc. *	24,100	385,118

		1,051,910

Semiconductors & Semiconductor Equipment (12.9%)
Amtech Systems, Inc. *	61,500	578,715
AXT, Inc. *	114,300	448,056
EMCORE Corp. *(a)	102,100	502,332
NVE Corp. *(a)	19,993	571,800
Pericom Semiconductor Corp. *	36,300	517,638
Silicon Motion Technology Corp. ADR — TW*	41,600	307,840
Techwell, Inc. *	45,000	493,200
Ultra Clean Holdings, Inc. *	53,900	353,045

		3,772,626

Software (9.0%)
Double-Take Software, Inc. *	35,000	386,400
Radiant Systems, Inc. *	51,000	581,910
Smith Micro Software, Inc. *	61,404	442,109
TeleCommunication Systems, Inc., Class A *	118,181	649,995
Versant Corp. *	21,300	560,829

		2,621,243

Textiles, Apparel & Luxury Goods (5.0%)
Fuqi International, Inc. *	57,735	505,759
G-III Apparel Group Ltd. *	42,800	686,084
Hartmarx Corp. *	159,700	253,923

		1,445,766

Total Common Stocks		29,603,365

See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Micro Cap Equity Fund

	Principal
	Amount	Value
Repurchase Agreements (1.1%)
CS First Boston, 2.03%, dated 07/31/08, due 08/01/08, repurchase price $327,615, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 11/01/35-07/20/38; total market value of $334,149	$327,597	$327,597

Total Repurchase Agreements		327,597

Securities Purchased With Collateral For Securities On Loan (15.1%)
Repurchase Agreement (15.1%)
Barclays Capital, 2.20%, dated 07/31/08, due 08/01/08, repurchase price $4,398,198, collateralized by U.S. Government Agency Mortgages ranging 2.69% — 15.43%, maturing 06/04/12 — 04/25/38; total market value of $4,485,888	4,397,929	4,397,929

Total Securities Purchased With Collateral For Securities On Loan		4,397,929

Total Investments (Cost $38,410,643) (b) — 117.5%		34,328,891

Liabilities in excess of other assets — (17.5)%		(5,102,885)

NET ASSETS — 100.0%		$29,226,006

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of July 31, 2008.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

IE	Ireland

TW	Taiwan
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Value Opportunities Fund

	Shares	Value
Common Stocks (99.7%)
Aerospace & Defense (3.8%)
Axsys Technologies, Inc. *	2,200	$161,568
Teledyne Technologies, Inc. *	1,960	123,284
TransDigm Group, Inc. *	2,400	88,344

		373,196

Airline (1.3%)
Republic Airways Holdings, Inc. *	13,200	126,852

Biotechnology (6.3%)
Alkermes, Inc. *	6,700	105,525
Alnylam Pharmaceuticals, Inc. *	3,800	132,164
Myriad Genetics, Inc. *	3,200	212,800
OSI Pharmaceuticals, Inc. *	3,300	173,679

		624,168

Building Products (1.2%)
Armstrong World Industries, Inc.	3,600	121,356

Capital Markets (1.6%)
BGC Partners, Inc., Class A *	15,600	110,760
GFI Group, Inc.	4,400	44,396

		155,156

Chemicals (2.6%)
Innophos Holdings, Inc.	2,400	70,488
O.M. Group, Inc. *	2,500	84,000
Terra Industries, Inc.	1,900	102,600

		257,088

Commercial Banks (6.0%)
First Bancorp Puerto Rico	13,100	114,625
Independent Bank Corp.	3,500	91,560
Old National Bancorp	4,600	69,828
Southside Bancshares, Inc.	5,565	110,354
Sterling Bancorp	7,300	102,492
Suffolk Bancorp	3,400	108,970

		597,829

Commercial Services & Supplies (3.7%)
Cenveo, Inc. *	6,900	63,756
Comfort Systems U.S.A., Inc.	4,600	60,996
Deluxe Corp.	2,900	41,470
Huron Consulting Group, Inc. *	2,200	114,752
Knoll, Inc.	5,400	83,376

		364,350

Communications Equipment (3.4%)
Avocent Corp. *	5,700	135,546
Harmonic, Inc. *	13,200	102,828
Starent Networks Corp. *	7,400	96,940

		335,314

Computers & Peripherals (0.9%)
QLogic Corp. *	4,700	88,548

Diversified Telecommunication Services (1.2%)
NTELOS Holdings Corp.	4,780	114,290

Electric Utilities (2.3%)
Hawaiian Electric Industries, Inc.	3,500	86,590
ITC Holdings Corp.	2,700	140,724

		227,314

Electrical Equipment (2.1%)
EnerSys *	2,300	74,244
GrafTech International Ltd. *	2,700	63,315
WESCO International, Inc. *	1,800	67,770

		205,329

	Shares	Value
Common Stocks (continued)
Electronic Equipment & Instruments (0.7%)
SYNNEX Corp. *	3,000	$70,080

Energy Equipment & Services (3.6%)
Oil States International, Inc. *	2,200	120,736
Pioneer Drilling Co. *	6,800	108,052
T-3 Energy Services, Inc. *	1,900	130,283

		359,071

Food & Staples Retailing (2.3%)
BJ’s Wholesale Club, Inc. *	4,400	165,132
Casey’s General Stores, Inc.	2,400	59,040

		224,172

Food Products (0.7%)(a)
Imperial Sugar Co.	5,300	74,094

Health Care Equipment & Supplies (3.3%)
Cynosure, Inc., Class A *	4,500	111,240
Kinetic Concepts, Inc. *	1,600	55,920
Merit Medical Systems, Inc. *	8,100	163,701

		330,861

Health Care Providers & Services (2.5%)
Air Methods Corp. *	3,100	88,877
Animal Health International, Inc. *	14,580	80,336
HealthSpring, Inc. *	4,300	83,635

		252,848

Hotels, Restaurants & Leisure (2.6%)
Bally Technologies, Inc. *	3,800	120,802
Bob Evans Farms, Inc.	3,300	94,512
Ruth’s Hospitality Group, Inc. *	8,600	41,022

		256,336

Household Durables (1.3%)
Tupperware Brands Corp.	3,300	128,700

Independent Power Producers & Energy Traders (0.9%)
Ormat Technologies, Inc.	1,900	91,238

Industrial Conglomerate (1.1%)
Carlisle Cos., Inc.	3,700	113,183

Information Technology Services (1.9%)
CyberSource Corp. *	5,700	101,175
Mantech International Corp., Class A *	1,600	89,344

		190,519

Insurance (5.2%)
Amerisafe, Inc. *	8,950	162,621
Amtrust Financial Services, Inc.	8,500	123,845
Navigators Group, Inc. *	2,400	114,144
Platinum Underwriters Holdings Ltd.	3,300	119,130

		519,740

Internet & Catalog Retail (1.0%)(a)
NetFlix, Inc. *	3,200	98,848

Internet Software & Services (2.6%)
CMGI, Inc. *	9,600	117,504
Sohu.com, Inc. *	1,900	143,412

		260,916

Leisure Equipment & Products (1.0%)
JAKKS Pacific, Inc. *	4,300	94,514

Life Sciences Tools & Services (1.7%)
Dionex Corp. *	900	62,568

See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Value Opportunities Fund

	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (continued)
PAREXEL International Corp. *	3,600	$105,228

		167,796

Machinery (2.1%)
Gardner Denver, Inc. *	2,200	100,320
LB Foster Co., Class A *	2,700	103,869

		204,189

Media (1.9%)
Gray Television, Inc.	8,900	22,250
Journal Communications, Inc., Class A	11,700	55,575
Marvel Entertainment, Inc. *	3,200	111,040

		188,865

Metals & Mining (0.7%)
Olympic Steel, Inc.	1,400	71,190

Oil, Gas & Consumable Fuels (3.9%)
Bois d’Arc Energy, Inc. *	2,600	56,940
Encore Acquisition Co. *	2,300	142,301
Swift Energy Co. *	3,600	182,952

		382,193

Paper & Forest Products (0.9%)
Mercer International, Inc. *	14,700	91,434

Pharmaceutical (0.9%)
Auxilium Pharmaceuticals, Inc. *	2,500	92,750

Real Estate Investment Trusts (5.8%)
Corporate Office Properties Trust	4,300	167,184
First Industrial Realty Trust, Inc. (a)	3,700	91,723
Getty Realty Corp.	4,200	78,582
Hersha Hospitality Trust	13,800	97,980
NorthStar Realty Finance Corp.	16,700	139,946

		575,415

Road & Rail (1.6%)
Old Dominion Freight Line, Inc. *	4,200	154,140

Semiconductors & Semiconductor Equipment (2.9%)
Amkor Technology, Inc. *	14,900	130,524
Veeco Instruments, Inc. *	4,300	70,004
Volterra Semiconductor Corp. *	5,500	90,200

		290,728

Software (4.9%)
Ansys, Inc. *	2,900	133,052
Concur Technologies, Inc. *	4,000	164,880
Manhattan Associates, Inc. *	2,400	58,896
Parametric Technology Corp. *	4,000	77,480
TIBCO Software, Inc. *	6,200	50,902

		485,210

Specialty Retail (1.9%)
Sonic Automotive, Inc., Class A	3,200	32,224
Stein Mart, Inc.	18,300	81,801
Wet Seal, Inc. (The), Class A *	17,700	77,703

		191,728

Textiles, Apparel & Luxury Goods (2.2%)
Deckers Outdoor Corp. *	900	101,709
Perry Ellis International, Inc. *	5,500	119,625

		221,334

Thrifts & Mortgage Finance (0.5%)
Dime Community Bancshares	3,000	50,190

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Trading Companies & Distributors (0.7%)
Houston Wire & Cable Co.	3,700	$72,816

Total Common Stocks		9,895,888

Repurchase Agreements (0.1%)
CS First Boston, 2.03%, dated 07/31/08, due 08/01/08, repurchase price $12,336, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 11/01/35-07/20/38; total market value of $12,582	$12,335	12,335

Total Repurchase Agreements		12,335

Securities Purchased With Collateral For Securities On Loan (0.9%)
Repurchase Agreement (0.9%)
Barclays Capital, 2.20%, dated 07/31/08, due 08/01/08, repurchase price $88,925, collateralized by U.S. Government Agency Mortgages ranging 2.69% — 15.43%, maturing 06/04/12 — 04/25/38; total market value of $90,698	88,920	88,920

Total Securities Purchased With Collateral For Securities On Loan		88,920

Total Investments (Cost $9,657,350) (b) — 100.7%		9,997,143

Liabilities in excess of other assets — (0.7)%		(73,986)

NET ASSETS — 100.0%		$9,923,157

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of July 31, 2008.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
Asset-Backed Securities (1.5%)
Auto Loans (0.7%)
Honda Auto Receivables Owner Trust, Series 2006-3, Class A3, 5.12%, 10/15/10	$5,173,427	$5,220,693
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.74%, 09/15/09	2,081,136	2,089,163

		7,309,856

Credit Card Loans (0.5%)(a)
Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4, 5.45%, 05/10/13	4,570,000	4,663,044

Home Equity Loans (0.3%)(a)
Aegis Asset Backed Securities Trust, Series 2006-1, Class A1, 2.54%, 01/25/37	2,531,664	2,469,146
Fremont Home Loan Trust, Series 2005-E, Class 2A2, 2.63%, 01/25/36	48,905	48,843

		2,517,989

Total Asset-Backed Securities		14,490,889

Collateralized Debt Obligation (0.0%)(a) (b)
North Front Pass-Through Trust, 5.81%, 12/15/24	205,000	187,693

Collateralized Mortgage Obligations (0.9%)(a)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1, 6.00%, 06/25/47	1,834,501	1,551,207
Merrill Lynch Mortgage Investors, Inc., Series 2005-A7, Class 2A1, 5.39%, 09/25/35	4,484,118	3,950,504
Residential Accredit Loans, Inc., Series 2006-QA9, Class A1, 2.64%, 11/25/36	4,683,441	2,736,484

Total Collateralized Mortgage Obligations		8,238,195

Commercial Mortgage Backed Securities (8.0%)
Banks (3.8%)
Banc of America Commercial Mortgage, Inc.
Series 2005-4, Class A5A, 4.93%, 07/10/45	1,936,000	1,804,062
Series 2006-6, Class A4, 5.36%, 10/10/45	2,830,000	2,628,534
First Union National Bank Commercial Mortgage, Series 2000-C2, Class A2, 7.20%, 10/15/32	3,377,018	3,488,499
First Union National Bank-Bank of America Commercial Mortgage Trust, Series 2001-C1, Class A2, 6.14%, 03/15/33	2,096,817	2,128,125
JPMorgan Chase Commercial Mortgage Securities Corp.

	Principal
	Amount	Value
Commercial Mortgage Backed Securities (continued)
Banks (continued)
Series 2005-FL1A, Class A2, 2.64%, 02/15/19(a) (b)	$9,994,000	$9,629,091
Series 2001-CIBC, Class B, 6.45%, 03/15/33	2,604,000	2,660,174
Series 2001-CIB3, Class A3, 6.47%, 11/15/35	2,264,000	2,315,996
Series 2001-CIB3, Class C, 7.09%, 11/15/35(a) (b)	1,292,000	1,339,923
Series 2005-LDP4, Class AM, 5.00%, 10/15/42(a)	1,546,000	1,403,262
5.88%, 04/15/45(a)	2,321,000	2,229,651
Wachovia Bank Commercial Mortgage Trust
Series 2002-C1, Class C, 6.55%, 04/15/34	1,189,000	1,218,940
Series 2006-C29, Class A4, 5.31%, 11/15/48	2,050,000	1,885,674
Series 2007-C32, Class A3, 5.93%, 06/15/49(a)	5,000,000	4,635,239

		37,367,170

Diversified Financial Services (2.6%)
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class AJ, 4.75%, 06/11/41	1,384,000	1,169,331
CS First Boston Mortgage Securities Corp.
Series 2001-CK1, Class C, 6.73%, 12/18/35	2,078,000	2,134,353
Series 2002-CKS4, Class A2, 5.18%, 11/15/36	2,050,000	2,009,381
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4, 5.91%, 07/10/38(a)	6,120,000	5,926,810
Series 2007-GG9, Class A4, 5.44%, 03/10/39	4,660,000	4,252,014
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5, 5.28%, 08/10/38(a)	2,133,000	2,080,383
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4, 5.12%, 11/15/32	2,161,000	2,092,586
Morgan Stanley Capital I
Series 1999-WF1, Class B, 6.20%, 11/15/31(a)	3,219,909	3,214,083
Series 1999-RM1, Class A2, 6.71%, 12/15/31(a)	601,834	601,959
Series 2005-T19, Class A2, 4.73%, 06/12/47	2,153,000	2,135,781

		25,616,681

Electric Power (0.3%)
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A2, 4.35%, 06/10/48	2,461,000	2,441,238

Hotels, Restaurants & Leisure (0.7%)(a) (b)
TW Hotel Funding 2005 LLC, Series 2005-LUX, Class A1, 2.71%, 01/15/21	6,651,219	6,414,989

See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
Commercial Mortgage Backed Securities (continued)
Mortgage-Backed (0.6%)(a)
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4, 4.98%, 05/10/43	$6,180,000	$5,798,918

Total Commercial Mortgage Backed Securities		77,638,996

Corporate Bonds (18.5%)
Aerospace & Defense (0.1%)
Boeing Co., 6.13%, 02/15/33	205,000	202,307
Lockheed Martin Corp.
7.65%, 05/01/16	123,000	137,434
Series B, 6.15%, 09/01/36	396,000	380,162

		719,903

Airlines (0.1%)
United Technologies Corp.
6.35%, 03/01/11	127,000	133,449
4.88%, 05/01/15	560,000	558,140
5.40%, 05/01/35	308,000	278,589

		970,178

Auto Components (0.0%)
Johnson Controls, Inc.
5.25%, 01/15/11	123,000	124,591
4.88%, 09/15/13	123,000	122,431

		247,022

Banks (3.5%)
Banco Nacional de Comercio Exterior SNC, 3.88%, 01/21/09(b)	41,000	41,205
Bank of America Corp.
6.60%, 05/15/10	82,000	84,203
4.50%, 08/01/10	144,000	144,406
4.38%, 12/01/10	410,000	409,272
5.38%, 08/15/11	267,000	267,058
4.88%, 09/15/12	201,000	196,763
4.88%, 01/15/13	451,000	437,594
4.75%, 08/01/15	431,000	397,128
5.25%, 12/01/15	513,000	469,141
6.00%, 06/15/16	205,000	197,701
5.63%, 10/14/16	1,245,000	1,174,212
5.30%, 03/15/17	500,000	457,100
Bank of Tokyo-Mitsubishi UFJ Ltd., 7.40%, 06/15/11	246,000	258,572
Bank One Corp.
7.88%, 08/01/10	41,000	43,268
5.25%, 01/30/13	103,000	101,087
8.00%, 04/29/27	202,000	214,143
BB&T Corp.
6.50%, 08/01/11	1,358,000	1,357,256
4.75%, 10/01/12	164,000	153,052
Capital One Bank USA NA
5.75%, 09/15/10	164,000	161,731
5.13%, 02/15/14	410,000	380,533
Capital One Financial Corp.
5.50%, 06/01/15	308,000	269,275
5.25%, 02/21/17	211,000	174,966
Charter One Bank NA, 6.38%, 05/15/12	500,000	512,055
Citigroup, Inc.
4.13%, 02/22/10	369,000	364,293
4.63%, 08/03/10	226,000	224,109

	Principal
	Amount	Value
Corporate Bonds (continued)
Banks (continued)
6.50%, 01/18/11	$92,000	$94,475
5.13%, 02/14/11	62,000	61,581
6.00%, 02/21/12	103,000	102,618
5.25%, 02/27/12	850,000	831,203
5.63%, 08/27/12	205,000	199,825
5.30%, 01/07/16	2,246,000	2,076,303
5.85%, 08/02/16	287,000	272,412
6.63%, 06/15/32	232,000	205,897
5.88%, 02/22/33	82,000	65,452
5.85%, 12/11/34	475,000	388,245
5.88%, 05/29/37	200,000	165,674
Comerica, Inc., 4.80%, 05/01/15	123,000	106,152
Deutsche Bank AG London, 4.88%, 05/20/13	1,000,000	981,471
Eksportfinans AS
4.75%, 12/15/08	287,000	288,962
5.50%, 05/25/16	267,000	279,364
FIA Card Services NA(b)
4.63%, 08/03/09	874,000	871,882
7.13%, 11/15/12	140,000	147,817
Fifth Third Bank, 4.20%, 02/23/10	607,000	579,854
Golden West Financial Corp., 4.75%, 10/01/12	109,000	96,630
HSBC Bank USA NA
3.88%, 09/15/09	478,000	476,098
4.63%, 04/01/14	410,000	386,140
6.00%, 08/09/17	250,000	250,666
5.88%, 11/01/34	498,000	430,926
5.63%, 08/15/35	400,000	333,236
HSBC Holdings PLC
7.50%, 07/15/09	392,000	401,998
6.50%, 05/02/36	500,000	455,928
JPMorgan Chase & Co.
4.50%, 11/15/10	828,000	827,964
4.60%, 01/17/11	410,000	407,682
5.60%, 06/01/11	935,000	955,357
6.63%, 03/15/12	447,000	460,977
4.75%, 03/01/15	176,000	163,273
5.15%, 10/01/15	349,000	323,880
6.00%, 01/15/18	750,000	727,677
JPMorgan Chase Bank NA
5.88%, 06/13/16	308,000	299,658
6.00%, 10/01/17	750,000	728,284
KeyBank NA
5.70%, 08/15/12	185,000	170,157
5.80%, 07/01/14	103,000	78,677
Korea Development Bank
4.75%, 07/20/09	615,000	617,674
5.75%, 09/10/13	82,000	82,307
Manufacturers & Traders Trust Co., 3.85%, 04/01/13(b)	300,000	259,623
Marshall & Ilsley Bank, 5.25%, 09/04/12	113,000	106,904
MBNA Corp., 5.00%, 05/04/10	226,000	226,659
National City Bank, 4.25%, 01/29/10	250,000	228,962
National City Corp., 4.90%, 01/15/15	246,000	144,218
PNC Funding Corp., 5.25%, 11/15/15	246,000	224,597
Regions Financial Corp., 6.38%, 05/15/12	892,000	821,038
Sovereign Bank, 5.13%, 03/15/13	200,000	159,507
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Banks (continued)
State Street Bank & Trust Co., 5.30%, 01/15/16	$200,000	$191,288
SunTrust Bank
5.20%, 01/17/17	123,000	104,621
5.45%, 12/01/17	127,000	107,990
Synovus Financial Corp., 4.88%, 02/15/13	62,000	55,272
UBS AG, 5.88%, 07/15/16	679,000	662,720
UBS AG Stamford CT, Series DPNT, 5.88%, 12/20/17	250,000	243,192
Union Planters Corp., 4.38%, 12/01/10	62,000	58,916
UnionBanCal Corp., 5.25%, 12/16/13	144,000	134,715
US Bancorp, Series P, 4.50%, 07/29/10	205,000	207,811
US Bank NA
6.38%, 08/01/11	249,000	260,007
4.95%, 10/30/14	185,000	182,725
4.80%, 04/15/15	92,000	88,954
Wachovia Bank NA
5.60%, 03/15/16	492,000	422,643
6.60%, 01/15/38	500,000	392,995
Wachovia Corp.
5.30%, 10/15/11	935,000	875,118
4.88%, 02/15/14	127,000	108,494
5.50%, 08/01/35	338,000	231,055
Washington Mutual Bank/Henderson NV
5.50%, 01/15/13	182,000	125,580
5.13%, 01/15/15	718,000	466,700
Washington Mutual, Inc., 4.00%, 01/15/09	205,000	173,738
Wells Fargo & Co.
4.20%, 01/15/10	328,000	328,160
4.63%, 08/09/10	255,000	257,272
5.13%, 09/15/16	144,000	133,577
5.38%, 02/07/35	318,000	267,090
5.95%, 08/26/36	1,700,000	1,491,009

		34,627,649

Beverages (0.2%)
Anheuser-Busch Cos., Inc.
4.38%, 01/15/13	21,000	19,865
5.00%, 03/01/19	164,000	142,212
5.75%, 04/01/36	151,000	125,497
6.00%, 11/01/41	103,000	84,062
Bottling Group LLC, 4.63%, 11/15/12	287,000	290,928
Coca-Cola Bottling Co. Consolidated, 5.00%, 11/15/12	62,000	60,643
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	146,000	162,753
6.95%, 11/15/26	103,000	108,925
6.75%, 09/15/28	494,000	512,790
Miller Brewing Co., 5.50%, 08/15/13(b)	103,000	103,166
Pepsi Bottling Group, Inc., 7.00%, 03/01/29	144,000	157,103
PepsiAmericas, Inc., 4.88%, 01/15/15	208,000	201,296

		1,969,240

	Principal
	Amount	Value
Corporate Bonds (continued)
Building Products (0.0%)
Stanley Works (The), 4.90%, 11/01/12	$92,000	$90,032

Chemicals (0.2%)
Albemarle Corp., 5.10%, 02/01/15(c)	82,000	77,530
Cytec Industries, Inc., 6.00%, 10/01/15	113,000	110,286
Dow Chemical Co. (The), 6.00%, 10/01/12	310,000	317,162
E.I. du Pont de Nemours & Co., 5.25%, 12/15/16	515,000	501,384
Lubrizol Corp.
5.50%, 10/01/14	196,000	186,864
6.50%, 10/01/34	103,000	91,684
Praxair, Inc., 3.95%, 06/01/13	123,000	118,660
Rohm & Haas Co., 7.85%, 07/15/29	82,000	86,252
Sealed Air Corp., 6.95%, 05/15/09(b)	103,000	104,334

		1,594,156

Consumer Goods (0.2%)
Cadbury Schweppes US Finance LLC, 5.13%, 10/01/13(b)	123,000	118,171
Fortune Brands, Inc.
5.13%, 01/15/11	287,000	286,096
5.38%, 01/15/16	585,000	539,653
Procter & Gamble Co.
4.95%, 08/15/14	205,000	209,136
4.85%, 12/15/15	123,000	124,723
6.45%, 01/15/26	700,000	736,142
5.80%, 08/15/34	405,000	398,052

		2,411,973

Containers & Packaging (0.0%)
Newell Rubbermaid, Inc., 4.00%, 05/01/10	62,000	60,920

Diversified Financial Services (1.8%)
Bear Stearns Cos., Inc. (The)
4.55%, 06/23/10	1,943,000	1,925,659
5.70%, 11/15/14	256,000	247,124
5.30%, 10/30/15	123,000	114,246
4.65%, 07/02/18	246,000	209,200
Goldman Sachs Group, Inc. (The)
6.60%, 01/15/12	72,000	74,615
5.25%, 04/01/13	461,000	455,047
5.25%, 10/15/13	605,000	594,990
5.13%, 01/15/15	461,000	434,581
5.35%, 01/15/16	453,000	425,099
5.75%, 10/01/16	700,000	667,236
5.63%, 01/15/17	1,350,000	1,237,239
6.13%, 02/15/33	450,000	390,951
6.75%, 10/01/37	700,000	618,694
Jefferies Group, Inc., 6.25%, 01/15/36(c)	123,000	87,540
Kreditanstalt fuer Wiederaufbau
3.25%, 03/30/09	369,000	367,601
5.13%, 05/13/09	1,500,000	1,527,513
4.13%, 10/15/14	492,000	479,420
4.38%, 07/21/15	1,005,000	1,011,220
Landwirtschaftliche Rentenbank
4.88%, 02/14/11	615,000	637,839
5.25%, 07/15/11	250,000	262,663
5.13%, 02/01/17	600,000	627,032
Lehman Brothers Holdings, Inc.
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
4.25%, 01/27/10	$318,000	$305,689
7.88%, 08/15/10	40,000	39,730
6.00%, 07/19/12	365,000	346,379
4.80%, 03/13/14	513,000	454,719
5.50%, 04/04/16	625,000	552,956
5.75%, 01/03/17	600,000	517,264
6.88%, 07/17/37	200,000	165,743
Morgan Stanley
5.05%, 01/21/11	720,000	710,946
6.60%, 04/01/12	349,000	350,414
5.30%, 03/01/13	461,000	439,613
4.75%, 04/01/14	410,000	365,828
5.45%, 01/09/17	1,345,000	1,166,174
7.25%, 04/01/32	226,000	208,315

		18,019,279

Diversified Manufacturing (0.6%)
3M Co, 5.70%, 03/15/37	950,000	948,602
Exelon Corp.
4.90%, 06/15/15	287,000	262,908
5.63%, 06/15/35	414,000	347,366
Honeywell International, Inc.
6.13%, 11/01/11	103,000	109,496
5.40%, 03/15/16	890,000	906,905
International Paper Co.
4.00%, 04/01/10	349,000	337,599
5.85%, 10/30/12	30,000	28,414
5.30%, 04/01/15	144,000	124,980
Kimberly-Clark Corp.
5.63%, 02/15/12	205,000	213,750
4.88%, 08/15/15	710,000	700,277
Masco Corp.
5.88%, 07/15/12	148,000	136,524
4.80%, 06/15/15	246,000	210,151
6.13%, 10/03/16	315,000	272,847
Pitney Bowes, Inc.
4.75%, 01/15/16	205,000	193,260
4.75%, 05/15/18	62,000	56,281
Westvaco Corp., 7.95%, 02/15/31	82,000	76,076
Weyerhaeuser Co.
6.75%, 03/15/12	443,000	456,099
7.38%, 03/15/32	154,000	146,869

		5,528,404

Electric Utility (0.6%)
Alabama Power Co., 5.70%, 02/15/33	226,000	211,684
Appalachian Power Co., Series L, 5.80%, 10/01/35	144,000	120,741
Arizona Public Service Co., 5.50%, 09/01/35	150,000	112,594
Baltimore Gas & Electric Co., 5.90%, 10/01/16	615,000	590,699
Commonwealth Edison Co., Series 98, 6.15%, 03/15/12	82,000	84,061
Consolidated Edison Co. of New York, Inc.
Series 04-C, 4.70%, 06/15/09	103,000	104,044
Series 99-B, 7.15%, 12/01/09	25,000	26,088
Series 02-B, 4.88%, 02/01/13	86,000	85,664
Series 05-C, 5.38%, 12/15/15	123,000	121,478
Series 03-A, 5.88%, 04/01/33	82,000	74,285
Consumers Energy Co., Series F, 4.00%, 05/15/10	167,000	165,327

	Principal
	Amount	Value
Corporate Bonds (continued)
Electric Utility (continued)
Florida Power & Light Co.
4.85%, 02/01/13	$103,000	$103,523
5.85%, 02/01/33	70,000	67,651
5.95%, 10/01/33	53,000	51,872
5.40%, 09/01/35	90,000	81,522
5.65%, 02/01/37	200,000	187,498
Florida Power Corp., 5.90%, 03/01/33	247,000	230,753
Georgia Power Co., Series K, 5.13%, 11/15/12	74,000	75,278
Metropolitan Edison Co., 4.88%, 04/01/14	164,000	153,894
MidAmerican Energy Co., 5.80%, 10/15/36	200,000	181,844
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	441,000	453,237
6.13%, 04/01/36	555,000	521,227
Ohio Power Co.
Series K, 6.00%, 06/01/16	349,000	342,975
Series G, 6.60%, 02/15/33	164,000	154,063
Pacific Gas & Electric Co., 4.20%, 03/01/11	492,000	488,403
PSEG Power LLC
6.95%, 06/01/12	51,000	53,204
5.50%, 12/01/15	287,000	275,600
Public Service Electric & Gas Co., Series B, 5.13%, 09/01/12	135,000	136,735
Puget Sound Energy, Inc., 5.48%, 06/01/35	103,000	84,662
Southern Power Co., Series B, 6.25%, 07/15/12	174,000	181,169
Wisconsin Electric Power Co., 5.63%, 05/15/33	41,000	37,519

		5,559,294

Electronic Equipment & Instruments (0.2%)
Cooper Industries, Inc., 5.50%, 11/01/09	72,000	73,390
General Electric Co., 5.00%, 02/01/13	946,000	951,219
Motorola, Inc.
7.63%, 11/15/10	111,000	111,749
7.50%, 05/15/25	144,000	128,799
Northrop Grumman Systems Corp.
7.13%, 02/15/11	274,000	289,109
7.75%, 02/15/31	82,000	92,942
Raytheon Co.
6.40%, 12/15/18	144,000	149,793
7.00%, 11/01/28	92,000	96,937
Rockwell Collins, Inc., 4.75%, 12/01/13	205,000	201,864

		2,095,802

Food Processors (0.4%)
ArcherDanielsMidland Co.
5.94%, 10/01/32	140,000	125,565
5.38%, 09/15/35	103,000	84,061
Campbell Soup Co., 4.88%, 10/01/13	164,000	164,322
ConAgra Foods, Inc.
6.75%, 09/15/11	62,000	64,144
7.00%, 10/01/28	154,000	149,775
General Mills, Inc., 6.00%, 02/15/12	185,000	190,687
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Food Processors (continued)
Hershey Co. (The), 5.45%, 09/01/16	$267,000	$266,471
Kellogg Co., Series B, 7.45%, 04/01/31	103,000	115,033
Kraft Foods, Inc.
4.13%, 11/12/09	410,000	408,563
5.63%, 11/01/11	326,000	329,415
6.00%, 02/11/13	500,000	507,481
6.50%, 11/01/31	131,000	120,568
6.88%, 02/01/38	1,300,000	1,254,738
Sara Lee Corp., 6.25%, 09/15/11	174,000	176,818
SYSCO Corp., 5.38%, 09/21/35	74,000	66,832
Unilever Capital Corp.
7.13%, 11/01/10	76,000	81,386
5.90%, 11/15/32	144,000	137,626
W.M. Wrigley Jr Co., 4.65%, 07/15/15	150,000	131,146

		4,374,631

Gas Distribution (0.2%)
Southern California Gas Co., 4.80%, 10/01/12	267,000	267,752
Texas Eastern Transmission LP, 7.30%, 12/01/10	1,525,000	1,610,081

		1,877,833

Health Care Equipment & Supplies (0.1%)
Baxter International, Inc., 4.63%, 03/15/15	53,000	50,998
Johnson & Johnson, 4.95%, 05/15/33	537,000	481,884
Medtronic, Inc., Series B, 4.38%, 09/15/10	129,000	131,188

		664,070

Health Care Providers & Services (0.0%)
Quest Diagnostics, Inc., 5.45%, 11/01/15	376,000	357,950

Home Builder (0.0%)
MDC Holdings, Inc., 5.50%, 05/15/13	103,000	97,123

Hotels, Restaurants & Leisure (0.0%)
Yum! Brands, Inc., 8.88%, 04/15/11	82,000	88,255

Independent Finance (0.2%)
Credit Suisse USA, Inc.
4.13%, 01/15/10	277,000	277,564
6.13%, 11/15/11	185,000	189,870
6.50%, 01/15/12	246,000	253,790
5.13%, 01/15/14	119,000	116,238
5.85%, 08/16/16	300,000	294,484
7.13%, 07/15/32	395,000	408,167

		1,540,113

Industrial Conglomerates (0.0%)
Goodrich Corp.
6.29%, 07/01/16	171,000	171,306
6.80%, 07/01/36	129,000	129,633

		300,939

Insurance (0.7%)
Ace INA Holdings, Inc., 5.88%, 06/15/14	390,000	390,355
Aetna, Inc., 6.00%, 06/15/16	650,000	642,910
Allstate Corp. (The) 6.13%, 02/15/12	176,000	183,728

	Principal
	Amount	Value
Corporate Bonds (continued)
Insurance (continued)
7.50%, 06/15/13	$425,000	$460,207
5.00%, 08/15/14	205,000	199,483
6.13%, 12/15/32	82,000	73,593
5.55%, 05/09/35	62,000	51,475
5.95%, 04/01/36	82,000	70,990
American General Corp., 7.50%, 07/15/25	103,000	97,535
AXA Financial, Inc.
7.75%, 08/01/10	185,000	193,980
7.00%, 04/01/28	92,000	88,945
Chubb Corp., 6.00%, 05/11/37	225,000	199,539
Genworth Financial, Inc.
5.75%, 06/15/14	62,000	57,925
6.50%, 06/15/34	144,000	124,310
Hartford Financial Services Group, Inc.
4.75%, 03/01/14	82,000	76,696
6.10%, 10/01/41	41,000	34,970
Infinity Property & Casualty Corp., Series B, 5.50%, 02/18/14	82,000	79,840
Lincoln National Corp., 6.15%, 04/07/36	410,000	352,520
Marsh & McLennan Cos., Inc.
6.25%, 03/15/12	72,000	74,125
5.75%, 09/15/15	327,000	317,872
MetLife, Inc.
6.13%, 12/01/11	445,000	465,073
5.50%, 06/15/14	185,000	185,832
5.70%, 06/15/35	336,000	290,407
NLV Financial Corp., 7.50%, 08/15/33(b)	51,000	47,734
Progressive Corp. (The), 6.25%, 12/01/32	113,000	98,385
RLI Corp., 5.95%, 01/15/14	82,000	79,576
Travelers Cos., Inc. (The), 5.75%, 12/15/17	340,000	330,077
Travelers Property Casualty Corp., 6.38%, 03/15/33	133,000	121,702
UnitedHealth Group, Inc.
5.38%, 03/15/16	205,000	191,602
5.80%, 03/15/36	417,000	329,202
W.R. Berkley Corp., 5.13%, 09/30/10	72,000	72,153
WellPoint, Inc.
5.00%, 12/15/14	598,000	556,839
5.25%, 01/15/16	226,000	210,100
5.95%, 12/15/34	82,000	69,034

		6,818,714

Leasing (0.1%)
International Lease Finance Corp.
3.50%, 04/01/09	205,000	199,368
5.00%, 04/15/10	410,000	390,791

		590,159

Leisure Equipment & Products (0.1%)
Walt Disney Co. (The)
Series B, 6.38%, 03/01/12	97,000	103,407
Series B, 6.20%, 06/20/14	687,000	742,133

		845,540

Machinery (0.3%)
Black & Decker Corp., 4.75%, 11/01/14	160,000	144,889
Caterpillar, Inc.
See accompanying notes to statements of investments

Statement of Investments (continued)
July 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Machinery (continued)
7.30%, 05/01/31	$70,000	$79,126
6.05%, 08/15/36	123,000	119,762
Deere & Co.
6.95%, 04/25/14	611,000	669,151
8.10%, 05/15/30	400,000	470,813
Dover Corp., 4.88%, 10/15/15	156,000	152,695
Emerson Electric Co.
4.50%, 05/01/13	1,050,000	1,041,542
6.00%, 08/15/32	57,000	54,896

		2,732,874

Media (0.8%)
CBS Corp.
5.63%, 08/15/12	310,000	297,660
7.88%, 07/30/30	55,000	51,039
5.50%, 05/15/33	82,000	61,013
Comcast Cable Communications Holdings, Inc.
8.38%, 03/15/13	164,000	181,045
9.46%, 11/15/22	82,000	97,648
Comcast Cable Holdings LLC, 9.80%, 02/01/12	213,000	239,464
Comcast Corp.
5.85%, 01/15/10	351,000	356,072
5.90%, 03/15/16	287,000	280,441
6.50%, 01/15/17	507,000	510,867
7.05%, 03/15/33	205,000	203,652
5.65%, 06/15/35	414,000	344,273
6.50%, 11/15/35	70,000	65,306
6.45%, 03/15/37	488,000	446,798
COX Communications, Inc.
7.13%, 10/01/12	205,000	214,344
5.45%, 12/15/14	246,000	237,907
5.50%, 10/01/15	667,000	637,608
Historic TW, Inc., 6.88%, 06/15/18	122,000	118,793
Time Warner Cable, Inc., 6.20%, 07/01/13	500,000	510,685
Time Warner, Inc.
6.88%, 05/01/12	384,000	392,188
5.88%, 11/15/16(b)	475,000	445,164
7.63%, 04/15/31	773,000	766,203
7.70%, 05/01/32	648,000	647,462
Viacom, Inc.
6.25%, 04/30/16	351,000	334,808
6.88%, 04/30/36	226,000	203,402

		7,643,842

Metals & Mining (0.1%)
Alcoa, Inc., 5.87%, 02/23/22	335,000	300,035
Barrick Gold Finance Co., 4.88%, 11/15/14	160,000	150,412
Newmont Mining Corp., 5.88%, 04/01/35	164,000	135,383
Vale Overseas Ltd., 6.88%, 11/21/36	556,000	531,249

		1,117,079

Mortgage Banks (0.1%)
Countrywide Home Loans, Inc.
Series K, 5.63%, 07/15/09	390,000	382,508
Series L, 4.00%, 03/22/11	494,000	459,426

		841,934

	Principal
	Amount	Value
Corporate Bonds (continued)
Oil, Gas & Consumable Fuels (0.7%)
Anadarko Petroleum Corp., 6.45%, 09/15/36	$269,000	$258,869
Apache Corp.
6.25%, 04/15/12	160,000	168,516
7.63%, 07/01/19	41,000	47,054
Atmos Energy Corp.
4.00%, 10/15/09	287,000	283,891
5.13%, 01/15/13	92,000	89,864
4.95%, 10/15/14	185,000	172,058
Boardwalk Pipelines LP, 5.20%, 06/01/18	62,000	55,585
Canadian Natural Resources Ltd., 6.25%, 03/15/38	660,000	623,041
CenterPoint Energy Resources Corp., Series B, 7.88%, 04/01/13	246,000	263,200
Colonial Pipeline Co., 7.63%, 04/15/32(b)	150,000	168,245
ConocoPhillips
8.75%, 05/25/10	246,000	267,202
4.75%, 10/15/12	270,000	273,361
6.65%, 07/15/18	332,000	360,138
5.90%, 10/15/32	123,000	120,201
ConocoPhillips Holding Co., 6.95%, 04/15/29	152,000	163,687
Devon Energy Corp., 7.95%, 04/15/32	250,000	292,129
Devon OEI Operating, Inc., 7.25%, 10/01/11	402,000	429,916
Enterprise Products Operating LP, Series B, 5.60%, 10/15/14	656,000	641,100
Hess Corp., 7.30%, 08/15/31	196,000	211,877
Kinder Morgan Energy Partners LP
7.50%, 11/01/10	144,000	151,409
6.75%, 03/15/11	64,000	66,064
5.80%, 03/15/35	144,000	122,041
Marathon Oil Corp., 6.80%, 03/15/32	82,000	80,018
Motiva Enterprises LLC, 5.20%, 09/15/12(b)	51,000	51,622
Murphy Oil Corp., 6.38%, 05/01/12	41,000	42,206
Occidental Petroleum Corp., 6.75%, 01/15/12	185,000	199,281
Valero Energy Corp.
6.88%, 04/15/12	260,000	268,385
7.50%, 04/15/32	82,000	78,412
6.63%, 06/15/37	320,000	284,353
XTO Energy, Inc.
5.30%, 06/30/15	195,000	188,581
5.65%, 04/01/16	82,000	79,481
6.38%, 06/15/38	390,000	361,427

		6,863,214

Oilfield Machinery & Services (0.1%)
Halliburton Co., 5.50%, 10/15/10	228,000	235,504
Nabors Industries, Inc., 5.38%, 08/15/12	29,000	29,098
Plains All American Pipeline LP, 5.63%, 12/15/13	230,000	230,430

		495,032

Other Financial (2.9%)
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	287,000	268,344
See accompanying notes to statements of investments

Statement of Investments (continued)
July 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Other Financial (continued)
American Express Co., 4.88%, 07/15/13	$837,000	$792,287
American General Finance Corp., Series H, 5.38%, 10/01/12	572,000	499,407
American International Group, Inc.
5.05%, 10/01/15	103,000	91,725
5.60%, 10/18/16	290,000	263,626
5.85%, 01/16/18	1,300,000	1,166,071
6.25%, 05/01/36	164,000	139,394
Ameritech Capital Funding Corp., 6.45%, 01/15/18	62,000	61,948
Associates Corp. of North America, 6.95%, 11/01/18	236,000	238,071
Berkshire Hathaway Finance Corp., 4.85%, 01/15/15	246,000	241,224
BHP Billiton Finance USA Ltd., 5.25%, 12/15/15	550,000	527,000
Boeing Capital Corp., 6.10%, 03/01/11	35,000	36,899
BP Capital Markets America, Inc., 4.20%, 06/15/18	103,000	93,677
Bunge Ltd. Finance Corp., 5.10%, 07/15/15	62,000	53,264
Caterpillar Financial Services Corp.
4.50%, 06/15/09	144,000	145,267
5.05%, 12/01/10	260,000	267,028
5.50%, 03/15/16	205,000	205,785
CIT Group, Inc.
4.75%, 12/15/10	139,000	113,384
5.13%, 09/30/14	174,000	126,275
5.40%, 01/30/16	123,000	87,600
5.85%, 09/15/16	575,000	410,204
6.00%, 04/01/36	144,000	99,933
CitiFinancial, Inc., 10.00%, 05/15/09	41,000	42,664
ConocoPhillips Australia Funding Co., 5.50%, 04/15/13	226,000	232,849
Continental Airlines, Inc.
Series 00-1, 7.92%, 05/01/10	250,000	238,750
Series 02-1, 6.56%, 02/15/12	162,000	143,370
CRH America, Inc., 6.00%, 09/30/16	465,000	413,083
Daimler Finance North America LLC
5.88%, 03/15/11	1,513,000	1,520,467
7.30%, 01/15/12	271,000	282,352
6.50%, 11/15/13	338,000	340,389
8.50%, 01/18/31	506,000	541,544
Deutsche Bank Financial LLC, 5.38%, 03/02/15(b)	123,000	118,999
Devon Financing Corp. ULC, 6.88%, 09/30/11	297,000	313,775
Diageo Capital PLC, 5.50%, 09/30/16	300,000	292,737
Diageo Finance BV, 5.30%, 10/28/15	451,000	443,127
General Electric Capital Corp.
Series A, 4.63%, 09/15/09	441,000	446,215
Series A, 3.75%, 12/15/09	574,000	577,520
Series A, 5.50%, 04/28/11	287,000	296,218
Series A, 5.88%, 02/15/12	41,000	42,243
Series A, 6.00%, 06/15/12	182,000	188,131
4.88%, 03/04/15	431,000	423,680
5.00%, 01/08/16	205,000	197,483
5.40%, 02/15/17	415,000	401,614
5.63%, 09/15/17	1,150,000	1,119,592

	Principal
	Amount	Value
Corporate Bonds (continued)
Other Financial (continued)
Series A, 6.75%, 03/15/32	$867,000	$869,974
Series A, 6.15%, 08/07/37	750,000	708,478
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34	139,000	120,978
H.J. Heinz Finance Co.
6.00%, 03/15/12	150,000	153,261
6.75%, 03/15/32	62,000	60,285
HSBC Finance Corp.
4.75%, 04/15/10	246,000	246,262
7.00%, 05/15/12	264,000	274,146
5.25%, 04/15/15	185,000	178,058
5.00%, 06/30/15	349,000	331,248
ING Security Life Institutional Funding, 4.25%, 01/15/10(b)	620,000	615,750
John Deere Capital Corp., Series D, 4.40%, 07/15/09	267,000	269,336
McDonnell Douglas Corp., 9.75%, 04/01/12	325,000	375,157
Mellon Funding Corp.
6.40%, 05/14/11	185,000	190,788
5.00%, 12/01/14	185,000	171,620
Monumental Global Funding II, 4.38%, 07/30/09(b)	205,000	203,260
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/14	226,000	219,203
5.45%, 04/10/17	400,000	388,373
Series C, 8.00%, 03/01/32	111,000	123,632
Nisource Finance Corp., 5.25%, 09/15/17	180,000	158,792
Nissan Motor Acceptance Corp., 4.63%, 03/08/10(b)	113,000	113,109
Pemex Project Funding Master Trust
9.13%, 10/13/10	97,000	104,663
6.63%, 06/15/35	226,000	220,960
Popular North America, Inc., 4.70%, 06/30/09	226,000	223,718
Principal Life Global Funding I(b)
6.25%, 02/15/12	150,000	153,850
5.25%, 01/15/13	615,000	606,266
Prudential Financial, Inc.
5.10%, 12/14/11	515,000	513,346
Series B, 5.10%, 09/20/14	205,000	193,753
6.00%, 12/01/17	500,000	476,958
Series B, 5.75%, 07/15/33	103,000	89,208
SLM Corp.
5.13%, 08/27/12	825,000	707,800
Series A, 5.38%, 05/15/14	759,000	642,145
Spectra Energy Capital LLC, 6.75%, 02/15/32	123,000	112,174
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	98,000	88,930
Textron Financial Corp., 4.60%, 05/03/10	245,000	247,250
TIAA Global Markets, Inc., 4.95%, 07/15/13(b)	1,600,000	1,585,477
Toll Brothers Finance Corp., 6.88%, 11/15/12	62,000	59,096
Verizon Communications, Inc.
4.90%, 09/15/15	410,000	387,343
5.85%, 09/15/35	82,000	71,896
Verizon Global Funding Corp.
See accompanying notes to statements of investments

Statement of Investments (continued)
July 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Other Financial (continued)
6.88%, 06/15/12	$205,000	$216,833
7.38%, 09/01/12	363,000	390,891
4.38%, 06/01/13	256,000	246,834
7.75%, 12/01/30	810,000	841,881
Western & Southern Financial Group, Inc., 5.75%, 07/15/33(b)	103,000	85,189
Willis North America, Inc., 5.63%, 07/15/15	123,000	111,348

		28,694,734

Other Utility (0.6%)
American Electric Power Co., Inc., 5.25%, 06/01/15	133,000	127,248
Consolidated Natural Gas Co.
Series C, 6.25%, 11/01/11	313,000	323,846
Series A, 5.00%, 12/01/14	396,000	375,763
Constellation Energy Group, Inc., 6.13%, 09/01/09	217,000	219,079
Dominion Resources, Inc.
5.70%, 09/17/12	113,000	113,844
Series E, 6.30%, 03/15/33	308,000	284,323
Series B, 5.95%, 06/15/35	174,000	156,314
DTE Energy Co., 6.35%, 06/01/16	287,000	286,252
Duke Energy Ohio, Inc.
5.70%, 09/15/12	29,000	29,291
Series A, 5.40%, 06/15/33	51,000	42,191
Entergy Gulf States, Inc., 5.25%, 08/01/15	123,000	114,618
Entergy Mississippi, Inc., 5.15%, 02/01/13	201,000	198,076
FirstEnergy Corp., Series C, 7.38%, 11/15/31	287,000	306,949
New York State Electric & Gas Corp., 5.75%, 05/01/23	41,000	37,361
Oncor Electric Delivery Co.
6.38%, 05/01/12	383,000	384,237
6.38%, 01/15/15	308,000	301,542
Pacific Gas & Electric Co.
4.80%, 03/01/14	328,000	318,916
5.80%, 03/01/37	400,000	364,018
Pacificorp, 5.25%, 06/15/35	123,000	103,771
Pepco Holdings, Inc.
6.45%, 08/15/12	74,000	75,245
7.45%, 08/15/32	82,000	83,794
Progress Energy, Inc.
7.10%, 03/01/11	85,000	89,018
7.75%, 03/01/31	164,000	181,712
Public Service Co. of Colorado, Series 15, 5.50%, 04/01/14	174,000	176,253
SCANA Corp.
6.88%, 05/15/11	359,000	374,113
6.25%, 02/01/12	103,000	106,168
Southern California Edison Co.
6.00%, 01/15/34	123,000	120,699
5.55%, 01/15/36	164,000	151,110
Virginia Electric and Power Co., Series A, 5.40%, 01/15/16	103,000	100,649
Westar Energy, Inc., 6.00%, 07/01/14	185,000	186,073
Xcel Energy, Inc.
5.61%, 04/01/17(b)	173,000	164,803
6.50%, 07/01/36	123,000	117,576

	Principal
	Amount	Value
Corporate Bonds (continued)
Other Utility (continued)

		6,014,852

Pharmaceuticals (0.6%)
Abbott Laboratories, 5.88%, 05/15/16	$334,000	$343,579
Bristol-Myers Squibb Co., 5.25%, 08/15/13	825,000	837,261
Eli Lilly & Co.
6.00%, 03/15/12	205,000	217,989
5.20%, 03/15/17	800,000	801,129
7.13%, 06/01/25	82,000	91,554
Genentech, Inc., 5.25%, 07/15/35	62,000	52,478
Merck & Co., Inc.
4.75%, 03/01/15	396,000	392,292
6.40%, 03/01/28	51,000	51,921
5.95%, 12/01/28	113,000	109,283
Pfizer, Inc., 4.65%, 03/01/18	185,000	178,343
Pharmacia Corp., 6.60%, 12/01/28	123,000	127,326
Schering-Plough Corp., 5.30%, 12/01/13	800,000	804,575
Wyeth
5.50%, 02/01/14	472,000	477,553
5.50%, 02/15/16	741,000	740,716
6.50%, 02/01/34	144,000	147,629
6.00%, 02/15/36	200,000	191,695

		5,565,323

Pipelines (0.1%)
AGL Capital Corp., 4.45%, 04/15/13	123,000	116,912
Duke Energy Carolinas LLC, 6.25%, 01/15/12	970,000	1,014,978
Texas Gas Transmission LLC, 4.60%, 06/01/15	123,000	112,347

		1,244,237

Publishing (0.2%)
Gannett Co., Inc., 6.38%, 04/01/12	164,000	158,438
News America, Inc.
9.25%, 02/01/13	82,000	93,811
5.30%, 12/15/14	833,000	820,607
8.00%, 10/17/16	82,000	90,593
7.28%, 06/30/28	53,000	53,809
6.20%, 12/15/34	170,000	154,476
6.40%, 12/15/35	323,000	299,261

		1,670,995

Real Estate Investment Trusts (0.5%)
AvalonBay Communities, Inc.
6.63%, 09/15/11	62,000	63,380
5.50%, 01/15/12	465,000	459,311
Boston Properties LP, 5.00%, 06/01/15	360,000	325,269
Brandywine Operating Partnership LP, 5.63%, 12/15/10	125,000	121,110
Camden Property Trust, 5.00%, 06/15/15	103,000	90,664
Colonial Realty LP, 6.25%, 06/15/14	320,000	298,210
Developers Diversified Realty Corp., 5.38%, 10/15/12	205,000	188,582
Duke Realty LP
5.25%, 01/15/10	123,000	121,758
4.63%, 05/15/13	535,000	487,951
ERP Operating LP
5.25%, 09/15/14	278,000	254,738
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
5.38%, 08/01/16	$205,000	$181,538
HCP, Inc.
6.45%, 06/25/12	39,000	37,083
6.00%, 01/30/17	328,000	270,797
Health Care REIT, Inc., 6.00%, 11/15/13	123,000	118,025
Hospitality Properties Trust, 6.75%, 02/15/13	525,000	488,390
HRPT Properties Trust, 5.75%, 02/15/14	123,000	111,331
iStar Financial, Inc., 5.65%, 09/15/11	176,000	131,120
Liberty Property LP, 7.25%, 03/15/11	27,000	27,498
Prologis, 5.25%, 11/15/10	328,000	327,556
Simon Property Group LP
4.60%, 06/15/10	164,000	161,706
5.10%, 06/15/15	294,000	267,388
6.10%, 05/01/16	287,000	276,731
Vornado Realty LP, 5.60%, 02/15/11	144,000	138,693
Washington Real Estate Investment Trust, 5.25%, 01/15/14	82,000	73,909
Westfield Capital Corp. Ltd., 5.13%, 11/15/14(b)	107,000	97,580

		5,120,318

Road & Rail (0.2%)
Burlington Northern Santa Fe Corp., 7.95%, 08/15/30	144,000	162,230
CSX Corp.
6.75%, 03/15/11	92,000	93,712
5.50%, 08/01/13	308,000	299,249
Norfolk Southern Corp.
6.75%, 02/15/11	371,000	388,315
5.59%, 05/17/25	59,000	52,277
7.25%, 02/15/31	437,000	459,731
TTX Co., 4.90%, 03/01/15(b)	154,000	159,062
Union Pacific Corp.
5.38%, 06/01/33	43,000	35,147
6.25%, 05/01/34	164,000	151,779

		1,801,502

Service Companies (0.2%)
Omnicom Group, Inc., 5.90%, 04/15/16	123,000	119,611
Oracle Corp., 5.25%, 01/15/16	548,000	542,192
RR Donnelley & Sons Co.
4.95%, 04/01/14	82,000	74,394
6.13%, 01/15/17	400,000	367,666
Science Applications International Corp., 5.50%, 07/01/33	123,000	97,649
Waste Management, Inc.
7.38%, 08/01/10	103,000	106,141
6.38%, 11/15/12	144,000	143,478
7.00%, 07/15/28	113,000	102,237

		1,553,368

Specialty Retail (0.9%)
Costco Wholesale Corp., 5.50%, 03/15/17	475,000	478,857
CVS Caremark Corp.
4.00%, 09/15/09	82,000	81,461
6.25%, 06/01/27	460,000	443,698
Home Depot, Inc. 5.25%, 12/16/13	1,120,000	1,068,908

	Principal
	Amount	Value
Corporate Bonds (continued)
Specialty Retail (continued)
5.40%, 03/01/16	$410,000	$374,713
JC Penney Corp., Inc.
8.00%, 03/01/10	321,000	330,645
5.75%, 02/15/18	600,000	526,427
Kroger Co. (The)
6.20%, 06/15/12	164,000	168,911
7.50%, 04/01/31	178,000	189,913
Lowe’s Cos., Inc., 6.50%, 03/15/29	164,000	157,653
Ltd. Brands, Inc., 6.13%, 12/01/12	103,000	96,115
Macy’s Retail Holdings, Inc.
6.63%, 04/01/11	289,000	282,771
5.75%, 07/15/14	308,000	274,933
6.90%, 04/01/29	353,000	293,070
Safeway, Inc.
6.50%, 03/01/11	89,000	92,083
5.80%, 08/15/12	144,000	146,259
5.63%, 08/15/14	123,000	122,778
Target Corp.
10.00%, 01/01/11	46,000	50,780
7.00%, 07/15/31	121,000	121,556
6.35%, 11/01/32	217,000	205,880
Wal-Mart Stores, Inc.
6.88%, 08/10/09	570,000	592,579
4.13%, 07/01/10	287,000	291,066
4.13%, 02/15/11	267,000	268,766
5.00%, 04/05/12	1,300,000	1,343,438
7.55%, 02/15/30	82,000	91,087
5.25%, 09/01/35	492,000	420,190

		8,514,537

Technology (0.2%)
Cisco Systems, Inc.
5.25%, 02/22/11	205,000	211,018
5.50%, 02/22/16	433,000	437,905
Dell, Inc., 7.10%, 04/15/28	144,000	147,369
Hewlett-Packard Co., 6.50%, 07/01/12	208,000	221,989
International Business Machines Corp.
4.75%, 11/29/12	359,000	365,707
5.88%, 11/29/32	732,000	705,803

		2,089,791

Telecommunications (0.6%)
AT&T Mobility LLC, 7.13%, 12/15/31	287,000	288,234
AT&T, Inc.
5.30%, 11/15/10	267,000	273,941
6.25%, 03/15/11	330,000	341,403
5.88%, 08/15/12	295,000	303,841
5.10%, 09/15/14	597,000	585,287
5.63%, 06/15/16	205,000	202,986
6.15%, 09/15/34	814,000	753,794
BellSouth Corp.
6.00%, 10/15/11	583,000	602,171
5.20%, 09/15/14	349,000	343,057
6.55%, 06/15/34	123,000	116,329
6.00%, 11/15/34	849,000	765,672
Embarq Corp.
6.74%, 06/01/13	433,000	416,872
7.08%, 06/01/16	92,000	85,976
GTE Corp.
6.84%, 04/15/18	144,000	145,085
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Shares or
	Principal
	Amount	Value
Corporate Bonds (continued)
Telecommunications (continued)
6.94%, 04/15/28	$103,000	$97,037
New Cingular Wireless Services, Inc.
8.13%, 05/01/12	31,000	34,016
8.75%, 03/01/31	224,000	260,870
Rogers Wireless, Inc., 7.25%, 12/15/12	540,000	569,037

		6,185,608

Transportation (0.1%)
General Dynamics Corp., 4.25%, 05/15/13	175,000	173,721
Southwest Airlines Co., 5.13%, 03/01/17	103,000	87,646
United Parcel Service, Inc.
8.38%, 04/01/20	82,000	101,039
8.38%, 04/01/30(d)	123,000	150,440

		512,846

Total Corporate Bonds		180,111,265

Municipal Bonds (0.1%)
Illinois (0.1%)
State of Illinois, 5.10%, 06/01/33	695,000	638,962

Texas (0.0%)(d)
City of Dallas, Texas, 5.25%, 02/15/24	492,000	485,806

Total Municipal Bonds		1,124,768

Sovereign Bonds (1.9%)
CANADA (0.6%)
Province of British Columbia Canada, 4.30%, 05/30/13	111,000	112,816
Province of Manitoba Canada
Series EM, 7.50%, 02/22/10	205,000	218,071
5.00%, 02/15/12	1,025,000	1,069,266
Province of Nova Scotia Canada, 5.13%, 01/26/17	615,000	629,592
Province of Ontario Canada
4.38%, 02/15/13	297,000	300,794
4.50%, 02/03/15	463,000	461,941
4.75%, 01/19/16	205,000	206,776
Province of Quebec Canada
5.00%, 07/17/09	2,215,000	2,253,018
4.60%, 05/26/15	246,000	245,118
Series PD, 7.50%, 09/15/29	402,000	508,967

		6,006,359

CHILE (0.0%)
Chile Government International Bond, 5.50%, 01/15/13	123,000	128,301

CHINA (0.0%)
China Government International Bond, 4.75%, 10/29/13	205,000	206,658

ITALY (0.3%)
Italian Republic
3.25%, 05/15/09	697,000	699,618
4.38%, 06/15/13	390,000	395,990
4.50%, 01/21/15	652,000	658,434
4.75%, 01/25/16	287,000	292,400

	Principal
	Amount	Value
Sovereign Bonds (continued)
ITALY (continued)
6.88%, 09/27/23	$174,000	$204,556
5.38%, 06/15/33	584,000	584,675

		2,835,673

MEXICO (0.3%)
Mexico Government International Bond
6.38%, 01/16/13	795,000	836,738
6.75%, 09/27/34	1,423,000	1,530,436

		2,367,174

POLAND (0.0%)
Poland Government International Bond, 5.00%, 10/19/15	156,000	155,271

REPUBLIC OF KOREA (0.1%)
Export-Import Bank of Korea
4.63%, 03/16/10	287,000	286,479
5.13%, 02/14/11	246,000	246,198
Republic of Korea, 4.25%, 06/01/13	492,000	477,910

		1,010,587

SOUTH AFRICA (0.0%)
South Africa Government International Bond, 6.50%, 06/02/14	144,000	148,680

SPAIN (0.1%)
Telefonica Emisiones SAU, 6.42%, 06/20/16	1,080,000	1,092,521

SWEDEN (0.5%)
Svensk Exportkredit AB, Series A, 4.88%, 09/29/11	4,101,000	4,241,246

Total Sovereign Bonds		18,192,470

U.S. Government Mortgage Backed Agencies (42.9%)
Fannie Mae Pool
Pool #560868, 7.50%, 02/01/31	3,845	4,131
Pool #607212, 7.50%, 10/01/31	66,694	71,664
Pool #607559, 6.50%, 11/01/31	1,740	1,801
Pool #607632, 6.50%, 11/01/31	557	577
Pool #661664, 7.50%, 09/01/32	65,031	69,743
Pool #254548, 5.50%, 12/01/32	89,886	88,579
Pool #656559, 6.50%, 02/01/33	182,547	188,784
Pool #694846, 6.50%, 04/01/33	26,088	26,817
Pool #750229, 6.50%, 10/01/33	162,039	166,563
Pool #725027, 5.00%, 11/01/33	3,430,359	3,280,316
Pool #788027, 6.50%, 09/01/34	145,213	149,766
Pool #804847, 4.50%, 01/01/35	226,700	208,677
Pool #735141, 5.50%, 01/01/35	6,174,516	6,048,068
Pool #256023, 6.00%, 12/01/35	4,714,577	4,740,951
Pool #888022, 5.00%, 02/01/36	30,070,884	28,680,419
Pool #885398, 5.00%, 06/01/36	12,735,743	12,122,968
Pool #888077, 5.00%, 08/01/36	1,909,149	1,814,308
Pool #894441, 5.85%, 08/01/36(a)	6,178,588	6,310,609
Pool #908698, 6.50%, 10/01/36	955,024	981,685
Pool #919390, 6.50%, 05/01/37	434,026	446,186
Pool #919496, 6.50%, 05/01/37	28,433	29,229
Pool #937723, 6.50%, 06/01/37	633,431	651,177
Pool #937776, 6.50%, 06/01/37	519,030	533,571
Pool #939745, 6.50%, 06/01/37	1,616,649	1,661,942
Pool #939749, 6.50%, 06/01/37	850,727	874,561
Pool #899585, 6.00%, 07/01/37	1,713,962	1,723,721
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
Pool # 888637, 6.00%, 09/01/37	$271,941	$273,489
Pool #946614, 6.00%, 09/01/37	3,354,581	3,373,682
Pool #889116, 6.00%, 02/01/38	10,922,426	10,984,615
Fannie Mae TBA September, 6.00%, 09/15/35	14,400,000	14,422,493
Federal Home Loan Mortgage Corp. TBA
5.50%, 08/15/22	400,000	400,625
4.50%, 08/15/23	20,000,000	19,137,500
5.00%, 08/15/37	200,000	189,750
5.50%, 08/15/37	32,300,000	31,603,547
5.50%, 08/01/38	4,000,000	3,910,000
Federal National Mortgage Association TBA
5.00%, 09/25/07	16,100,000	15,808,187
4.50%, 08/18/18	15,000,000	14,371,875
5.50%, 08/01/19	4,800,000	4,815,000
6.00%, 08/15/36	20,400,000	20,489,250
6.50%, 08/15/37	6,100,000	6,262,028
Freddie Mac Gold Pool
Pool #E00282, 6.50%, 03/01/09	7,422	7,690
Pool #G10399, 6.50%, 07/01/09	1,518	1,536
Pool #E00394, 7.50%, 09/01/10	14,189	14,673
Pool #M80898, 4.50%, 02/01/11	278,524	281,706
Pool #M80904, 4.50%, 03/01/11	173,541	171,948
Pool #M80917, 4.50%, 05/01/11	42,607	43,093
Pool #M80926, 4.50%, 07/01/11	169,640	171,578
Pool #M80934, 4.50%, 08/01/11	210,617	208,684
Pool #G10940, 6.50%, 11/01/11	6,266	6,492
Pool #G11130, 6.00%, 12/01/11	54,008	55,487
Pool #M80981, 4.50%, 07/01/12	88,861	88,505
Pool #E00507, 7.50%, 09/01/12	1,666	1,737
Pool #G10749, 6.00%, 10/01/12	39,627	40,453
Pool #M81009, 4.50%, 02/01/13	110,552	109,537
Pool #E69050, 6.00%, 02/01/13	24,083	24,585
Pool #E72896, 7.00%, 10/01/13	12,159	12,725
Pool #G11612, 6.00%, 04/01/14	30,626	31,432
Pool #E00677, 6.00%, 06/01/14	61,643	63,101
Pool #E00802, 7.50%, 02/01/15	31,459	32,914
Pool #G11001, 6.50%, 03/01/15	22,639	23,477
Pool #G11003, 7.50%, 04/01/15	1,655	1,731
Pool #G11164, 7.00%, 05/01/15	5,264	5,519
Pool #E81396, 7.00%, 10/01/15	1,028	1,078
Pool #E81394, 7.50%, 10/01/15	9,413	9,860
Pool #E84097, 6.50%, 12/01/15	3,029	3,142
Pool #E00938, 7.00%, 01/01/16	14,363	15,071
Pool #E82132, 7.00%, 01/01/16	2,923	3,068
Pool #E82815, 6.00%, 03/01/16	10,715	10,939
Pool #G11972, 6.00%, 04/01/16	180,246	184,016
Pool #E83231, 6.00%, 04/01/16	2,840	2,899
Pool #E83233, 6.00%, 04/01/16	7,593	7,752
Pool #E83046, 7.00%, 04/01/16	1,820	1,910
Pool #E00975, 6.00%, 05/01/16	42,903	43,886
Pool #E83355, 6.00%, 05/01/16	11,193	11,427
Pool #E83636, 6.00%, 05/01/16	19,722	20,135
Pool #E83933, 6.50%, 05/01/16	787	816
Pool #E00985, 6.00%, 06/01/16	23,667	24,209
Pool #E00987, 6.50%, 06/01/16	20,504	21,423
Pool #E84236, 6.50%, 06/01/16	5,139	5,331
Pool #E00996, 6.50%, 07/01/16	2,562	2,677
Pool #E84912, 6.50%, 08/01/16	13,235	13,730
Pool #E85117, 6.50%, 08/01/16	6,964	7,224
Pool #E85387, 6.00%, 09/01/16	26,258	26,808

	Principal
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
Pool #E85800, 6.50%, 10/01/16	$5,356	$5,556
Pool #E86183, 6.00%, 11/01/16	3,707	3,785
Pool #E01083, 7.00%, 11/01/16	4,881	5,115
Pool #G11207, 7.00%, 11/01/16	13,072	13,719
Pool #E86746, 5.50%, 12/01/16	57,844	58,005
Pool #E86533, 6.00%, 12/01/16	7,613	7,773
Pool #E01095, 6.00%, 01/01/17	9,673	9,895
Pool #E87584, 6.00%, 01/01/17	7,781	7,944
Pool #E86995, 6.50%, 01/01/17	23,550	24,432
Pool #E87291, 6.50%, 01/01/17	28,537	29,606
Pool #E87446, 6.50%, 01/01/17	5,033	5,223
Pool #E88076, 6.00%, 02/01/17	7,547	7,706
Pool #E01127, 6.50%, 02/01/17	15,333	16,012
Pool #E88055, 6.50%, 02/01/17	44,334	46,003
Pool #E88106, 6.50%, 02/01/17	27,854	28,903
Pool #E01137, 6.00%, 03/01/17	14,756	15,095
Pool #E88134, 6.00%, 03/01/17	2,343	2,392
Pool #E88474, 6.00%, 03/01/17	14,241	14,540
Pool #E88768, 6.00%, 03/01/17	37,281	38,062
Pool #E01138, 6.50%, 03/01/17	7,851	8,197
Pool #E01139, 6.00%, 04/01/17	66,441	67,966
Pool #E89217, 6.00%, 04/01/17	9,686	9,889
Pool #E89222, 6.00%, 04/01/17	68,130	69,559
Pool #E89347, 6.00%, 04/01/17	3,355	3,425
Pool #E89496, 6.00%, 04/01/17	15,561	15,888
Pool #E88729, 6.00%, 04/01/17	11,259	11,496
Pool #E89149, 6.00%, 04/01/17	17,587	17,955
Pool #E89151, 6.00%, 04/01/17	13,109	13,384
Pool #E89203, 6.50%, 04/01/17	5,998	6,223
Pool #E01140, 6.00%, 05/01/17	58,007	59,339
Pool #E89530, 6.00%, 05/01/17	41,214	42,078
Pool #E89746, 6.00%, 05/01/17	94,108	96,081
Pool #E89909, 6.00%, 05/01/17	14,751	15,060
Pool #G11409, 6.00%, 05/01/17	88,626	90,483
Pool #E89788, 6.00%, 05/01/17	8,796	8,981
Pool #E01156, 6.50%, 05/01/17	22,198	23,169
Pool #E89924, 6.50%, 05/01/17	45,544	47,259
Pool #E01157, 6.00%, 06/01/17	40,963	41,906
Pool #B15071, 6.00%, 06/01/17	207,358	211,701
Pool #E90194, 6.00%, 06/01/17	11,355	11,593
Pool #E90227, 6.00%, 06/01/17	9,327	9,522
Pool #E90313, 6.00%, 06/01/17	4,772	4,872
Pool #E90591, 5.50%, 07/01/17	58,719	59,342
Pool #E90594, 6.00%, 07/01/17	35,510	36,255
Pool #E90667, 6.00%, 07/01/17	9,926	10,134
Pool #E90645, 6.00%, 07/01/17	59,253	60,495
Pool #E01186, 5.50%, 08/01/17	129,864	131,312
Pool #E01205, 6.50%, 08/01/17	16,638	17,364
Pool #G11295, 5.50%, 09/01/17	85,843	86,754
Pool #G11458, 6.00%, 09/01/17	29,600	30,218
Pool #G11434, 6.50%, 01/01/18	23,122	23,988
Pool #E01311, 5.50%, 02/01/18	1,395,028	1,409,488
Pool #G11399, 5.50%, 04/01/18	125,281	126,571
Pool #B10210, 5.50%, 10/01/18	259,751	260,476
Pool #B10653, 5.50%, 11/01/18	187,482	189,236
Pool #B11548, 5.50%, 12/01/18	77,582	77,799
Pool #G11531, 5.50%, 02/01/19	53,936	54,441
Pool #E01604, 5.50%, 03/01/19	105,464	105,759
Pool #B12908, 5.50%, 03/01/19	91,937	92,653
Pool #B13600, 5.50%, 04/01/19	64,492	64,994
Pool #B13430, 5.50%, 04/01/19	101,965	102,760
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
Pool #B15396, 5.50%, 06/01/19	$112,822	$113,701
Pool #G18007, 6.00%, 07/01/19	48,244	49,259
Pool #G18006, 5.50%, 08/01/19	97,612	98,373
Pool #B16087, 6.00%, 08/01/19	123,927	126,533
Pool #G18022, 5.50%, 11/01/19	203,493	205,079
Pool #B14288, 5.50%, 12/01/19	108,509	109,354
Pool #B18437, 5.50%, 05/01/20	95,806	96,073
Pool #G18062, 6.00%, 06/01/20	91,604	93,533
Pool #J02325, 5.50%, 07/01/20	232,398	233,701
Pool #J00718, 5.00%, 12/01/20	910,383	897,847
Pool #J00935, 5.00%, 12/01/20	85,507	84,329
Pool #J00854, 5.00%, 01/01/21	488,349	481,625
Pool #J00871, 5.00%, 01/01/21	216,134	213,158
Pool #J01049, 5.00%, 01/01/21	2,059,022	2,030,671
Pool #G18096, 5.50%, 01/01/21	84,127	84,362
Pool #J00855, 5.50%, 01/01/21	223,775	225,029
Pool #J01189, 5.00%, 02/01/21	117,843	115,816
Pool #J01279, 5.50%, 02/01/21	186,590	187,228
Pool #J01256, 5.00%, 03/01/21	112,898	110,955
Pool #J01414, 5.00%, 03/01/21	96,582	94,920
Pool #J01576, 5.00%, 04/01/21	572,924	563,066
Pool #J01570, 5.50%, 04/01/21	127,571	127,928
Pool #J01633, 5.50%, 04/01/21	556,373	558,275
Pool #J01757, 5.00%, 05/01/21	224,035	220,180
Pool #J01771, 5.00%, 05/01/21	146,519	143,997
Pool #J01833, 5.00%, 05/01/21	96,787	95,122
Pool #J01879, 5.00%, 05/01/21	181,611	178,486
Pool #J06015, 5.00%, 05/01/21	165,784	162,931
Pool #G18122, 5.00%, 06/01/21	160,913	158,144
Pool #G18123, 5.50%, 06/01/21	306,344	307,391
Pool #J01980, 6.00%, 06/01/21	214,459	218,980
Pool #J03074, 5.00%, 07/01/21	147,125	144,593
Pool #J03028, 5.50%, 07/01/21	131,875	132,326
Pool #G12245, 6.00%, 07/01/21	106,043	108,279
Pool #G12310, 5.50%, 08/01/21	87,023	87,320
Pool #G12348, 6.00%, 08/01/21	216,401	220,963
Pool #G12412, 5.50%, 11/01/21	112,595	112,980
Pool #C90559, 7.00%, 05/01/22	67,915	71,550
Pool #C00351, 8.00%, 07/01/24	1,703	1,843
Pool #D60780, 8.00%, 06/01/25	3,817	4,128
Pool #D64617, 8.00%, 10/01/25	20,200	21,845
Pool #D82854, 7.00%, 10/01/27	4,254	4,495
Pool #C00566, 7.50%, 12/01/27	7,025	7,596
Pool #C00676, 6.50%, 11/01/28	39,665	41,157
Pool #C00678, 7.00%, 11/01/28	10,140	10,715
Pool #C18271, 7.00%, 11/01/28	6,946	7,341
Pool #C00836, 7.00%, 07/01/29	3,959	4,176
Pool #C30265, 6.50%, 08/01/29	6,644	6,890
Pool #A16201, 7.00%, 08/01/29	17,514	18,471
Pool #C31282, 7.00%, 09/01/29	903	952
Pool #C31285, 7.00%, 09/01/29	9,703	10,234
Pool #A18212, 7.00%, 11/01/29	170,844	180,185
Pool #C32914, 8.00%, 11/01/29	4,180	4,517
Pool #C37436, 8.00%, 01/01/30	5,714	6,175
Pool #C36306, 7.00%, 02/01/30	5,007	5,277
Pool #C36429, 7.00%, 02/01/30	4,490	4,733
Pool #C00921, 7.50%, 02/01/30	5,204	5,611
Pool #G01108, 7.00%, 04/01/30	3,407	3,593
Pool #C37703, 7.50%, 04/01/30	3,890	4,195
Pool #G01133, 6.50%, 07/01/30	26,838	27,847
Pool #C41561, 8.00%, 08/01/30	3,127	3,380

	Principal
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
Pool #C01051, 8.00%, 09/01/30	$9,752	$10,541
Pool #C43550, 7.00%, 10/01/30	8,601	9,066
Pool #C44017, 7.50%, 10/01/30	715	771
Pool #C43967, 8.00%, 10/01/30	35,972	38,881
Pool #C44978, 7.00%, 11/01/30	1,553	1,637
Pool #C44957, 8.00%, 11/01/30	6,904	7,462
Pool #C01106, 7.00%, 12/01/30	54,760	57,722
Pool #C01103, 7.50%, 12/01/30	4,526	4,880
Pool #C01116, 7.50%, 01/01/31	4,320	4,658
Pool #C46932, 7.50%, 01/01/31	8,769	9,456
Pool #C47287, 7.50%, 02/01/31	5,475	5,903
Pool #C48851, 7.00%, 03/01/31	6,878	7,244
Pool #G01217, 7.00%, 03/01/31	45,219	47,665
Pool #C48206, 7.50%, 03/01/31	11,059	11,925
Pool #C01172, 6.50%, 05/01/31	23,804	24,639
Pool #C52685, 6.50%, 05/01/31	21,599	22,358
Pool #C52136, 7.00%, 05/01/31	10,582	11,144
Pool #C53589, 6.50%, 06/01/31	58,361	60,410
Pool #C53324, 7.00%, 06/01/31	12,684	13,358
Pool #C01209, 8.00%, 06/01/31	2,089	2,258
Pool #C54897, 6.50%, 07/01/31	35,274	36,512
Pool #C54792, 7.00%, 07/01/31	52,852	55,658
Pool #C55071, 7.50%, 07/01/31	613	661
Pool #G01309, 7.00%, 08/01/31	12,080	12,721
Pool #C01220, 6.50%, 09/01/31	6,337	6,559
Pool #C58215, 6.50%, 09/01/31	1,820	1,884
Pool #C58362, 6.50%, 09/01/31	16,216	16,785
Pool #C01222, 7.00%, 09/01/31	8,629	9,087
Pool #G01311, 7.00%, 09/01/31	71,549	75,420
Pool #G01315, 7.00%, 09/01/31	2,722	2,870
Pool #C01244, 6.50%, 10/01/31	36,286	37,560
Pool #C58961, 6.50%, 10/01/31	308,901	319,745
Pool #C58647, 7.00%, 10/01/31	2,371	2,497
Pool #C58694, 7.00%, 10/01/31	16,610	17,492
Pool #C60991, 6.50%, 11/01/31	8,623	8,926
Pool #C60012, 7.00%, 11/01/31	3,376	3,555
Pool #C61298, 8.00%, 11/01/31	8,888	9,608
Pool #C01271, 6.50%, 12/01/31	11,562	11,968
Pool #C61105, 7.00%, 12/01/31	7,725	8,135
Pool #C01305, 7.50%, 12/01/31	5,093	5,487
Pool #C62218, 7.00%, 01/01/32	10,129	10,667
Pool #C63171, 7.00%, 01/01/32	26,004	27,384
Pool #G01355, 6.50%, 02/01/32	335,284	347,054
Pool #C64121, 7.50%, 02/01/32	5,779	6,225
Pool #C01310, 6.50%, 03/01/32	60,651	62,742
Pool #C64668, 6.50%, 03/01/32	12,266	12,689
Pool #C65466, 6.50%, 03/01/32	54,422	56,298
Pool #C01343, 6.50%, 04/01/32	56,075	58,008
Pool #C66191, 6.50%, 04/01/32	20,999	21,723
Pool #C66192, 6.50%, 04/01/32	10,554	10,918
Pool #C66088, 6.50%, 04/01/32	10,400	10,759
Pool #C01345, 7.00%, 04/01/32	37,956	39,968
Pool #G01391, 7.00%, 04/01/32	114,476	120,669
Pool #C66744, 7.00%, 04/01/32	1,811	1,907
Pool #C65717, 7.50%, 04/01/32	7,809	8,396
Pool #C01370, 8.00%, 04/01/32	7,405	8,004
Pool #C01351, 6.50%, 05/01/32	36,495	37,754
Pool #C67097, 6.50%, 05/01/32	4,213	4,358
Pool #C66758, 6.50%, 05/01/32	264,402	273,518
Pool #C66919, 6.50%, 05/01/32	2,986	3,089
Pool #C67313, 6.50%, 05/01/32	1,659	1,716
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
Pool #C66916, 7.00%, 05/01/32	$26,135	$27,521
Pool #C67259, 7.00%, 05/01/32	2,952	3,109
Pool #C67235, 7.00%, 05/01/32	66,193	69,702
Pool #C01381, 8.00%, 05/01/32	42,116	45,525
Pool #C01364, 6.50%, 06/01/32	36,876	38,147
Pool #C67996, 6.50%, 06/01/32	8,033	8,310
Pool #C72361, 6.50%, 06/01/32	19,985	20,686
Pool #C72497, 6.50%, 06/01/32	11,597	12,005
Pool #C68290, 7.00%, 06/01/32	10,290	10,836
Pool #C68300, 7.00%, 06/01/32	53,820	56,674
Pool #C68307, 8.00%, 06/01/32	2,712	2,931
Pool #G01433, 6.50%, 07/01/32	19,109	19,768
Pool #C71403, 6.50%, 07/01/32	38,450	39,800
Pool #G01449, 7.00%, 07/01/32	81,666	86,084
Pool #C68988, 7.50%, 07/01/32	3,221	3,463
Pool #C69951, 6.50%, 08/01/32	16,430	16,996
Pool #C01385, 6.50%, 08/01/32	51,745	53,529
Pool #G01443, 6.50%, 08/01/32	128,285	132,708
Pool #G01444, 6.50%, 08/01/32	131,682	136,305
Pool #C74006, 6.50%, 08/01/32	10,944	11,322
Pool #C69908, 7.00%, 08/01/32	44,372	46,724
Pool #C70211, 7.00%, 08/01/32	42,338	44,583
Pool #C01396, 6.50%, 09/01/32	84,451	87,363
Pool #C71089, 7.50%, 09/01/32	11,678	12,557
Pool #C01404, 6.50%, 10/01/32	210,392	217,646
Pool #C72160, 7.50%, 10/01/32	5,678	6,105
Pool #A14012, 6.50%, 11/01/32	68,377	70,735
Pool #C73984, 6.50%, 12/01/32	9,239	9,558
Pool #C77531, 6.50%, 02/01/33	71,646	74,116
Pool #G01536, 7.00%, 03/01/33	63,568	66,571
Pool #A10212, 6.50%, 06/01/33	18,279	18,892
Pool #A16419, 6.50%, 11/01/33	33,811	34,945
Pool #A17177, 6.50%, 12/01/33	26,273	27,154
Pool #A16522, 6.50%, 12/01/33	262,206	271,001
Pool #A17262, 6.50%, 12/01/33	64,066	66,215
Pool #C01806, 7.00%, 01/01/34	60,703	63,571
Pool #C01851, 6.50%, 04/01/34	161,307	166,415
Pool #A21356, 6.50%, 04/01/34	155,767	160,700
Pool #A22067, 6.50%, 05/01/34	212,431	219,158
Pool #A24301, 6.50%, 05/01/34	113,328	116,916
Pool #A24988, 6.50%, 07/01/34	106,416	109,786
Pool #G01741, 6.50%, 10/01/34	114,108	118,042
Pool #G08023, 6.50%, 11/01/34	175,036	180,578
Pool #A33137, 6.50%, 01/01/35	45,520	46,962
Pool #A31989, 6.50%, 04/01/35	64,506	66,408
Pool #G08064, 6.50%, 04/01/35	117,876	121,351
Pool #A38817, 6.50%, 05/01/35	8,731	8,977
Pool #G01947, 7.00%, 05/01/35	93,658	98,624
Pool #A46279, 5.00%, 07/01/35	494,284	471,120
Pool #A46718, 4.50%, 08/01/35	768,841	706,517
Pool #A33015, 5.00%, 08/01/35	1,513,760	1,442,818
Pool #A36407, 5.00%, 08/01/35	196,695	187,477
Pool #A36609, 5.00%, 08/01/35	3,485,605	3,322,254
Pool #A36646, 5.00%, 08/01/35	10,164,209	9,687,868
Pool #A36973, 5.00%, 08/01/35	270,638	257,955
Pool #A46671, 5.00%, 08/01/35	173,211	165,094
Pool #G01867, 5.00%, 08/01/35	3,869,675	3,688,324
Pool #G08072, 5.00%, 08/01/35	2,814,321	2,682,429
Pool #G08073, 5.50%, 08/01/35	1,620,069	1,589,169
Pool #A37533, 4.50%, 09/01/35	191,377	175,864
Pool #A47036, 4.50%, 09/01/35	244,609	224,781

	Principal
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
Pool #A47055, 4.50%, 09/01/35	$2,989,761	$2,747,403
Pool #A37534, 5.00%, 09/01/35	2,806,298	2,674,782
Pool #A37567, 5.00%, 09/01/35	240,697	229,417
Pool #A47039, 5.00%, 09/01/35	2,437,972	2,323,717
Pool #A37135, 5.50%, 09/01/35	2,801,608	2,748,174
Pool #A46935, 6.50%, 09/01/35	98,885	101,800
Pool #G01890, 4.50%, 10/01/35	487,367	447,860
Pool #G02045, 4.50%, 10/01/35	175,105	160,911
Pool #A38074, 5.00%, 10/01/35	506,132	482,412
Pool #A38255, 5.50%, 10/01/35	2,408,910	2,362,965
Pool #A38531, 5.50%, 10/01/35	2,868,163	2,813,459
Pool #A38667, 5.50%, 10/01/35	2,087,259	2,047,449
Pool #G08088, 6.50%, 10/01/35	607,750	625,666
Pool #G08109, 4.50%, 11/01/35	252,691	232,208
Pool #A39892, 5.00%, 11/01/35	171,644	163,600
Pool #A39258, 5.00%, 11/01/35	144,492	137,720
Pool #A39490, 5.00%, 11/01/35	247,688	236,080
Pool #A47750, 5.00%, 11/01/35	1,715,406	1,635,014
Pool #A47753, 5.00%, 11/01/35	2,175,687	2,073,724
Pool #A39759, 5.50%, 11/01/35	161,415	158,336
Pool #G08095, 5.50%, 11/01/35	486,896	477,609
Pool #A40141, 6.50%, 11/01/35	89,174	91,802
Pool #A47682, 6.50%, 11/01/35	516,149	531,365
Pool #A40182, 5.00%, 12/01/35	249,811	238,103
Pool #A40268, 5.00%, 12/01/35	202,962	193,450
Pool #A41041, 5.00%, 12/01/35	443,883	423,081
Pool #G01959, 5.00%, 12/01/35	2,320,845	2,212,080
Pool #A40376, 5.50%, 12/01/35	149,614	146,760
Pool #A42298, 4.50%, 01/01/36	294,784	270,888
Pool #G02220, 4.50%, 01/01/36	152,686	140,309
Pool #A41864, 5.00%, 01/01/36	204,837	195,237
Pool #G08105, 5.50%, 01/01/36	5,760,333	5,650,466
Pool #A41326, 5.50%, 01/01/36	797,417	782,208
Pool #A41354, 5.50%, 01/01/36	5,238,616	5,138,700
Pool #A42305, 5.50%, 01/01/36	1,165,338	1,141,108
Pool #A42332, 5.50%, 01/01/36	267,527	262,425
Pool #A41548, 7.00%, 01/01/36	203,145	213,161
Pool #G08111, 5.50%, 02/01/36	4,213,058	4,125,461
Pool #A43672, 6.50%, 02/01/36	46,264	47,584
Pool #A48303, 7.00%, 02/01/36	95,773	100,230
Pool #G08116, 5.50%, 03/01/36	832,201	814,898
Pool #A43452, 5.50%, 03/01/36	135,966	133,139
Pool #A43757, 5.50%, 03/01/36	1,485,902	1,455,007
Pool #A43861, 5.50%, 03/01/36	3,161,410	3,095,679
Pool #A43644, 6.50%, 03/01/36	105,178	108,180
Pool #A44534, 5.00%, 04/01/36	162,430	154,513
Pool #A44743, 5.00%, 04/01/36	146,781	139,902
Pool #A54580, 5.00%, 04/01/36	293,159	279,420
Pool #A48700, 4.50%, 05/01/36	113,643	104,218
Pool #G02186, 5.00%, 05/01/36	12,651,049	12,058,163
Pool #A48911, 5.50%, 05/01/36	467,984	458,254
Pool #A48976, 5.50%, 05/01/36	4,344,779	4,254,444
Pool #A48735, 5.50%, 05/01/36	352,011	344,693
Pool #G08130, 6.50%, 05/01/36	199,323	205,012
Pool #A49637, 5.00%, 06/01/36	693,647	659,839
Pool #G08134, 5.50%, 06/01/36	472,883	463,051
Pool #A49653, 5.50%, 06/01/36	17,182,848	16,825,588
Pool #A50139, 6.50%, 06/01/36	154,724	159,141
Pool #A49960, 7.00%, 06/01/36	29,235	30,595
Pool #G08139, 5.50%, 07/01/36	999,803	979,015
Pool #A50832, 5.50%, 07/01/36	498,799	488,428
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
Pool #A50313, 5.50%, 07/01/36	$399,766	$391,454
Pool #A50714, 5.50%, 07/01/36	222,502	217,876
Pool #G08141, 6.50%, 07/01/36	717,668	738,151
Pool #A51078, 5.50%, 08/01/36	209,033	204,687
Pool #A51250, 6.50%, 08/01/36	547,723	563,356
Pool #A51337, 6.50%, 08/01/36	159,350	163,898
Pool #G02267, 6.50%, 08/01/36	1,141,622	1,174,206
Pool #A52253, 6.50%, 09/01/36	170,876	175,753
Pool #G02375, 6.50%, 09/01/36	601,845	619,023
Pool #G02342, 5.00%, 10/01/36	1,002,827	953,950
Pool #A53040, 5.50%, 10/01/36	793,463	776,965
Pool #A53286, 5.50%, 10/01/36	763,666	747,788
Pool #A53632, 6.00%, 10/01/36	642,445	646,841
Pool #A53039, 6.50%, 10/01/36	308,830	317,644
Pool #A53219, 6.50%, 10/01/36	311,203	320,085
Pool #A55587, 5.50%, 12/01/36	283,530	277,635
Pool #G03449, 6.00%, 10/01/37	13,047,495	13,128,634
Freddie Mac Non Gold Pool
Pool #1J1593, 5.74%, 04/01/37(a)	6,876,838	6,963,027
Pool #1J1594, 5.87%, 04/01/37(a)	7,512,613	7,612,549
Pool #1G1945, 5.72%, 05/01/37	6,442,395	6,520,991
Ginnie Mae I pool
Pool #279461, 9.00%, 11/15/19	1,935	2,116
Pool #376510, 7.00%, 05/15/24	6,145	6,575
Pool #457801, 7.00%, 08/15/28	8,847	9,456
Pool #486936, 6.50%, 02/15/29	6,719	6,964
Pool #502969, 6.00%, 03/15/29	21,058	21,405
Pool #487053, 7.00%, 03/15/29	8,543	9,128
Pool #781014, 6.00%, 04/15/29	19,224	19,577
Pool #509099, 7.00%, 06/15/29	5,108	5,457
Pool #470643, 7.00%, 07/15/29	13,483	14,405
Pool #434505, 7.50%, 08/15/29	1,537	1,651
Pool #416538, 7.00%, 10/15/29	1,264	1,351
Pool #524269, 8.00%, 11/15/29	7,484	8,182
Pool #781124, 7.00%, 12/15/29	35,217	37,633
Pool #525561, 8.00%, 01/15/30	2,888	3,158
Pool #507396, 7.50%, 09/15/30	72,767	78,126
Pool #531352, 7.50%, 09/15/30	9,723	10,439
Pool #536334, 7.50%, 10/15/30	855	918
Pool #540659, 7.00%, 01/15/31	825	880
Pool #486019, 7.50%, 01/15/31	3,237	3,474
Pool #535388, 7.50%, 01/15/31	3,708	3,980
Pool #537406, 7.50%, 02/15/31	2,912	3,125
Pool #528589, 6.50%, 03/15/31	64,479	66,810
Pool #508473, 7.50%, 04/15/31	12,572	13,492
Pool #544470, 8.00%, 04/15/31	3,124	3,417
Pool #781287, 7.00%, 05/15/31	20,135	21,501
Pool #781319, 7.00%, 07/15/31	6,429	6,862
Pool #549742, 7.00%, 07/15/31	5,041	5,379
Pool #485879, 7.00%, 08/15/31	20,948	22,351
Pool #572554, 6.50%, 09/15/31	140,459	145,536
Pool #781328, 7.00%, 09/15/31	19,036	20,329
Pool #555125, 7.00%, 09/15/31	3,641	3,885
Pool #550991, 6.50%, 10/15/31	9,460	9,802
Pool #571267, 7.00%, 10/15/31	2,670	2,849
Pool #547948, 6.50%, 11/15/31	6,910	7,160
Pool #574837, 7.50%, 11/15/31	4,620	4,958
Pool #555171, 6.50%, 12/15/31	3,369	3,491
Pool #781380, 7.50%, 12/15/31	5,855	6,194
Pool #781481, 7.50%, 01/15/32	30,877	33,154
Pool #580972, 6.50%, 02/15/32	5,514	5,711

	Principal
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
Pool #781401, 7.50%, 02/15/32	$16,639	$17,861
Pool #781916, 6.50%, 03/15/32	378,518	392,006
Pool #552474, 7.00%, 03/15/32	11,346	12,103
Pool #781478, 7.50%, 03/15/32	10,018	10,757
Pool #781429, 8.00%, 03/15/32	15,181	16,601
Pool #781431, 7.00%, 04/15/32	72,094	76,920
Pool #568715, 7.00%, 05/15/32	58,568	62,478
Pool #552616, 7.00%, 06/15/32	64,717	69,038
Pool #570022, 7.00%, 07/15/32	103,962	110,903
Pool #583645, 8.00%, 07/15/32	9,191	10,051
Pool #595077, 6.00%, 10/15/32	58,687	59,598
Pool #596657, 7.00%, 10/15/32	5,018	5,353
Pool #552903, 6.50%, 11/15/32	320,956	332,457
Pool #552952, 6.00%, 12/15/32	55,119	55,974
Pool #602102, 6.00%, 02/15/33	65,447	66,442
Pool #588192, 6.00%, 02/15/33	31,346	31,823
Pool #603520, 6.00%, 03/15/33	70,038	71,103
Pool #553144, 5.50%, 04/15/33	207,825	206,959
Pool #604243, 6.00%, 04/15/33	124,108	125,996
Pool #631924, 6.00%, 05/15/33	103,465	105,039
Pool #611526, 6.00%, 05/15/33	59,579	60,485
Pool #553320, 6.00%, 06/15/33	115,135	116,886
Pool #572733, 6.00%, 07/15/33	29,207	29,652
Pool #573916, 6.00%, 11/15/33	123,746	125,628
Pool #604788, 6.50%, 11/15/33	208,024	215,283
Pool #604875, 6.00%, 12/15/33	238,780	242,411
Pool #781688, 6.00%, 12/15/33	226,064	229,586
Pool #781690, 6.00%, 12/15/33	97,664	99,206
Pool #781699, 7.00%, 12/15/33	38,375	40,950
Pool #621856, 6.00%, 01/15/34	99,164	100,579
Pool #564799, 6.00%, 03/15/34	492,871	499,904
Pool #630038, 6.50%, 08/15/34	198,265	204,936
Pool #781804, 6.00%, 09/15/34	350,485	355,422
Pool #781847, 6.00%, 12/15/34	309,420	313,718
Pool #486921, 5.50%, 02/15/35	130,405	129,495
Pool #781902, 6.00%, 02/15/35	294,854	298,912
Pool #781905, 5.00%, 04/15/35	757,393	733,584
Pool #646799, 4.50%, 07/15/35	150,227	139,320
Pool #645035, 5.00%, 07/15/35	138,644	134,348
Pool #641734, 4.50%, 09/15/35	833,638	773,112
Pool #641779, 5.00%, 09/15/35	3,118,456	3,021,817
Pool #649454, 5.50%, 09/15/35	1,254,418	1,247,232
Pool #649510, 5.50%, 10/15/35	1,852,248	1,841,637
Pool #649513, 5.50%, 10/15/35	2,454,952	2,440,888
Pool #602461, 5.00%, 12/15/35	136,899	132,657
Pool #648439, 5.00%, 01/15/36	271,782	263,104
Pool #650712, 5.00%, 01/15/36	356,980	345,583
Pool #652207, 5.50%, 03/15/36	2,271,313	2,256,881
Pool #652539, 5.00%, 05/15/36	164,443	159,192
Pool #655519, 5.00%, 05/15/36	336,570	325,824
Pool #653598, 5.50%, 05/15/36	603,016	599,185
Pool #606308, 5.50%, 05/15/36	404,542	401,972
Pool #606314, 5.50%, 05/15/36	169,944	168,864
Pool #655457, 6.00%, 05/15/36	159,572	161,648
Pool #635306, 6.00%, 06/15/36	882,728	893,946
Pool #656666, 6.00%, 06/15/36	806,001	816,244
Pool #657912, 6.50%, 08/15/36	172,916	178,461

Total U.S. Government Mortgage Backed Agencies		417,677,111
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
U.S. Government Sponsored & Agency Obligations (30.7%)
Federal Home Loan Bank System, 5.25%, 06/05/17	$7,100,000	$7,432,216
Federal Home Loan Mortgage Corp.
4.25%, 07/15/09	947,000	958,737
6.63%, 09/15/09	441,000	458,692
2.75%, 04/11/11	13,765,000	13,591,368
3.88%, 06/29/11	3,160,000	3,187,808
5.13%, 07/15/12	4,234,000	4,426,329
4.88%, 11/15/13	6,992,000	7,244,048
4.38%, 07/17/15	5,016,000	5,013,131
5.00%, 12/14/18	1,225,000	1,102,428
6.75%, 09/15/29	388,000	459,578
6.25%, 07/15/32	865,000	989,868
Federal National Mortgage Association
6.63%, 09/15/09	12,586,000	13,090,912
5.13%, 04/15/11	3,334,000	3,474,975
5.38%, 11/15/11	2,434,000	2,560,911
4.38%, 03/15/13	8,077,000	8,209,067
4.63%, 10/15/14	1,236,000	1,259,698
5.00%, 04/15/15	1,132,000	1,174,413
4.38%, 10/15/15	82,000	81,845
5.38%, 06/12/17	5,505,000	5,812,146
Financing Corp. (FICO), 9.80%, 11/30/17	12,000	16,634
Tennessee Valley Authority, Series E, 6.25%, 12/15/17	35,000	39,037
U.S. Treasury Bond
8.50%, 02/15/20	2,297,000	3,163,040
6.25%, 08/15/23	11,774,000	13,950,353
6.88%, 08/15/25	2,477,000	3,144,049
6.38%, 08/15/27	8,415,000	10,247,232
5.38%, 02/15/31	2,093,000	2,299,847
4.50%, 02/15/36	3,210,000	3,148,057
5.00%, 05/15/37	215,000	228,421
4.38%, 02/15/38	1,850,000	1,782,793
U.S. Treasury Notes
3.63%, 10/31/09	18,975,000	19,295,203
4.75%, 02/15/10	13,418,000	13,907,542
2.13%, 04/30/10	10,000,000	9,957,810
4.25%, 01/15/11	5,500,000	5,713,983
4.50%, 09/30/11	24,155,000	25,325,020
4.63%, 02/29/12	26,634,000	28,109,284
4.75%, 05/31/12	3,535,000	3,750,691
4.25%, 09/30/12	2,585,000	2,702,336
3.88%, 10/31/12	3,365,000	3,467,000
3.63%, 12/31/12	4,000,000	4,077,500
2.75%, 02/28/13	19,855,000	19,471,858
4.00%, 02/15/15	1,400,000	1,445,172
4.13%, 05/15/15	2,072,000	2,150,672
4.88%, 08/15/16	3,033,000	3,260,711
4.63%, 02/15/17	4,135,000	4,357,579
4.50%, 05/15/17	5,595,000	5,837,594
8.75%, 05/15/17	3,336,000	4,495,260
4.25%, 11/15/17	13,020,000	13,311,934
3.88%, 05/15/18	10,000,000	9,914,060

Total U.S. Government Sponsored & Agency Obligations		299,098,842

	Principal
	Amount	Value
Yankee Dollars (2.2%)
Airline (0.0%)(b)
Qantas Airways Ltd., 6.05%, 04/15/16	$123,000	$111,986

Banks (0.3%)
HBOS PLC, 5.46%, 11/29/49(b)	246,000	208,083
National Australia Bank Ltd., Series A, 8.60%, 05/19/10	123,000	130,978
Royal Bank of Scotland Group PLC
5.00%, 11/12/13	164,000	163,689
5.05%, 01/08/15	219,000	208,886
4.70%, 07/03/18	328,000	275,826
Santander Central Hispano Issuances Ltd.
7.63%, 11/03/09	1,886,000	1,927,132
7.63%, 09/14/10	41,000	43,179
St. George Bank Ltd., 5.30%, 10/15/15(b)	164,000	163,929
Westpac Banking Corp., 4.63%, 06/01/18	103,000	88,591

		3,210,293

Building Products (0.0%)
Lafarge SA, 6.50%, 07/15/16	185,000	179,633

Chemicals (0.0%)(b)
Yara International ASA, 5.25%, 12/15/14	103,000	99,320

Diversified Manufacturing (0.0%)
AstraZeneca PLC, 5.40%, 06/01/14	155,000	158,472
Celulosa Arauco y Constitucion SA, 5.13%, 07/09/13	123,000	117,739

		276,211

Insurance (0.1%)
Montpelier Re Holdings Ltd., 6.13%, 08/15/13	51,000	49,850
XL Capital Ltd., 5.25%, 09/15/14	541,000	480,687

		530,537

Media (0.0%)
British Sky Broadcasting Group PLC, 8.20%, 07/15/09	154,000	158,283

Metals & Mining (0.1%)
Alcan, Inc.
6.45%, 03/15/11	31,000	32,050
4.50%, 05/15/13	158,000	150,154
5.00%, 06/01/15	205,000	193,716
5.75%, 06/01/35	144,000	119,775
Inco Ltd., 7.75%, 05/15/12	123,000	132,028
Placer Dome, Inc., 6.38%, 03/01/33	96,000	91,088
Potash Corp. of Saskatchewan
7.75%, 05/31/11	29,000	31,329
4.88%, 03/01/13	115,000	115,943
Teck Cominco Ltd., 6.13%, 10/01/35	103,000	87,119
Xstrata Canada Corp., 6.20%, 06/15/35	123,000	102,221

		1,055,423

Oil, Gas & Consumable Fuels (0.3%)
Canadian Natural Resources Ltd., 4.90%, 12/01/14	195,000	189,081
Enbridge, Inc., 5.60%, 04/01/17	750,000	717,670
EnCana Corp.
4.75%, 10/15/13	236,000	226,914
6.50%, 08/15/34	250,000	241,016
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
Yankee Dollars (continued)
Oil, Gas & Consumable Fuels (continued)
Nexen, Inc.
5.05%, 11/20/13	$105,000	$101,525
5.20%, 03/10/15	250,000	237,900
5.88%, 03/10/35	92,000	80,616
6.40%, 05/15/37	250,000	231,612
Petro-Canada, 5.95%, 05/15/35	189,000	167,061
PTT PCL, 5.88%, 08/03/35(b)	123,000	107,170
StatoilHydro ASA, 6.80%, 01/15/28	425,000	452,764
Talisman Energy, Inc.
7.25%, 10/15/27	92,000	93,847
5.75%, 05/15/35	250,000	206,281

		3,053,457

Oilfield Machinery & Services (0.0%)
Transocean, Inc., 7.50%, 04/15/31	123,000	130,796
Weatherford International Ltd., 5.50%, 02/15/16	51,000	49,037

		179,833

Other Financial (0.7%)
Anadarko Finance Co.
Series B, 6.75%, 05/01/11	82,000	85,315
Series B, 7.50%, 05/01/31	207,000	219,883
Apache Finance Canada Corp., 4.38%, 05/15/15	238,000	227,072
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	55,000	52,731
Brookfield Asset Management, Inc., 5.75%, 03/01/10	125,000	123,285
BSKYB Finance UK PLC, 5.63%, 10/15/15(b)	103,000	99,704
Burlington Resources Finance Co.
6.40%, 08/15/11	86,000	90,916
6.50%, 12/01/11	144,000	153,086
CIT Group Funding Co. of Canada, 5.20%, 06/01/15	123,000	86,636
Conoco Funding Co., 6.35%, 10/15/11	408,000	432,059
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	760,000	772,141
Deutsche Telekom International Finance BV
5.25%, 07/22/13	513,000	502,630
5.75%, 03/23/16	623,000	604,226
8.25%, 06/15/30	256,000	284,874
EnCana Holdings Finance Corp., 5.80%, 05/01/14	791,000	794,246
Hanson Australia Funding Ltd., 5.25%, 03/15/13	185,000	179,665
Inversiones CMPC SA, 4.88%, 06/18/13(b)	123,000	121,018
Oesterreichische Kontrollbank AG
4.50%, 03/09/15	164,000	167,049
4.88%, 02/16/16	250,000	257,684
Telecom Italia Capital SA
6.20%, 07/18/11	144,000	147,534
5.25%, 11/15/13	410,000	386,965
4.95%, 09/30/14	205,000	187,802
5.25%, 10/01/15	730,000	665,456
6.00%, 09/30/34	160,000	131,769
UFJ Finance Aruba AEC, 6.75%, 07/15/13	246,000	255,168

		7,028,914

	Principal
	Amount	Value
Yankee Dollars (continued)
Other Utility (0.1%)
Hydro Quebec
8.40%, 01/15/22	$153,000	$199,300
8.88%, 03/01/26	109,000	152,629
Scottish Power PLC, 5.81%, 03/15/25	82,000	73,565

		425,494

Pipelines (0.1%)
TransCanada Pipelines Ltd., 5.85%, 03/15/36	500,000	432,491

Publishing (0.0%)
Thomson Reuters Corp., 4.25%, 08/15/09	174,000	173,066

Road & Rail (0.1%)
Canadian National Railway Co.
4.40%, 03/15/13	515,000	502,948
6.90%, 07/15/28	168,000	176,291
6.20%, 06/01/36	164,000	160,453
SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15%, 11/15/13(b)	131,000	132,317

		972,009

Telecommunications (0.4%)
America Movil SAB de CV
5.75%, 01/15/15	155,000	152,939
6.38%, 03/01/35	123,000	115,233
British Telecommunications PLC
8.35%, 12/15/10	740,000	794,876
9.15%, 12/15/30	391,000	463,839
France Telecom SA(d)
7.75%, 03/01/11	167,000	177,852
8.50%, 03/01/31	283,000	334,917
Koninklike KPN NV, 8.00%, 10/01/10	215,000	227,598
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	164,000	157,771
Vodafone Group PLC
5.00%, 12/16/13	461,000	449,907
7.88%, 02/15/30	144,000	152,009
6.15%, 02/27/37	410,000	369,209

		3,396,150

Total Yankee Dollars		21,283,100

Supranationals (1.0%)
Corp. Andina de Fomento, 6.88%, 03/15/12	164,000	171,976
International Bank for Reconstruction & Development, 7.63%, 01/19/23	677,000	866,773
Inter-American Development Bank
6.80%, 10/15/25	287,000	341,972
5.13%, 09/13/16	415,000	433,646
5.00%, 04/05/11	250,000	260,690
European Investment Bank
5.13%, 09/13/16	250,000	261,176
4.63%, 05/15/14	630,000	645,425
5.00%, 02/08/10	6,151,000	6,345,802
3.38%, 03/16/09	656,000	657,968

Total Supranationals		9,985,428

See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
Commercial Paper (5.6%)(e)
Diversified Financial Services (2.1%)
Liberty Street Funding LLC, 2.58%, 08/13/08	$20,000,000	$19,980,000

Other Financial (3.5%)
Atlantis One Funding Corp., 2.77%, 10/29/08	13,000,000	12,904,190
Govco LLC, 2.76%, 10/22/08(b)	11,400,000	11,323,164
Windmill Funding Corp., 2.77%, 10/02/08	10,000,000	9,949,900

		34,177,254

Total Commercial Paper		54,157,254

Repurchase Agreements (0.7%)
CS First Boston, 2.03%, dated 07/31/08, due 08/01/08, repurchase price $6,972,068, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 11/01/35-07/20/38; total market value of $7,111,108	6,971,675	6,971,675

Securities Purchased With Collateral For Securities On Loan (0.0%)
Repurchase Agreement (0.0%)
Barclays Capital, 2.20%, dated 07/31/08, due 08/01/08, repurchase price $166,410, collateralized by U.S. Government Agency Mortgages ranging 2.69% — 15.43%, maturing 06/04/12 - 04/25/38; total market value of $169,728	166,400	166,400

Total Securities Purchased With Collateral For Securities On Loan		166,400

Total Investments (Cost $1,125,617,571) (f) — 114.0%		1,109,324,086
Liabilities in excess of other assets — (14.0)%		(136,161,470)

NET ASSETS — 100.0%		$973,162,616

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2008. The maturity date represents the actual maturity date.

(b)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(c)	All or a part of the security was on loan as of July 31, 2008.

(d)	Step Bond: Coupon rate is set for an initial period and then decreases to a lower coupon rate at a specified date. The rate shown is the rate in effect at July 31, 2008.

(e)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(f)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

PCL	Public Company Limited

TBA	To Be Announced.

UK	United Kingdom

ULC	Unlimited Liability Company
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (98.8%)
AUSTRALIA (6.5%)(a)
Air Freight & Logistics (0.0%)
Toll Holdings Ltd.	105,954	$650,233

Airlines (0.0%)
Qantas Airways Ltd.	151,724	471,227
Virgin Blue Holdings Ltd.	5,298	3,913

		475,140

Beverages (0.1%)
Coca-Cola Amatil Ltd.	103,979	751,211
Foster’s Group Ltd.	336,154	1,560,678
Lion Nathan Ltd.	34,943	288,950

		2,600,839

Biotechnology (0.2%)
CSL Ltd.	90,564	2,927,625

Capital Markets (0.1%)(b)
Macquarie Group Ltd.	44,429	2,119,148
Perpetual Ltd.	3,903	148,502

		2,267,650

Chemicals (0.2%)
Incitec Pivot Ltd.	9,939	1,518,716
Orica Ltd.	51,409	1,145,616

		2,664,332

Commercial Banks (1.4%)
Australia & New Zealand Banking Group Ltd.	306,231	4,635,075
Bendigo and Adelaide Bank Ltd.	46,300	466,741
Commonwealth Bank of Australia	210,983	7,821,990
National Australia Bank Ltd.	263,736	6,052,998
St George Bank Ltd.	88,896	2,297,564
Westpac Banking Corp.	303,470	6,091,150

		27,365,518

Commercial Services & Supplies (0.1%)
Brambles Ltd.	232,780	1,788,983

Construction & Engineering (0.1%)
Boart Longyear Group	175,104	334,405
Leighton Holdings Ltd.(b)	24,535	968,686

		1,303,091

Construction Materials (0.0%)
Boral Ltd.	84,614	441,678
James Hardie Industries NV(b)	58,410	252,751

		694,429

Containers & Packaging (0.0%)
Amcor Ltd.	137,252	684,677

Distributor (0.0%)
Metcash Ltd.	117,058	437,238

Diversified Financial Services (0.1%)
ASX Ltd.	25,705	828,849
Babcock & Brown Ltd.(b)	34,575	209,451

		1,038,300

Diversified Telecommunication Services (0.2%)
Telstra Corp. Ltd.	676,061	2,853,305

Energy Equipment & Services (0.0%)(b)
WorleyParsons Ltd.	22,720	677,318

Food & Staples Retailing (0.5%)
Wesfarmers Ltd.	105,481	3,381,296
Wesfarmers Ltd. — PPS	26,759	859,548

	Shares	Value
Common Stocks (continued)
AUSTRALIA(a) (continued)
Food & Staples Retailing (continued)
Woolworths Ltd.	198,981	$4,691,499

		8,932,343

Food Products (0.0%)
Goodman Fielder Ltd.	150,467	184,697

Health Care Equipment & Supplies (0.0%)
Cochlear Ltd.	10,872	450,600

Health Care Providers & Services (0.0%)
Sonic Healthcare Ltd.	44,085	573,520

Hotels, Restaurants & Leisure (0.1%)
Aristocrat Leisure Ltd.(b)	58,082	262,756
Crown Ltd.	85,388	632,235
TABCORP Holdings Ltd.	79,614	646,833
Tatts Group Ltd.(b)	150,131	345,711

		1,887,535

Industrial Conglomerate (0.0%)
CSR Ltd.	202,298	399,802

Information Technology Services (0.0%)
Computershare Ltd.	70,608	575,536

Insurance (0.5%)
AMP Ltd.	307,281	1,879,361
AXA Asia Pacific Holdings Ltd.	165,197	692,168
Insurance Australia Group Ltd.	302,788	1,107,475
QBE Insurance Group Ltd.	142,252	3,002,279
Suncorp-Metway Ltd.	152,449	1,904,976

		8,586,259

Media (0.0%)(b)
Fairfax Media Ltd.	197,606	508,201

Metals & Mining (1.8%)
Alumina Ltd.	168,744	729,192
BHP Billiton Ltd.	540,631	20,169,754
BlueScope Steel Ltd.	129,394	1,405,475
Fortescue Metals Group Ltd.*	201,843	1,623,273
Newcrest Mining Ltd.	75,030	2,075,285
OneSteel Ltd.	122,061	773,470
OZ Minerals Ltd.(b)	442,218	822,103
Rio Tinto Ltd.	46,328	5,421,841
Sims Group Ltd.	21,463	663,627

		33,684,020

Multi-Utility (0.1%)
AGL Energy Ltd.	61,427	768,053

Multiline Retail (0.0%)
Harvey Norman Holdings Ltd.	57,604	174,733

Oil, Gas & Consumable Fuels (0.5%)
Caltex Australia Ltd.	14,655	163,057
Origin Energy Ltd.	133,141	1,977,171
Paladin Energy Ltd.*(b)	108,652	548,336
Santos Ltd.	102,009	1,728,914
Woodside Petroleum Ltd.	79,202	3,975,423

		8,392,901

Real Estate Investment Trusts (0.4%)
CFS Retail Property Trust(b)	233,837	446,299
Dexus Property Group	461,432	602,273
Goodman Group(b)	237,574	561,383
GPT Group	361,647	512,286
Macquarie Office Trust	190,927	161,894
Mirvac Group	197,476	468,216
Stockland	226,157	976,080
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
AUSTRALIA(a) (continued)
Real Estate Investment Trusts (continued)
Westfield Group	286,352	$4,320,701

		8,049,132

Real Estate Management & Development (0.0%)
Lend Lease Corp. Ltd.	66,298	621,587

Road & Rail (0.0%)(b)
Asciano Group	81,314	321,769

Textiles, Apparel & Luxury Goods (0.0%)(b)
Billabong International Ltd.	17,726	168,578

Transportation Infrastructure (0.1%)
Macquarie Airports	78,306	206,840
Macquarie Infrastructure Group	399,680	960,304
Transurban Group(b)	182,856	886,294

		2,053,438

		124,761,382

AUSTRIA (0.6%)(a)
Building Products (0.0%)(b)
Wienerberger AG	11,282	301,694

Commercial Banks (0.1%)
Erste Group Bank AG	29,243	1,864,449
Raiffeisen International Bank Holding AG	8,359	1,035,719

		2,900,168

Construction & Engineering (0.0%)
Strabag SE	7,961	532,855

Diversified Telecommunication Services (0.1%)(b)
Telekom Austria AG	62,249	1,281,114

Electric Utility (0.1%)
Verbund — Oesterreichische Elektrizitaetswirtschafts AG, Class A	14,094	1,118,683

Insurance (0.0%)
Vienna Insurance Group	4,535	301,927

Machinery (0.0%)
Andritz AG	8,310	495,319

Metals & Mining (0.1%)
Voestalpine AG	19,205	1,260,837

Oil, Gas & Consumable Fuels (0.1%)
OMV AG	28,493	1,961,849

Real Estate Management & Development (0.1%)
Atrium European Real Estate*	57,937	575,867
Immoeast AG*	56,229	402,424
IMMOFINANZ AG	74,545	674,844

		1,653,135

		11,807,581

BELGIUM (1.0%)(a)
Beverages (0.1%)
InBev NV	29,996	2,010,234

Chemicals (0.1%)
Solvay SA	9,723	1,162,153
Umicore	22,740	1,020,314

		2,182,467

Commercial Banks (0.2%)
Dexia SA(b)	83,960	1,137,528
KBC Groep NV	26,598	2,698,791

		3,836,319

	Shares	Value
Common Stocks (continued)
BELGIUM(a) (continued)
Diversified Financial Services (0.4%)
Fortis Insurance Belgium SA	368,527	$5,175,700
Groupe Bruxelles Lambert SA(b)	12,842	1,424,321
KBC Ancora	4,817	385,045
Nationale A Portefeuille	6,148	481,641

		7,466,707

Diversified Telecommunication Services (0.1%)
Belgacom SA	30,703	1,207,469

Food & Staples Retailing (0.1%)
Colruyt SA	2,285	636,582
Delhaize Group	16,437	902,208

		1,538,790

Pharmaceutical (0.0%)(b)
UCB SA	18,967	649,174

Wireless Telecommunication Services (0.0%)(b)
Mobistar SA	3,848	317,556

		19,208,716

BERMUDA (0.1%)(a) (b)
Diversified Minerals (0.0%)
Mongolia Energy Corp. Ltd.*	570,000	588,071

CAYMAN ISLANDS (0.0%)(a)
Wireless Telecommunication Services (0.0%)
Hutchison Telecommunications International Ltd.*	212,642	278,041

CHINA (0.0%)(a)
DENMARK (1.0%)(a)
Beverages (0.1%)
Carlsberg AS, Class B	12,832	1,041,576

Building Products (0.0%)(b)
Rockwool International AS, Class B	681	78,577

Chemicals (0.0%)
Novozymes AS, Class B	6,405	601,774

Commercial Banks (0.2%)
Danske Bank AS	75,220	2,125,870
Jyske Bank AS*	7,575	476,285
Sydbank AS(b)	13,868	524,281

		3,126,436

Construction & Engineering (0.0%)
FLSmidth & Co. AS	7,763	746,340

Electrical Equipment (0.2%)
Vestas Wind Systems AS*	30,803	4,017,734

Food Products (0.0%)(b)
Danisco AS	10,007	682,170

Health Care Equipment & Supplies (0.0%)
Coloplast AS, Class B	3,108	260,819
William Demant Holding*(b)	2,534	153,086

		413,905

Insurance (0.0%)
Topdanmark AS*	2,958	428,629
TrygVesta AS(b)	2,935	213,431

		642,060

See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
DENMARK(a) (continued)
Marine (0.2%)
A P Moller — Maersk AS, Class A	87	$1,002,264
A P Moller — Maersk AS, Class B	180	2,093,034

		3,095,298

Pharmaceutical (0.3%)(b)
Novo Nordisk AS, Class B	75,086	4,761,476

Road & Rail (0.0%)
DSV AS	36,375	773,885

		19,981,231

FINLAND (1.6%)(a)
Auto Components (0.1%)
Nokian Renkaat OYJ	18,930	815,008

Communications Equipment (0.9%)
Nokia OYJ	635,755	17,349,612

Construction & Engineering (0.0%)
YIT OYJ	23,528	400,697

Diversified Financial Services (0.0%)(b)
Pohjola Bank PLC	8,807	144,254

Diversified Telecommunication Services (0.0%)(b)
Elisa OYJ	21,193	448,096

Electric Utility (0.2%)(b)
Fortum OYJ	74,572	3,286,947

Food & Staples Retailing (0.0%)
Kesko OYJ, Class B	13,836	382,469

Insurance (0.1%)
Sampo OYJ, Class A	72,006	1,808,629

Machinery (0.1%)
Cargotec Corp., Class B(b)	6,072	199,293
Kone OYJ, Class B	24,288	732,444
Metso OYJ	22,256	798,924
Wartsila OYJ	12,243	744,723

		2,475,384

Media (0.0%)(b)
Sanoma-WSOY OYJ	8,770	190,024

Metals & Mining (0.1%)
Outokumpu OYJ	17,077	397,591
Rautaruukki OYJ	15,996	601,403

		998,994

Oil, Gas & Consumable Fuels (0.0%)
Neste Oil OYJ	21,324	514,663

Paper & Forest Products (0.1%)
Stora Enso OYJ, Class R	96,548	871,755
UPM-Kymmene OYJ	82,508	1,304,527

		2,176,282

Pharmaceutical (0.0%)
Orion OYJ, Class B	10,145	207,586

		31,198,645

FRANCE (9.9%)(a)
Aerospace & Defense (0.1%)
Safran SA(b)	24,829	418,469
Thales SA	16,906	956,143
Zodiac SA	9,030	404,830

		1,779,442

Airline (0.0%)(b)
Air France-KLM	22,108	549,309

	Shares	Value
Common Stocks (continued)
FRANCE(a) (continued)
Auto Components (0.1%)
Compagnie Generale des Etablissements Michelin, Class B	23,496	$1,548,921
Valeo SA(b)	15,071	486,938

		2,035,859

Automobiles (0.2%)
Peugeot SA	25,097	1,225,272
Renault SA	29,989	2,489,196

		3,714,468

Beverages (0.1%)
Pernod-Ricard SA	26,949	2,345,003

Building Products (0.2%)
Compagnie de Saint-Gobain	45,078	2,801,556

Chemicals (0.3%)
Air Liquide	40,013	5,234,472

Commercial Banks (1.2%)
BNP Paribas	129,981	12,812,570
Credit Agricole SA	140,901	2,999,886
Natixis	68,344	552,553
Societe Generale	74,052	6,852,034

		23,217,043

Commercial Services & Supplies (0.0%)
Bureau Veritas SA	6,265	381,280
Societe BIC SA	2,653	135,050

		516,330

Communications Equipment (0.1%)
Alcatel-Lucent*	368,986	2,206,916

Construction & Engineering (0.2%)
Eiffage SA	5,829	351,059
Vinci SA	67,190	3,798,548

		4,149,607

Construction Materials (0.2%)(b)
Imerys SA	3,868	231,482
Lafarge SA	24,607	3,347,324

		3,578,806

Diversified Financial Services (0.0%)(b)
Eurazeo	3,977	396,133

Diversified Telecommunication Services (0.5%)
France Telecom SA	293,321	9,273,641

Electric Utility (0.2%)
Electricite de France	32,361	2,811,629

Electrical Equipment (0.4%)
Alstom(b)	34,808	3,895,947
Legrand SA	14,732	376,476
Schneider Electric SA	35,543	3,935,257

		8,207,680

Energy Equipment & Services (0.1%)
Compagnie Generale de Geophysique-Veritass SA*	22,980	898,142
Technip SA	16,850	1,428,049

		2,326,191

Food & Staples Retailing (0.3%)
Carrefour SA	101,671	5,192,281
Casino Guichard Perrachon SA	7,691	767,259

		5,959,540

See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
FRANCE(a) (continued)
Food Products (0.3%)(b)
Groupe Danone	70,033	$5,193,855

Health Care Equipment & Supplies (0.1%)(b)
Cie Generale d’Optique Essilor International SA	34,633	1,710,134

Hotels, Restaurants & Leisure (0.2%)
Accor SA	32,096	2,140,287
Sodexo	15,200	991,238

		3,131,525

Industrial Conglomerate (0.0%)(b)
Wendel	4,358	483,427

Information Technology Services (0.1%)
Atos Origin SA	13,040	752,461
Cap Gemini SA	22,814	1,456,340

		2,208,801

Insurance (0.5%)
AXA SA	245,427	7,212,762
CNP Assurances	6,231	694,823
SCOR SE	24,530	581,557

		8,489,142

Machinery (0.1%)
Vallourec	8,806	2,621,807

Media (0.6%)
Eutelsat Communications	13,552	377,488
JC Decaux SA(b)	6,800	172,140
Lagardere SCA	19,959	1,093,833
M6-Metropole Television(b)	5,476	124,624
PagesJaunes Groupe(b)	28,208	380,472
Publicis Groupe(b)	24,762	808,286
Societe Television Francaise 1	25,405	435,184
Vivendi	187,768	7,849,916

		11,241,943

Metals & Mining (0.0%)
Eramet	822	568,944

Multi-Utility (0.2%)
Veolia Environnement	61,014	3,237,613

Multiline Retail (0.1%)(b)
PPR	12,396	1,344,644

Natural Gas Utility (0.6%)(b)
GDF SUEZ	176,612	11,051,902

Office Electronics (0.0%)
Neopost SA	4,251	422,512

Oil, Gas & Consumable Fuels (1.4%)
Total SA	345,081	26,419,933

Personal Products (0.2%)
L’Oreal SA	38,711	4,053,068

Pharmaceutical (0.6%)
Sanofi-Aventis SA	163,261	11,458,774

Real Estate Investment Trusts (0.2%)
Gecina SA	1,626	192,368
ICADE	3,600	387,977
Klepierre	10,923	442,082
Unibail-Rodamco	8,822	1,973,413
Unibail-Rodamco	4,413	988,364

		3,984,204

Software (0.0%)(b)
Dassault Systemes SA	8,524	551,880

	Shares	Value
Common Stocks (continued)
FRANCE(a) (continued)
Textiles, Apparel & Luxury Goods (0.4%)
Christian Dior SA	8,712	$937,475
Hermes International(b)	10,446	1,661,022
LVMH Moet Hennessy Louis Vuitton SA	40,377	4,440,174

		7,038,671

Transportation Infrastructure (0.0%)
Aeroports de Paris	4,976	430,904

Wireless Telecommunication Services (0.1%)
Bouygues SA	39,325	2,542,027

		189,289,335

GERMANY (8.8%)(a)
Air Freight & Logistics (0.2%)
Deutsche Post AG	137,354	3,233,562

Airline (0.0%)
Deutsche Lufthansa AG	38,039	875,567

Auto Components (0.1%)(b)
Continental AG	24,593	2,758,523

Automobiles (1.0%)
Bayerische Motoren Werke AG	53,731	2,414,625
Daimler AG	146,899	8,497,043
Volkswagen AG(b)	23,498	7,471,791

		18,383,459

Capital Markets (0.4%)
Deutsche Bank AG	81,205	7,490,228

Chemicals (1.4%)
BASF SE	155,496	9,904,465
Bayer AG	122,649	10,542,794
K+S AG(b)	23,480	2,898,364
Linde AG	21,578	2,997,494
Wacker Chemie AG	2,466	509,823

		26,852,940

Commercial Banks (0.3%)
Commerzbank AG	102,338	3,266,670
Deutsche Postbank AG	13,888	983,826
Hypo Real Estate Holding AG(b)	22,544	630,240

		4,880,736

Construction & Engineering (0.1%)
Bilfinger Berger AG	4,681	315,160
Hochtief AG	7,975	615,595

		930,755

Construction Materials (0.0%)
HeidelbergCement AG	3,959	471,699

Diversified Financial Services (0.2%)
Deutsche Boerse AG	32,647	3,694,616

Diversified Telecommunication Services (0.4%)
Deutsche Telekom AG	456,720	7,905,351

Electric Utility (1.0%)
E. ON AG	101,248	19,341,841

Electrical Equipment (0.1%)(b)
Q-Cells AG*	10,267	992,569
Solarworld AG	15,552	727,216

		1,719,785

Food & Staples Retailing (0.1%)
Metro AG	18,782	1,058,698

See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
GERMANY(a) (continued)
Health Care Equipment & Supplies (0.0%)
Fresenius SE	4,202	$364,959

Health Care Providers & Services (0.1%)
Celesio AG	12,201	397,128
Fresenius Medical Care AG & Co. KGaA	30,279	1,673,447

		2,070,575

Hotels, Restaurants & Leisure (0.0%)(b)
TUI AG	35,467	814,382

Household Products (0.0%)
Henkel AG & KGaA	20,725	791,175

Industrial Conglomerates (0.9%)
Rheinmetall AG	4,512	275,401
Siemens AG	139,055	16,901,485

		17,176,886

Insurance (1.0%)
Allianz SE	72,411	12,316,632
Hannover Rueckversicherung AG(b)	9,463	447,691
Muenchener Rueckversicherungs AG	33,400	5,544,719

		18,309,042

Internet Software & Services (0.0%)
United Internet AG	19,578	376,897

Machinery (0.1%)
GEA Group AG	23,555	775,319
MAN AG	17,390	1,743,665

		2,518,984

Metals & Mining (0.2%)
Salzgitter AG	6,333	1,026,956
ThyssenKrupp AG	59,814	3,312,871

		4,339,827

Multi-Utility (0.5%)
RWE AG	71,708	8,569,721

Multiline Retail (0.0%)(b)
Arcandor AG*	16,055	185,447

Personal Products (0.0%)
Beiersdorf AG	13,321	862,234

Pharmaceutical (0.1%)
Merck KGAA	11,350	1,370,682

Real Estate Management & Development (0.0%)
IVG Immobilien AG	12,612	238,383

Semiconductors & Semiconductor Equipment (0.1%)
Infineon Technologies AG*	122,766	921,595

Software (0.4%)
SAP AG	140,611	8,130,102

Textiles, Apparel & Luxury Goods (0.1%)
Adidas AG	33,806	2,066,736
Puma AG Rudolf Dassler Sport	1,380	445,596

		2,512,332

Transportation Infrastructure (0.0%)
Fraport AG	5,672	347,121
Hamburger Hafen und Logistik AG	3,912	256,666

		603,787

		170,049,608

GREECE (0.7%)(a)
Beverages (0.0%)
Coca Cola Hellenic Bottling Co. SA	24,576	602,404

	Shares	Value
Common Stocks (continued)
GREECE(a) (continued)
Commercial Banks (0.5%)
Alpha Bank AE	62,600	$1,845,744
EFG Eurobank Ergasias SA	48,575	1,204,973
National Bank of Greece SA	80,464	3,789,962
Piraeus Bank SA	56,552	1,688,713

		8,529,392

Construction Materials (0.0%)
Titan Cement Co. SA	7,253	286,391

Diversified Financial Services (0.0%)
Marfin Investment Group SA	106,920	797,741

Diversified Telecommunication Services (0.1%)
Hellenic Telecommunications Organization SA	49,113	1,020,967

Electric Utility (0.0%)
Public Power Corp. SA	20,757	641,460

Hotels, Restaurants & Leisure (0.1%)
OPAP SA	38,627	1,381,964

Oil, Gas & Consumable Fuels (0.0%)
Hellenic Petroleum SA	12,688	166,357

		13,426,676

HONG KONG (2.1%)(a)
Airline (0.0%)(b)
Cathay Pacific Airways Ltd.	171,000	327,199

Commercial Banks (0.3%)
Bank of East Asia Ltd.	233,300	1,125,237
BOC Hong Kong Holdings Ltd.	622,100	1,566,204
CITIC International Financial Holdings Ltd.*	399,000	323,238
Hang Seng Bank Ltd.	131,300	2,569,701
Wing Hang Bank Ltd.	29,000	387,836
Wing Lung Bank Ltd.	16,200	317,512

		6,289,728

Communications Equipment (0.0%)
Foxconn International Holdings Ltd.*	308,604	292,586

Distributor (0.1%)
Li & Fung Ltd.	399,600	1,349,899

Diversified Financial Services (0.1%)
Hong Kong Exchanges & Clearing Ltd.	167,000	2,459,090

Diversified Telecommunication Services (0.0%)
PCCW Ltd.	531,200	336,110

Electric Utilities (0.2%)
Cheung Kong Infrastructure Holdings Ltd.(b)	43,500	191,221
CLP Holdings Ltd.	341,000	2,790,565
HongKong Electric Holdings	212,300	1,230,735

		4,212,521

Electronic Equipment & Instruments (0.0%)
Kingboard Chemical Holdings Ltd.	77,048	366,144

Energy Equipment & Services (0.1%)
Seadrill Ltd.	42,255	1,262,326

Hotels, Restaurants & Leisure (0.0%)
Genting International PLC*(b)	507,276	208,341
Shangri-La Asia Ltd.	184,000	392,867

		601,208

Industrial Conglomerates (0.2%)
Hutchison Whampoa Ltd.	359,500	3,363,099
NWS Holdings Ltd.	125,000	267,240

		3,630,339

Marine (0.0%)
Orient Overseas International Ltd.	34,438	149,623
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
HONG KONG(a) (continued)
Marine (continued)
Pacific Basin Shipping Ltd.	279,615	$392,134

		541,757

Media (0.0%)
Television Broadcasts Ltd.	25,000	139,664

Multiline Retail (0.0%)
Lifestyle International Holdings Ltd.	69,193	103,565

Natural Gas Utility (0.1%)
Hong Kong & China Gas Co.	710,336	1,563,296

Paper & Forest Products (0.0%)
Lee & Man Paper Manufacturing Ltd.	36,000	42,307

Real Estate Investment Trust (0.1%)
Link REIT (The)	404,051	901,687

Real Estate Management & Development (0.8%)
Cheung Kong Holdings Ltd.	228,000	3,189,898
Chinese Estates Holdings Ltd.	176,000	249,612
Hang Lung Group Ltd.	138,000	612,057
Hang Lung Properties Ltd.	376,000	1,181,054
Henderson Land Development Co. Ltd.	174,800	1,082,021
Hysan Development Co. Ltd.	59,673	169,659
Kerry Properties Ltd.	91,000	480,607
New World Development Ltd.	434,679	810,379
Shun Tak Holdings Ltd.	122,000	95,374
Sino Land Co.	304,000	603,796
Sun Hung Kai Properties Ltd.	225,700	3,347,403
Swire Pacific Ltd., Class A	147,500	1,575,486
Wharf Holdings Ltd.	208,337	920,840
Wheelock & Co. Ltd.	142,000	384,321

		14,702,507

Road & Rail (0.1%)
MTR Corp.	200,714	651,430

Semiconductors & Semiconductor Equipment (0.0%)
ASM Pacific Technology	27,300	195,502

Specialty Retail (0.1%)
Esprit Holdings Ltd.	172,700	1,837,655

Textiles, Apparel & Luxury Goods (0.0%)
C C Land Holdings Ltd.(b)	257,443	150,646
Yue Yuen Industrial Holdings Ltd.	62,500	161,258

		311,904

Trading Companies & Distributors (0.0%)
Noble Group Ltd.	201,363	314,116

Transportation Infrastructure (0.0%)
Hong Kong Aircraft Engineerg Co. Ltd.	6,800	93,624
Hopewell Holdings	75,569	271,099

		364,723

		42,797,263

IRELAND (0.6%)(a)
Airline (0.0%)
Ryanair Holdings PLC*	42,663	161,444

Commercial Banks (0.2%)
Allied Irish Banking PLC	150,197	1,858,570
Anglo Irish Bank Corp. PLC	122,522	972,957
Bank of Ireland Group	172,608	1,444,720
Bank of Ireland Group (XLON)	834	6,981

		4,283,228

	Shares	Value
Common Stocks (continued)
IRELAND(a) (continued)
Commercial Services & Supplies (0.1%)
Experian PLC	166,934	$1,290,869

Construction Materials (0.1%)
CRH PLC	91,871	2,431,912

Containers & Packaging (0.0%)
Smurfit Kappa Group PLC	12,954	77,473

Food Products (0.1%)
Kerry Group PLC	18,897	523,472

Insurance (0.0%)
Irish Life & Permanent PLC	43,713	350,482

Pharmaceutical (0.1%)
Elan Corp. PLC*	76,306	1,554,331

		10,673,211

ITALY (3.7%)(a)
Aerospace & Defense (0.1%)(b)
Finmeccanica SpA	53,300	1,571,399

Automobiles (0.1%)
Fiat SpA	113,149	1,935,872

Capital Markets (0.1%)
Mediobanca SpA	87,196	1,267,800

Commercial Banks (1.3%)
Banca Carige SpA(b)	109,474	386,633
Banca Monte dei Paschi di Siena SpA(b)	312,022	885,328
Banca Popolare di Milano Scarl(b)	73,951	739,100
Banco Popolare SC	106,506	1,913,298
Intesa Sanpaolo SpA	1,225,125	6,879,363
Intesa Sanpaolo SpA — RNC	125,432	657,823
UniCredit SpA	1,814,977	10,812,221
Unione di Banche Italiane SCPA(b)	104,236	2,472,627

		24,746,393

Construction Materials (0.0%)
Italcementi SpA(b)	5,588	77,978
Italcementi SpA RSP	15,698	164,665

		242,643

Diversified Financial Services (0.0%)
IFIL — Investments SpA	48,227	328,640

Diversified Telecommunication Services (0.2%)
Telecom Italia SpA	1,622,564	2,911,935
Telecom Italia SpA RNC	965,007	1,302,795

		4,214,730

Electric Utilities (0.4%)
Enel SpA	690,576	6,381,716
Terna Rete Elettrica Nazionale SpA	228,503	948,222

		7,329,938

Electrical Equipment (0.0%)
Prysmian SpA	17,361	427,598

Energy Equipment & Services (0.1%)
Saipem SpA	43,183	1,669,392

Food Products (0.0%)
Parmalat SpA	231,995	574,447

Hotels, Restaurants & Leisure (0.0%)(b)
Autogrill SpA	25,378	301,328
Lottomatica SpA	7,956	248,029

		549,357

See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
ITALY(a) (continued)
Industrial Conglomerate (0.0%)
Pirelli & C SpA	582,934	$361,701

Insurance (0.4%)
Alleanza Assicurazioni SpA	80,138	780,359
Assicurazioni Generali SpA	168,123	5,827,985
Fondiaria-Sai SpA	14,812	489,364
Mediolanum SpA(b)	41,088	172,952
Unipol Gruppo Finanziario SpA	99,995	259,935

		7,530,595

Media (0.1%)
Mediaset SpA	135,796	963,107

Multi-Utility (0.0%)
A2A SpA	198,697	715,768

Natural Gas Utility (0.1%)
Snam Rete Gas SpA	130,945	865,434

Oil, Gas & Consumable Fuels (0.7%)
ENI SpA	417,333	14,081,391

Textiles, Apparel & Luxury Goods (0.0%)(b)
Bulgari SpA	23,800	259,046
Luxottica Group SpA	18,896	462,438

		721,484

Transportation Infrastructure (0.1%)
Atlantia SpA	45,677	1,221,936

		71,319,625

JAPAN (21.2%)
Air Freight & Logistics (0.1%)(a)
Yamato Holdings Co. Ltd.	73,000	911,042

Airlines (0.0%)(a) (b)
All Nippon Airways Co. Ltd.	75,000	274,509
Japan Airlines Corp.*	200,000	408,053

		682,562

Auto Components (0.4%)(a)
Aisin Seiki Co. Ltd.	32,800	856,617
Bridgestone Corp.	98,800	1,612,447
Denso Corp.	79,000	2,052,649
NGK Spark Plug Co. Ltd.(b)	36,000	405,096
NHK Spring Co. Ltd.	38,000	267,631
NOK Corp.	14,600	211,513
Stanley Electric Co. Ltd.	23,500	482,445
Sumitomo Rubber Industries, Inc.	42,400	337,937
Tokai Rika Co. Ltd.	4,700	80,386
Toyoda Gosei Co. Ltd.	8,200	224,977
Toyota Boshoku Corp.(b)	8,300	183,474
Toyota Industries Corp.	27,900	808,080

		7,523,252

Automobiles (1.8%)(a)
Daihatsu Motor Co. Ltd.	29,000	343,598
Fuji Heavy Industries Ltd.(b)	89,000	478,000
Honda Motor Co. Ltd.	265,300	8,470,429
Isuzu Motors Ltd.	214,000	920,977
Mazda Motor Corp.	143,000	825,604
Mitsubishi Motors Corp.*(b)	565,000	931,716
Nissan Motor Co. Ltd.	367,300	2,827,970
Suzuki Motor Corp.	55,700	1,216,642
Toyota Motor Corp.	435,300	18,767,311
Yamaha Motor Co. Ltd.	37,700	635,708

		35,417,955

	Shares	Value
Common Stocks (continued)
JAPAN (continued)
Beverages (0.2%)(a)
Asahi Breweries Ltd.	69,200	$1,301,967
Coca-Cola West Holdings Co. Ltd.	10,800	239,058
Ito En Ltd.(b)	3,200	47,412
Kirin Holdings Co. Ltd.	124,000	1,894,848
Sapporo Holdings Ltd.	58,000	415,097

		3,898,382

Building Products (0.3%)(a)
Asahi Glass Co. Ltd.	153,600	1,697,352
Daikin Industries Ltd.	43,000	1,836,449
JS Group Corp.(b)	37,000	536,724
Nippon Sheet Glass Co. Ltd.	124,000	505,006
TOTO Ltd.(b)	57,200	415,961

		4,991,492

Capital Markets (0.4%)(a)
Daiwa Securities Group, Inc.	216,500	1,876,962
Jafco Co. Ltd.(b)	3,000	115,288
Nomura Holdings, Inc.	286,500	4,135,135
SBI Holdings, Inc.	3,211	758,568
Shinko Securities Co. Ltd.	51,700	169,028

		7,054,981

Chemicals (0.9%)(a)
Asahi Kasei Corp.	217,200	1,112,082
Daicel Chemical Industries Ltd.	23,000	135,492
Denki Kagaku Kogyo KK	41,000	121,634
DIC, Inc.	69,000	186,222
Hitachi Chemical Co. Ltd.	10,900	208,581
JSR Corp.	31,300	559,090
Kaneka Corp.	43,500	269,057
Kansai Paint Co. Ltd.	30,000	208,595
Kuraray Co. Ltd.	63,500	686,369
Mitsubishi Chemical Holdings Corp.	203,000	1,211,256
Mitsubishi Gas Chemical Co., Inc.	48,000	317,784
Mitsubishi Rayon Co. Ltd.	126,100	385,454
Mitsui Chemicals, Inc.(b)	123,100	592,773
Nissan Chemical Industries Ltd.	34,000	403,090
Nitto Denko Corp.	26,810	767,661
Shin-Etsu Chemical Co. Ltd.	66,700	4,081,433
Showa Denko KK	232,000	592,002
Sumitomo Chemical Co. Ltd.	245,200	1,618,496
Taiyo Nippon Sanso Corp.	32,000	264,487
Teijin Ltd.	175,800	530,242
Tokuyama Corp.	38,000	238,969
Toray Industries, Inc.	216,300	1,081,555
Tosoh Corp.	108,000	466,975
UBE Industries Ltd.	187,000	671,708

		16,711,007

Commercial Banks (2.3%)(a)
77 Bank Ltd. (The)	36,300	217,431
Aozora Bank Ltd.	97,000	234,356
Bank of Kyoto Ltd. (The)	37,000	385,509
Bank of Yokohama Ltd. (The)	207,000	1,335,006
Chiba Bank Ltd. (The)	114,300	762,805
Chugoku Bank Ltd. (The)	25,000	328,856
Chuo Mitsui Trust Holdings, Inc.	147,400	917,563
Fukuoka Financial Group, Inc.	106,600	445,479
Gunma Bank Ltd. (The)	78,000	484,620
Hachijuni Bank Ltd. (The)	48,000	308,507
Hiroshima Bank Ltd. (The)	58,000	237,379
Hokuhoku Financial Group, Inc.	161,900	413,763
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
JAPAN (continued)
Commercial Banks(a) (continued)
Iyo Bank Ltd. (The)	37,000	$431,622
Joyo Bank Ltd. (The)	85,000	398,486
Mitsubishi UFJ Financial Group, Inc.	1,656,484	14,629,234
Mizuho Financial Group, Inc.	1,565	7,494,590
Mizuho Trust & Banking Co. Ltd.(b)	230,000	355,908
Nishi-Nippon City Bank Ltd. (The)	86,000	249,242
Resona Holdings, Inc.(b)	839	1,206,843
Sapporo Hokuyo Holdings, Inc.	34	211,939
Shinsei Bank Ltd.	190,000	658,150
Shizuoka Bank Ltd. (The)	105,000	1,123,526
Sumitomo Mitsui Financial Group, Inc.	1,049	8,140,015
Sumitomo Trust & Banking Co. Ltd. (The)	226,000	1,556,397
Suruga Bank Ltd.	28,000	349,082
Yamaguchi Financial Group, Inc.	32,000	427,944

		43,304,252

Commercial Services & Supplies (0.2%)(a)
Dai Nippon Printing Co. Ltd.	104,700	1,440,999
Secom Co. Ltd.	36,300	1,672,193
Toppan Printing Co. Ltd.	96,000	995,925

		4,109,117

Computers & Peripherals (0.4%)(a)
Fujitsu Ltd.	295,100	2,134,576
Mitsumi Electric Co. Ltd.	17,300	336,706
NEC Corp.	315,000	1,725,022
Seiko Epson Corp.	17,400	469,594
Toshiba Corp.	499,700	3,244,816

		7,910,714

Construction & Engineering (0.1%)(a)
JGC Corp.	39,000	789,701
Kajima Corp.	165,800	538,604
Kinden Corp.	25,000	252,407
Obayashi Corp.	79,500	341,583
Shimizu Corp.(b)	78,000	313,156
Taisei Corp.	198,000	480,733

		2,716,184

Construction Materials (0.0%)(a)
Taiheiyo Cement Corp.	104,000	206,423

Consumer Finance (0.2%)(a)
Acom Co. Ltd.	10,230	298,899
Aeon Credit Service Co. Ltd.	18,300	232,738
Aiful Corp.(b)	6,317	65,426
Credit Saison Co. Ltd.	30,500	640,163
ORIX Corp.	14,630	2,215,280
Promise Co. Ltd.	11,000	280,196
Takefuji Corp.(b)	14,930	204,335

		3,937,037

Containers & Packaging (0.0%)(a)
Toyo Seikan Kaisha Ltd.	19,200	346,938

Distributor (0.0%)(a)
Canon Marketing Japan, Inc.	10,300	151,651

Diversified Consumer Services (0.0%)(a)
Benesse Corp.	8,600	375,897

Diversified Financial Services (0.0%)(a)
Mitsubishi UFJ Lease & Finance Co. Ltd.	7,210	314,671

	Shares	Value
Common Stocks (continued)
JAPAN (continued)
Diversified Telecommunication Services (0.2%)(a)
Nippon Telegraph & Telephone Corp.	824	$4,186,996

Electric Utilities (0.9%)(a)
Chubu Electric Power Co., Inc.	112,900	2,712,028
Chugoku Electric Power Co., Inc. (The)	43,600	935,784
Hokkaido Electric Power Co., Inc.	24,700	519,517
Hokuriku Electric Power Co.	27,200	664,995
Kansai Electric Power Co., Inc. (The)	130,200	3,036,374
Kyushu Electric Power Co., Inc.	58,300	1,231,609
Shikoku Electric Power Co., Inc.	29,000	763,166
Tohoku Electric Power Co., Inc.	74,600	1,657,512
Tokyo Electric Power Co., Inc. (The)	197,900	5,451,015

		16,972,000

Electrical Equipment (0.3%)(a)
Fuji Electric Holdings Co. Ltd.(b)	60,200	167,179
Furukawa Electric Co. Ltd.	124,300	602,348
Matsushita Electric Works Ltd.	50,284	447,066
Mitsubishi Electric Corp.	313,600	3,091,148
Sumitomo Electric Industries Ltd.	117,600	1,428,632
Ushio, Inc.	12,600	194,653

		5,931,026

Electronic Equipment & Instruments (1.0%)(a)
Alps Electric Co. Ltd.(b)	38,000	390,808
Citizen Holdings Co. Ltd.	69,400	491,963
FUJIFILM Holdings Corp.	78,400	2,464,703
Hirose Electric Co. Ltd.	4,100	387,759
Hitachi Ltd.	547,800	3,949,450
HOYA Corp.(b)	71,700	1,478,765
Ibiden Co. Ltd.	19,400	572,934
Keyence Corp.	5,480	1,197,203
Kyocera Corp.	26,400	2,274,037
Mabuchi Motor Co. Ltd.	4,100	213,440
Murata Manufacturing Co. Ltd.	34,000	1,411,711
Nidec Corp.	16,300	1,151,478
Nippon Electric Glass Co. Ltd.	61,000	897,835
Omron Corp.	29,800	523,067
TDK Corp.	20,100	1,201,786
Yaskawa Electric Corp.	30,000	252,562
Yokogawa Electric Corp.	44,700	376,186

		19,235,687

Food & Staples Retailing (0.4%)(a)
AEON Co. Ltd.	97,700	1,192,693
FamilyMart Co. Ltd.	13,400	586,861
Lawson, Inc.	13,300	687,773
Seven & I Holdings Co. Ltd.	131,900	4,034,336
UNY Co. Ltd.	20,000	209,569

		6,711,232

Food Products (0.2%)(a)
Ajinomoto Co., Inc.	108,000	1,110,239
Kikkoman Corp.	34,000	419,635
Meiji Dairies Corp.	63,000	323,560
Nippon Meat Packers, Inc.	38,000	601,034
Nisshin Seifun Group, Inc.	28,900	395,767
Nissin Food Products Co. Ltd.(b)	11,300	369,874
Toyo Suisan Kaisha Ltd.	12,400	312,047
Yakult Honsha Co. Ltd.	14,900	426,040
Yamazaki Baking Co. Ltd.(b)	7,100	81,759

		4,039,955

See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
JAPAN (continued)
Gas Distribution (0.0%)(a)
TOHO GAS Co. Ltd.	73,000	$419,510

Health Care Equipment & Supplies (0.2%)(a)
Olympus Corp.	38,000	1,276,129
Shimadzu Corp.	38,000	347,636
Terumo Corp.	27,300	1,410,011

		3,033,776

Health Care Providers & Services (0.0%)(a)
Alfresa Holdings Corp.	3,900	239,486
Mediceo Paltac Holdings Co. Ltd.	18,200	303,864
Suzuken Co. Ltd.	8,200	281,873

		825,223

Hotels, Restaurants & Leisure (0.0%)(a) (b)
Oriental Land Co. Ltd.	6,200	388,465

Household Durables (1.0%)(a)
Casio Computer Co. Ltd.(b)	42,100	518,927
Daito Trust Construction Co. Ltd.	11,400	519,916
Daiwa House Industry Co. Ltd.(b)	83,000	785,545
Haseko Corp.	156,000	169,993
Makita Corp.	15,800	540,706
Matsushita Electric Industrial Co. Ltd.	296,502	6,252,312
Pioneer Corp.	25,300	196,241
Sanyo Electric Co. Ltd.*	297,200	662,959
Sekisui Chemical Co. Ltd.	57,000	362,132
Sekisui House Ltd.(b)	80,300	754,226
Sharp Corp.	162,900	2,263,291
Sony Corp.	162,100	6,130,687

		19,156,935

Household Products (0.1%)(a)
Kao Corp.	84,200	2,184,863
Unicharm Corp.	6,500	458,508

		2,643,371

Independent Power Producers & Energy Traders (0.0%)(a)
Electric Power Development Co. Ltd.	22,000	851,615

Industrial Conglomerate (0.0%)(a)
Hankyu Hanshin Holdings, Inc.	191,000	865,067

Information Technology Services (0.1%)(a)
CSK Holdings Corp.(b)	14,100	278,288
Itochu Techno-Solutions Corp.	1,800	50,369
Nomura Research Institute Ltd.(b)	23,500	525,110
NTT Data Corp.	187	770,692
Obic Co. Ltd.(b)	940	171,258
Otsuka Corp.	1,500	98,867

		1,894,584

Insurance (0.6%)(a)
Aioi Insurance Co. Ltd.	69,000	368,922
Mitsui Sumitomo Insurance Group Holdings, Inc.*	61,280	2,031,474
Nipponkoa Insurance Co. Ltd.	103,000	826,721
Sompo Japan Insurance, Inc.	124,800	1,235,117
Sony Financial Holdings, Inc.	112	421,789
T&D Holdings, Inc.	34,000	2,145,591
Tokio Marine Holdings, Inc.	113,200	4,247,786

		11,277,400

Internet & Catalog Retail (0.0%)(a)
Dena Co. Ltd.	53	255,708

	Shares	Value
Common Stocks (continued)
JAPAN (continued)
Internet & Catalog Retail(a) (continued)
Rakuten, Inc.	925	$464,332

		720,040

Internet Software & Services (0.1%)(a) (b)
Yahoo! Japan Corp.	2,339	886,988

Leisure Equipment & Products (0.2%)(a)
Namco Bandai Holdings, Inc.	36,749	443,785
Nikon Corp.(b)	52,000	1,511,027
Sankyo Co. Ltd.	6,800	412,001
Sega Sammy Holdings, Inc.(b)	31,900	297,330
Shimano, Inc.	8,200	378,638
Yamaha Corp.	31,600	650,775

		3,693,556

Machinery (0.9%)(a)
Amada Co. Ltd.	42,000	286,915
Fanuc Ltd.	31,700	2,517,707
Hino Motors Ltd.	61,000	321,777
Hitachi Construction Machinery Co. Ltd.	20,700	547,140
IHI Corp.	171,000	328,553
Japan Steel Works Ltd. (The)	57,000	1,022,520
JTEKT Corp.	25,300	378,520
Kawasaki Heavy Industries Ltd.	292,200	755,501
Komatsu Ltd.	146,000	3,626,303
Kubota Corp.	194,100	1,233,278
Kurita Water Industries Ltd.	14,800	470,379
Minebea Co. Ltd.	78,000	414,522
Mitsubishi Heavy Industries Ltd.	520,200	2,293,937
Mitsui Engineering & Shipbuilding Co. Ltd.	121,000	366,850
NGK Insulators Ltd.	40,000	582,041
NSK Ltd.	66,400	546,981
NTN Corp.	59,600	371,917
OKUMA Corp.(b)	14,000	123,074
SMC Corp.	8,400	837,371
Sumitomo Heavy Industries Ltd.	84,000	525,670
THK Co. Ltd.	26,300	469,281

		18,020,237

Marine (0.3%)(a)
Kawasaki Kisen Kaisha Ltd.(b)	94,000	746,081
Mitsui OSK Lines Ltd.	183,000	2,370,225
Nippon Yusen KK	191,400	1,635,735

		4,752,041

Media (0.1%)(a)
Dentsu, Inc.(b)	271	598,819
Fuji Television Network, Inc.	151	208,515
Hakuhodo DY Holdings, Inc.	1,600	87,026
Jupiter Telecommunications Co. Ltd.	258	202,464
Toho Co. Ltd.(b)	13,100	274,641
Tokyo Broadcasting System, Inc.	4,800	83,339

		1,454,804

Metals & Mining (0.9%)(a)
Daido Steel Co. Ltd.(b)	64,000	334,528
Dowa Holdings Co. Ltd.	59,800	399,439
Hitachi Metals Ltd.	25,000	412,091
JFE Holdings, Inc.	84,500	4,107,537
Kobe Steel Ltd.	467,000	1,321,381
Mitsubishi Materials Corp.	185,000	725,339
Mitsui Mining & Smelting Co. Ltd.	116,100	353,755
Nippon Steel Corp.	824,000	4,691,132
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
JAPAN (continued)
Metals & Mining(a) (continued)
Nisshin Steel Co. Ltd.	127,900	$395,942
OSAKA Titanium Technologies Co.(b)	4,500	237,963
Sumitomo Metal Industries Ltd.	624,000	3,002,346
Sumitomo Metal Mining Co. Ltd.	88,000	1,125,178
Toho Titanium Co. Ltd.(b)	1,646	30,354
Tokyo Steel Manufacturing Co. Ltd.	10,900	121,878
Yamato Kogyo Co. Ltd.	4,700	211,142

		17,470,005

Multiline Retail (0.1%)
Isetan Mitsukoshi Holdings Ltd.*(b)	61,478	708,989
J. Front Retailing Co. Ltd.(a)	53,200	289,616
Marui Group Co. Ltd.(a)	60,700	467,319
Takashimaya Co. Ltd.(a) (b)	60,000	507,265

		1,973,189

Natural Gas Utilities (0.1%)(a)
Osaka Gas Co. Ltd.	360,900	1,302,918
Tokyo Gas Co. Ltd.	355,400	1,431,700

		2,734,618

Office Electronics (0.6%)(a)
Brother Industries Ltd.	37,500	472,675
Canon, Inc.	172,000	7,862,393
Konica Minolta Holdings, Inc.	84,400	1,386,101
Ricoh Co. Ltd.	107,200	1,741,068

		11,462,237

Oil, Gas & Consumable Fuels (0.3%)(a)
Cosmo Oil Co. Ltd.	51,000	157,292
Idemitsu Kosan Co. Ltd.	2,600	227,250
Inpex Holdings, Inc.	142	1,436,509
Japan Petroleum Exploration Co.	5,100	316,537
Nippon Mining Holdings, Inc.	158,900	957,468
Nippon Oil Corp.	220,400	1,395,630
Showa Shell Sekiyu KK	42,300	467,720
TonenGeneral Sekiyu KK(b)	33,000	279,331

		5,237,737

Paper & Forest Products (0.1%)(a)
Nippon Paper Group, Inc.	180	506,740
OJI Paper Co. Ltd.	131,000	661,863

		1,168,603

Personal Products (0.1%)(a)
Shiseido Co. Ltd.	58,700	1,306,267

Pharmaceuticals (1.1%)(a)
Astellas Pharma, Inc.	80,300	3,482,279
Chugai Pharmaceutical Co. Ltd.(b)	52,100	832,916
Daiichi Sankyo Co. Ltd.	117,900	3,520,563
Dainippon Sumitomo Pharma Co. Ltd.	23,000	191,991
Eisai Co. Ltd.	44,200	1,583,166
HISAMITSU PHARMACEUTICAL Co., Inc.	10,100	423,160
Kyowa Hakko Kogyo Co. Ltd.	37,000	413,367
Mitsubishi Tanabe Pharma Corp.	27,000	351,673
Ono Pharmaceutical Co. Ltd.	15,100	831,953
Santen Pharmaceutical Co. Ltd.	7,100	193,725
Shionogi & Co. Ltd.	48,400	948,030
Taisho Pharmaceutical Co. Ltd.	19,900	411,473
Takeda Pharmaceutical Co. Ltd.	135,100	7,174,033

		20,358,329

	Shares	Value
Common Stocks (continued)
JAPAN (continued)
Real Estate Investment Trusts (0.2%)(a)
Japan Prime Realty Investment Corp.	114	$274,831
Japan Real Estate Investment Corp.(b)	70	717,708
Japan Retail Fund Investment Corp.	81	411,754
Nippon Building Fund, Inc.	93	1,098,093
Nomura Real Estate Office Fund, Inc.(b)	55	410,619

		2,913,005

Real Estate Management & Development (0.5%)(a)
Aeon Mall Co. Ltd.(b)	6,800	201,916
Leopalace21 Corp.	20,575	276,504
Mitsubishi Estate Co. Ltd.	190,600	4,591,100
Mitsui Fudosan Co. Ltd.	134,700	3,047,889
Nomura Real Estate Holdings, Inc.(b)	4,000	81,053
NTT Urban Development Corp.	112	154,477
Sumitomo Realty & Development Co. Ltd.	58,000	1,194,543
Tokyo Tatemono Co. Ltd.	46,000	226,366
Tokyu Land Corp.	69,000	345,819

		10,119,667

Road & Rail (0.7%)(a)
Central Japan Railway Co.	258	2,624,504
East Japan Railway Co.	552	4,318,628
Keihin Electric Express Railway Co. Ltd.(b)	52,000	331,884
Keio Corp.	82,400	442,396
Keisei Electric Railway Co. Ltd.	72,000	394,576
Kintetsu Corp.(b)	232,500	703,427
Nippon Express Co. Ltd.	143,500	653,985
Odakyu Electric Railway Co. Ltd.(b)	94,100	652,264
Tobu Railway Co. Ltd.	109,000	496,860
Tokyu Corp.	164,900	908,322
West Japan Railway Co.	305	1,445,913

		12,972,759

Semiconductors & Semiconductor Equipment (0.2%)(a)
Advantest Corp.(b)	22,800	468,923
Elpida Memory, Inc.*(b)	15,800	449,834
NEC Electronics Corp.*(b)	5,200	140,408
Rohm Co. Ltd.	16,200	925,166
Shinko Electric Industries Co. Ltd.(b)	18,100	240,780
Sumco Corp.(b)	18,500	419,901
Tokyo Electron Ltd.	27,200	1,524,706

		4,169,718

Software (0.5%)(a)
Konami Corp.	13,100	414,324
Nintendo Co. Ltd.	16,000	7,764,054
Oracle Corp.(b)	3,400	142,430
Square Enix Co. Ltd.	6,300	196,226
Trend Micro, Inc.(b)	18,000	626,293

		9,143,327

Specialty Retail (0.1%)(a)
Fast Retailing Co. Ltd.	7,700	861,657
Hikari Tsushin, Inc.	3,200	97,547
Nitori Co. Ltd.	4,100	223,476
Shimamura Co. Ltd.	2,200	133,758
USS Co. Ltd.	5,820	388,591
Yamada Denki Co. Ltd.	14,040	951,582

		2,656,611

See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
JAPAN (continued)
Steel & Iron (0.0%)(a)
Maruichi Steel Tube Ltd.	5,600	$158,070

Textiles, Apparel & Luxury Goods (0.0%)(a)
Asics Corp.	17,000	158,396
Nisshinbo Industries, Inc.	23,100	278,827
Onward Holdings Co. Ltd.	30,400	331,502

		768,725

Tobacco (0.2%)(a)
Japan Tobacco, Inc.	730	3,403,119

Trading Companies & Distributors (1.1%)(a)
Hitachi High-Technologies Corp.	5,700	111,080
ITOCHU Corp.	245,000	2,435,022
Marubeni Corp.	268,000	1,952,654
Mitsubishi Corp.	218,800	6,376,702
Mitsui & Co. Ltd.	280,000	5,745,341
Sojitz Corp.	191,067	585,056
Sumitomo Corp.	180,000	2,430,046
Toyota Tsusho Corp.	31,500	622,625

		20,258,526

Transportation Infrastructure (0.0%)(a)
Kamigumi Co. Ltd.	26,000	190,586
Mitsubishi Logistics Corp.	27,400	330,093

		520,679

Wireless Telecommunication Services (0.5%)(a)
KDDI Corp.	466	2,669,880
NTT DoCoMo, Inc.	2,598	4,220,467
Softbank Corp.(b)	122,800	2,248,184

		9,138,531

		406,457,787

LUXEMBOURG (0.8%)(a)
Energy Equipment & Services (0.0%)
Acergy SA	28,793	481,621

Media (0.1%)
SES — FDR	48,464	1,181,377

Metals & Mining (0.6%)
ArcelorMittal	122,689	10,850,940
ArcelorMittal	16,800	1,486,025

		12,336,965

Wireless Telecommunication Services (0.1%)
Millicom International Cellular SA — SDR	11,290	823,706

		14,823,669

NETHERLANDS (2.7%)(a)
Aerospace & Defense (0.1%)(b)
European Aeronautic Defence and Space Co. NV	52,311	987,154

Air Freight & Logistics (0.1%)(b)
TNT NV	62,421	2,180,803

Beverages (0.1%)
Heineken Holding NV	17,585	751,102
Heineken NV	42,114	1,956,627

		2,707,729

Chemicals (0.2%)
Akzo Nobel NV	44,469	2,542,720
Koninklijke DSM NV(b)	22,622	1,372,501

		3,915,221

	Shares	Value
Common Stocks (continued)
NETHERLANDS(a) (continued)
Commercial Banks (0.0%)
SNS Reaal	20,410	$341,549

Commercial Services & Supplies (0.0%)
Randstad Holding NV	14,444	408,248

Diversified Financial Services (0.5%)(b)
ING Groep NV CVA	304,522	9,929,291

Diversified Telecommunication Services (0.3%)(b)
Royal KPN NV	302,043	5,257,564

Energy Equipment & Services (0.1%)
Fugro NV CVA	8,344	591,957
SBM Offshore NV	26,863	601,040

		1,192,997

Food & Staples Retailing (0.1%)
Koninklijke Ahold NV	195,892	2,228,630

Food Products (0.4%)
Unilever NV CVA	259,884	7,166,550

Household Durables (0.0%)(b)
TomTom NV*	10,250	231,050

Industrial Conglomerate (0.3%)
Koninklijke Philips Electronics NV	174,520	5,816,369

Insurance (0.1%)
Aegon NV	225,054	2,630,827

Media (0.2%)
Reed Elsevier NV(b)	103,852	1,720,062
Wolters Kluwer NV	49,966	1,161,594

		2,881,656

Real Estate Investment Trust (0.0%)
Corio NV	6,452	496,660

Semiconductors & Semiconductor Equipment (0.2%)
ASML Holding NV	66,666	1,524,860
STMicroelectronics NV	112,651	1,246,058

		2,770,918

		51,143,216

NEW ZEALAND (0.1%)(a)
Construction Materials (0.0%)
Fletcher Building Ltd.	70,946	330,705

Diversified Telecommunication Services (0.1%)(b)
Telecom Corp. of New Zealand Ltd.	315,094	874,653

Electric Utility (0.0%)
Contact Energy Ltd.	27,782	170,873

Hotels, Restaurants & Leisure (0.0%)
Sky City Entertainment Group Ltd.	106,546	268,390

Transportation Infrastructure (0.0%)
Auckland International Airport Ltd.	100,919	150,632

		1,795,253

NORWAY (1.0%)(a)
Chemicals (0.1%)
Yara International ASA	30,264	2,150,881

Commercial Banks (0.1%)
DnB NOR ASA	124,489	1,590,479

Diversified Telecommunication Services (0.1%)
Telenor ASA	136,554	2,055,733

Electrical Equipment (0.0%)
Renewable Energy Corp. ASA*	24,857	720,199

Energy Equipment & Services (0.1%)
Aker ASA	31,880	747,161
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
NORWAY(a) (continued)
Energy Equipment & Services (continued)
Petroleum Geo-Services ASA*(b)	28,555	$659,281

		1,406,442

Industrial Conglomerate (0.1%)
Orkla ASA, Class A	137,543	1,742,928

Insurance (0.0%)
Storebrand ASA	60,740	419,876

Metals & Mining (0.1%)
Norsk Hydro ASA	117,326	1,467,364

Oil, Gas & Consumable Fuels (0.4%)
StatoilHydro ASA	207,756	6,732,722

		18,286,624

PORTUGAL (0.3%)(a)
Commercial Banks (0.1%)
Banco BPI SA	51,306	193,514
Banco Comercial Portugues SA(b)	437,665	778,175
Banco Espirito Santo SA	29,994	449,874

		1,421,563

Construction Materials (0.0%)(b)
Cimpor Cimentos de Portugal SGPS SA	41,410	273,614

Diversified Telecommunication Services (0.1%)
Portugal Telecom SGPS SA	110,137	1,207,795

Electric Utility (0.1%)
EDP — Energias de Portugal SA	315,421	1,724,371

Industrial Conglomerate (0.0%)(b)
Sonae SGPS SA	165,828	174,960

Media (0.0%)(b)
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	30,919	299,883

Transportation Infrastructure (0.0%)(b)
BRISA — Auto Estrandas de Portugal SA	42,254	429,202

		5,531,388

SINGAPORE (1.2%)(a)
Aerospace & Defense (0.0%)
Singapore Technologies Engineering Ltd.	176,000	355,178

Agriculture (0.0%)
Golden Agri-Resources Ltd.	859,000	443,975

Airline (0.1%)(b)
Singapore Airlines Ltd.	78,613	864,482

Commercial Banks (0.4%)
DBS Group Holdings Ltd.	195,700	2,722,656
Oversea-Chinese Banking Corp.	429,600	2,627,554
United Overseas Bank Ltd.	207,500	2,934,674

		8,284,884

Distributor (0.0%)
Jardine Cycle & Carriage Ltd.	16,604	209,720

Diversified Financial Services (0.1%)
Singapore Exchange Ltd.	130,900	643,534

Diversified Telecommunication Services (0.2%)
Singapore Telecommunications Ltd.	1,252,003	3,258,577

Electronic Equipment & Instruments (0.0%)
Venture Corp. Ltd.	38,200	300,643

	Shares	Value
Common Stocks (continued)
SINGAPORE(a) (continued)
Food & Staples Retailing (0.0%)(b)
Olam International Ltd.	183,500	$300,940

Food Products (0.0%)(b)
Wilmar International Ltd.	128,158	409,752

Health Care Providers & Services (0.0%)
Parkway Holdings Ltd.	210,646	305,184

Industrial Conglomerates (0.1%)
Fraser & Neave Ltd.(b)	121,369	390,162
Keppel Corp. Ltd.	204,000	1,575,458
SembCorp Industries Ltd.	138,243	452,188

		2,417,808

Machinery (0.0%)
SembCorp Marine Ltd.	151,200	458,720

Marine (0.0%)
Cosco Corp. Ltd.	164,066	362,800
Neptune Orient Lines Ltd.(b)	42,800	87,785

		450,585

Media (0.1%)
Singapore Press Holdings Ltd.	290,500	853,011

Real Estate Investment Trusts (0.0%)
Ascendas Real Estate Investment Trust	85,600	142,426
CapitaCommercial Trust	135,000	188,072
CapitaMall Trust(b)	141,000	306,689

		637,187

Real Estate Management & Development (0.2%)
CapitaLand Ltd.	292,897	1,209,014
City Developments Ltd.	100,000	830,817
Keppel Land Ltd.(b)	86,300	305,737
UOL Group Ltd.	134,120	330,532
Yanlord Land Group Ltd.(b)	26,000	36,099

		2,712,199

Road & Rail (0.0%)
ComfortDelgro Corp. Ltd.	280,620	319,166

		23,225,545

SPAIN (4.1%)
Airline (0.0%)(a) (b)
Iberia Lineas Aereas de Espana SA	92,810	277,471

Biotechnology (0.0%)(a)
Grifols SA	22,670	678,071

Commercial Banks (1.7%)
Banco Bilbao Vizcaya Argentaria SA(a)	572,973	10,528,594
Banco de Sabadell SA(a) (b)	154,234	1,255,240
Banco Popular Espanol SA(a) (b)	130,144	1,418,138
Banco Santander SA	1,002,162	19,507,107
Bankinter SA(a) (b)	41,576	393,519

		33,102,598

Construction & Engineering (0.2%)(a)
Acciona SA	4,314	906,474
ACS Actividades de Construccion y Servicios SA(b)	31,982	1,572,399
Fomento de Construcciones y Contratas SA(b)	7,593	399,251
Grupo Ferrovial SA(b)	9,086	460,404
Sacyr Vallehermoso SA(b)	12,196	246,531

		3,585,059

See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
SPAIN (continued)
Diversified Financial Services (0.1%)(a)
Criteria Caixacorp SA	134,085	$723,493

Diversified Telecommunication Services (0.9%)(a)
Telefonica SA	688,561	17,864,768

Electric Utilities (0.5%)(a)
Iberdrola SA	562,413	7,639,140
Red Electrica Corporacion	16,216	975,864
Union Fenosa SA	58,677	1,573,425

		10,188,429

Electrical Equipment (0.1%)(a)
Gamesa Corp. Tecnologica SA	28,304	1,345,609

Gas Distribution (0.0%)(a)
Enagas	27,772	716,216

Independent Power Producers & Energy Traders (0.1%)(a)
Iberdrola Renovables SA*	146,170	964,293

Information Technology Services (0.0%)(a)
Indra Sistemas SA	20,713	552,959

Insurance (0.0%)(a)
Mapfre SA	108,512	540,527

Machinery (0.0%)(a) (b)
Zardoya Otis SA	15,991	328,171

Media (0.0%)(a) (b)
Gestevision Telecinco SA	10,642	143,406
Promotora de Informaciones SA	7,564	65,590

		208,996

Metals & Mining (0.0%)(a) (b)
Acerinox SA	28,129	555,406

Natural Gas Utility (0.1%)(a)
Gas Natural SDG SA	20,778	1,010,579

Oil, Gas & Consumable Fuels (0.2%)(a)
Repsol YPF SA	118,022	3,953,722

Specialty Retail (0.1%)(a) (b)
Inditex SA	34,811	1,674,519

Transportation Infrastructure (0.1%)(a)
Abertis Infraestructuras SA	41,156	872,863
Cintra Concesiones de Infraestructuras de Transporte SA(b)	44,831	504,059

		1,376,922

		79,647,808

SWEDEN (2.2%)(a)
Building Products (0.0%)
Assa Abloy AB, Class B	50,648	691,124

Commercial Banks (0.5%)
Nordea Bank AB	335,049	4,750,103
Skandinaviska Enskilda Banken AB, Class A	73,079	1,499,414
Svenska Handelsbanken AB, Class A(b)	74,982	1,898,940
Swedbank AB, Class A(b)	56,900	1,180,900

		9,329,357

Commercial Services & Supplies (0.0%)
Securitas AB	53,685	621,804

	Shares	Value
Common Stocks (continued)
SWEDEN(a) (continued)
Communications Equipment (0.3%)(b)
Telefonaktiebolaget LM Ericsson, Class B	479,124	$5,029,490

Construction & Engineering (0.0%)
Skanska AB	58,856	759,002

Diversified Financial Services (0.1%)
Baloise Holding AG	8,233	772,883
Investor AB	72,600	1,580,079

		2,352,962

Diversified Telecommunication Services (0.2%)
Tele2 AB, B Shares(b)	52,599	918,983
TeliaSonera AB (XHEL)	1,312	9,923
TeliaSonera AB(b)	357,687	2,723,991

		3,652,897

Health Care Equipment & Supplies (0.0%)
Getinge AB	30,124	698,309

Household Durables (0.1%)(b)
Electrolux AB, Class B	35,065	422,768
Husqvarna AB, Class B	46,443	384,860

		807,628

Machinery (0.5%)
Alfa Laval AB	55,864	868,986
Atlas Copco AB, Class A	113,213	1,753,288
Atlas Copco AB, Class B	56,910	799,505
Sandvik AB	160,745	2,101,073
Scania AB, Class B	64,859	1,017,006
SKF AB, Class B	61,372	1,039,041
Volvo AB, Class B	176,334	2,121,725

		9,700,624

Media (0.0%)
Modern Times Group AB, Class B	8,062	452,952

Metals & Mining (0.1%)
Boliden AB	47,104	277,025
Ssab Svenskt Stal AB, Class B	8,917	215,129
Ssab Svenskt Stal AB, Series A	29,186	801,529

		1,293,683

Oil, Gas & Consumable Fuels (0.0%)(b)
Lundin Petroleum AB*	32,091	421,532

Paper & Forest Products (0.1%)
Holmen AB, Class B(b)	5,019	147,420
Svenska Cellulosa AB, Class B	96,579	1,093,569

		1,240,989

Specialty Retail (0.2%)
Hennes & Mauritz AB, Class B	81,490	4,350,033

Tobacco (0.1%)
Swedish Match AB	47,028	931,998

		42,334,384

SWITZERLAND (7.2%)(a)
Biotechnology (0.0%)(b)
Actelion Ltd.*	14,837	807,807

Building Products (0.0%)
Geberit AG	7,269	924,840

Capital Markets (1.1%)
Credit Suisse Group AG	171,171	8,549,925
EFG International AG	5,581	174,605
Julius Baer Holding AG	35,466	2,248,989
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
SWITZERLAND(a) (continued)
Capital Markets (continued)
UBS AG*(b)	480,547	$9,225,438

		20,198,957

Chemicals (0.3%)
Givaudan SA	1,213	987,570
Syngenta AG	17,216	5,012,280

		5,999,850

Commercial Services & Supplies (0.1%)
Adecco SA	20,575	942,545
SGS SA	700	984,464

		1,927,009

Computers & Peripherals (0.0%)
Logitech International SA*	25,443	673,902

Construction Materials (0.1%)
Holcim Ltd.	35,849	2,546,154

Diversified Financial Services (0.0%)
Pargesa Holding SA	4,238	438,694

Diversified Telecommunication Services (0.1%)
Swisscom AG	3,762	1,213,137

Electrical Equipment (0.5%)
ABB Ltd.*	358,796	9,408,196

Food Products (1.5%)
Lindt & Spruengli AG(b)	100	263,407
Nestle SA	640,150	28,085,520

		28,348,927

Health Care Equipment & Supplies (0.1%)
Nobel Biocare Holding AG	19,803	608,896
Sonova Holding AG	8,966	651,770
Straumann Holding AG(b)	925	216,356

		1,477,022

Insurance (0.6%)
Swiss Life Holding*	5,803	1,492,275
Swiss Reinsurance	57,997	3,607,307
Zurich Financial Services AG	23,830	6,264,589

		11,364,171

Life Sciences Tools & Services (0.1%)(b)
Lonza Group AG	8,705	1,261,986

Machinery (0.1%)
Schindler Holding AG	6,518	445,128
Sulzer AG	5,209	624,559

		1,069,687

Marine (0.0%)
Kuehne & Nagel International AG	7,590	635,123

Pharmaceuticals (2.3%)
Novartis AG	377,302	22,403,064
Roche Holding AG	114,785	21,211,937

		43,615,001

Semiconductors & Semiconductor Equipment (0.0%)
OC Oerlikon Corp. AG*	1,126	275,170

Textiles, Apparel & Luxury Goods (0.3%)
Compagnie Financiere Richemont SA	86,690	5,180,823
Swatch Group AG	6,449	282,394
Swatch Group AG (XVTX)	5,213	1,209,751

		6,672,968

		138,858,601

	Shares	Value
Common Stocks (continued)
UNITED KINGDOM (21.3%)
Aerospace & Defense (0.4%)(a)
BAE Systems PLC	563,470	$4,999,325
Cobham PLC	198,852	794,761
Meggitt PLC	134,757	526,045
Rolls-Royce Group PLC	296,988	2,093,432

		8,413,563

Airline (0.0%)(a)
British Airways PLC	97,097	486,664

Auto Components (0.0%)(a)
GKN PLC	137,333	576,261

Beverages (0.5%)(a)
Diageo PLC	409,026	7,124,472
SABMiller PLC	146,401	3,026,580

		10,151,052

Capital Markets (0.3%)(a)
3i Group PLC	67,961	1,207,917
ICAP PLC	84,272	831,233
Investec PLC	51,267	340,896
Man Group PLC	277,811	3,355,250
Schroders PLC	13,420	254,355

		5,989,651

Chemicals (0.1%)(a)
Johnson Matthey PLC	34,966	1,151,144

Commercial Banks (3.6%)(a)
Alliance & Leicester PLC(b)	58,050	387,782
Barclays PLC	1,319,812	8,960,827
HBOS PLC	852,317	4,863,150
HSBC Holdings PLC	1,898,862	31,398,899
Lloyds TSB Group PLC	897,322	5,231,704
Royal Bank of Scotland Group PLC	2,572,580	10,672,324
Standard Chartered PLC	225,731	6,871,713

		68,386,399

Commercial Services & Supplies (0.2%)(a)
Capita Group PLC (The)	97,900	1,328,206
De La Rue PLC	1	17
G4S PLC	116,110	441,886
G4S PLC (XCSE)	85,993	326,564
Hays PLC	248,348	392,646
Rentokil Initial PLC	300,661	397,562
Serco Group PLC	67,474	546,471

		3,433,352

Construction & Engineering (0.1%)(a)
AMEC PLC	61,261	1,022,881
Balfour Beatty PLC	62,283	486,320

		1,509,201

Containers & Packaging (0.0%)(a)
Rexam PLC	108,877	814,952

Distributor (0.0%)(a)
Inchcape PLC	58,610	289,310

Diversified Financial Services (0.0%)(a)
London Stock Exchange Group PLC	30,384	496,056

Diversified Telecommunication Services (0.3%)(a)
BT Group PLC	1,252,833	4,232,898
Cable & Wireless PLC	403,670	1,311,926

		5,544,824

Electric Utility (0.3%)(a)
British Energy Group PLC	168,526	2,418,026
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
UNITED KINGDOM (continued)
Electric Utility (a) (continued)
Scottish & Southern Energy PLC	138,748	$3,842,920

		6,260,946

Food & Staples Retailing (0.6%)(a)
J Sainsbury PLC	168,422	1,047,871
Tesco PLC	1,252,755	8,897,264
WM Morrison Supermarkets PLC	383,546	1,956,272

		11,901,407

Food Products (0.5%)(a)
Associated British Foods PLC	55,793	788,797
Cadbury PLC	206,980	2,444,430
Tate & Lyle PLC	81,699	629,546
Unilever PLC	206,245	5,653,870

		9,516,643

Health Care Equipment & Supplies (0.1%)(a)
Smith & Nephew PLC	156,871	1,674,930

Hotels, Restaurants & Leisure (0.4%)(a)
Carnival PLC	27,546	963,209
Compass Group PLC	309,011	2,227,567
Enterprise Inns PLC	82,872	505,768
Intercontinental Hotels Group PLC	41,744	546,828
Ladbrokes PLC	119,578	593,611
Mitchells & Butlers PLC	69,102	337,207
Punch Taverns PLC	44,224	222,582
Thomas Cook Group PLC	58,304	231,047
TUI Travel PLC	73,765	290,757
Whitbread PLC	29,802	652,412
William Hill PLC	58,731	363,801

		6,934,789

Household Durables (0.0%)(a)
Berkeley Group Holdings PLC*	8,142	115,426
Persimmon PLC(b)	46,474	263,908
Taylor Wimpey PLC(b)	180,937	139,910

		519,244

Household Products (0.3%)(a)
Reckitt Benckiser Group PLC	95,556	5,209,018

Independent Power Producers & Energy Traders (0.1%)(a)
International Power PLC	244,749	1,991,517

Industrial Conglomerates (0.1%)(a)
Smiths Group PLC	58,701	1,211,545
Tomkins PLC	151,866	371,851

		1,583,396

Information Technology Services (0.0%)(a)
Logica PLC	290,033	605,230

Insurance (0.8%)(a)
Aviva PLC	420,712	4,174,394
Friends Provident PLC	363,418	602,073
Legal & General Group PLC	995,421	1,915,593
Old Mutual PLC	841,976	1,606,628
Prudential PLC	396,170	4,241,949
RSA Insurance Group PLC	498,230	1,293,364
Standard Life PLC	375,919	1,683,902

		15,517,903

Internet & Catalog Retail (0.0%)(a)
Home Retail Group PLC	150,632	644,107

Machinery (0.1%)(a)
IMI PLC	43,571	376,907

	Shares	Value
Common Stocks (continued)
UNITED KINGDOM (continued)
Machinery(a) (continued)
Invensys PLC*	126,108	$702,156

		1,079,063

Media (0.5%)(a)
British Sky Broadcasting Group PLC	185,337	1,660,939
Daily Mail & General Trust, Class A	34,990	219,174
ITV PLC	560,647	470,187
Pearson PLC	131,820	1,687,507
Reed Elsevier PLC	177,063	2,009,716
Thomson Reuters PLC	33,038	891,961
United Business Media Ltd.*	48,671	542,456
WPP Group PLC	185,079	1,756,626

		9,238,566

Metals & Mining (2.7%)(a)
Anglo American PLC	211,074	12,064,770
Antofagasta PLC	61,722	700,794
BHP Billiton PLC	352,246	11,656,092
Eurasian Natural Resources Corp.*	52,685	1,094,388
Kazakhmys PLC	32,271	949,801
Lonmin PLC	24,761	1,181,573
Rio Tinto PLC	159,519	16,690,751
Vedanta Resources PLC	22,688	897,032
Xstrata PLC	101,656	7,290,367

		52,525,568

Multi-Utility (0.5%)(a)
Centrica PLC	590,242	3,664,347
National Grid PLC	400,364	5,271,869
United Utilities Group PLC	110,990	1,522,285

		10,458,501

Multiline Retail (0.1%)(a)
Marks & Spencer Group PLC	261,323	1,330,005
Next PLC	33,416	627,684

		1,957,689

Oil, Gas & Consumable Fuels (4.3%)(a)
BG Group PLC	533,587	12,057,539
BP PLC	3,022,024	31,012,206
Cairn Energy PLC*	21,662	1,168,540
Royal Dutch Shell PLC, Class A (XAMS)	50,739	1,801,273
Royal Dutch Shell PLC, Class A	518,626	18,389,865
Royal Dutch Shell PLC, Class B	440,952	15,482,627
Tullow Oil PLC	110,798	1,719,423

		81,631,473

Paper & Forest Products (0.0%)(a)
Mondi PLC	64,692	319,882

Pharmaceuticals (1.7%)
AstraZeneca PLC(a)	232,145	11,281,470
GlaxoSmithKline PLC	874,361	20,378,709
Shire Ltd.(a)	88,524	1,466,871

		33,127,050

Real Estate Investment Trusts (0.3%)(a)
British Land Co. PLC	83,449	1,154,163
Hammerson PLC	47,166	891,655
Land Securities Group PLC	75,898	1,930,948
Liberty International PLC	36,931	681,778
Segro PLC	74,031	596,979

		5,255,523

Road & Rail (0.1%)(a)
Firstgroup PLC	84,173	860,249
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
UNITED KINGDOM (continued)
Road & Rail(a) (continued)
National Express Group PLC	26,931	$517,860
Stagecoach Group PLC	63,978	358,843

		1,736,952

Software (0.0%)(a)
Sage Group PLC	212,829	821,106

Specialty Retail (0.1%)(a)
Carphone Warehouse Group PLC(b)	53,270	198,490
Kingfisher PLC	382,256	888,346

		1,086,836

Textiles, Apparel & Luxury Goods (0.0%)(a)
Burberry Group PLC	78,375	695,506

Tobacco (0.8%)(a)
British American Tobacco PLC	240,985	8,695,379
Imperial Tobacco Group PLC	161,353	6,025,262

		14,720,641

Trading Companies & Distributors (0.1%)(a)
Bunzl PLC	61,528	767,110
Wolseley PLC	107,964	725,400

		1,492,510

Water Utility (0.1%)(a)
Severn Trent PLC	42,738	1,121,498

Wireless Telecommunication Services (1.2%)(a)
Vodafone Group PLC	8,501,259	22,770,306

		409,640,229

UNITED STATES (0.1%)(a)
Health Care Equipment & Supplies (0.1%)
Synthes, Inc.	9,094	1,257,699

Total Common Stocks		1,898,086,750

Preferred Stocks (0.4%)(a)
GERMANY (0.4%)
Automobiles (0.2%)
Bayerische Motoren Werke AG	8,063	294,838
Porsche Automobil Holding SE(b)	14,160	2,119,875
Volkswagen AG	17,826	2,771,943

		5,186,656

Health Care Equipment & Supplies (0.1%)
Fresenius SE	12,430	1,005,286

Household Products (0.1%)
Henkel AG & Co. KGaA	31,816	1,268,168

Media (0.0%)
ProSiebenSat.1 Media AG	13,637	115,124

Multi-Utility (0.0%)
RWE AG	5,309	507,654

		7,788,050

ITALY (0.0%)
Diversified Financial Services (0.0%)
Istituto Finanziario Industriale SpA*	5,300	110,666

Insurance (0.0%)
Unipol Gruppo Finanziario SpA	104,302	209,213

		319,879

Total Preferred Stocks		8,402,767

	Shares or
	Principal
	Amount	Value
Exchange Traded Fund (0.2%)
UNITED STATES (0.2%)
iShares MSCI EAFE Index Fund	46,960	$3,117,675

Total Exchange Traded Fund		3,117,675

Rights (0.1%)
FRANCE (0.1%)
Commercial Services & Supplies (0.1%)
Suez Environnement SA*	167,589	1,204,999

Total Rights		1,204,999

Repurchase Agreements (0.0%)
CS First Boston, 2.03%, dated 07/31/08, due 08/01/08, repurchase price $853,831, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 11/01/35-07/20/38; total market value of $870,859	853,783	853,783

Total Repurchase Agreements		853,783

Securities Purchased With Collateral For Securities On Loan (6.4%)
Repurchase Agreement (6.4%)
Barclays Capital, 2.20%, dated 07/31/08, due 08/01/08, repurchase price $122,670,277, collateralized by U.S. Government Agency Mortgages ranging 2.69% - 15.43%, maturing 06/04/12 - 04/25/38; total market value of $125,166,036	122,662,781	122,662,781

Total Securities Purchased With Collateral For Securities On Loan		122,662,781

Total Investments (Cost $1,767,396,019) (c) — 105.9%		2,034,328,755

Liabilities in excess of other assets — (5.9)%		(112,545,902)

NET ASSETS — 100.0%		$1,921,782,853

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	All or a part of the security was on loan as of July 31, 2008.

(c)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

FDR	Fiduciary Depositary Receipts

PPS	Price Protected Shares

SDR	Swedish Depositary Receipts
See accompanying notes to statements of investments

At July 31, 2008, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Date	Received/	Contract	Market	Appreciation/
Currency	Delivery	(Delivered)	Value	Value	(Depreciation)

Short Contract:
Australian Dollar	08/14/08	(14,104,000)	(13,419,653)	(13,251,744)	167,909
Swiss Franc	08/14/08	(12,677,000)	(12,363,104)	(12,107,558)	255,546
Danish Krone	08/14/08	(5,965,000)	(1,258,750)	(1,246,261)	12,489
Euro	08/14/08	(39,516,000)	(61,898,502)	(61,586,424)	312,078
British Sterling Pound	08/14/08	(19,169,000)	(37,908,127)	(37,949,749)	(41,622)
Hong Kong Dollar	08/14/08	(20,982,000)	(2,691,899)	(2,690,193)	1,706
Japanese Yen	08/14/08	(4,730,789,000)	(44,858,553)	(43,892,715)	965,838
Norwegian Krone	08/14/08	(5,544,000)	(1,090,196)	(1,081,023)	9,173
New Zealand Dollar	08/14/08	(110,000)	(83,063)	(80,519)	2,544
Swedish Krone	08/14/08	(23,890,000)	(3,971,330)	(3,944,092)	27,238
Singapore Dollar	08/14/08	(2,010,000)	(1,476,857)	(1,471,397)	5,460

Total Short Contracts			$(181,020,034)	$(179,301,675)	$1,718,359

Long Contracts:
Australian Dollar	08/14/08	14,212,330	13,553,392	13,353,528	(199,864)
Swiss Franc	08/14/08	12,677,000	12,145,539	12,107,558	(37,981)
Danish Krone	08/14/08	5,965,000	1,238,317	1,246,261	7,944
Euro	08/14/08	40,899	63,308,453	63,741,856	433,403
British Sterling Pound	08/14/08	20,226,000	39,585,361	40,042,341	456,980
Hong Kong Dollar	08/14/08	20,982,000	2,690,690	2,690,193	(497)
Japanese Yen	08/14/08	5,003,832,000	47,068,918	46,426,034	(642,884)
Norwegian Krone	08/14/08	5,544,000	1,070,146	1,081,023	10,877
New Zealand Dollar	08/14/08	110,000	82,683	80,519	(2,164)
Swedish Krone	08/14/08	26,048,000	4,294,287	4,300,365	6,078
Singapore Dollar	08/14/08	2,010,000	1,471,988	1,471,397	(591)

Total Long Contracts			$186,509,774	$186,541,075	$31,301

At July 31, 2008, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

14	CAC40 10 Euro Future	09/19/08	$963,721	$5,717
3	DAX Index Future	09/19/08	763,277	(938)
2	IBEX 35 Index Future	09/19/08	369,368	12,931
3	SPI 200 Index Future	09/18/08	351,471	(23,803)
15	OMXS30 Index Future	08/15/08	216,058	11,766
20	Topix Index Future	09/12/08	2,413,090	(92,647)
5	DJ Euro Stoxx 50	09/19/08	263,511	2,475
28	FTSE 100 Future	09/19/08	2,999,663	(110,450)

			$8,340,159	$(194,949)

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Mid Cap Market Index Fund

	Shares	Value
Common Stocks (98.3%)
Aerospace & Defense (0.9%)
Alliant Techsystems, Inc. *	24,100	$2,385,659
BE Aerospace, Inc. *	72,544	1,862,930
DRS Technologies, Inc.	30,500	2,403,400

		6,651,989

Airlines (0.2%)
AirTran Holdings, Inc. *	83,760	244,579
Alaska Air Group, Inc. *	26,600	475,608
JetBlue Airways Corp. *(a)	133,725	704,731

		1,424,918

Auto Components (0.9%)
ArvinMeritor, Inc.	53,960	745,187
BorgWarner, Inc.	85,040	3,428,813
Gentex Corp.	104,580	1,616,807
Lear Corp. *	56,546	814,828
Modine Manufacturing Co.	22,200	387,168

		6,992,803

Automobiles (0.1%)
Thor Industries, Inc.	25,800	506,196

Beverages (0.3%)
Hansen Natural Corp. *	44,600	1,019,556
PepsiAmericas, Inc.	42,800	1,013,076

		2,032,632

Biotechnology (1.1%)
Cephalon, Inc. *	49,635	3,631,297
PDL BioPharma, Inc.	87,265	974,750
Vertex Pharmaceuticals, Inc. *	102,890	3,549,705

		8,155,752

Capital Markets (2.0%)
Affiliated Managers Group, Inc. *	29,981	2,590,358
Apollo Investment Corp.	104,106	1,658,409
Eaton Vance Corp.	84,800	3,149,472
Jefferies Group, Inc.	87,000	1,652,130
Raymond James Financial, Inc.	69,180	1,999,302
SEI Investments Co.	91,780	2,113,693
Waddell & Reed Financial, Inc., Class A	63,500	2,120,900

		15,284,264

Chemicals (4.4%)
Airgas, Inc.	60,600	3,471,168
Albemarle Corp.	55,600	2,164,508
Cabot Corp.	47,200	1,266,376
CF Industries Holdings, Inc.	35,460	5,796,292
Chemtura Corp.	176,100	1,148,172
Cytec Industries, Inc.	30,700	1,659,642
Ferro Corp.	30,800	670,208
FMC Corp.	54,820	4,076,963
Lubrizol Corp.	49,880	2,484,024
Minerals Technologies, Inc.	13,840	892,818
Olin Corp.	54,760	1,628,562
RPM International, Inc.	88,500	1,814,250
Scotts Miracle-Gro Co. (The), Class A	32,620	635,438
Sensient Technologies Corp.	35,380	1,101,026
Terra Industries, Inc.	66,850	3,609,900
Valspar Corp.	72,800	1,577,576

		33,996,923

Commercial Banks (2.6%)
Associated Banc-Corp	93,221	1,555,859
Bank of Hawaii Corp.	35,100	1,768,689

	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Cathay General Bancorp	36,200	$577,028
City National Corp.	29,500	1,449,335
Colonial BancGroup, Inc. (The)	147,680	983,549
Commerce Bancshares, Inc.	45,800	1,998,254
Cullen/Frost Bankers, Inc.	43,030	2,269,402
FirstMerit Corp.	59,180	1,164,662
PacWest Bancorp	18,640	347,077
SVB Financial Group *	23,399	1,347,548
Synovus Financial Corp.	241,500	2,296,665
TCF Financial Corp.	79,500	1,013,625
Webster Financial Corp.	38,400	762,624
Westamerica Bancorp	21,220	1,103,440
Wilmington Trust Corp.	49,300	1,162,001

		19,799,758

Commercial Services & Supplies (3.8%)
Brink’s Co. (The)	34,680	2,391,533
ChoicePoint, Inc. *	50,820	2,431,737
Copart, Inc. *	49,800	2,184,228
Corporate Executive Board Co. (The)	25,600	959,488
Corrections Corp. of America *	91,530	2,565,586
Deluxe Corp.	36,673	524,424
Dun & Bradstreet Corp.	40,893	3,951,899
Herman Miller, Inc.	41,100	1,074,354
HNI Corp.	32,570	705,140
Kelly Services, Inc., Class A	14,975	275,690
Korn/Ferry International *	32,800	574,000
Manpower, Inc.	58,060	2,786,880
Mine Safety Appliances Co.	21,400	707,056
Navigant Consulting, Inc. *	34,320	634,234
Republic Services, Inc.	114,573	3,723,622
Rollins, Inc.	29,047	496,123
Stericycle, Inc. *	63,080	3,769,030

		29,755,024

Communications Equipment (2.1%)
3Com Corp. *	287,605	540,697
ADC Telecommunications, Inc. *	86,025	813,797
ADTRAN, Inc.	41,359	924,787
Avocent Corp. *	32,706	777,749
CommScope, Inc. *	51,109	2,278,950
Dycom Industries, Inc. *	29,300	464,991
F5 Networks, Inc. *	59,924	1,746,785
Foundry Networks, Inc. *	108,800	1,897,472
Harris Corp.	98,639	4,749,468
Plantronics, Inc.	35,800	871,730
Polycom, Inc. *	64,102	1,512,807

		16,579,233

Computers & Peripherals (1.4%)
Diebold, Inc.	48,533	1,794,750
Imation Corp.	23,633	450,445
NCR Corp. *	122,660	3,294,648
Palm, Inc.	78,400	515,872
Western Digital Corp. *	162,100	4,666,859

		10,722,574

Construction & Engineering (1.8%)
Granite Construction, Inc.	23,560	745,203
KBR, Inc.	124,310	3,542,835
Quanta Services, Inc. *	126,210	3,897,365
Shaw Group, Inc. (The) *	60,665	3,506,437
URS Corp. *	61,800	2,590,656

		14,282,496

See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Mid Cap Market Index Fund

	Shares	Value
Common Stocks (continued)
Construction Materials (0.4%)
Martin Marietta Materials, Inc.	30,264	$3,176,812

Consumer Finance (0.1%)
AmeriCredit Corp. *	84,320	739,486

Containers & Packaging (0.9%)
AptarGroup, Inc.	49,800	1,927,260
Packaging Corp. of America	66,860	1,706,267
Sonoco Products Co.	72,400	2,361,688
Temple-Inland, Inc.	77,710	1,262,788

		7,258,003

Diversified Consumer Services (1.8%)
Career Education Corp. *	65,549	1,202,169
Corinthian Colleges, Inc. *	62,380	982,485
DeVry, Inc.	43,900	2,493,959
ITT Educational Services, Inc. *	21,040	1,863,723
Matthews International Corp., Class A	23,010	1,148,429
Regis Corp.	32,120	899,039
Service Corp. International	191,100	1,828,827
Sotheby’s	49,300	1,367,582
Strayer Education, Inc.	10,440	2,324,988

		14,111,201

Diversified Telecommunication Services (0.1%)
Cincinnati Bell, Inc. *	181,600	708,240

Electric Utility (1.7%)
DPL, Inc.	83,157	2,110,525
Great Plains Energy, Inc.	86,458	2,183,929
Hawaiian Electric Industries, Inc.	61,500	1,521,510
IDACORP, Inc.	33,100	986,711
Northeast Utilities	113,803	2,863,283
Sierra Pacific Resources	171,120	1,940,501
Westar Energy, Inc.	76,750	1,694,640

		13,301,099

Electrical Equipment (1.4%)
Ametek, Inc.	78,150	3,740,259
Hubbell, Inc., Class B	41,000	1,728,560
Roper Industries, Inc.	65,450	4,004,231
Thomas & Betts Corp. *	37,448	1,549,598

		11,022,648

Electronic Equipment & Instruments (3.2%)
Amphenol Corp., Class A	128,340	6,117,968
Arrow Electronics, Inc. *	89,833	2,894,419
Avnet, Inc. *	110,078	3,000,726
FLIR Systems, Inc. *	100,500	4,094,370
Ingram Micro, Inc., Class A *	104,700	1,929,621
Kemet Corp. *	62,760	85,354
National Instruments Corp.	40,930	1,393,667
Tech Data Corp. *	38,743	1,350,968
Trimble Navigation Ltd. *	88,700	2,944,840
Vishay Intertechnology, Inc. *	136,330	1,222,880

		25,034,813

Energy Equipment & Services (3.6%)
Exterran Holdings, Inc. *	48,085	2,713,917
FMC Technologies, Inc. *	93,724	5,790,269
Helix Energy Solutions Group, Inc. *	67,100	2,142,503
Helmerich & Payne, Inc.	76,400	4,517,532
Patterson-UTI Energy, Inc.	113,040	3,212,597
Pride International, Inc. *	122,828	4,760,813
Superior Energy Services, Inc. *	59,090	2,802,639

	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (continued)
Tidewater, Inc.	37,677	$2,258,359

		28,198,629

Food & Staples Retailing (0.3%)
BJ’s Wholesale Club, Inc. *	43,957	1,649,706
Ruddick Corp.	26,500	820,440

		2,470,146

Food Products (1.2%)
Corn Products International, Inc.	55,090	2,562,236
Hormel Foods Corp.	52,620	1,903,265
J.M. Smucker Co. (The)	40,671	1,982,305
Lancaster Colony Corp.	14,200	461,642
Smithfield Foods, Inc. *	85,610	1,838,903
Tootsie Roll Industries, Inc.	18,495	483,644

		9,231,995

Health Care Equipment & Supplies (3.3%)
Advanced Medical Optics, Inc. *(b)	44,503	772,572
Beckman Coulter, Inc.	46,060	3,331,980
Dentsply International, Inc.	108,972	4,386,123
Edwards Lifesciences Corp. *	40,200	2,519,736
Gen-Probe, Inc. *	39,500	2,106,140
Hill-Rom Holdings, Inc.	45,665	1,282,730
Hologic, Inc. *	187,298	3,459,394
IDEXX Laboratories, Inc. *	44,100	2,359,350
Kinetic Concepts, Inc. *	39,700	1,387,515
ResMed, Inc. *	56,600	2,140,612
STERIS Corp.	42,880	1,465,210

		25,211,362

Health Care Providers & Services (2.9%)
Apria Healthcare Group, Inc. *	32,400	622,404
Community Health Systems, Inc. *	70,477	2,324,332
Health Management Associates, Inc., Class A *	178,000	1,094,700
Health Net, Inc. *	78,542	2,196,034
Henry Schein, Inc. *	66,074	3,538,923
Kindred Healthcare, Inc. *	22,620	610,061
LifePoint Hospitals, Inc. *	39,656	1,135,351
Lincare Holdings, Inc. *	53,563	1,725,800
Omnicare, Inc.	89,000	2,620,160
Psychiatric Solutions, Inc. *	40,600	1,421,812
Universal Health Services, Inc., Class B	37,255	2,258,398
VCA Antech, Inc. *	61,727	1,798,725
WellCare Health Plans, Inc. *	30,550	1,201,532

		22,548,232

Health Care Technology (0.3%)
Cerner Corp. *	48,940	2,185,660

Hotels, Restaurants & Leisure (1.0%)
Bob Evans Farms, Inc.	22,729	650,959
Boyd Gaming Corp.	41,000	409,180
Brinker International, Inc.	74,130	1,363,251
Cheesecake Factory, (The) *	49,050	690,624
Chipotle Mexican Grill, Inc., Class A *	24,130	1,652,905
International Speedway Corp., Class A	21,300	783,627
Life Time Fitness, Inc. *	24,870	740,877
Scientific Games Corp., Class A *	47,500	1,441,150

		7,732,573

See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Mid Cap Market Index Fund

	Shares	Value
Common Stocks (continued)
Household Durables (1.5%)
American Greetings Corp., Class A	36,614	$542,619
Blyth, Inc.	17,840	259,572
Furniture Brands International, Inc.	35,638	423,023
Hovnanian Enterprises, Inc., Class A *	33,020	232,131
M.D.C. Holdings, Inc.	25,800	1,071,216
Mohawk Industries, Inc. *	40,540	2,390,644
NVR, Inc. *	3,871	2,138,031
Ryland Group, Inc.	31,067	639,669
Toll Brothers, Inc. *	94,118	1,890,831
Tupperware Brands Corp.	45,333	1,767,987

		11,355,723

Household Products (0.7%)
Church & Dwight Co., Inc.	48,700	2,672,169
Energizer Holdings, Inc. *	42,078	3,001,845

		5,674,014

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	44,680	1,366,761
Teleflex, Inc.	29,020	1,779,507

		3,146,268

Information Technology Services (2.4%)
Acxiom Corp.	48,984	628,954
Alliance Data Systems Corp. *	58,000	3,720,700
Broadridge Financial Solutions, Inc.	102,510	2,121,957
DST Systems, Inc. *	33,560	2,028,031
Gartner, Inc. *	45,680	1,112,765
Global Payments, Inc.	58,270	2,580,778
Lender Processing Services, Inc. *	62,800	2,094,380
Metavante Technologies, Inc. *	65,230	1,452,020
MPS Group, Inc. *	70,140	808,013
NeuStar, Inc., Class A *	56,750	1,190,615
SRA International, Inc., Class A *	31,600	693,620

		18,431,833

Insurance (3.7%)
American Financial Group, Inc.	51,800	1,500,646
Arthur J. Gallagher & Co.	67,900	1,726,697
Brown & Brown, Inc.	82,320	1,446,362
Everest Re Group Ltd.	45,300	3,705,540
Fidelity National Financial, Inc., Class A	156,453	2,090,212
First American Corp.	67,753	1,707,376
Hanover Insurance Group, Inc. (The)	37,300	1,600,916
HCC Insurance Holdings, Inc.	80,890	1,832,158
Horace Mann Educators Corp.	30,900	428,274
Mercury General Corp.	26,000	1,313,260
Old Republic International Corp.	168,687	1,771,214
Philadelphia Consolidated Holding Co. *	42,800	2,501,660
Protective Life Corp.	50,800	1,826,768
StanCorp Financial Group, Inc.	35,800	1,768,162
Unitrin, Inc.	36,700	1,012,553
W.R. Berkley Corp.	108,566	2,564,329

		28,796,127

Internet & Catalog Retail (0.1%)
NetFlix, Inc. *	32,930	1,017,208

Internet Software & Services (0.3%)
Digital River, Inc. *	27,170	1,083,811
ValueClick, Inc. *	69,550	827,645

		1,911,456

	Shares	Value
Common Stocks (continued)
Leisure Equipment & Products (0.1%)
Callaway Golf Co.	48,400	$613,712

Life Sciences Tools & Services (2.2%)
Affymetrix, Inc. *	50,710	399,595
Charles River Laboratories International, Inc. *	49,882	3,315,158
Covance, Inc. *	45,980	4,220,964
Invitrogen Corp. *	65,496	2,904,747
Pharmaceutical Product Development, Inc.	77,100	2,940,594
Techne Corp. *	28,335	2,253,199
Varian, Inc. *	21,660	1,070,004

		17,104,261

Machinery (6.2%)
AGCO Corp. *	67,100	4,015,935
Crane Co.	37,166	1,319,393
Donaldson Co., Inc.	51,180	2,308,730
Federal Signal Corp.	33,500	481,395
Flowserve Corp.	42,220	5,629,615
Graco, Inc.	44,370	1,607,525
Harsco Corp.	61,700	3,337,970
IDEX Corp.	59,680	2,257,694
Joy Global, Inc.	79,232	5,722,135
Kennametal, Inc.	56,200	1,672,512
Lincoln Electric Holdings, Inc.	31,300	2,514,955
Nordson Corp.	24,700	1,745,302
Oshkosh Corp.	54,600	984,984
Pentair, Inc.	72,560	2,512,027
SPX Corp.	39,120	4,959,634
Timken Co.	69,900	2,308,098
Trinity Industries, Inc.	59,250	2,230,170
Wabtec Corp.	35,480	1,969,140

		47,577,214

Marine (0.2%)
Alexander & Baldwin, Inc.	30,201	1,310,421

Media (1.1%)
Belo Corp., Class A	63,450	430,826
DreamWorks Animation SKG, Inc., Class A *	58,300	1,731,510
Entercom Communications Corp., Class A	19,980	122,477
Harte-Hanks, Inc.	32,540	403,821
John Wiley & Sons, Inc., Class A	32,400	1,469,016
Lamar Advertising Co., Class A *	56,800	2,157,264
Lee Enterprises, Inc.	29,680	89,634
Marvel Entertainment, Inc. *	35,800	1,242,260
Media General, Inc., Class A	17,000	215,560
Scholastic Corp.	19,455	501,744
Valassis Communications, Inc. *	35,700	314,874

		8,678,986

Metals & Mining (2.6%)
Carpenter Technology Corp.	34,960	1,352,952
Cleveland-Cliffs, Inc.	76,980	8,345,402
Commercial Metals Co.	83,500	2,492,475
Reliance Steel & Aluminum Co.	46,400	2,930,624
Steel Dynamics, Inc.	138,300	4,381,344
Worthington Industries, Inc.	46,987	833,549

		20,336,346

Multi-Utility (3.6%)
Alliant Energy Corp.	80,800	2,604,184
Black Hills Corp.	29,000	935,830
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Mid Cap Market Index Fund

	Shares	Value
Common Stocks (continued)
Multi-Utility (continued)
Energy East Corp.	115,605	$2,888,969
MDU Resources Group, Inc.	133,825	4,270,356
NSTAR	78,220	2,492,089
OGE Energy Corp.	67,700	2,215,144
PNM Resources, Inc.	63,050	738,315
Puget Energy, Inc.	94,300	2,597,022
SCANA Corp.	85,379	3,089,866
Vectren Corp.	60,260	1,759,592
Wisconsin Energy Corp.	85,600	3,862,272

		27,453,639

Multiline Retail (0.5%)
99 Cents Only Stores *	34,233	229,019
Dollar Tree, Inc. *	65,728	2,464,800
Saks, Inc. *	105,000	1,069,950

		3,763,769

Natural Gas Utility (2.3%)
AGL Resources, Inc.	56,040	1,936,742
Energen Corp.	52,500	3,160,500
Equitable Resources, Inc.	94,946	4,960,929
National Fuel Gas Co.	59,500	2,962,505
Oneok, Inc.	76,356	3,472,671
WGL Holdings, Inc.	36,200	1,249,986

		17,743,333

Office Electronics (0.2%)
Zebra Technologies Corp., Class A *	47,642	1,467,850

Oil, Gas & Consumable Fuels (5.6%)
Arch Coal, Inc.	105,494	5,940,367
Bill Barrett Corp. *	24,700	1,016,158
Cimarex Energy Co.	60,630	3,159,429
Denbury Resources, Inc. *	180,100	5,068,014
Encore Acquisition Co. *	39,010	2,413,549
Forest Oil Corp. *	64,960	3,704,669
Frontier Oil Corp.	76,130	1,389,373
Newfield Exploration Co. *	96,484	4,725,786
Overseas Shipholding Group, Inc.	19,630	1,545,862
Patriot Coal Corp. *	23,200	2,926,680
Pioneer Natural Resources Co.	87,548	5,204,729
Plains Exploration & Production Co. *	78,718	4,405,846
Quicksilver Resources, Inc. *	75,422	1,973,040

		43,473,502

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.	75,460	638,392

Personal Products (0.4%)
Alberto-Culver Co.	63,360	1,699,949
NBTY, Inc. *	37,900	1,307,171

		3,007,120

Pharmaceuticals (1.0%)
Endo Pharmaceuticals Holdings, Inc. *	88,000	2,037,200
Medicis Pharmaceutical Corp., Class A	41,300	758,268
Par Pharmaceutical Cos., Inc. *	26,175	452,828
Perrigo Co.	56,800	2,001,064
Sepracor, Inc. *	78,932	1,379,731
Valeant Pharmaceuticals International *	65,400	1,119,648

		7,748,739

	Shares	Value
Common Stocks (continued)
Real Estate Investment Trusts (5.9%)
Alexandria Real Estate Equities, Inc.	23,480	$2,424,545
AMB Property Corp.	71,767	3,513,712
BRE Properties, Inc.	37,300	1,823,224
Camden Property Trust	38,900	1,913,102
Cousins Properties, Inc.	27,520	604,614
Duke Realty Corp.	107,360	2,655,013
Equity One, Inc.	25,800	498,198
Federal Realty Investment Trust	43,000	3,122,230
Health Care REIT, Inc.	65,700	3,276,459
Highwoods Properties, Inc.	41,960	1,531,540
Hospitality Properties Trust	68,820	1,465,866
Liberty Property Trust	67,896	2,471,414
Macerich Co. (The)	54,700	3,026,551
Mack-Cali Realty Corp.	48,050	1,844,159
Nationwide Health Properties, Inc.	70,580	2,619,224
Potlatch Corp.	28,856	1,343,824
Rayonier, Inc.	57,380	2,680,794
Realty Income Corp.	74,200	1,869,098
Regency Centers Corp.	51,200	3,046,400
UDR, Inc.	93,915	2,398,589
Weingarten Realty Investors	54,700	1,667,803

		45,796,359

Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.	23,360	1,112,870

Road & Rail (1.2%)
Avis Budget Group, Inc. *	73,900	450,790
Con-way, Inc.	33,340	1,685,670
J.B. Hunt Transport Services, Inc.	63,000	2,329,740
Kansas City Southern *	57,000	3,135,000
Werner Enterprises, Inc.	32,448	772,587
YRC Worldwide, Inc. *	41,762	705,778

		9,079,565

Semiconductors & Semiconductor Equipment (2.1%)
Atmel Corp. *	323,300	1,141,249
Cree, Inc. *	65,625	1,273,125
Cypress Semiconductor Corp. *	110,259	3,004,558
Fairchild Semiconductor International, Inc. *	91,120	1,107,108
Integrated Device Technology, Inc. *	125,287	1,255,376
International Rectifier Corp. *	53,100	896,328
Intersil Corp., Class A	90,602	2,186,226
Lam Research Corp. *	91,515	3,009,928
RF Micro Devices, Inc. *	192,425	629,230
Semtech Corp. *	45,230	659,001
Silicon Laboratories, Inc. *	35,640	1,165,784

		16,327,913

Software (2.6%)
ACI Worldwide, Inc. *	25,900	506,604
Advent Software, Inc. *	13,269	577,732
Ansys, Inc. *	65,700	3,014,316
Cadence Design Systems, Inc. *	188,691	1,394,427
Fair Isaac Corp.	35,607	792,612
Jack Henry & Associates, Inc.	56,400	1,217,676
Macrovision Solutions Corp. *	60,920	925,984
McAfee, Inc. *	117,800	3,857,950
Mentor Graphics Corp. *	65,700	911,916
Parametric Technology Corp. *	84,260	1,632,116
Sybase, Inc. *	58,074	1,951,867
Synopsys, Inc. *	104,481	2,509,634
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Mid Cap Market Index Fund

	Shares	Value
Common Stocks (continued)
Software (continued)
Wind River Systems, Inc. *	49,500	$580,635

		19,873,469

Specialty Retail (3.9%)
Advance Auto Parts, Inc. (b)	69,800	2,868,082
Aeropostale, Inc. *	48,959	1,578,928
American Eagle Outfitters, Inc.	150,661	2,109,254
AnnTaylor Stores Corp. *	43,189	973,912
Barnes & Noble, Inc.	31,373	742,285
Borders Group, Inc.	46,194	226,351
CarMax, Inc. *	159,900	2,142,660
Charming Shoppes, Inc. *	85,600	466,520
Chico’s FAS, Inc. *	129,043	718,769
Coldwater Creek, Inc. *	43,800	285,576
Collective Brands, Inc. *	46,695	601,432
Dick’s Sporting Goods, Inc. *	61,160	1,073,358
Foot Locker, Inc.	113,300	1,706,298
Guess?, Inc.	40,300	1,276,301
O’Reilly Automotive, Inc. *	98,346	2,511,757
Pacific Sunwear of California, Inc. *	50,400	438,984
PetSmart, Inc.	93,176	2,116,027
Rent-A-Center, Inc. *	48,847	1,035,556
Ross Stores, Inc.	97,254	3,691,762
Urban Outfitters, Inc. *	83,216	2,746,960
Williams-Sonoma, Inc.	64,140	1,118,601

		30,429,373

Textiles, Apparel & Luxury Goods (0.7%)
Hanesbrands, Inc. *	68,882	1,476,830
Phillips-Van Heusen Corp.	37,580	1,330,332
Timberland Co., Class A *	35,100	503,334
Under Armour, Inc., Class A *	26,500	772,475
Warnaco Group, Inc. (The) *	33,320	1,397,774

		5,480,745

Thrifts & Mortgage Finance (1.0%)
Astoria Financial Corp.	59,820	1,338,174
First Niagara Financial Group, Inc.	80,300	1,123,397
New York Community Bancorp, Inc.	249,564	4,147,754
PMI Group, Inc. (The)	61,687	154,834
Washington Federal, Inc.	64,312	1,196,203

		7,960,362

Tobacco (0.1%)
Universal Corp.	19,740	1,018,979

Trading Companies & Distributors (1.1%)
Fastenal Co.	91,654	4,478,214
GATX Corp.	33,600	1,527,792
MSC Industrial Direct Co., Class A	33,300	1,588,410
United Rentals, Inc. *	35,915	581,105

		8,175,521

Water Utility (0.2%)
Aqua America, Inc.	97,826	1,550,542

Wireless Telecommunication Services (0.4%)
Telephone & Data Systems, Inc.	60,000	2,544,000
Telephone & Data Systems, Inc., Special Shares	17,900	707,945

		3,251,945

Total Common Stocks		760,423,017

	Principal
	Amount	Value
Repurchase Agreements (0.3%)
CS First Boston, 2.03%, dated 07/31/08, due 08/01/08, repurchase price $2,620,521, collateralized by U.S. Government Agency Mortgages ranging 5.00%—6.00%, maturing 11/01/35—07/20/38; total market value of $2,672,780	$2,620,373	$2,620,373

Total Repurchase Agreements		2,620,373

Securities Purchased With Collateral For Securities On Loan (0.0%)
Repurchase Agreement (0.0%)
Barclays Capital, 2.20%, dated 07/31/08, due 08/01/08, repurchase price $66,147, collateralized by U.S. Government Agency Mortgages ranging 2.69% — 15.43%, maturing 06/04/12 — 04/25/38; total market value of $67,466	66,143	66,143

Total Securities Purchased With Collateral For Securities On Loan		66,143

Total Investments (Cost $786,915,494) (c) — 98.6%		763,109,533
Other assets in excess of liabilities — 1.4%		10,574,526

NET ASSETS — 100.0%		$773,684,059

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of July 31, 2008.

(b)	All or a part of the security was pledged as collateral for futures contracts as of July 31, 2008.

(c)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

REIT	Real Estate Investment Trust
See accompanying notes to statements of investments

At July 31, 2008, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

178	S&P 400 Emini Futures	09/19/08	$14,309,420	$(22,944)

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide S&P 500 Index Fund

	Shares	Value
Common Stocks (97.1%)
Aerospace & Defense (2.7%)
Boeing Co.	144,671	$8,840,845
General Dynamics Corp.	76,062	6,780,167
Goodrich Corp.	24,551	1,206,436
Honeywell International, Inc.	142,869	7,263,460
L-3 Communications Holdings, Inc.	23,838	2,352,572
Lockheed Martin Corp.	65,122	6,794,178
Northrop Grumman Corp.	66,076	4,452,862
Precision Castparts Corp.	27,000	2,522,610
Raytheon Co.	81,687	4,650,441
Rockwell Collins, Inc.	30,941	1,537,458
United Technologies Corp.	187,256	11,980,639

		58,381,668

Air Freight & Logistics (0.9%)
CH Robinson Worldwide, Inc.	32,900	1,585,780
Expeditors International of Washington, Inc.	38,600	1,370,686
FedEx Corp.	60,402	4,762,094
United Parcel Service, Inc., Class B	196,416	12,389,921

		20,108,481

Airline (0.1%)
Southwest Airlines Co.	141,876	2,211,847

Auto Components (0.2%)
Goodyear Tire & Rubber Co. (The) *	42,921	842,539
Johnson Controls, Inc.	110,958	3,346,493

		4,189,032

Automobiles (0.2%)
Ford Motor Co. *	433,600	2,081,280
General Motors Corp.	112,456	1,244,888
Harley-Davidson, Inc.	45,527	1,722,742

		5,048,910

Beverages (2.5%)
Anheuser-Busch Cos., Inc.	135,934	9,210,888
Brown-Forman Corp., Class B	17,271	1,242,821
Coca-Cola Co. (The)	383,917	19,771,726
Coca-Cola Enterprises, Inc.	57,457	972,747
Constellation Brands, Inc., Class A *	34,800	748,896
Molson Coors Brewing Co., Class B	26,940	1,453,952
Pepsi Bottling Group, Inc.	26,521	738,610
PepsiCo, Inc.	304,874	20,292,413

		54,432,053

Biotechnology (1.7%)
Amgen, Inc. *	209,548	13,123,991
Biogen Idec, Inc. *	56,572	3,946,463
Celgene Corp. *	84,100	6,348,709
Genzyme Corp. *	51,651	3,959,049
Gilead Sciences, Inc. *	177,500	9,581,450

		36,959,662

Building Products (0.1%)
Masco Corp.	70,127	1,156,394

Capital Markets (2.9%)
American Capital Ltd.	35,300	717,296
Ameriprise Financial, Inc.	43,251	1,838,168
Bank of New York Mellon Corp. (The)	216,911	7,700,341
Charles Schwab Corp. (The)	175,987	4,028,342
E*Trade Financial Corp. *	90,422	273,074
Federated Investors, Inc., Class B	16,411	539,265
Franklin Resources, Inc.	30,171	3,035,504
Goldman Sachs Group, Inc. (The)	75,772	13,945,079

	Shares	Value
Common Stocks (continued)
Capital Markets (continued)
Janus Capital Group, Inc.	28,631	$868,665
Legg Mason, Inc.	25,500	1,028,925
Lehman Brothers Holdings, Inc.	134,502	2,332,265
Merrill Lynch & Co., Inc.	265,195	7,067,447
Morgan Stanley	213,042	8,410,898
Northern Trust Corp.	35,936	2,809,117
State Street Corp.	82,277	5,894,324
T. Rowe Price Group, Inc.	48,482	2,901,648

		63,390,358

Chemicals (2.0%)
Air Products & Chemicals, Inc.	40,766	3,881,331
Ashland, Inc.	12,025	502,284
Dow Chemical Co. (The)	179,390	5,975,481
E.I. Du Pont de Nemours & Co.	173,550	7,603,225
Eastman Chemical Co.	14,060	843,038
Ecolab, Inc.	34,911	1,560,522
Hercules, Inc.	17,821	357,311
International Flavors & Fragrances, Inc.	14,540	584,799
Monsanto Co.	105,280	12,539,901
PPG Industries, Inc.	30,506	1,849,884
Praxair, Inc.	59,732	5,598,680
Rohm & Haas Co.	25,677	1,925,775
Sigma-Aldrich Corp.	24,550	1,491,167

		44,713,398

Commercial Banks (2.6%)
BB&T Corp.	108,873	3,050,621
Comerica, Inc.	32,626	937,019
Fifth Third Bancorp	112,504	1,571,681
First Horizon National Corp.	35,231	331,171
Huntington Bancshares, Inc.	71,620	502,772
KeyCorp	95,072	1,003,010
M&T Bank Corp.	15,661	1,102,221
Marshall & Ilsley Corp.	46,666	709,323
National City Corp.	149,353	706,440
PNC Financial Services Group, Inc.	66,401	4,733,727
Regions Financial Corp.	135,185	1,281,554
SunTrust Banks, Inc.	70,326	2,887,586
U.S. Bancorp	335,003	10,254,442
Wachovia Corp.	411,548	7,107,434
Wells Fargo & Co.	633,828	19,185,974
Zions Bancorp.	23,620	691,357

		56,056,332

Commercial Services & Supplies (0.5%)
Allied Waste Industries, Inc. *	58,807	711,565
Avery Dennison Corp.	18,216	801,686
Cintas Corp.	26,401	750,844
Equifax, Inc.	23,851	836,932
Monster Worldwide, Inc. *	23,631	419,214
Pitney Bowes, Inc.	40,196	1,273,811
Robert Half International, Inc.	30,006	758,852
RR Donnelley & Sons Co.	38,306	1,022,770
Waste Management, Inc.	94,913	3,373,208

		9,948,882

Communications Equipment (2.5%)
Ciena Corp. *	18,058	373,259
Cisco Systems, Inc. *	1,133,609	24,928,062
Corning, Inc.	301,222	6,027,452
JDS Uniphase Corp. *	43,394	474,296
Juniper Networks, Inc. *	101,500	2,642,045
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Communications Equipment (continued)
Motorola, Inc.	423,328	$3,657,554
QUALCOMM, Inc.	311,178	17,220,591
Tellabs, Inc. *	80,152	411,981

		55,735,240

Computers & Peripherals (4.7%)
Apple, Inc. *	169,174	26,890,207
Dell, Inc. *	388,758	9,551,784
EMC Corp. *	398,087	5,975,286
Hewlett-Packard Co.	473,290	21,203,392
International Business Machines Corp.	263,610	33,736,808
Lexmark International, Inc., Class A *	19,601	687,603
NetApp, Inc. *	66,684	1,703,776
QLogic Corp. *	26,690	502,840
SanDisk Corp. *	44,000	620,400
Sun Microsystems, Inc. *	151,520	1,610,657
Teradata Corp. *	35,700	836,094

		103,318,847

Construction & Engineering (0.2%)
Fluor Corp.	34,170	2,779,729
Jacobs Engineering Group, Inc. *	23,100	1,786,554

		4,566,283

Construction Materials (0.1%)
Vulcan Materials Co.	21,276	1,365,706

Consumer Finance (0.8%)
American Express Co.	222,957	8,276,164
Capital One Financial Corp.	72,986	3,055,194
Discover Financial Services	92,621	1,356,897
MasterCard, Inc., Class A	14,400	3,515,760
SLM Corp. *	86,222	1,476,983

		17,680,998

Containers & Packaging (0.1%)
Ball Corp.	19,630	875,105
Bemis Co., Inc.	19,196	540,559
Pactiv Corp. *	21,436	516,822
Sealed Air Corp.	29,694	644,360

		2,576,846

Distributor (0.1%)
Genuine Parts Co.	30,816	1,236,030

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A *	25,226	1,571,327
H&R Block, Inc.	59,272	1,442,088

		3,013,415

Diversified Financial Services (3.9%)
Bank of America Corp.	872,998	28,721,640
CIT Group, Inc.	59,000	500,320
Citigroup, Inc.	1,044,788	19,527,088
CME Group, Inc.	10,258	3,694,213
IntercontinentalExchange, Inc. *	13,400	1,337,320
JPMorgan Chase & Co.	662,709	26,925,867
Leucadia National Corp.	32,300	1,446,071
Moody’s Corp.	39,502	1,375,065
NYSE Euronext	50,500	2,385,620

		85,913,204

Diversified Telecommunication Services (2.7%)
AT&T, Inc. (a)	1,140,113	35,126,882
CenturyTel, Inc.	20,776	772,659

	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (continued)
Embarq Corp.	28,035	$1,283,162
Frontier Communications Corp.	63,736	736,788
Qwest Communications International, Inc.	295,030	1,129,965
Verizon Communications, Inc.	547,080	18,622,603
Windstream Corp.	79,782	951,002

		58,623,061

Electric Utility (2.1%)
Allegheny Energy, Inc.	29,996	1,451,806
American Electric Power Co., Inc.	78,297	3,092,731
Duke Energy Corp.	235,981	4,148,546
Edison International	60,232	2,911,615
Entergy Corp.	37,376	3,996,242
Exelon Corp.	126,198	9,921,687
FirstEnergy Corp.	58,900	4,332,095
FPL Group, Inc.	77,132	4,977,328
Pepco Holdings, Inc.	38,200	952,708
Pinnacle West Capital Corp.	21,525	722,594
PPL Corp.	72,162	3,388,728
Progress Energy, Inc.	47,351	2,003,421
Southern Co.	148,049	5,239,454

		47,138,955

Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A	33,360	1,406,791
Emerson Electric Co.	148,764	7,244,807
Rockwell Automation, Inc.	28,276	1,258,565

		9,910,163

Electronic Equipment & Instruments (0.3%)
Agilent Technologies, Inc. *	69,076	2,490,881
Jabil Circuit, Inc.	35,941	584,401
Molex, Inc.	27,321	670,184
Tyco Electronics Ltd.	91,475	3,031,481

		6,776,947

Energy Equipment & Services (3.2%)
Baker Hughes, Inc.	59,447	4,928,751
BJ Services Co.	58,692	1,725,545
Cameron International Corp. *	42,000	2,005,920
ENSCO International, Inc.	28,800	1,991,232
Halliburton Co.	167,924	7,526,354
Nabors Industries Ltd. *	55,954	2,040,083
National Oilwell Varco, Inc. *	78,788	6,195,100
Noble Corp.	51,962	2,695,269
Rowan Cos., Inc.	22,586	898,923
Schlumberger Ltd.	228,936	23,259,897
Smith International, Inc.	38,400	2,856,192
Transocean, Inc. *	61,352	8,345,712
Weatherford International Ltd. *	131,000	4,942,630

		69,411,608

Food & Staples Retailing (2.7%)
Costco Wholesale Corp.	83,557	5,237,353
CVS Caremark Corp.	274,299	10,011,913
Kroger Co. (The)	127,909	3,617,267
Safeway, Inc.	80,882	2,161,167
SUPERVALU, Inc.	38,479	985,832
SYSCO Corp.	111,533	3,163,076
Wal-Mart Stores, Inc.	446,582	26,178,637
Walgreen Co.	190,825	6,552,930
Whole Foods Market, Inc.	29,400	651,798

		58,559,973

See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Food Products (1.6%)
Archer-Daniels-Midland Co.	124,743	$3,571,392
Campbell Soup Co.	39,632	1,441,812
ConAgra Foods, Inc.	84,828	1,839,071
Dean Foods Co. *	25,700	547,410
General Mills, Inc.	64,762	4,170,025
H.J. Heinz Co.	62,357	3,141,546
Hershey Co. (The)	34,122	1,254,666
Kellogg Co.	49,342	2,618,087
Kraft Foods, Inc., Class A	291,967	9,290,390
McCormick & Co., Inc., Non-Voting Shares	24,146	968,255
Sara Lee Corp.	136,099	1,859,112
Tyson Foods, Inc., Class A	47,300	704,770
WM. Wrigley Jr. Co.	41,145	3,248,809

		34,655,345

Health Care Equipment & Supplies (2.1%)
Baxter International, Inc.	120,873	8,293,097
Becton, Dickinson & Co.	46,586	3,955,617
Boston Scientific Corp. *	252,518	3,002,439
C.R. Bard, Inc.	19,086	1,771,944
Covidien Ltd.	93,675	4,612,557
Hospira, Inc. *	28,746	1,096,947
Intuitive Surgical, Inc. *	7,608	2,368,294
Medtronic, Inc.	216,106	11,416,880
St. Jude Medical, Inc. *	65,622	3,056,673
Stryker Corp.	45,477	2,919,169
Varian Medical Systems, Inc. *	24,800	1,488,000
Zimmer Holdings, Inc. *	43,146	2,973,191

		46,954,808

Health Care Providers & Services (1.9%)
Aetna, Inc.	92,584	3,796,870
AmerisourceBergen Corp.	31,252	1,308,521
Cardinal Health, Inc.	66,597	3,578,257
CIGNA Corp.	53,983	1,998,451
Coventry Health Care, Inc. *	29,500	1,043,415
DaVita, Inc. *	21,200	1,184,020
Express Scripts, Inc. *	48,540	3,424,012
Humana, Inc. *	31,161	1,368,279
Laboratory Corp. of America Holdings *	21,400	1,446,212
McKesson Corp.	53,147	2,975,701
Medco Health Solutions, Inc. *	96,852	4,801,922
Patterson Cos., Inc. *	25,000	780,750
Quest Diagnostics, Inc.	31,172	1,657,103
Tenet Healthcare Corp. *	84,387	488,601
UnitedHealth Group, Inc.	234,418	6,582,457
WellPoint, Inc. *	100,502	5,271,330

		41,705,901

Health Care Technology (0.0%)
IMS Health, Inc.	35,474	741,407

Hotels, Restaurants & Leisure (1.3%)
Carnival Corp.	83,163	3,072,041
Darden Restaurants, Inc.	26,776	872,094
International Game Technology	59,632	1,294,611
Marriott International, Inc., Class A	59,262	1,535,479
McDonald’s Corp.	218,041	13,036,671
Starbucks Corp. *	140,824	2,068,705
Starwood Hotels & Resorts Worldwide, Inc.	36,324	1,245,550
Wendy’s International, Inc.	19,336	443,761
Wyndham Worldwide Corp.	36,329	651,742

	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	90,662	$3,247,513

		27,468,167

Household Durables (0.4%)
Black & Decker Corp.	10,865	652,117
Centex Corp.	24,781	363,785
D.R. Horton, Inc.	49,800	553,776
Fortune Brands, Inc.	27,686	1,586,685
Harman International Industries, Inc.	11,500	473,455
KB Home	15,730	276,691
Leggett & Platt, Inc.	32,901	641,570
Lennar Corp., Class A	28,167	340,821
Newell Rubbermaid, Inc.	48,342	799,093
Pulte Homes, Inc.	41,482	506,495
Snap-on, Inc.	10,670	600,614
Stanley Works (The)	13,180	586,246
Whirlpool Corp.	14,717	1,114,077

		8,495,425

Household Products (2.4%)
Clorox Co.	26,986	1,470,737
Colgate-Palmolive Co.	97,908	7,271,627
Kimberly-Clark Corp.	80,787	4,671,912
Procter & Gamble Co.	585,903	38,364,929

		51,779,205

Independent Power Producers & Energy Traders (0.3%)
AES Corp. (The) *	123,593	1,994,791
Constellation Energy Group, Inc.	35,386	2,942,700
Dynegy, Inc., Class A *	90,603	609,758

		5,547,249

Industrial Conglomerates (3.2%)
3M Co.	135,589	9,544,110
General Electric Co.	1,912,832	54,114,017
Textron, Inc.	45,892	1,994,925
Tyco International Ltd.	92,175	4,107,318

		69,760,370

Information Technology Services (0.9%)
Affiliated Computer Services, Inc., Class A *	19,841	956,336
Automatic Data Processing, Inc.	96,778	4,133,388
Cognizant Technology Solutions Corp., Class A *	56,000	1,571,920
Computer Sciences Corp. *	29,181	1,382,304
Convergys Corp. *	24,982	317,272
Electronic Data Systems Corp.	93,812	2,327,476
Fidelity National Information Services, Inc.	30,700	581,765
Fiserv, Inc. *	29,266	1,399,500
Paychex, Inc.	62,252	2,049,336
Total System Services, Inc.	37,800	740,124
Unisys Corp. *	60,862	224,581
Western Union Co. (The)	142,852	3,948,429

		19,632,431

Insurance (3.3%)
Aflac, Inc.	89,413	4,972,257
Allstate Corp. (The)	106,314	4,913,833
American International Group, Inc.	515,966	13,440,914
AON Corp.	55,627	2,547,717
Assurant, Inc.	19,500	1,172,340
Chubb Corp.	69,962	3,360,974
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Insurance (continued)
Cincinnati Financial Corp.	31,889	$887,790
Genworth Financial, Inc., Class A	83,400	1,331,898
Hartford Financial Services Group, Inc. (The)	60,771	3,852,274
Lincoln National Corp.	49,856	2,378,131
Loews Corp.	71,213	3,173,251
Marsh & McLennan Cos., Inc.	98,093	2,771,127
MBIA, Inc.	33,976	201,478
MetLife, Inc.	136,879	6,949,347
Principal Financial Group, Inc.	47,007	1,998,268
Progressive Corp. (The)	133,800	2,709,450
Prudential Financial, Inc.	84,143	5,803,343
Safeco Corp.	18,251	1,207,486
Torchmark Corp.	17,431	1,011,869
Travelers Cos., Inc.	115,515	5,096,522
Unum Group	63,849	1,542,592
XL Capital Ltd., Class A	59,146	1,058,122

		72,380,983

Internet & Catalog Retail (0.3%)
Amazon.com, Inc. *	59,500	4,542,230
Expedia, Inc. *	40,200	786,714
InterActiveCorp *	37,200	649,512

		5,978,456

Internet Software & Services (1.5%)
Akamai Technologies, Inc. *	32,600	760,884
eBay, Inc. *	210,976	5,310,266
Google, Inc., Class A *	44,610	21,133,987
VeriSign, Inc. *	38,700	1,259,298
Yahoo!, Inc. *	264,848	5,267,827

		33,732,262

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.	56,446	826,370
Hasbro, Inc.	26,921	1,042,381
Mattel, Inc.	66,423	1,331,781

		3,200,532

Life Sciences Tools & Services (0.4%)
Applied Biosystems, Inc.	33,971	1,254,549
Millipore Corp. *	9,225	648,979
PerkinElmer, Inc.	19,596	570,244
Thermo Fisher Scientific, Inc. *	80,276	4,858,303
Waters Corp. *	19,771	1,343,242

		8,675,317

Machinery (1.8%)
Caterpillar, Inc.	118,364	8,228,665
Cummins, Inc.	37,900	2,514,286
Danaher Corp.	49,247	3,922,524
Deere & Co.	82,992	5,822,719
Dover Corp.	36,456	1,809,311
Eaton Corp.	32,436	2,304,253
Illinois Tool Works, Inc.	73,894	3,461,934
Ingersoll-Rand Co. Ltd., Class A	60,768	2,187,648
ITT Corp.	33,060	2,213,698
Manitowoc Co., Inc. (The)	23,900	630,004
PACCAR, Inc.	69,891	2,939,616
Pall Corp.	21,291	860,582
Parker Hannifin Corp.	32,534	2,006,697
Terex Corp. *	19,100	904,003

		39,805,940

	Shares	Value
Common Stocks (continued)
Media (2.7%)
CBS Corp., Class B	132,037	$2,160,125
Clear Channel Communications, Inc. (b)	95,900	3,452,400
Comcast Corp., Class A	569,762	11,748,492
DIRECTV Group, Inc. (The) *	135,900	3,672,018
Gannett Co., Inc.	42,176	764,229
Interpublic Group of Cos., Inc. *	81,878	719,708
McGraw-Hill Cos., Inc. (The)	59,802	2,432,147
Meredith Corp.	7,835	200,263
New York Times Co. (The), Class A	26,606	334,970
News Corp., Class A	434,500	6,139,485
Omnicom Group, Inc.	62,082	2,650,281
Scripps Networks Interactive, Class A *	17,500	709,450
Time Warner, Inc.	686,743	9,834,160
Viacom, Inc., Class B *	121,037	3,380,563
Walt Disney Co. (The)	366,540	11,124,489
Washington Post Co. (The), Class B	1,222	755,501

		60,078,281

Metals & Mining (1.2%)
AK Steel Holding Corp.	21,800	1,384,300
Alcoa, Inc.	157,026	5,299,628
Allegheny Technologies, Inc.	19,775	935,160
Freeport-McMoRan Copper & Gold, Inc.	73,714	7,131,829
Newmont Mining Corp.	88,332	4,236,403
Nucor Corp.	60,460	3,459,521
Titanium Metals Corp.	17,600	198,176
United States Steel Corp.	22,731	3,645,143

		26,290,160

Multi-Utility (1.1%)
Ameren Corp.	40,956	1,682,882
CenterPoint Energy, Inc.	57,442	905,860
CMS Energy Corp.	44,556	601,506
Consolidated Edison, Inc.	52,826	2,097,192
Dominion Resources, Inc.	108,388	4,788,582
DTE Energy Co.	33,291	1,364,931
Integrys Energy Group, Inc.	13,109	669,345
NiSource, Inc.	46,058	786,671
PG&E Corp.	65,672	2,530,342
Public Service Enterprise Group, Inc.	96,822	4,047,160
Sempra Energy	47,981	2,694,613
TECO Energy, Inc.	44,781	830,688
Xcel Energy, Inc.	76,887	1,542,353

		24,542,125

Multiline Retail (0.7%)
Big Lots, Inc. *	17,551	534,603
Dillard’s, Inc., Class A	13,390	135,373
Family Dollar Stores, Inc.	27,706	645,550
J.C. Penney Co., Inc.	43,081	1,328,187
Kohl’s Corp. *	59,297	2,485,137
Macy’s, Inc.	80,952	1,522,707
Nordstrom, Inc.	34,292	985,552
Sears Holdings Corp. *	13,661	1,106,541
Target Corp.	149,890	6,779,525

		15,523,175

Natural Gas Utility (0.1%)
Nicor, Inc.	7,805	310,795
Questar Corp.	31,900	1,686,872

		1,997,667

See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Office Electronics (0.1%)
Xerox Corp.	172,554	$2,353,636

Oil, Gas & Consumable Fuels (10.5%)
Anadarko Petroleum Corp.	90,176	5,222,092
Apache Corp.	64,224	7,204,006
Cabot Oil & Gas Corp.	19,100	840,591
Chesapeake Energy Corp.	93,000	4,663,950
Chevron Corp.	396,943	33,565,500
ConocoPhillips	296,056	24,164,091
CONSOL Energy, Inc.	35,200	2,618,528
Devon Energy Corp.	85,908	8,151,810
El Paso Corp.	137,913	2,472,780
EOG Resources, Inc.	47,882	4,813,578
Exxon Mobil Corp.	1,013,961	81,552,883
Hess Corp.	53,360	5,410,704
Marathon Oil Corp.	136,224	6,739,001
Massey Energy Co.	15,700	1,165,725
Murphy Oil Corp.	36,700	2,926,091
Noble Energy, Inc.	32,000	2,363,840
Occidental Petroleum Corp.	157,554	12,419,982
Peabody Energy Corp.	52,300	3,538,095
Range Resources Corp.	30,000	1,456,800
Southwestern Energy Co. *	66,700	2,421,877
Spectra Energy Corp.	117,940	3,204,430
Sunoco, Inc.	22,920	930,781
Tesoro Corp.	27,300	421,512
Valero Energy Corp.	101,884	3,403,945
Williams Cos., Inc.	112,838	3,616,458
XTO Energy, Inc.	103,823	4,903,560

		230,192,610

Paper & Forest Products (0.2%)
International Paper Co.	83,358	2,310,684
MeadWestvaco Corp.	33,547	899,395
Weyerhaeuser Co.	42,401	2,266,757

		5,476,836

Personal Products (0.2%)
Avon Products, Inc.	82,717	3,507,201
Estee Lauder Cos., Inc. (The), Class A	22,100	974,610

		4,481,811

Pharmaceuticals (6.1%)
Abbott Laboratories	296,763	16,719,627
Allergan, Inc.	57,432	2,982,444
Barr Pharmaceuticals, Inc. *	19,200	1,266,816
Bristol-Myers Squibb Co.	380,340	8,032,781
Eli Lilly & Co.	190,391	8,969,320
Forest Laboratories, Inc. *	58,732	2,085,573
Johnson & Johnson	540,825	37,030,288
King Pharmaceuticals, Inc. *	44,623	513,611
Merck & Co., Inc.	411,976	13,554,010
Mylan, Inc. *	52,751	684,181
Pfizer, Inc.	1,298,334	24,239,896
Schering-Plough Corp.	307,727	6,486,885
Watson Pharmaceuticals, Inc. *	18,906	546,572
Wyeth	256,372	10,388,193

		133,500,197

Real Estate Investment Trusts (1.2%)
Apartment Investment & Management Co., Class A	17,685	604,296
AvalonBay Communities, Inc.	14,300	1,425,853
Boston Properties, Inc.	23,400	2,250,846

	Shares	Value
Common Stocks (continued)
Real Estate Investment Trusts (continued)
Developers Diversified Realty Corp.	25,000	$799,000
Equity Residential	49,911	2,154,658
General Growth Properties, Inc.	48,600	1,332,126
HCP, Inc.	41,900	1,511,333
Host Hotels & Resorts, Inc.	102,400	1,342,464
Kimco Realty Corp.	45,400	1,602,166
Plum Creek Timber Co., Inc.	32,961	1,605,860
ProLogis	51,851	2,534,477
Public Storage	22,600	1,850,714
Simon Property Group, Inc.	43,401	4,020,235
Vornado Realty Trust	26,000	2,471,820

		25,505,848

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A *	34,600	486,130

Road & Rail (1.2%)
Burlington Northern Santa Fe Corp.	56,552	5,888,760
CSX Corp.	78,712	5,319,357
Norfolk Southern Corp.	72,537	5,216,861
Ryder System, Inc.	11,305	745,678
Union Pacific Corp.	99,532	8,205,418

		25,376,074

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc. *	117,342	494,010
Altera Corp.	58,682	1,288,070
Analog Devices, Inc.	56,557	1,725,554
Applied Materials, Inc.	263,019	4,555,489
Broadcom Corp., Class A *	86,496	2,100,988
Intel Corp.	1,099,238	24,392,091
KLA-Tencor Corp.	33,721	1,267,572
Linear Technology Corp.	45,367	1,408,645
LSI Corp. *	124,482	863,905
MEMC Electronic Materials, Inc. *	44,000	2,033,240
Microchip Technology, Inc.	36,300	1,159,059
Micron Technology, Inc. *	144,968	700,196
National Semiconductor Corp.	42,377	887,798
Novellus Systems, Inc. *	20,121	409,865
NVIDIA Corp. *	107,333	1,227,890
Teradyne, Inc. *	34,401	322,337
Texas Instruments, Inc.	254,759	6,211,025
Xilinx, Inc.	54,522	1,353,781

		52,401,515

Software (3.4%)
Adobe Systems, Inc. *	102,642	4,244,247
Autodesk, Inc. *	43,162	1,376,436
BMC Software, Inc. *	36,856	1,212,194
C.A., Inc.	76,738	1,830,969
Citrix Systems, Inc. *	35,871	955,603
Compuware Corp. *	52,107	573,177
Electronic Arts, Inc. *	61,607	2,660,190
Intuit, Inc. *	62,462	1,707,087
Microsoft Corp.	1,537,089	39,533,929
Novell, Inc. *	65,972	367,464
Oracle Corp. *	761,238	16,389,454
Symantec Corp. *	162,274	3,419,113

		74,269,863

Specialty Retail (1.5%)
Abercrombie & Fitch Co., Class A	17,700	977,394
AutoNation, Inc. *	27,280	281,530
AutoZone, Inc. *	8,810	1,147,855
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide S&P 500 Index Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Specialty Retail (continued)
Bed Bath & Beyond, Inc. *	50,402	$1,402,688
Best Buy Co., Inc.	66,915	2,657,864
GameStop Corp., Class A *	32,300	1,308,473
Gap, Inc. (The)	87,240	1,406,309
Home Depot, Inc.	326,667	7,784,475
Lowe’s Cos., Inc.	276,998	5,628,599
Ltd Brands, Inc.	58,228	960,180
Office Depot, Inc. *	52,662	358,101
RadioShack Corp.	28,571	476,564
Sherwin-Williams Co. (The)	19,486	1,037,629
Staples, Inc.	137,572	3,095,370
Tiffany & Co.	24,586	929,105
TJX Cos., Inc.	82,168	2,769,883

		32,222,019

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc. *	66,100	1,686,211
Jones Apparel Group, Inc.	20,091	336,323
Liz Claiborne, Inc.	19,311	252,395
Nike, Inc., Class B	73,272	4,299,601
Polo Ralph Lauren Corp.	11,400	674,538
V.F. Corp.	16,906	1,210,131

		8,459,199

Thrifts & Mortgage Finance (0.3%)
Fannie Mae	201,575	2,318,113
Freddie Mac	120,838	987,246
Hudson City Bancorp, Inc.	101,100	1,846,086
MGIC Investment Corp.	16,560	105,984
Sovereign Bancorp, Inc.	87,295	831,048
Washington Mutual, Inc.	294,611	1,570,277

		7,658,754

Tobacco (1.6%)
Altria Group, Inc.	403,343	8,208,030
Lorillard, Inc. *	34,600	2,322,006
Philip Morris International, Inc.	404,843	20,910,141
Reynolds American, Inc.	30,390	1,696,674
UST, Inc.	28,881	1,519,429

		34,656,280

Trading Companies & Distributors (0.1%)
W.W. Grainger, Inc.	12,625	1,130,064

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A *	76,700	3,213,730
Sprint Nextel Corp.	548,914	4,468,160

		7,681,890

Total Common Stocks		2,127,222,225

Repurchase Agreements (3.1%)
CS First Boston, 2.03%, dated 07/31/08, due 08/01/08, repurchase price $68,258,978, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 11/01/35-07/20/38; total market value of $69,620,232	$68,255,129	68,255,129

Total Repurchase Agreements		68,255,129

Total Investments (Cost $2,158,468,556) (c) — 100.2%		2,195,477,354
Liabilities in excess of other assets — (0.2)%		(3,651,961)

NET ASSETS — 100.0%		$2,191,825,393

*	Denotes a non-income producing security.

(a)	All or a part of the security was pledged as collateral for futures contracts as of July 31, 2008.

(b)	Fair Valued Security.

(c)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

At July 31, 2008, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

219	S&P 500	09/18/08	$69,373,725	$(3,596,293)

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (95.0%)
Aerospace & Defense (1.8%)
AAR Corp. *(a)	12,668	$217,763
Aerovironment, Inc. *	3,600	117,468
American Science & Engineering, Inc. (b)	2,830	159,952
Argon ST, Inc. *	4,140	102,589
Ascent Solar Technologies, Inc. *	2,800	24,052
Axsys Technologies, Inc. *	2,900	212,976
Ceradyne, Inc. *	8,340	386,559
Cubic Corp.	4,446	118,797
Curtiss-Wright Corp. (a)	14,048	739,487
Ducommun, Inc. *	3,600	98,676
Dyncorp International, Inc., Class A *	7,600	119,624
Esterline Technologies Corp. *	9,261	451,752
Gencorp, Inc. *	18,074	151,460
HEICO Corp.	7,148	248,893
Herley Industries, Inc. *	4,700	74,542
Hexcel Corp. *	30,175	572,721
Ladish Co., Inc. *	4,600	91,080
LMI Aerospace, Inc. *	3,000	55,410
Moog, Inc., Class A *	13,363	593,985
Orbital Sciences Corp. *	18,522	463,235
Stanley, Inc. *	2,400	74,952
Taser International, Inc. *	19,816	99,873
Teledyne Technologies, Inc. *	11,163	702,153
TransDigm Group, Inc. *	10,400	382,824
Triumph Group, Inc.	5,205	275,657

		6,536,480

Air Freight & Logistics (0.4%)
Atlas Air Worldwide Holdings, Inc. *	4,100	197,333
Dynamex, Inc. *	2,760	77,473
Forward Air Corp.	9,191	336,299
HUB Group, Inc., Class A *	11,715	455,245
Pacer International, Inc.	11,024	261,710
Park-Ohio Holdings Corp. *	2,600	45,318

		1,373,378

Airlines (0.5%)
AirTran Holdings, Inc. *(a)	33,219	97,000
Alaska Air Group, Inc. *	11,488	205,405
Allegiant Travel Co. *	4,600	113,528
Hawaiian Holdings, Inc. *	12,000	105,840
JetBlue Airways Corp. *(a)	52,400	276,148
Republic Airways Holdings, Inc. *	10,200	98,022
SkyWest, Inc.	18,458	280,931
UAL Corp.	40,700	338,217
US Airways Group, Inc. *	26,800	135,608

		1,650,699

Auto Components (0.9%)
American Axle & Manufacturing Holdings, Inc.	13,645	80,233
Amerigon, Inc. *	6,700	44,354
ArvinMeritor, Inc.	23,679	327,007
ATC Technology Corp. *	6,736	169,208
Cooper Tire & Rubber Co.	18,668	171,932
Dana Holding Corp. *	30,700	195,866
Dorman Products, Inc. *	3,100	35,619
Drew Industries, Inc. *	6,598	97,650
Exide Technologies *	23,600	372,880
Fuel Systems Solutions, Inc. *	4,000	149,680
Hayes Lemmerz International, Inc. *	32,000	74,560
Lear Corp. *	20,590	296,702
Modine Manufacturing Co.	9,440	164,634

	Shares	Value
Common Stocks (continued)
Auto Components (continued)
Quantum Fuel Systems Technology *	24,400	$43,432
Raser Technologies, Inc. *	13,800	137,310
Sauer-Danfoss, Inc.	2,938	86,230
Spartan Motors, Inc.	9,600	52,032
Stoneridge, Inc. *	3,900	51,363
Superior Industries International, Inc.	7,085	119,666
Tenneco, Inc. *	15,170	218,751
Visteon Corp. *	41,420	118,047
Wonder Auto Technology, Inc. *	5,300	44,838

		3,051,994

Automobiles (0.1%)
Fleetwood Enterprises, Inc. *(b)	20,361	57,622
Winnebago Industries, Inc.	9,153	116,792

		174,414

Beverages (0.1%)
Boston Beer Co., Inc., Class A *	2,755	124,774
Coca-Cola Bottling Co. Consolidated	1,300	43,719
National Beverage Corp. *	1,932	15,050

		183,543

Biotechnology (4.2%)
Acadia Pharmaceuticals, Inc. *	9,700	28,906
Acorda Therapeutics, Inc. *	10,500	344,505
Affymax, Inc. *	3,600	71,172
Alexion Pharmaceuticals, Inc. *	12,069	1,131,469
Alkermes, Inc. *	30,257	476,548
Allos Therapeutics, Inc. *	17,300	166,253
Alnylam Pharmaceuticals, Inc. *	11,300	393,014
Amicus Therapeutics, Inc. *	1,500	23,250
Arena Pharmaceuticals, Inc. *	23,400	158,652
ARIAD, Inc. *	22,014	71,986
Arqule, Inc. *	12,300	46,617
Array BioPharma, Inc. *	14,700	114,807
AVANT Immunotherapeutics, Inc. *	5,100	82,824
Celera Corp. *	24,973	340,881
Cell Genesys, Inc. *	26,617	84,376
Cepheid, Inc. *	17,990	307,989
Cougar Biotechnology, Inc. *	4,600	154,790
Cubist Pharmaceuticals, Inc. *	18,220	412,865
CV Therapeutics, Inc. *	19,244	180,316
Cytokinetics, Inc. *	9,100	48,048
Cytori Therapeutics, Inc. *	7,100	50,268
Dendreon Corp. *	29,478	174,510
Dyax Corp. *	16,500	71,115
Emergent Biosolutions, Inc. *	4,800	64,656
Enzon Pharmaceuticals, Inc. *	14,105	115,379
Genomic Health, Inc. *	4,100	88,314
Geron Corp. *	24,617	109,792
GTx, Inc. *	5,200	96,928
Halozyme Therapeutics, Inc. *	19,200	153,792
Human Genome Sciences, Inc. *	43,865	290,825
Idenix Pharmaceuticals, Inc. *	7,915	65,615
Idera Pharmaceuticals, Inc. *	6,200	91,698
ImmunoGen, Inc. *	15,500	71,300
Immunomedics, Inc. *	20,600	47,380
Incyte Corp. *	21,529	199,359
Indevus Pharmaceuticals, Inc. *	19,000	34,770
InterMune, Inc. *	10,383	178,380
Isis Pharmaceuticals, Inc. *	28,580	489,575
Lexicon Pharmaceuticals, Inc. *	23,600	58,056
Ligand Pharmaceuticals, Inc., Class B *	23,300	77,589
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Biotechnology (continued)
MannKind Corp. *	15,200	$55,176
Marshall Edwards, Inc. *	4,400	8,844
Martek Biosciences Corp. *	10,605	398,854
Maxygen, Inc. *	7,809	37,874
Medarex, Inc. *	39,842	393,639
Metabolix, Inc. *	6,500	81,315
Molecular Insight Pharmaceuticals, Inc. *	6,300	53,172
Momenta Pharmaceuticals, Inc. *	7,200	119,376
Myriad Genetics, Inc. *	13,844	920,626
Nabi Biopharmaceuticals *	18,051	96,934
Nanosphere, Inc. *	3,600	35,604
Neurocrine Biosciences, Inc. *	12,135	56,306
Novavax, Inc. *	18,900	47,628
NPS Pharmaceuticals, Inc. *	16,300	87,205
Omrix Biopharmaceuticals, Inc. *	4,500	83,700
Onyx Pharmaceuticals, Inc. *	17,540	710,370
Opko Health, Inc. *	12,900	23,994
Orexigen Therapeutics, Inc. *	6,700	58,625
OSI Pharmaceuticals, Inc. *	17,700	931,551
Osiris Therapeutics, Inc. *	4,000	63,360
PDL BioPharma, Inc.	38,200	426,694
Pharmasset, Inc. *	5,200	107,536
Progenics Pharmaceuticals, Inc. *	8,400	138,600
Protalix BioTherapeutics, Inc. *	3,450	9,073
Regeneron Pharmaceuticals, Inc. *	18,977	415,406
Repligen Corp. *	11,000	58,630
Rexahn Pharmaceuticals, Inc. *	8,200	11,562
Rigel Pharmaceuticals, Inc. *	11,574	294,443
Sangamo BioSciences, Inc. *	12,200	133,590
Savient Pharmaceuticals, Inc. *	17,152	455,900
Seattle Genetics, Inc. *	18,700	212,432
Synta Pharmaceuticals Corp. *	6,200	48,794
Targacept, Inc. *	5,200	47,216
Tercica, Inc. *	5,900	52,156
Theravance, Inc. *	16,800	268,464
United Therapeutics Corp. *	6,912	783,752
XOMA Ltd. *	41,900	96,370
Zymogenetics, Inc. *(a)	11,754	101,084

		15,094,424

Building Products (0.6%)
AAON, Inc.	3,550	67,486
American Woodmark Corp.	3,435	81,032
Ameron International Corp.	2,900	374,941
Apogee Enterprises, Inc.	9,150	158,112
Builders FirstSource, Inc. *	4,800	20,976
China Architectural Engineering, Inc. *	6,600	54,582
Gibraltar Industries, Inc.	8,878	140,361
Griffon Corp. *	9,560	96,078
Insteel Industries, Inc.	5,500	97,185
NCI Building Systems, Inc. *	6,194	232,027
Quanex Building Products Corp.	11,775	181,335
Simpson Manufacturing Co., Inc.	11,618	278,948
Trex Co., Inc. *	4,800	80,832
Universal Forest Products, Inc.	5,206	140,562

		2,004,457

Capital Markets (1.6%)
Apollo Investment Corp.	45,582	726,121
Ares Capital Corp.	31,549	360,605
BGC Partners, Inc., Class A *	8,911	63,268

	Shares	Value
Common Stocks (continued)
Capital Markets (continued)
BlackRock Kelso Capital Corp.	2,886	$28,167
Broadpoint Securities Group, Inc. *	6,200	15,686
Calamos Asset Management, Inc., Class A	6,400	130,944
Capital Southwest Corp.	815	106,268
Cohen & Steers, Inc.	5,350	133,857
Diamond Hill Investment Group, Inc. *	600	55,338
Epoch Holding Corp.	3,200	37,824
Evercore Partners, Inc., Class A	2,800	36,568
FBR Capital Markets Corp. *	7,500	42,900
FCStone Group, Inc. *	7,200	138,672
GAMCO Investors, Inc., Class A	2,568	114,841
GFI Group, Inc.	21,640	218,348
Gladstone Capital Corp.	5,628	92,918
Gladstone Investment Corp.	8,000	63,200
Greenhill & Co., Inc.	5,400	331,722
Harris & Harris Group, Inc. *	8,300	56,191
Hercules Technology Growth Capital, Inc.	10,000	99,500
International Assets Holding Corp. *	1,200	39,660
KBW, Inc. *	8,300	219,286
Knight Capital Group, Inc., Class A *	29,775	488,012
Kohlberg Capital Corp.	4,700	42,347
LaBranche & Co., Inc. *	16,206	111,984
Ladenburg Thalmann Financial Services, Inc. *	26,000	45,500
MCG Capital Corp.	21,598	103,238
MVC Capital, Inc.	7,700	108,416
NGP Capital Resources Co.	5,963	96,899
optionsXpress Holdings, Inc.	13,700	339,897
Patriot Capital Funding, Inc.	6,500	45,825
PennantPark Investment Corp.	6,619	45,936
Penson Worldwide, Inc. *	5,800	106,836
Piper Jaffray Cos. *	5,579	198,055
Prospect Capital Corp.	7,400	97,680
Pzena Investment Management, Inc., Class A	1,200	11,148
Riskmetrics Group, Inc. *	6,200	111,724
Sanders Morris Harris Group, Inc.	4,453	34,511
Stifel Financial Corp. *	7,649	322,099
SWS Group, Inc.	8,025	151,833
Thomas Weisel Partners Group, Inc. *	6,130	34,512
TradeStation Group, Inc. *	10,700	115,346
US Global Investors, Inc., Class A	3,500	52,465
Westwood Holdings Group, Inc.	1,600	74,368

		5,850,515

Chemicals (2.2%)
A. Schulman, Inc.	8,608	199,964
American Vanguard Corp.	5,033	65,832
Arch Chemicals, Inc.	7,750	248,775
Balchem Corp.	5,065	127,891
Calgon Carbon Corp. *(b)	13,248	251,712
Ferro Corp.	14,217	309,362
Flotek Industries, Inc. *	7,200	132,336
GenTek, Inc. *	2,400	69,264
H.B. Fuller Co.	15,900	397,500
Hercules, Inc.	35,568	713,138
ICO, Inc. *	9,600	46,656
Innophos Holdings, Inc.	3,400	99,858
Innospec, Inc.	7,344	130,283
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Chemicals (continued)
Koppers Holdings, Inc.	6,700	$289,507
Landec Corp. *	6,900	61,272
LSB Industries, Inc. *	5,800	128,006
Minerals Technologies, Inc.	6,035	389,318
N.L. Industries, Inc. (b)	2,128	21,216
NewMarket Corp.	4,275	264,024
O.M. Group, Inc. *	9,800	329,280
Olin Corp.	22,998	683,961
Penford Corp.	4,000	57,280
PolyOne Corp. *	28,388	212,910
Quaker Chemical Corp.	3,500	104,580
Rockwood Holdings, Inc. *	13,100	499,765
Sensient Technologies Corp.	15,254	474,704
ShengdaTech, Inc. *	8,500	82,790
Solutia, Inc. *	19,000	290,130
Spartech Corp.	9,388	94,913
Stepan Co.	2,000	114,720
W.R. Grace & Co. *	22,700	584,979
Westlake Chemical Corp.	5,800	101,558
Zep, Inc.	6,575	112,235
Zoltek Cos., Inc. *	8,900	198,648

		7,888,367

Commercial Banks (5.3%)
1st Source Corp.	4,040	94,294
Amcore Financial, Inc.	6,986	42,894
Ameris Bancorp	3,428	36,782
Ames National Corp.	1,900	43,928
Arrow Financial Corp.	3,300	75,438
Bancfirst Corp.	2,000	94,500
Banco Latinoamericano de Exportaciones SA	8,400	154,056
BancTrust Financial Group, Inc.	6,500	48,750
Bank of the Ozarks, Inc.	3,316	67,978
Banner Corp.	4,887	46,573
Boston Private Financial Holdings, Inc.	15,665	122,657
Bryn Mawr Bank Corp.	2,000	48,120
Camden National Corp.	2,800	86,408
Capital City Bank Group, Inc. (b)	3,137	74,504
Capitol Bancorp Ltd.	4,485	59,606
Cardinal Financial Corp.	8,700	73,863
Cascade Bancorp (b)	7,118	53,171
Cathay General Bancorp	15,613	248,871
Centerstate Banks of Florida, Inc.	3,500	49,455
Central Pacific Financial Corp.	9,105	100,792
Chemical Financial Corp.	7,571	201,161
Citizens & Northern Corp.	3,300	77,715
Citizens Republic Bancorp, Inc.	27,001	90,453
City Bank	4,355	41,329
City Holding Co.	5,062	225,158
CoBiz Financial, Inc.	5,474	52,605
Colonial BancGroup, Inc. (The)	65,300	434,898
Columbia Banking System, Inc.	5,709	86,263
Community Bank System, Inc.	9,509	224,412
Community Trust Bancorp, Inc.	4,711	145,193
CVB Financial Corp. (b)	20,340	230,249
East West Bancorp, Inc.	19,200	228,672
Enterprise Financial Services Corp.	2,800	58,772
Farmers Capital Bank Corp.	2,400	72,456
Financial Institutions, Inc.	4,000	73,960
First Bancorp North Carolina	3,664	58,477
First Bancorp Puerto Rico	23,110	202,213

	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
First Bancorp, Inc.	2,500	$45,825
First Commonwealth Financial Corp. (b)	22,566	257,252
First Community Bancshares, Inc.	2,820	101,041
First Financial Bancorp	12,746	144,030
First Financial Bankshares, Inc.	6,774	310,859
First Financial Corp.	3,594	134,272
First Merchants Corp.	5,655	118,755
First Midwest Bancorp, Inc.	15,152	311,071
First South Bancorp, Inc.	1,960	37,240
FirstMerit Corp.	26,100	513,648
FNB Corp.	27,923	316,370
Frontier Financial Corp. (b)	15,814	182,652
Glacier Bancorp, Inc.	17,663	382,757
Green Bankshares, Inc.	3,700	50,986
Guaranty Bancorp *	15,000	79,500
Hancock Holding Co.	8,092	363,250
Hanmi Financial Corp.	12,028	63,748
Harleysville National Corp. (b)	9,875	141,904
Heartland Financial USA, Inc.	3,450	70,829
Heritage Commerce Corp.	3,300	34,485
Home Bancshares, Inc.	3,200	83,488
IBERIABANK Corp.	4,325	222,651
Independent Bank Corp.	5,110	133,678
Integra Bank Corp.	6,698	52,043
International Bancshares Corp.	16,020	394,092
Investors Bancorp, Inc. *	13,900	211,419
Lakeland Bancorp, Inc.	5,036	57,964
Lakeland Financial Corp.	3,800	78,280
MainSource Financial Group, Inc.	5,037	89,910
MB Financial, Inc.	11,381	281,452
Midwest Banc Holdings, Inc.	5,840	32,529
Nara Bancorp, Inc.	7,254	76,022
National Penn Bancshares, Inc.	25,871	347,448
NBT Bancorp, Inc.	9,874	244,776
Northfield Bancorp, Inc. *	4,800	55,536
Old National Bancorp	21,540	326,977
Old Second Bancorp, Inc.	4,384	66,724
Oriental Financial Group	8,104	140,766
Pacific Capital Bancorp	14,611	190,966
Pacific Continental Corp.	4,000	45,200
PacWest Bancorp	7,717	143,691
Park National Corp. (b)	3,541	221,773
Peapack-Gladstone Financial Corp.	3,000	81,000
Pennsylvania Commerce Bancorp, Inc. *	2,000	49,080
Peoples Bancorp, Inc.	2,735	49,777
Pinnacle Financial Partners, Inc. *	7,100	178,991
PremierWest Bancorp	7,200	51,768
PrivateBancorp, Inc.	6,202	183,269
Prosperity Bancshares, Inc.	12,770	409,917
Provident Bankshares Corp.	10,523	95,759
Renasant Corp.	5,893	104,365
Republic Bancorp, Inc., Class A	2,368	73,266
S&T Bancorp, Inc.	7,601	254,938
S.Y. Bancorp, Inc.	4,730	122,034
Sandy Spring Bancorp, Inc.	5,156	85,641
Santander BanCorp	342	3,755
SCBT Financial Corp.	2,728	94,798
Seacoast Banking Corp. of Florida (b)	5,125	43,409
Shore Bancshares, Inc.	3,100	68,913
Sierra Bancorp	2,300	43,401
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Signature Bank *	9,713	$285,854
Simmons First National Corp., Class A	4,343	129,204
Smithtown Bancorp, Inc.	3,600	68,184
South Financial Group, Inc. (The)	23,000	138,690
Southside Bancshares, Inc. (b)	3,839	76,120
Southwest Bancorp, Inc.	4,600	64,124
State Bancorp, Inc.	5,100	64,719
StellarOne Corp.	7,700	130,053
Sterling Bancorp	6,426	90,221
Sterling Bancshares, Inc.	23,142	224,940
Sterling Financial Corp.	14,924	111,632
Suffolk Bancorp	3,183	102,015
Sun Bancorp, Inc. *	3,882	42,314
Susquehanna Bancshares, Inc.	27,833	398,572
SVB Financial Group *	9,045	520,902
Texas Capital Bancshares, Inc. *	7,520	121,448
Tompkins Financial Corp.	2,062	88,068
TowneBank	6,300	111,069
Trico Bancshares	4,024	60,682
Trustmark Corp.	16,120	291,127
UCBH Holdings, Inc.	32,475	146,462
UMB Financial Corp.	9,770	538,034
Umpqua Holdings Corp.	18,978	257,721
Union Bankshares Corp.	3,595	78,515
United Bankshares, Inc.	11,965	301,398
United Community Banks, Inc.	12,476	132,869
United Security Bancshares	2,700	41,094
Univest Corp. of Pennsylvania	3,580	94,870
W Holding Co., Inc. (b)	33,780	27,024
Washington Trust Bancorp, Inc.	3,640	86,923
WesBanco, Inc.	8,900	202,831
West Bancorp, Inc.	6,500	76,570
West Coast Bancorp	5,000	55,050
Westamerica Bancorp	8,812	458,224
Western Alliance Bancorp *	4,900	49,196
Wilshire Bancorp, Inc.	4,996	61,551
Wintrust Financial Corp.	7,497	154,813
Yadkin Valley Financial Corp.	4,300	66,177

		19,227,826

Commercial Services & Supplies (4.2%)
ABM Industries, Inc.	14,178	339,280
ACCO Brands Corp. *	15,900	136,263
Administaff, Inc.	6,819	195,773
Advisory Board Co. (The) *	5,500	210,925
American Ecology Corp.	5,000	157,550
American Reprographics Co. *	11,300	180,913
AMREP Corp.	500	24,700
Angelica Corp.	2,200	48,268
Bowne & Co., Inc.	8,688	112,336
Casella Waste Systems, Inc., Class A *	7,137	92,210
CBIZ, Inc. *	14,043	115,012
CDI Corp.	4,221	86,868
Cenveo, Inc. *	16,450	151,998
China Direct, Inc. *	2,900	21,953
Clean Harbors, Inc. *	6,200	483,848
Comfort Systems U.S.A., Inc.	12,675	168,070
COMSYS IT Partners, Inc. *	4,590	47,048
Consolidated Graphics, Inc. *	3,314	111,019
Cornell Cos., Inc. *	3,400	88,570
CoStar Group, Inc. *	6,365	317,550

	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (continued)
Courier Corp.	2,550	$43,299
CRA International, Inc. *	3,531	132,872
Deluxe Corp.	16,700	238,810
Duff & Phelps Corp., Class A *	2,700	46,413
EnergySolutions, Inc.	10,400	213,304
EnerNOC, Inc. *	3,400	54,876
Ennis, Inc.	7,600	117,420
Exponent, Inc. *	4,700	143,538
First Advantage Corp., Class A *	3,636	55,122
Fuel Tech, Inc. *	5,600	103,768
G & K Services, Inc., Class A	6,222	211,797
Geo Group, Inc. (The) *	16,344	392,910
GeoEye, Inc. *	5,500	119,075
Healthcare Services Group	13,550	225,065
Heidrick & Struggles International, Inc.	5,455	154,704
Herman Miller, Inc.	17,900	467,906
Hill International, Inc. *	7,200	122,040
HNI Corp.	14,500	313,925
Hudson Highland Group, Inc. *	7,850	69,943
Huron Consulting Group, Inc. *	6,100	318,176
ICF International, Inc. *	2,500	47,350
ICT Group, Inc. *	2,200	17,644
IKON Office Solutions, Inc.	26,120	373,516
Innerworkings, Inc. *	10,500	122,430
Interface, Inc., Class A	16,855	199,732
Kelly Services, Inc., Class A	8,640	159,062
Kforce, Inc. *	9,175	90,649
Kimball International, Inc., Class B	10,948	117,253
Knoll, Inc.	14,500	223,880
Korn/Ferry International *	14,479	253,382
Layne Christensen Co. *	5,940	271,280
Learning Tree International, Inc. *	3,200	51,008
LECG Corp. *	8,300	68,807
M & F Worldwide Corp. *	4,000	151,800
McGrath Rentcorp	7,506	216,023
Metalico, Inc. *	8,000	123,200
Mine Safety Appliances Co.	9,687	320,058
Mobile Mini, Inc. *	10,929	218,361
Multi-Color Corp.	2,650	53,530
Navigant Consulting, Inc. *	15,569	287,715
Odyssey Marine Exploration, Inc. *	13,600	59,296
On Assignment, Inc. *	11,000	93,830
PeopleSupport, Inc. *	6,800	63,104
PHH Corp. *	17,520	271,385
Pike Electric Corp. *	4,800	85,440
PRG-Schultz International Inc. *	5,300	53,689
Protection One, Inc. *	700	5,180
Resources Connection, Inc.	14,655	339,117
Rollins, Inc.	13,191	225,302
RSC Holdings, Inc. *	14,700	140,091
Schawk, Inc.	4,045	52,302
School Specialty, Inc. *	6,308	210,119
Spherion Corp. *	17,467	85,414
Standard Parking Corp. *	2,800	60,368
Standard Register Co. (The)	5,851	51,664
Team, Inc. *	6,000	219,060
TeleTech Holdings, Inc. *	12,411	168,790
TETRA Technology, Inc. *	18,507	531,706
TrueBlue, Inc. *	14,069	212,442
United Stationers, Inc. *	7,601	291,346
Viad Corp.	6,285	191,567
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (continued)
Volt Information Sciences, Inc. *	3,957	$54,884
VSE Corp.	1,500	58,830
Waste Connections, Inc. *	21,034	765,427
Waste Services, Inc. *	6,099	57,758
Watson Wyatt Worldwide, Inc., Class A	13,385	775,527

		15,125,435

Communications Equipment (2.5%)
3Com Corp. *	129,990	244,381
Acme Packet, Inc. *	8,100	39,366
ADTRAN, Inc. (a)	16,905	377,996
Airvana, Inc. *	6,900	41,400
Anaren, Inc. *	5,393	51,287
Arris Group, Inc. *	39,369	376,761
Aruba Networks, Inc. *	17,500	102,025
Avanex Corp. *	56,500	36,725
Avocent Corp. *	14,200	337,676
Bel Fuse, Inc., Class B	3,249	92,142
BigBand Networks, Inc. *	11,400	48,678
Black Box Corp.	5,577	165,637
Blue Coat Systems, Inc. *	10,490	152,420
Bookham, Inc. *	34,800	65,424
Cogo Group, Inc. *	8,700	40,194
Comtech Telecommunications Corp. *	7,770	381,740
Digi International, Inc. *	7,000	70,840
Dycom Industries, Inc. *	12,696	201,486
EMS Technologies, Inc. *	4,800	99,408
Emulex Corp. *	26,440	297,979
Extreme Networks, Inc. *	36,762	107,713
Finisar Corp. *	101,980	136,653
Foundry Networks, Inc. *	45,800	798,752
Globecomm Systems, Inc. *	7,100	65,249
Harmonic, Inc. *	30,384	236,691
Harris Stratex Networks, Inc., Class A *	6,950	51,083
Hughes Communications, Inc. *	2,000	87,340
Infinera Corp. *	28,900	325,414
InterDigital, Inc. *	14,350	333,063
Ixia *	12,036	105,435
Loral Space & Communications, Inc. *	2,900	47,937
MRV Communications, Inc. *	41,395	54,227
Netgear, Inc. *	10,830	164,075
Neutral Tandem, Inc. *	5,100	88,128
Nextwave Wireless, Inc. *	16,600	53,784
Oplink Communications, Inc. *	6,556	71,264
Opnext, Inc. *	4,300	23,822
Optium Corp. *	3,600	29,592
Orbcomm, Inc. *	8,300	55,195
ParkerVision, Inc. *	7,800	85,332
PC-Tel, Inc.	7,200	75,096
Plantronics, Inc.	15,741	383,293
Polycom, Inc. *	27,700	653,720
Powerwave Technologies, Inc. *	41,605	170,580
Riverbed Technology, Inc. *	17,100	271,377
Seachange International, Inc. *	9,300	69,006
ShoreTel, Inc. *	14,800	76,368
Sonus Networks, Inc. *	65,650	238,309
Starent Networks Corp. *	9,200	120,520
Sycamore Networks, Inc. *	59,418	206,775
Symmetricom, Inc. *	14,585	70,446

	Shares	Value
Common Stocks (continued)
Communications Equipment (continued)
Tekelec *	21,110	$329,105
UTStarcom, Inc. *	36,025	170,038
ViaSat, Inc. *	8,323	191,679

		9,170,626

Computers & Peripherals (0.9%)
3PAR, Inc. *	9,300	75,981
Adaptec, Inc. *	36,930	134,795
Avid Technology, Inc. *	9,800	216,678
Compellent Technologies, Inc. *	4,900	55,566
Cray, Inc. *	10,400	52,624
Data Domain, Inc. *	10,200	219,912
Electronics for Imaging, Inc. *	16,833	235,830
Hutchinson Technology, Inc. *	7,996	118,661
Hypercom Corp. *	17,830	86,654
Imation Corp.	9,400	179,164
Immersion Corp. *	9,400	66,270
Intermec, Inc. *	19,291	363,057
Intevac, Inc. *	6,900	73,485
Isilon Systems, Inc. *	9,100	43,589
Netezza Corp. *	12,200	158,600
Novatel Wireless, Inc. *	10,004	93,537
Palm, Inc.	34,785	228,885
Presstek, Inc. *	9,700	51,895
Quantum Corp. *	57,902	94,959
Rackable Systems, Inc. *	9,345	118,214
Rimage Corp. *	3,000	45,510
STEC, Inc. *	9,500	95,000
Stratasys, Inc. *	6,500	101,075
Super Micro Computer, Inc. *	7,800	61,698
Synaptics, Inc. *	6,857	330,645

		3,302,284

Construction & Engineering (0.6%)
EMCOR Group, Inc. *	21,320	642,158
Furmanite Corp. *	11,100	101,676
Granite Construction, Inc.	10,305	325,947
Great Lakes Dredge & Dock Corp.	12,200	79,300
Insituform Technologies, Inc., Class A *	8,782	151,841
Integrated Electrical Services, Inc. *	2,800	54,796
Lydall, Inc. *	5,700	88,692
MasTec, Inc. *	12,546	180,035
Michael Baker Corp. *	2,000	58,920
Northwest Pipe Co. *	2,900	168,635
Orion Marine Group, Inc. *	7,200	99,720
Perini Corp. *	8,783	240,303
Sterling Construction Co., Inc. *	3,900	80,457

		2,272,480

Construction Materials (0.2%)
Headwaters, Inc. *	13,744	180,184
Texas Industries, Inc.	7,458	385,578
U.S. Concrete, Inc. *	10,400	42,016
United States Lime & Minerals, Inc. *	500	21,000

		628,778

Consumer Finance (0.4%)
Advance America Cash Advance Centers, Inc.	13,980	76,470
Advanta Corp., Class B	11,532	91,218
Cardtronics, Inc. *	2,500	21,500
Cash America International, Inc.	8,854	373,285
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Consumer Finance (continued)
CompuCredit Corp. *	5,951	$39,277
Credit Acceptance Corp. *	1,468	24,325
Dollar Financial Corp. *	8,000	154,720
EZCORP, Inc., Class A *	12,200	219,356
First Cash Financial Services, Inc. *	6,605	125,957
First Marblehead Corp. (The)	23,600	59,236
Nelnet, Inc., Class A	4,500	48,510
World Acceptance Corp. *	5,334	174,742

		1,408,596

Consumer Goods (0.0%)
China Security & Surveillance Technology, Inc. *	8,200	115,620

Containers & Packaging (0.3%)
AEP Industries, Inc. *	1,700	29,648
Boise, Inc. *	11,300	41,132
BWAY Holding Co. *	2,500	25,050
Graphic Packaging Holding Co. *	44,300	99,675
Myers Industries, Inc.	9,000	100,800
Rock-Tenn Co., Class A	11,933	424,218
Silgan Holdings, Inc.	7,896	417,067

		1,137,590

Distributors (0.1%)
Audiovox Corp., Class A *	4,488	40,975
Core-Mark Holding Co., Inc. *	2,900	78,967
DXP Enterprises, Inc. *	1,300	62,192

		182,134

Diversified Consumer Services (1.0%)
American Public Education, Inc. *	3,600	163,548
Capella Education Co. *	4,400	229,680
Coinstar, Inc. *	8,838	304,823
Corinthian Colleges, Inc. *	26,900	423,675
Jackson Hewitt Tax Service, Inc.	8,700	134,502
K12, Inc. *	1,500	37,920
Lincoln Educational Services Corp. *	300	4,137
Matthews International Corp., Class A	9,832	490,715
Pre-Paid Legal Services, Inc. *	2,750	115,555
Princeton Review, Inc. (The) *	5,100	39,270
Regis Corp.	13,575	379,964
Sotheby’s	21,498	596,354
Steiner Leisure Ltd. *	5,000	154,500
Stewart Enterprises, Inc., Class A	27,072	241,212
thinkorswim Group, Inc. *	16,490	132,415
Universal Technical Institute, Inc. *	6,768	99,354

		3,547,624

Diversified Financial Services (0.4%)
Ampal American Israel, Class A *	4,300	23,951
Asset Acceptance Capital Corp. *	4,745	55,849
Compass Diversified Holdings	8,200	95,366
Encore Capital Group, Inc. *	4,300	52,675
Financial Federal Corp.	8,023	184,930
Interactive Brokers Group, Inc., Class A *	12,900	361,974
MarketAxess Holdings, Inc. *	9,000	87,120
Medallion Financial Corp.	5,400	53,352
NewStar Financial, Inc. *	5,600	30,744
Pico Holdings, Inc. *	5,300	245,178
Portfolio Recovery Associates, Inc. *	4,822	192,253
Primus Guaranty Ltd. *	8,600	33,024

	Shares	Value
Common Stocks (continued)
Diversified Financial Services (continued)
Resource America, Inc., Classs A	3,905	$45,688

		1,462,104

Diversified Telecommunication Services (0.9%)
Alaska Communications Systems Holdings, Inc.	13,700	174,538
Atlantic Tele-Network, Inc.	3,000	91,770
Cbeyond, Inc. *	7,875	135,292
Cincinnati Bell, Inc. *	76,879	299,828
Cogent Communications Group, Inc. *	15,400	185,724
Consolidated Communications Holdings, Inc.	7,198	100,484
FairPoint Communications, Inc.	28,168	195,486
General Communication, Inc., Class A *	15,548	139,466
Global Crossing Ltd. *	8,600	141,986
Globalstar, Inc. *	15,300	42,381
Hungarian Telephone & Cable Corp. *	1,000	23,020
iBasis, Inc.	7,300	28,981
IDT Corp., Class B *	14,335	25,373
Iowa Telecommunications Services, Inc.	10,100	187,254
NTELOS Holdings Corp.	9,360	223,798
PAETEC Holding Corp. *	38,600	227,354
Premiere Global Services, Inc. *	19,275	291,245
Shenandoah Telecommunications Co.	6,883	103,864
tw telecom, Inc. *	46,564	744,093
Vonage Holdings Corp. *	16,200	22,842

		3,384,779

Electric Utility (1.4%)
Allete, Inc.	8,160	347,290
Central Vermont Public Service Corp.	3,200	70,528
Cleco Corp.	19,032	478,274
El Paso Electric Co. *	14,131	291,946
Empire District Electric Co. (The)	10,676	217,897
IDACORP, Inc.	13,914	414,776
ITC Holdings Corp.	15,600	813,072
MGE Energy, Inc.	6,923	243,067
Otter Tail Corp.	9,440	428,010
Portland General Electric Co.	20,200	474,498
UIL Holdings Corp.	8,013	250,647
UniSource Energy Corp.	10,864	331,895
Westar Energy, Inc.	33,500	739,680

		5,101,580

Electrical Equipment (2.6%)
A.O. Smith Corp.	6,309	250,467
Acuity Brands, Inc.	12,751	521,006
Advanced Battery Technologies, Inc. *	14,200	80,088
Akeena Solar, Inc. *	7,600	34,352
American Superconductor Corp. *	13,236	522,690
AZZ, Inc. *	3,600	164,772
Baldor Electric Co.	14,479	493,010
Beacon Power Corp. *	31,200	40,248
Belden, Inc.	13,852	511,416
Brady Corp., Class A	15,789	578,983
Capstone Turbine Corp. *	47,400	145,044
China Bak Battery, Inc. *	10,800	52,596
Coleman Cable, Inc. *	2,500	30,475
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Electrical Equipment (continued)
Encore Wire Corp.	6,046	$110,219
Ener1, Inc. *	10,900	76,736
Energy Conversion Devices, Inc. *	13,985	977,971
EnerSys *	8,885	286,808
Evergreen Solar, Inc. *	40,610	379,297
Franklin Electric Co., Inc.	7,191	298,498
FuelCell Energy, Inc. *	22,443	185,604
Fushi Copperweld, Inc. *	4,800	75,120
GrafTech International Ltd. *	32,616	764,845
Harbin Electric, Inc. *	1,700	25,534
II-VI, Inc. *	7,584	291,681
LaBarge, Inc. *	3,900	57,642
LSI Industries, Inc.	5,775	53,303
Medis Technologies Ltd. *(b)	7,677	26,102
Microvision, Inc. *	19,700	49,447
Orion Energy Systems, Inc. *	2,800	15,260
Plug Power, Inc. *	27,700	66,480
Polypore International, Inc. *	4,500	117,675
Powell Industries, Inc. *	2,469	129,622
Power-One, Inc. *	23,600	50,740
PowerSecure International, Inc. *	6,200	45,942
Preformed Line Products Co.	800	40,872
Regal-Beloit Corp.	10,136	423,178
Superior Essex, Inc. *	6,314	284,256
Ultralife Corp. *	4,500	48,015
Valence Technology, Inc. *	15,000	58,800
Vicor Corp.	4,688	51,099
Woodward Governor Co.	18,500	832,500

		9,248,393

Electronic Equipment & Instruments (2.1%)
Agilysys, Inc.	7,785	93,420
Anixter International, Inc. *	9,485	645,264
Benchmark Electronics, Inc. *	21,865	320,104
Brightpoint, Inc. *	15,760	108,586
Checkpoint Systems, Inc. *	12,508	263,544
Cogent, Inc. *	12,500	126,750
Cognex Corp.	13,279	250,309
Coherent, Inc. *	7,700	265,650
Comverge, Inc. *	7,300	79,570
CPI International, Inc. *	2,200	31,790
CTS Corp.	10,437	134,220
Daktronics, Inc.	10,672	190,495
DTS, Inc. *	5,612	160,447
Echelon Corp. *	9,387	99,033
Electro Scientific Industries, Inc. *	8,954	140,041
Elixir Gaming Technologies, Inc. *	25,300	29,601
Excel Technology, Inc. *	3,619	114,143
FARO Technologies, Inc. *	5,100	120,870
Gerber Scientific, Inc. *	7,400	87,838
ICx Technologies, Inc. *	3,800	28,158
Insight Enterprises, Inc. *	14,862	189,639
IPG Photonics Corp. *	5,900	104,784
Kemet Corp. *	26,606	36,184
L-1 Identity Solutions, Inc. *(a)	20,548	276,782
Littelfuse, Inc. *	6,866	219,437
Maxwell Technologies, Inc. *	6,300	84,861
Measurement Specialties, Inc. *	3,931	67,849
Mercury Computer Systems, Inc. *	7,153	54,649
Methode Electronics, Inc.	12,000	134,280
MTS Systems Corp.	5,556	232,741
Multi-Fineline Electronix, Inc. *	2,700	72,036
Newport Corp. *	11,945	125,303

	Shares	Value
Common Stocks (continued)
Electronic Equipment & Instruments (continued)
OSI Systems, Inc. *(b)	4,676	$98,523
Park Electrochemical Corp.	6,463	163,772
PC Connection, Inc. *	1,900	13,623
Photon Dynamics, Inc. *	6,200	92,380
Plexus Corp. *	13,004	370,614
Radisys Corp. *	7,060	81,755
Rofin-Sinar Technologies, Inc. *	9,384	317,742
Rogers Corp. *	5,853	241,787
Sanmina-SCI Corp. *	171,700	303,909
ScanSource, Inc. *	8,520	261,479
Smart Modular Technologies, Inc. *	14,000	54,740
SYNNEX Corp. *	5,800	135,488
Technitrol, Inc.	12,131	170,077
TTM Technologies, Inc. *	13,471	151,549
Universal Display Corp. *(b)	8,300	112,216
Zygo Corp. *	4,800	51,888

		7,509,920

Energy Equipment & Services (2.4%)
Allis-Chalmers Energy, Inc. *	8,600	132,182
Basic Energy Services, Inc. *	12,900	347,268
Bolt Technology Corp. *	3,000	66,630
Bristow Group, Inc. *	7,200	323,928
Bronco Drilling Co., Inc. *	7,700	134,750
Cal Dive International, Inc. *	13,712	146,856
CARBO Ceramics, Inc.	6,699	366,569
Complete Production Services, Inc. *	15,100	480,784
Dawson Geophysical Co. *	2,400	157,512
Dril-Quip, Inc. *	9,696	524,941
ENGlobal Corp. *	9,000	111,060
Geokinetics, Inc. *	1,700	30,600
Grey Wolf, Inc. *	56,617	483,509
Gulf Island Fabrication, Inc.	3,987	176,823
Gulfmark Offshore, Inc. *	6,740	338,213
Hornbeck Offshore Services, Inc. *	7,510	334,796
ION Geophysical Corp. *	26,586	424,578
Lufkin Industries, Inc.	4,664	416,029
Matrix Service Co. *	8,200	185,074
NATCO Group, Inc., Class A *	6,400	304,960
Natural Gas Services Group, Inc. *	4,000	102,640
Newpark Resources, Inc. *	28,384	207,771
OYO Geospace Corp. *	1,300	61,126
Parker Drilling Co. *	36,412	293,845
PHI, Inc. — Non Voting *	4,300	172,731
Pioneer Drilling Co. *	16,045	254,955
RPC, Inc.	9,151	157,306
SulphCo, Inc. *	15,100	47,263
Superior Well Services, Inc. *	5,400	171,504
T-3 Energy Services, Inc. *	4,000	274,280
Trico Marine Services, Inc. *	3,300	84,216
Union Drilling, Inc. *	4,300	82,818
W-H Energy Services, Inc. *	9,745	891,960
Willbros Group, Inc. *	12,400	465,992

		8,755,469

Food & Staples Retailing (0.9%)
Andersons, Inc. (The)	5,930	269,519
Arden Group, Inc., Class A	268	38,619
Casey’s General Stores, Inc.	16,380	402,948
Great Atlantic & Pacific Tea Co. *	10,956	174,310
Ingles Markets, Inc., Class A	3,952	96,113
Longs Drug Stores Corp.	9,743	455,485
Nash Finch Co.	4,135	163,208
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (continued)
Pantry, Inc. (The) *	7,175	$114,728
PriceSmart, Inc.	4,000	93,800
Ruddick Corp.	13,189	408,331
Spartan Stores, Inc.	6,700	159,393
Susser Holdings Corp. *	3,000	37,020
United Natural Foods, Inc. *	13,872	266,620
Village Super Market, Inc., Class A	800	33,800
Weis Markets, Inc.	3,483	132,319
Winn-Dixie Stores, Inc. *	16,900	268,541

		3,114,754

Food Products (1.5%)
AgFeed Industries, Inc. *	6,700	94,537
Alico, Inc.	900	38,187
American Dairy, Inc. *	1,400	15,694
B&G Foods, Inc., Class A	7,100	63,190
Cal-Maine Foods, Inc.	3,800	144,020
Calavo Growers, Inc.	3,700	41,921
Chiquita Brands International, Inc. *	14,175	217,586
Darling International, Inc. *	25,800	417,444
Diamond Foods, Inc.	5,400	131,328
Farmer Bros Co.	1,500	39,510
Flowers Foods, Inc.	24,294	730,521
Fresh Del Monte Produce, Inc. *	13,600	286,688
Green Mountain Coffee Roasters, Inc. *	5,400	196,290
Griffin Land & Nurseries, Inc.	900	30,591
Hain Celestial Group, Inc. *	13,093	342,251
HQ Sustainable Maritime Industries, Inc. *	2,500	38,650
Imperial Sugar Co.	3,700	51,726
J&J Snack Foods Corp.	4,384	138,841
Lancaster Colony Corp.	6,402	208,129
Lance, Inc.	8,816	162,214
Lifeway Foods, Inc. *	1,200	16,044
Maui Land & Pineapple Co., Inc. *	1,237	35,255
Omega Protein Corp. *	6,200	96,968
Pilgrim’s Pride Corp.	13,400	163,346
Ralcorp Holdings, Inc. *	7,723	416,733
Reddy Ice Holdings, Inc.	5,615	72,041
Sanderson Farms, Inc.	6,159	244,759
Seaboard Corp.	96	172,800
Smart Balance, Inc. *	20,500	151,700
Synutra International, Inc. *	3,200	116,576
Tootsie Roll Industries, Inc.	7,789	203,682
TreeHouse Foods, Inc. *	9,620	260,702
Zhongpin, Inc. *	6,300	73,395

		5,413,319

Health Care Equipment & Supplies (3.4%)
Abaxis, Inc. *	7,100	141,219
ABIOMED, Inc. *(b)	10,011	177,495
Accuray, Inc. *	12,100	103,334
Align Technology, Inc. *	19,592	196,116
Alphatec Holdings, Inc. *	7,000	33,460
American Medical Systems Holdings, Inc. *	23,016	379,074
Analogic Corp.	4,384	320,821
AngioDynamics, Inc. *	8,100	128,628
ArthroCare Corp. *	8,407	177,724
Atrion Corp.	400	44,168
Cantel Medical Corp. *	3,000	27,990
Cardiac Science Corp. *	5,700	50,730

	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
Clinical Data, Inc. *	3,000	$51,300
Conceptus, Inc. *	9,900	168,993
CONMED Corp. *	9,329	283,508
CryoLife, Inc. *	9,300	126,387
Cyberonics, Inc. *	7,539	208,227
Cynosure, Inc., Class A *	2,600	64,272
Datascope Corp.	4,308	201,097
DexCom, Inc. *	7,800	52,416
ev3, Inc. *	21,848	210,833
Exactech, Inc. *	2,500	71,850
Greatbatch, Inc. *	7,220	147,721
Haemonetics Corp. *	7,815	453,739
Hansen Medical, Inc. *	5,200	79,300
I-Flow Corp. *	5,769	59,882
ICU Medical, Inc. *	3,950	112,299
Immucor, Inc. *	22,046	664,246
Insulet Corp. *	6,100	85,095
Integra LifeSciences Holdings Corp. *	5,680	259,349
Invacare Corp.	10,549	248,218
IRIS International, Inc. *	6,200	104,656
Kensey Nash Corp. *	2,182	75,781
Masimo Corp. *	14,500	547,665
Medical Action Industries, Inc. *	3,900	38,766
Mentor Corp.	10,919	270,900
Meridian Bioscience, Inc.	12,575	327,076
Merit Medical Systems, Inc. *	8,132	164,348
Micrus Endovascular Corp. *	4,800	69,792
Natus Medical, Inc. *	9,000	208,890
Neogen Corp. *	4,500	123,615
NuVasive, Inc. *	10,900	612,253
NxStage Medical, Inc. *	6,500	25,740
OraSure Technologies, Inc. *	14,773	61,160
Orthofix International NV *	5,400	128,466
Orthovita, Inc. *	21,000	56,280
Palomar Medical Technologies, Inc. *	5,735	73,351
Quidel Corp. *	8,800	178,288
RTI Biologics, Inc. *	17,700	146,733
Sirona Dental Systems, Inc. *	5,300	131,546
Somanetics Corp. *	4,300	94,256
SonoSite, Inc. *	5,290	173,300
Spectranetics Corp. *	9,800	87,710
Stereotaxis, Inc. *	8,300	59,262
STERIS Corp.	18,690	638,637
SurModics, Inc. *	4,858	204,473
Symmetry Medical, Inc. *	11,200	187,152
Synovis Life Technologies, Inc. *	4,200	86,688
Thoratec Corp. *	17,267	323,929
TomoTherapy, Inc. *	13,700	133,575
TranS1, Inc. *	4,300	39,818
Vision-Sciences, Inc. *	4,500	19,215
Vital Signs, Inc.	2,530	185,070
VNUS Medical Technologies, Inc. *	4,400	89,584
Volcano Corp. *	14,600	221,482
West Pharmaceutical Services, Inc.	10,092	463,425
Wright Medical Group, Inc. *	11,652	366,921
Zoll Medical Corp. *	6,812	214,578

		12,263,872

Health Care Providers & Services (2.9%)
Air Methods Corp. *	3,400	97,478
Alliance Imaging, Inc. *	7,000	66,360
Almost Family, Inc. *	1,700	55,845
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (continued)
Amedisys, Inc. *	8,155	$522,899
AMERIGROUP Corp. *	17,300	439,420
AMN Healthcare Services, Inc. *	10,666	201,587
Amsurg Corp. *	10,278	275,450
Apria Healthcare Group, Inc. *	13,900	267,019
Assisted Living Concepts, Inc., Class A *	17,400	99,876
athenahealth, Inc. *	6,400	193,280
Bio-Reference Laboratories, Inc. *	3,500	90,510
BMP Sunstone Corp. *	7,300	40,369
Capital Senior Living Corp. *	5,900	40,946
CardioNet, Inc. *	1,300	35,828
Centene Corp. *	13,734	306,406
Chemed Corp.	7,545	322,926
Chindex International, Inc. *	3,900	60,489
CorVel Corp. *	2,550	83,512
Cross Country Healthcare, Inc. *	9,885	157,666
Emergency Medical Services Corp., Class A *	2,900	78,358
Emeritus Corp. *	6,000	101,100
Ensign Group, Inc. (The)	3,100	37,200
Five Star Quality Care, Inc. *	11,100	48,729
Genoptix, Inc. *	2,800	81,620
Gentiva Health Services, Inc. *	8,449	215,787
Hanger Orthopedic Group, Inc. *	7,600	129,580
HealthExtras, Inc. *	10,253	307,693
HealthSouth Corp. *	27,000	443,340
HealthSpring, Inc. *	16,000	311,200
Healthways, Inc. *	11,346	288,302
HMS Holdings Corp. *	8,200	204,016
inVentiv Health, Inc. *	10,700	258,512
IPC The Hospitalist Co., Inc. *	1,400	30,170
Kindred Healthcare, Inc. *	8,521	229,811
Landauer, Inc.	2,837	182,504
LHC Group, Inc. *	4,600	128,892
Magellan Health Services, Inc. *	13,060	545,255
MedCath Corp. *	5,375	100,351
Molina Healthcare, Inc. *	4,634	138,279
MWI Veterinary Supply, Inc. *	3,500	122,640
National HealthCare Corp.	2,600	132,314
National Research Corp.	400	13,528
NightHawk Radiology Holdings, Inc. *	6,700	55,945
Odyssey HealthCare, Inc. *	10,523	99,127
Owens & Minor, Inc.	12,492	573,633
PharMerica Corp. *	9,909	234,348
Providence Service Corp. (The) *	3,775	41,147
PSS World Medical, Inc. *	19,591	328,345
Psychiatric Solutions, Inc. *	17,444	610,889
RadNet, Inc. *	7,600	47,120
RehabCare Group, Inc. *	5,660	93,730
Res-Care, Inc. *	7,845	144,034
Skilled Healthcare Group, Inc., Class A *	5,500	80,355
Sun Healthcare Group, Inc. *	13,600	194,344
Sunrise Senior Living, Inc. *	14,173	254,122
Triple-S Management Corp., Class B *	4,400	69,828
U.S. Physical Therapy, Inc. *	4,200	68,586
Universal American Corp. *	12,890	135,216
Virtual Radiologic Corp. *	1,500	13,890

		10,531,706

	Shares	Value
Common Stocks (continued)
Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc. *	18,494	$222,852
Computer Programs & Systems, Inc.	3,060	75,827
Eclipsys Corp. *	17,037	375,666
MedAssets, Inc. *	4,000	60,480
Omnicell, Inc. *	10,100	164,125
Phase Forward, Inc. *	13,300	244,720
TriZetto Group *	13,648	297,663
Vital Images, Inc. *	5,365	81,548

		1,522,881

Hotels, Restaurants & Leisure (2.0%)
AFC Enterprises *	7,975	61,088
Ambassadors Group, Inc.	6,500	101,075
Ameristar Casinos, Inc.	7,192	94,719
Bally Technologies, Inc. *	17,157	545,421
BJ’s Restaurants, Inc. *	5,400	58,590
Bluegreen Corp. *	4,100	47,355
Bob Evans Farms, Inc.	10,159	290,954
Buffalo Wild Wings, Inc. *	5,230	172,224
California Pizza Kitchen, Inc. *	7,620	99,441
CBRL Group, Inc.	6,400	154,688
CEC Entertainment, Inc. *	6,548	228,263
Cheesecake Factory, (The) *	20,100	283,008
Churchill Downs, Inc.	2,800	105,700
CKE Restaurants, Inc.	16,597	203,645
Denny’s Corp. *	30,100	77,658
DineEquity, Inc.	5,460	126,126
Domino’s Pizza, Inc. *	12,660	164,073
Dover Downs Gaming & Entertainment, Inc.	4,443	37,099
Dover Motorsports, Inc.	6,000	26,880
Einstein Noah Restaurant Group, Inc. *	1,100	12,683
Gaylord Entertainment Co. *	13,236	397,609
Great Wolf Resorts, Inc. *	8,500	34,935
Isle of Capri Casinos, Inc. *	5,451	36,195
Jack in the Box, Inc. *	18,640	402,251
Krispy Kreme Doughnuts, Inc. *	19,663	85,141
Landry’s Restaurants, Inc.	4,014	58,484
Life Time Fitness, Inc. *	10,900	324,711
Lodgian, Inc. *	4,820	33,162
Luby’s, Inc. *	7,900	54,984
Marcus Corp.	5,534	88,046
Monarch Casino & Resort, Inc. *	3,030	37,330
Morgans Hotel Group Co. *	9,100	131,859
O’Charleys, Inc.	7,025	79,031
P.F. Chang’s China Bistro, Inc. *	6,985	181,610
Papa John’s International, Inc. *	6,924	195,880
Peet’s Coffee & Tea, Inc. *	4,482	87,354
Pinnacle Entertainment, Inc. *	18,996	214,655
Red Robin Gourmet Burgers, Inc. *	4,759	118,166
Rick’s Cabaret International, Inc. *	2,200	33,660
Riviera Holdings Corp. *	2,700	23,841
Ruby Tuesday, Inc. *	16,760	115,309
Ruth’s Hospitality Group, Inc. *	6,400	30,528
Shuffle Master, Inc. *	14,365	69,383
Six Flags, Inc. *	23,100	26,334
Sonic Corp. *	18,910	285,352
Speedway Motorsports, Inc.	3,545	68,454
Steak N Shake Co. (The) *	7,472	51,482
Texas Roadhouse, Inc., Class A *	16,175	150,104
Town Sports International Holdings, Inc. *	4,900	48,951
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Triarc Cos., Inc., Class B	18,795	$104,876
Vail Resorts, Inc. *	9,808	396,047
WMS Industries, Inc. *	13,777	388,236

		7,244,650

Household Durables (1.0%)
American Greetings Corp., Class A	15,900	235,638
Avatar Holdings, Inc. *	1,792	56,717
Beazer Homes U.S.A, Inc.	12,000	74,760
Blyth, Inc.	7,720	112,326
Brookfield Homes Corp.	3,447	45,363
Cavco Industries, Inc. *	2,200	74,140
Champion Enterprises, Inc. *	24,584	97,107
CSS Industries, Inc.	2,505	70,841
Ethan Allen Interiors, Inc.	7,100	178,210
Furniture Brands International, Inc.	13,535	160,660
Helen of Troy Ltd. *	9,600	197,376
Hooker Furniture Corp.	3,775	63,118
Hovnanian Enterprises, Inc., Class A *	14,700	103,341
iRobot Corp. *	6,100	84,485
La-Z-Boy, Inc.	14,700	108,486
Libbey, Inc.	4,500	40,815
M/I Homes, Inc.	4,392	83,228
Meritage Homes Corp. *	9,700	175,085
National Presto Industries, Inc.	1,381	98,714
Palm Harbor Homes, Inc. *	2,841	23,609
Russ Berrie & Co., Inc. *	4,157	40,365
Ryland Group, Inc.	12,800	263,552
Sealy Corp.	12,400	84,692
Skyline Corp.	2,118	55,216
Standard Pacific Corp.	21,700	72,478
Tempur-Pedic International, Inc.	22,800	214,092
Tupperware Brands Corp.	19,538	761,982
Universal Electronics, Inc. *	4,456	101,240

		3,677,636

Household Products (0.1%)
Central Garden & Pet Co., Class A *	20,412	85,322
Spectrum Brands, Inc. *	12,400	31,248
WD-40 Co.	5,427	185,441

		302,011

Independent Power Producers & Energy Traders (0.1%)
Ormat Technologies, Inc.	5,630	270,353
Synthesis Energy Systems, Inc. *	6,700	51,523
U.S. Geothermal, Inc. *	18,200	43,134
		365,010

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	5,080	193,294
Standex International Corp.	3,954	86,553
Tredegar Corp.	7,606	124,586
United Capital Corp. *	400	9,300

		413,733

Information Technology Services (1.8%)
Acxiom Corp.	19,000	243,960
BearingPoint, Inc. *	66,315	58,357
CACI International, Inc., Class A *	9,400	422,624
Cass Information Systems, Inc.	1,670	61,506
China Information Security Technology, Inc. *	6,600	33,594
Ciber, Inc. *	16,954	119,865

	Shares	Value
Common Stocks (continued)
Information Technology Services (continued)
CSG Systems International, Inc. *	10,287	$182,491
CyberSource Corp. *	21,646	384,216
Euronet Worldwide, Inc. *	15,308	244,928
ExlService Holdings, Inc. *	4,800	72,240
Forrester Research, Inc. *	4,481	151,010
Gartner, Inc. *	19,026	463,473
Global Cash Access Holdings, Inc. *	11,400	68,286
Heartland Payment Systems, Inc.	7,600	174,876
iGate Corp. *	5,700	56,145
infoGROUP, Inc.	8,400	43,008
Integral Systems, Inc.	2,351	110,568
Mantech International Corp., Class A *	6,396	357,153
MAXIMUS, Inc.	5,722	212,343
MPS Group, Inc. *	29,526	340,139
NCI, Inc., Class A *	2,300	54,901
Ness Technologies, Inc. *	13,075	161,738
Online Resources Corp. *	9,000	61,560
Perot Systems Corp., Class A *	27,148	453,915
RightNow Technologies, Inc. *	8,500	136,765
Safeguard Scientifics, Inc. *	30,300	40,905
Sapient Corp. *	28,662	185,157
SI International, Inc. *	4,128	75,460
SRA International, Inc., Class A *	13,300	291,935
SYKES Enterprises, Inc. *	10,367	183,081
Syntel, Inc.	3,940	129,823
TNS, Inc. *	7,700	175,560
VeriFone Holdings, Inc. *	21,300	318,648
Virtusa Corp. *	3,300	21,549
Wright Express Corp. *	12,075	320,591

		6,412,370

Insurance (3.4%)
AMBAC Financial Group, Inc.	93,700	236,124
AmCOMP, Inc. *	4,800	49,440
American Equity Investment Life Holding Co.	17,485	152,819
American Physicians Capital, Inc.	2,775	138,140
American Safety Insurance Holdings Ltd. *	3,900	57,720
Amerisafe, Inc. *	6,000	109,020
Amtrust Financial Services, Inc.	5,400	78,678
Argo Group International Holdings Ltd. *	9,862	335,702
Aspen Insurance Holdings Ltd.	27,400	695,686
Assured Guaranty Ltd.	17,900	205,134
Baldwin & Lyons, Inc., Class B	2,281	48,471
CastlePoint Holdings Ltd.	11,400	105,906
Citizens, Inc. *	11,600	86,188
CNA Surety Corp. *	4,200	54,558
Crawford & Co., Class B *	7,620	77,724
Darwin Professional Underwriters, Inc. *	2,100	64,995
Delphi Financial Group, Inc., Class A	13,159	328,317
Donegal Group, Inc., Class A	2,988	52,051
eHealth, Inc. *	8,100	117,612
EMC Insurance Group, Inc.	1,670	40,882
Employers Holdings, Inc.	16,060	286,189
Enstar Group Ltd. *	1,600	162,800
FBL Financial Group, Inc., Class A	3,847	80,210
First Acceptance Corp. *	2,600	9,776
First Mercury Financial Corp. *	4,200	67,200
Flagstone Reinsurance Holdings Ltd.	9,200	114,172
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Insurance (continued)
FPIC Insurance Group, Inc. *	2,850	$142,357
Greenlight Capital Re Ltd., Class A *	9,500	195,700
Hallmark Financial Services *	700	6,769
Harleysville Group, Inc.	4,258	151,713
Hilb, Rogal & Hobbs Co.	11,449	496,314
Hilltop Holdings, Inc. *	14,262	147,041
Horace Mann Educators Corp.	12,859	178,226
Independence Holding Co.	1,020	12,985
Infinity Property & Casualty Corp.	5,085	226,588
IPC Holdings Ltd.	16,500	529,650
Kansas City Life Insurance Co.	1,100	55,539
LandAmerica Financial Group, Inc.	4,123	47,373
Life Partners Holdings, Inc.	2,100	46,746
Maiden Holdings Ltd.	15,000	104,700
Max Capital Group Ltd.	18,300	429,501
Meadowbrook Insurance Group, Inc.	9,900	63,459
Montpelier Re Holdings Ltd.	29,000	455,300
National Financial Partners Corp.	12,801	266,901
National Interstate Corp.	1,900	38,228
National Western Life Insurance Co., Class A	636	150,637
Navigators Group, Inc. *	4,192	199,372
NYMAGIC, Inc.	1,900	38,000
Odyssey Re Holdings Corp.	7,660	299,276
Phoenix Cos., Inc. (The)	37,076	360,749
Platinum Underwriters Holdings Ltd.	15,200	548,720
PMA Capital Corp., Class A *	10,123	101,331
Presidential Life Corp.	6,881	110,371
ProAssurance Corp. *	10,117	495,126
ProCentury Corp.	4,000	65,800
Quanta Capital Holdings Ltd. *	20,900	56,639
RLI Corp.	5,914	323,023
Safety Insurance Group, Inc.	5,105	216,809
SeaBright Insurance Holdings, Inc. *	6,700	77,050
Selective Insurance Group	16,868	364,349
State Auto Financial Corp.	3,800	109,858
Stewart Information Services Corp.	5,402	94,319
Tower Group, Inc.	6,400	145,792
United America Indemnity Ltd., Class A *	6,400	83,392
United Fire & Casualty Co.	7,117	193,369
Validus Holdings Ltd.	20,200	460,762
Zenith National Insurance Corp. (a)	11,652	400,945

		12,246,293

Internet & Catalog Retail (0.4%)
1-800-FLOWERS.COM, Inc., Class A *	7,746	42,680
Blue Nile, Inc. *	4,203	161,900
Drugstore.com, Inc. *	29,300	62,702
FTD Group, Inc.	6,100	87,230
Gaiam, Inc., Class A *	5,600	82,096
GSI Commerce, Inc. *	7,823	119,222
NetFlix, Inc. *	12,780	394,774
NutriSystem, Inc.	10,000	172,100
Orbitz Worldwide, Inc. *	9,700	56,939
Overstock.com, Inc. *	5,100	90,576
PC Mall, Inc. *	3,900	34,788
PetMed Express, Inc. *	7,900	114,550
Shutterfly, Inc. *	6,700	61,171
Stamps.com, Inc. *	5,516	75,073

		1,555,801

	Shares	Value
Common Stocks (continued)
Internet Software & Services (2.0%)
Ariba, Inc. *	27,375	$449,224
Art Technology Group, Inc. *	40,500	148,635
AsiaInfo Holdings, Inc. *	10,100	139,077
Bankrate, Inc. *	3,955	124,385
Bidz.com, Inc. *	2,400	21,960
Chordiant Software, Inc. *	9,540	49,703
CMGI, Inc. *	15,524	190,014
comScore, Inc. *	5,500	104,940
Constant Contact, Inc. *	6,200	110,484
DealerTrack Holdings, Inc. *	13,900	216,562
Dice Holdings, Inc. *	4,000	35,520
Digital River, Inc. *	11,688	466,234
DivX, Inc. *	7,400	60,828
EarthLink, Inc. *	35,285	317,565
Greenfield Online, Inc. *	8,100	112,104
HSW International, Inc. *	7,700	26,257
Infospace, Inc.	10,909	102,981
Internap Network Services Corp. *	15,950	73,370
Internet Brands, Inc., Class A *	7,900	45,899
Internet Capital Group, Inc. *	10,900	87,636
Interwoven, Inc. *	14,861	209,243
j2 Global Communications, Inc. *	14,080	337,498
Keynote Systems, Inc. *	4,400	60,500
Knot, Inc. (The) *	8,900	77,964
Limelight Networks, Inc. *	6,100	21,655
Liquidity Services, Inc. *	5,135	56,434
LoopNet, Inc. *	9,700	110,192
Marchex, Inc., Class B	7,500	87,150
MercadoLibre, Inc. *	8,000	286,800
Move, Inc. *	40,639	94,689
NIC, Inc.	11,200	81,760
Omniture, Inc. *	19,591	339,904
Perficient, Inc. *	9,900	99,693
RealNetworks, Inc. *	28,928	198,735
S1 Corp. *	16,378	132,989
SAVVIS, Inc. *	12,330	198,883
SonicWALL, Inc. *	18,651	108,922
SupportSoft, Inc. *	16,200	55,080
Switch & Data Facilities Co., Inc. *	6,800	114,444
TechTarget, Inc. *	4,100	29,069
Terremark Worldwide, Inc. *	16,090	109,251
TheStreet.com, Inc.	6,900	46,920
United Online, Inc.	22,370	242,938
ValueClick, Inc. *	30,234	359,785
Vignette Corp. *	8,131	91,555
VistaPrint Ltd. *	14,200	365,934
Vocus, Inc. *	5,300	188,627
Websense, Inc. *	14,650	305,745
Website Pros, Inc. *	9,400	62,510

		7,358,247

Leisure Equipment & Products (0.6%)
Brunswick Corp.	26,700	344,430
Callaway Golf Co.	20,869	264,619
JAKKS Pacific, Inc. *	8,637	189,841
Leapfrog Enterprises, Inc. *	10,440	99,911
Marine Products Corp.	2,126	15,520
MarineMax, Inc. *	5,200	34,216
Nautilus, Inc.	9,430	46,018
Polaris Industries, Inc.	10,400	445,120
Pool Corp.	15,500	342,240
RC2 Corp. *	5,665	130,069
Smith & Wesson Holding Corp. *	9,700	43,553
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Leisure Equipment & Products (continued)
Steinway Musical Instruments *	2,300	$63,756

		2,019,293

Life Sciences Tools & Services (1.3%)
Accelrys, Inc. *	9,600	53,664
Affymetrix, Inc. *	22,500	177,300
Albany Molecular Research, Inc. *	7,585	116,051
AMAG Pharmaceuticals, Inc. *	5,360	219,760
Bio-Rad Laboratories, Inc., Class A *	5,915	527,026
Bruker Corp. *	16,313	225,446
Caliper Life Sciences *	17,200	68,284
Cambrex Corp. *	7,824	59,541
Dionex Corp. *	5,845	406,344
Enzo Biochem, Inc. *	9,364	133,062
eResearchTechnology, Inc. *	13,989	203,680
Exelixis, Inc. *	33,240	232,680
Kendle International, Inc. *	4,100	168,715
Life Sciences Research, Inc. *	2,400	81,120
Luminex Corp. *	12,460	274,120
Medivation, Inc. *	7,800	156,000
Nektar Therapeutics *	29,195	145,391
PAREXEL International Corp. *	17,902	523,275
PharmaNet Development Group, Inc. *	6,125	147,796
Sequenom, Inc. *	17,300	369,528
Varian, Inc. *	9,369	462,829

		4,751,612

Machinery (3.4%)
3D Systems Corp. *	5,300	64,448
Accuride Corp. *	12,278	33,765
Actuant Corp., Class A	17,660	537,924
Alamo Group, Inc.	2,300	49,795
Albany International Corp., Class A	9,267	265,963
Altra Holdings, Inc. *	8,800	146,696
American Railcar Industries, Inc.	2,700	59,400
Ampco-Pittsburgh Corp.	2,800	121,744
Astec Industries, Inc. *	5,659	180,635
Badger Meter, Inc.	4,600	259,118
Barnes Group, Inc.	15,014	339,166
Blount International, Inc. *	12,100	137,093
Briggs & Stratton Corp. (b)	14,980	202,829
Cascade Corp.	2,946	129,270
Chart Industries, Inc. *	8,900	470,988
China Fire & Security Group, Inc. *	4,000	39,960
CIRCOR International, Inc.	4,985	296,907
Clarcor, Inc.	15,994	616,089
Colfax Corp. *	7,100	193,759
Columbus McKinnon Corp. *	5,900	151,689
Commercial Vehicle Group, Inc. *	5,800	56,086
Dynamic Materials Corp.	4,030	132,708
EnPro Industries, Inc. *	6,500	234,065
ESCO Technologies, Inc. *	8,253	339,611
Federal Signal Corp.	15,143	217,605
Flanders Corp. *	4,500	28,305
Flow International Corp. *	11,700	77,922
Force Protection, Inc. *	21,600	74,736
FreightCar America, Inc.	3,730	142,076
Gehl Co. *	3,095	46,518
Gorman-Rupp Co. (The)	4,197	186,934
Graham Corp.	1,400	124,600
Greenbrier Cos., Inc.	5,190	108,627
Hurco Cos., Inc. *	1,700	49,606

	Shares	Value
Common Stocks (continued)
Machinery (continued)
K-Tron International, Inc. *	800	$111,032
Kadant, Inc. *	4,303	92,041
Kaydon Corp.	8,748	414,830
Key Technology, Inc. *	2,000	64,100
LB Foster Co., Class A *	3,500	134,645
Lindsay Corp.	3,628	334,756
Met-Pro Corp.	5,300	81,090
Middleby Corp. *	5,470	255,996
Mueller Industries, Inc.	11,725	300,981
Mueller Water Products, Inc., Class A	37,170	338,247
NACCO Industries, Inc., Class A	1,722	173,922
Nordson Corp.	10,597	748,784
Omega Flex, Inc.	800	14,968
Peerless Mfg Co. *	2,000	110,280
RBC Bearings, Inc. *	7,000	232,890
Robbins & Myers, Inc.	8,846	449,111
Sun Hydraulics Corp.	3,450	142,140
Tecumseh Products Co., Class A *	5,301	173,608
Tennant Co.	5,224	137,443
Thermadyne Holdings Corp. *	4,600	79,074
Titan International, Inc.	8,600	397,406
Titan Machinery, Inc. *	2,000	54,840
Trimas Corp. *	3,100	21,173
TurboChef Technologies, Inc. *	6,300	33,075
Twin Disc, Inc.	2,800	56,308
Wabash National Corp.	9,740	90,582
Wabtec Corp.	14,978	831,279
Watts Water Technologies, Inc., Class A	8,630	254,930
Xerium Technologies, Inc.	6,200	28,706

		12,274,874

Marine (0.4%)
American Commercial Lines, Inc. *	11,700	133,965
Eagle Bulk Shipping, Inc.	15,100	438,504
Genco Shipping & Trading Ltd.	7,000	477,260
Horizon Lines, Inc., Class A	9,500	112,100
International Shipholding Corp. *	2,200	52,074
TBS International Ltd., Class A *	3,500	127,890
Ultrapetrol Bahamas Ltd. *	7,600	84,664

		1,426,457

Media (1.3%)
AH Belo Corp., Class A	4,900	26,460
Arbitron, Inc.	8,153	383,191
Belo Corp., Class A	29,300	198,947
Charter Communications, Inc., Class A *	129,020	147,083
Cinemark Holdings, Inc.	8,300	121,678
Citadel Broadcasting Co. *	56,760	50,516
CKX, Inc.	16,300	127,792
Cox Radio, Inc., Class A *	8,290	81,988
Crown Media Holdings, Inc., Class A *	4,358	18,478
Cumulus Media, Inc., Class A *	9,994	29,382
DG FastChannel, Inc. *	4,600	78,200
Dolan Media Co. *	7,300	154,103
Entercom Communications Corp., Class A	9,800	60,074
Entravision Communications Corp., Class A *	19,173	60,587
Fisher Communications, Inc. *	2,000	74,200
GateHouse Media, Inc.	7,210	4,542
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Media (continued)
Global Sources Ltd. *	5,370	$74,214
Global Traffic Network, Inc. *	4,300	40,549
Gray Television, Inc.	13,258	33,145
Harte-Hanks, Inc.	12,400	153,884
Idearc, Inc.	48,700	63,797
Interactive Data Corp.	11,400	328,320
Journal Communications, Inc., Class A	12,620	59,945
Knology, Inc. *	8,700	90,828
Lee Enterprises, Inc.	14,300	43,186
Lin TV Corp., Class A *	8,500	50,405
Live Nation, Inc. *	24,000	302,880
Martha Stewart Living Omnimedia, Class A *	8,408	61,294
Marvel Entertainment, Inc. *	15,350	532,645
McClatchy Co., Class A	18,900	80,703
Media General, Inc., Class A	6,900	87,492
Mediacom Communications Corp., Class A *	14,341	81,887
National CineMedia, Inc.	12,820	163,968
Outdoor Channel Holdings, Inc. *	6,000	41,340
Playboy Enterprises, Inc., Class B *	6,734	31,448
Primedia, Inc.	8,766	34,538
R.H. Donnelley Corp. *	23,500	36,425
RCN Corp. *	12,430	151,273
Scholastic Corp.	7,822	201,729
Sinclair Broadcast Group, Inc., Class A	17,535	133,792
Valassis Communications, Inc. *	15,200	134,064
Value Line, Inc.	100	3,698
Westwood One, Inc. *	21,100	27,430
World Wrestling Entertainment, Inc., Class A	6,169	101,110

		4,763,210

Metals & Mining (1.3%)
Allied Nevada Gold Corp. *	13,600	86,360
AM Castle & Co.	5,100	103,224
AMCOL International Corp.	8,050	256,956
Apex Silver Mines Ltd. *	18,600	116,250
Brush Engineered Materials, Inc. *	6,236	149,227
China Precision Steel, Inc. *	6,500	29,510
Coeur d’Alene Mines Corp. *	176,255	509,377
Compass Minerals International, Inc.	10,160	768,096
Esmark, Inc. *	4,800	92,160
General Moly, Inc. *	19,400	145,888
General Steel Holdings, Inc. *	2,500	36,950
Haynes International, Inc. *	3,900	185,016
Hecla Mining Co. *	41,038	376,729
Horsehead Holding Corp. *	11,500	140,300
Kaiser Aluminum Corp.	5,000	263,750
NN, Inc.	5,500	73,260
Olympic Steel, Inc.	2,900	147,465
Royal Gold, Inc.	9,575	341,636
RTI International Metals, Inc. *	7,410	201,997
Stillwater Mining Co. *	12,535	119,083
Sutor Technology Group Ltd. *	3,200	22,784
Universal Stainless & Alloy Products, Inc. *	2,100	80,136
USEC, Inc. *	36,113	188,510
Worthington Industries, Inc.	20,675	366,774

		4,801,438

	Shares	Value
Common Stocks (continued)
Multi-Utility (0.4%)
Avista Corp.	17,276	$390,783
Black Hills Corp.	12,380	399,502
CH Energy Group, Inc.	4,963	179,909
NorthWestern Corp.	12,700	314,579
PNM Resources, Inc.	24,900	291,579

		1,576,352

Multiline Retail (0.1%)
99 Cents Only Stores *	14,816	99,119
Dillard’s, Inc., Class A	18,500	187,035
Fred’s, Inc., Class A	12,460	160,236
Retail Ventures, Inc. *	6,705	28,831
Tuesday Morning Corp. *	9,542	36,641

		511,862

Natural Gas Utility (1.1%)
Chesapeake Utilities Corp.	2,500	71,475
EnergySouth, Inc.	2,000	121,180
Laclede Group, Inc. (The)	7,100	301,111
New Jersey Resources Corp.	13,237	451,249
Nicor, Inc.	13,687	545,016
Northwest Natural Gas Co.	8,316	376,299
Piedmont Natural Gas Co.	23,100	618,618
South Jersey Industries, Inc.	9,304	347,039
Southwest Gas Corp.	13,586	392,636
WGL Holdings, Inc.	15,895	548,855

		3,773,478

Oil, Gas & Consumable Fuels (4.9%)
Abraxas Petroleum Corp. *	14,300	52,052
Alon USA Energy, Inc.	3,400	29,172
American Oil & Gas, Inc. *	12,900	40,893
APCO Argentina, Inc.	1,400	40,110
Approach Resources, Inc. *	2,300	46,253
Arena Resources, Inc. *	11,000	450,010
Arlington Tankers Ltd.	3,300	67,287
Atlas America, Inc.	10,898	403,643
ATP Oil & Gas Corp. *	8,700	247,515
Aventine Renewable Energy Holdings, Inc. *	9,310	63,308
Berry Petroleum Co., Class A	13,480	580,179
Bill Barrett Corp. *	11,500	473,110
BMB Munai, Inc. *	12,800	61,184
Bois d’Arc Energy, Inc. *	6,000	131,400
BPZ Resources, Inc. *	19,000	342,950
Brigham Exploration Co. *	15,002	210,028
Callon Petroleum Co. *	6,600	151,734
Cano Petroleum, Inc. *	12,400	48,980
Carrizo Oil & Gas, Inc. *	8,540	429,904
Cheniere Energy, Inc. *	16,500	49,995
Clayton Williams Energy, Inc. *	1,800	167,760
Clean Energy Fuels Corp. *	7,500	99,750
Comstock Resources, Inc. *	14,331	874,334
Concho Resources, Inc. *	15,600	510,900
Contango Oil & Gas Co. *	4,100	349,648
Crosstex Energy, Inc.	12,600	404,964
CVR Energy, Inc. *	7,100	112,535
Delek US Holdings, Inc.	3,100	24,769
Delta Petroleum Corp. *	19,880	379,112
DHT Maritime, Inc.	13,200	123,816
Double Eagle Petroleum Co. *	3,000	45,780
Endeavour International Corp. *	38,600	64,462
Energy Partners Ltd. *	10,461	124,277
Energy XXI (Bermuda) Ltd. *	35,500	184,955
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Evergreen Energy, Inc. *	23,660	$37,619
EXCO Resources, Inc. *	46,400	1,208,720
FX Energy, Inc. *	12,600	85,680
Gasco Energy, Inc. *	31,100	81,171
General Maritime Corp.	8,600	231,684
GeoGlobal Resources, Inc. *	11,600	46,516
GeoMet, Inc. *	4,200	27,846
GeoResources, Inc. *	2,000	32,380
GMX Resources, Inc. *	4,700	275,890
Golar LNG Ltd.	11,200	205,968
Goodrich Petroleum Corp. *	6,895	316,136
Gran Tierra Energy, Inc. *	31,000	157,170
GreenHunter Energy, Inc. *	1,200	18,720
Gulfport Energy Corp. *	8,700	125,454
Harvest Natural Resources, Inc. *	11,165	109,975
Houston American Energy Corp. *	4,300	38,485
International Coal Group, Inc. *	39,900	417,753
James River Coal Co. *	8,100	351,135
Knightsbridge Tankers Ltd.	5,400	173,394
McMoRan Exploration Co. *	16,707	448,249
Meridian Resource Corp. *	24,500	77,665
Mitcham Industries, Inc. *	3,400	52,292
National Coal Corp. *	8,700	60,900
Nordic American Tanker Shipping	11,100	443,112
Northern Oil & Gas, Inc. *	6,600	61,248
Oilsands Quest, Inc. *	51,600	232,716
Pacific Ethanol, Inc. *	11,400	21,318
Panhandle Oil & Gas, Inc.	2,200	81,400
Parallel Petroleum Corp. *	13,365	218,919
Penn Virginia Corp.	13,080	794,610
Petroleum Development Corp. *	4,656	257,523
Petroquest Energy, Inc. *	13,700	285,919
PrimeEnergy Corp. *	200	12,110
Quest Resource Corp. *	7,500	68,850
RAM Energy Resources, Inc. *	12,700	59,182
Rentech, Inc. *	52,000	98,800
Rex Energy Corp. *	5,500	109,450
Rosetta Resources, Inc. *	16,105	380,400
Ship Finance International Ltd.	13,200	392,568
Stone Energy Corp. *	8,959	457,088
Swift Energy Co. *	9,620	488,889
Teekay Tankers Ltd., Class A	4,200	95,172
Toreador Resources Corp. *	5,300	37,683
Tri-Valley Corp. *	7,800	55,068
TXCO Resources, Inc. *	10,500	98,700
Uranium Resources, Inc. *	14,600	41,756
VAALCO Energy, Inc. *	18,700	122,485
Venoco, Inc. *	6,200	104,160
VeraSun Energy Corp. *	33,825	208,024
Warren Resources, Inc. *	18,940	221,219
Western Refining, Inc.	9,900	78,804
Westmoreland Coal Co. *	3,300	76,725
World Fuel Services Corp.	8,720	210,152

		17,781,621

Paper & Forest Products (0.4%)
AbitibiBowater, Inc.	17,350	146,261
Buckeye Technologies, Inc. *	11,190	109,103
Deltic Timber Corp.	3,356	203,541
KapStone Paper and Packaging Corp. *	6,700	51,255
Louisiana-Pacific Corp.	33,300	281,718
Mercer International, Inc. *	9,020	56,104

	Shares	Value
Common Stocks (continued)
Paper & Forest Products (continued)
Neenah Paper, Inc.	4,600	$85,928
P.H. Glatfelter Co.	13,210	193,130
Schweitzer-Mauduit International, Inc.	4,942	91,971
Verso Paper Corp. *	5,200	29,848
Wausau Paper Corp.	13,947	123,570

		1,372,429

Personal Products (0.4%)
American Oriental Bioengineering, Inc. *	20,100	189,945
Chattem, Inc. *	5,226	336,920
China Sky One Medical, Inc. *	2,700	32,076
Elizabeth Arden, Inc. *	7,707	125,855
Inter Parfums, Inc.	4,050	60,669
Mannatech, Inc.	5,500	36,465
Nu Skin Enterprises, Inc., Class A	15,698	253,680
Prestige Brands Holdings, Inc. *	10,200	101,184
Schiff Nutrition International, Inc. *	4,000	24,200
USANA Health Sciences, Inc. *	2,710	92,384

		1,253,378

Pharmaceuticals (1.4%)
Acura Pharmaceuticals, Inc. *	2,200	16,456
Adolor Corp. *	15,600	62,556
Akorn, Inc. *	17,100	87,723
Alexza Pharmaceuticals, Inc. *	6,500	38,220
Alpharma, Inc., Class A *	14,348	325,843
Ardea Biosciences, Inc. *	3,100	40,331
Auxilium Pharmaceuticals, Inc. *	12,900	478,590
Biodel, Inc. *	3,100	52,173
BioForm Medical, Inc. *	6,100	30,866
BioMimetic Therapeutics, Inc. *	3,700	49,580
Cadence Pharmaceuticals, Inc. *	6,400	65,856
Caraco Pharmaceutical Laboratories Ltd. *	2,700	37,665
Columbia Laboratories, Inc. *	16,400	66,912
Cypress Bioscience, Inc. *	11,920	103,704
Depomed, Inc. *	16,800	65,520
Discovery Laboratories, Inc. *	29,300	52,154
Durect Corp. *	23,400	103,896
Inspire Pharmaceuticals, Inc. *	14,600	55,188
Javelin Pharmaceuticals, Inc. *	12,400	30,256
Jazz Pharmaceuticals, Inc. *	1,900	12,806
KV Pharmaceutical Co., Class A *	10,623	217,665
MAP Pharmaceuticals, Inc. *	1,500	14,760
Medicines Co. (The) *	16,779	372,661
Medicis Pharmaceutical Corp., Class A	18,160	333,418
MiddleBrook Pharmaceuticals, Inc. *	12,900	28,380
Noven Pharmaceuticals, Inc. *	7,900	98,118
Obagi Medical Products, Inc. *	6,200	59,024
Optimer Pharmaceuticals, Inc. *	8,400	70,728
Pain Therapeutics, Inc. *	11,210	95,509
Par Pharmaceutical Cos., Inc. *	10,895	188,483
Pozen, Inc. *	7,905	96,283
Questcor Pharmaceuticals, Inc. *	16,300	81,500
Salix Pharmaceuticals Ltd. *	15,070	120,259
Sciele Pharma, Inc.	11,135	207,668
Sucampo Pharmaceuticals, Inc., Class A *	3,500	42,000
Valeant Pharmaceuticals International *	22,400	383,488
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Pharmaceuticals (continued)
ViroPharma, Inc. *	22,100	$272,051
Vivus, Inc. *	18,100	152,583
XenoPort, Inc. *	7,900	361,978

		4,972,851

Real Estate Investment Trusts (5.4%)
Acadia Realty Trust	10,599	240,491
Agree Realty Corp.	2,500	72,200
Alexander’s, Inc. *	600	212,844
American Campus Communities, Inc.	12,604	369,045
American Capital Agency Corp.	3,500	54,740
Anthracite Capital, Inc.	17,451	110,290
Anworth Mortgage Asset Corp.	26,100	155,295
Arbor Realty Trust, Inc.	3,730	40,881
Ashford Hospitality Trust, Inc.	39,110	155,267
Associated Estates Realty Corp.	4,600	65,090
BioMed Realty Trust, Inc.	22,703	585,737
Capital Trust, Inc., Class A	5,268	81,233
CapLease, Inc.	12,800	100,096
Capstead Mortgage Corp.	17,400	190,008
Care Investment Trust, Inc.	5,000	53,750
Cedar Shopping Centers, Inc.	13,600	173,536
Chimera Investment Corp.	10,500	80,745
Cogdell Spencer, Inc.	3,900	73,320
Colonial Properties Trust	15,400	307,384
Corporate Office Properties Trust	12,180	473,558
Cousins Properties, Inc.	14,602	320,806
DCT Industrial Trust, Inc.	53,870	456,279
DiamondRock Hospitality Co.	30,760	283,607
DuPont Fabros Technology, Inc.	4,100	67,035
EastGroup Properties, Inc.	7,810	362,384
Education Realty Trust, Inc.	9,000	100,800
Entertainment Properties Trust	9,614	515,695
Equity Lifestyle Properties, Inc.	6,436	308,992
Equity One, Inc.	10,225	197,445
Extra Space Storage, Inc.	24,540	347,732
FelCor Lodging Trust, Inc.	20,700	165,393
First Industrial Realty Trust, Inc.	14,002	347,110
First Potomac Realty Trust	7,700	122,276
Franklin Street Properties Corp.	17,200	211,044
Friedman Billings Ramsey Group, Inc., Class A	40,700	72,853
Getty Realty Corp.	5,435	101,689
Glimcher Realty Trust	11,978	111,515
Gramercy Capital Corp.	13,208	89,286
Hatteras Financial Corp.	3,900	89,505
Healthcare Realty Trust, Inc.	15,900	461,259
Hersha Hospitality Trust	10,700	75,970
Highwoods Properties, Inc.	17,964	655,686
Home Properties, Inc.	9,590	527,642
Inland Real Estate Corp.	16,770	250,711
Investors Real Estate Trust	18,197	191,069
JER Investors Trust, Inc.	7,200	43,344
Kite Realty Group Trust	6,369	79,103
LaSalle Hotel Properties	12,786	290,370
Lexington Realty Trust	15,695	226,008
LTC Properties, Inc.	7,340	214,548
Maguire Properties, Inc.	12,110	130,667
Medical Properties Trust, Inc.	21,810	241,873
MFA Mortgage Investments, Inc.	49,074	316,527
Mid-America Apartment Communities, Inc.	8,492	488,035
Mission West Properties, Inc.	4,700	46,530

	Shares	Value
Common Stocks (continued)
Real Estate Investment Trusts (continued)
Monmouth Real Estate Investment Corp., Class A	7,700	$55,517
National Health Investors, Inc.	6,437	198,839
National Retail Properties, Inc.	22,640	478,610
Newcastle Investment Corp.	17,597	106,990
NorthStar Realty Finance Corp.	18,820	157,712
Omega Healthcare Investors, Inc.	21,900	378,213
One Liberty Properties, Inc.	3,100	52,700
Parkway Properties, Inc.	4,882	172,286
Pennsylvania Real Estate Investment Trust	11,567	213,064
Post Properties, Inc.	13,876	441,118
Potlatch Corp.	12,341	574,720
PS Business Parks, Inc.	4,645	244,327
RAIT Financial Trust	19,643	130,626
Ramco-Gershenson Properties Trust	5,739	124,077
Realty Income Corp.	32,000	806,080
Redwood Trust, Inc.	10,320	225,286
Resource Capital Corp.	6,700	44,823
Saul Centers, Inc.	3,345	162,132
Senior Housing Properties Trust	35,097	738,792
Sovran Self Storage, Inc.	6,801	284,350
Strategic Hotels & Resorts, Inc.	21,832	172,254
Sun Communities, Inc.	5,210	88,466
Sunstone Hotel Investors, Inc.	17,550	227,097
Tanger Factory Outlet Centers	9,397	350,884
U-Store-It Trust	16,410	191,176
Universal Health Realty Income Trust	3,673	128,445
Urstadt Biddle Properties, Inc., Class A	5,580	92,349
Washington Real Estate Investment Trust	14,984	513,352
Winthrop Realty Trust	14,100	56,823

		19,517,406

Real Estate Management & Development (0.2%)
Consolidated-Tomoka Land Co.	1,680	66,512
Forestar Real Estate Group, Inc. *	11,100	200,688
FX Real Estate and Entertainment, Inc. *	2,340	4,282
Grubb & Ellis Co.	10,100	33,431
Meruelo Maddux Properties, Inc. *	13,570	26,190
Stratus Properties, Inc. *	1,500	40,500
Tejon Ranch Co. *	3,443	104,495
Thomas Properties Group, Inc.	7,500	62,025

		538,123

Road & Rail (0.7%)
AMERCO *	2,804	129,152
Arkansas Best Corp.	6,725	249,766
Celadon Group, Inc. *	7,500	99,225
Dollar Thrifty Automotive Group *	6,800	21,352
Genesee & Wyoming, Inc., Class A *	9,280	375,562
Heartland Express, Inc.	17,646	300,688
Knight Transportation, Inc.	17,920	339,046
Marten Transport Ltd. *	4,145	86,299
Old Dominion Freight Line, Inc. *	8,679	318,519
Patriot Transportation Holding, Inc. *	300	24,420
Saia, Inc. *	4,255	74,463
Universal Truckload Services, Inc. *	1,300	32,396
Werner Enterprises, Inc.	12,562	299,101
YRC Worldwide, Inc. *	18,400	310,960

		2,660,949

See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (3.1%)
Actel Corp. *	8,109	$111,499
Advanced Analogic Technologies, Inc. *	15,600	64,428
Advanced Energy Industries, Inc. *	10,745	148,496
Amkor Technology, Inc. *	34,100	298,716
Anadigics, Inc. *	19,800	118,206
Applied Micro Circuits Corp. *	20,517	159,212
Asyst Technologies, Inc. *	15,709	68,020
Atheros Communications, Inc. *	18,765	581,715
ATMI, Inc. *	10,457	235,596
AuthenTec, Inc. *	8,500	64,940
Axcelis Technologies, Inc. *	29,933	150,264
Brooks Automation, Inc. *	20,178	157,590
Cabot Microelectronics Corp. *	7,232	282,337
Cavium Networks, Inc. *	9,400	150,870
Ceva, Inc. *	7,000	56,910
Cirrus Logic, Inc. *	21,197	120,399
Cohu, Inc.	7,345	116,932
Cymer, Inc. *	9,838	260,609
Diodes, Inc. *	8,740	226,978
DSP Group, Inc. *	8,448	59,643
Eagle Test Systems, Inc. *	4,000	49,600
EMCORE Corp. *	23,900	117,588
Entegris, Inc. *	34,454	218,094
Entropic Communications, Inc. *	400	900
Exar Corp. *	13,064	100,593
FEI Co. *	11,868	299,667
FormFactor, Inc. *	15,737	273,824
Hittite Microwave Corp. *	6,100	194,712
IXYS Corp. *	7,302	89,376
Kopin Corp. *	23,700	76,551
Kulicke & Soffa Industries, Inc. *	17,068	108,552
Lattice Semiconductor Corp. *(a)	35,575	86,091
LTX Corp. *	19,773	43,105
Mattson Technology, Inc. *	15,574	70,239
Micrel, Inc.	16,258	154,776
Microsemi Corp. *	24,708	641,420
Microtune, Inc. *	16,850	54,762
MIPS Technologies, Inc. *	13,674	51,961
MKS Instruments, Inc. *	15,623	321,834
Monolithic Power Systems, Inc. *	8,500	184,875
NetLogic Microsystems, Inc. *	5,100	163,251
NVE Corp. *	1,600	45,760
OmniVision Technologies, Inc. *	15,128	165,652
Pericom Semiconductor Corp. *	7,900	112,654
Photronics, Inc. *	12,792	54,366
PLX Technology, Inc. *	7,600	41,800
PMC — Sierra, Inc. *	68,700	497,388
Power Integrations, Inc. *	9,500	259,540
RF Micro Devices, Inc. *	83,260	272,260
Rubicon Technology, Inc. *	4,400	57,200
Rudolph Technologies, Inc. *	8,787	76,710
Semitool, Inc. *	6,018	53,981
Semtech Corp. *	18,535	270,055
Sigma Designs, Inc. *	8,500	149,090
Silicon Image, Inc. *	24,806	173,890
Silicon Storage Technology, Inc. *	26,484	84,484
SiRF Technology Holdings, Inc. *	18,675	63,495
Skyworks Solutions, Inc. *	52,237	494,162
Spansion, Inc., Class A *	42,600	97,554
Standard Microsystems Corp. *	7,061	187,258
Supertex, Inc. *	3,480	104,435

	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
Techwell, Inc. *	3,900	$42,744
Tessera Technologies, Inc. *	15,628	272,240
Transmeta Corp. *	4,200	61,236
Trident Microsystems, Inc. *	19,273	57,241
TriQuint Semiconductor, Inc. *	46,339	260,889
Ultra Clean Holdings, Inc. *	6,000	39,300
Ultratech, Inc. *	7,450	109,813
Veeco Instruments, Inc. *	10,042	163,484
Volterra Semiconductor Corp. *	8,400	137,760
Zoran Corp. *	16,859	139,424

		11,280,996

Software (4.0%)
ACI Worldwide, Inc. *	10,996	215,082
Actuate Corp. *	18,800	85,352
Advent Software, Inc. *	5,293	230,457
American Software, Inc., Class A	8,200	44,936
Ansoft Corp. *	4,700	167,837
ArcSight, Inc. *	1,200	13,572
Blackbaud, Inc.	13,994	249,933
Blackboard, Inc. *	9,800	391,608
Bottomline Technologies, Inc. *	6,800	81,396
Callidus Software, Inc. *	10,600	50,880
Commvault Systems, Inc. *	13,800	210,174
Concur Technologies, Inc. *	13,200	544,104
Deltek, Inc. *	2,700	20,736
DemandTec, Inc. *	6,900	68,931
Double-Take Software, Inc. *	5,900	65,136
Ebix, Inc. *	600	60,312
Entrust, Inc. *	21,100	47,053
Epicor Software Corp. *	18,789	127,014
EPIQ Systems, Inc. *	11,675	136,364
Fair Isaac Corp.	15,700	349,482
FalconStor Software, Inc. *	12,799	88,441
Guidance Software, Inc. *	3,500	38,080
i2 Technologies, Inc. *	5,000	64,550
Informatica Corp. *	27,753	449,321
Interactive Intelligence, Inc. *	4,200	39,270
InterVoice, Inc. *	12,356	101,072
Jack Henry & Associates, Inc.	23,635	510,280
JDA Software Group, Inc. *	8,129	138,762
Kenexa Corp. *	7,300	136,437
Lawson Software, Inc. *	39,440	319,858
Macrovision Solutions Corp. *	26,418	401,554
Magma Design Automation, Inc. *	13,298	84,309
Manhattan Associates, Inc. *	7,140	175,216
Mentor Graphics Corp. *	28,500	395,580
MICROS Systems, Inc. *	25,768	816,330
MicroStrategy, Inc., Class A *	2,886	174,430
Midway Games, Inc. *	6,637	24,889
Monotype Imaging Holdings, Inc. *	5,300	68,688
MSC.Software Corp. *	13,900	175,140
Net 1 UEPS Technologies, Inc. *	14,100	332,478
NetScout Systems, Inc. *	9,000	122,580
NetSuite, Inc. *	1,700	29,342
OpenTV Corp., Class A *	21,600	38,232
OPNET Technologies, Inc. *	4,900	50,127
Parametric Technology Corp. *	36,195	701,097
Pegasystems, Inc.	4,400	65,252
Phoenix Technologies Ltd. *	9,200	111,044
Progress Software Corp. *	13,135	386,563
PROS Holdings, Inc. *	4,500	47,070
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Software (continued)
QAD, Inc.	2,300	$16,100
Quality Systems, Inc.	5,554	182,449
Quest Software, Inc. *	22,662	342,423
Radiant Systems, Inc. *	8,135	92,820
Renaissance Learning, Inc.	1,965	24,995
Secure Computing Corp. *	16,791	65,989
Smith Micro Software, Inc. *	9,300	66,960
Solera Holdings, Inc. *	16,200	469,638
Sonic Solutions, Inc. *	7,400	38,110
Sourcefire, Inc. *	7,100	56,090
SPSS, Inc. *	5,673	187,493
SuccessFactors, Inc. *	7,100	74,763
Sybase, Inc. *	24,900	836,889
Symyx Technologies *	10,659	101,154
Synchronoss Technologies, Inc. *	7,500	87,900
Take-Two Interactive Software, Inc. *	24,200	551,760
Taleo Corp., Class A *	7,400	138,676
TeleCommunication Systems, Inc., Class A *	11,800	64,900
THQ, Inc. *	21,341	323,956
TIBCO Software, Inc. *	60,060	493,092
TiVo, Inc. *	32,279	247,903
Tyler Technologies, Inc. *	12,000	191,760
Ultimate Software Group, Inc. *	7,800	204,594
Unica Corp. *	3,200	28,768
Vasco Data Security International, Inc. *	8,500	116,280
Wind River Systems, Inc. *	23,246	272,675

		14,524,488

Specialty Retail (2.6%)
Aaron Rents, Inc.	13,801	379,113
Aeropostale, Inc. *	20,599	664,318
America’s Car-Mart, Inc. *	2,600	51,792
Asbury Automotive Group, Inc.	10,660	105,641
Bebe Stores, Inc.	11,800	122,366
Big 5 Sporting Goods Corp.	7,400	59,126
Blockbuster, Inc., Class A *	58,480	163,159
Borders Group, Inc.	19,100	93,590
Brown Shoe Co., Inc.	13,454	217,148
Buckle, Inc. (The)	4,838	249,012
Build-A-Bear Workshop, Inc. *	5,200	34,060
Cabela’s, Inc. *	11,205	130,202
Cache, Inc. *	3,700	52,355
Casual Male Retail Group, Inc. *	11,806	47,932
Cato Corp. (The), Class A	8,791	157,271
Charlotte Russe Holding, Inc. *	7,036	91,187
Charming Shoppes, Inc. *	35,810	195,164
Chico’s FAS, Inc. *	56,800	316,376
Children’s Place Retail Stores, Inc. (The) *	7,111	270,574
Christopher & Banks Corp.	11,139	96,909
Circuit City Stores, Inc.	55,100	111,302
Citi Trends, Inc. *	4,600	106,398
Coldwater Creek, Inc. *	19,000	123,880
Collective Brands, Inc. *	19,314	248,764
Conn’s, Inc. *	3,100	48,670
Dress Barn, Inc. *	14,229	229,514
DSW, Inc., Class A *	4,265	57,620
Finish Line, Class A *	14,456	156,848
Genesco, Inc.	6,220	182,868
Group 1 Automotive, Inc.	6,663	130,928

	Shares	Value
Common Stocks (continued)
Specialty Retail (continued)
Gymboree Corp. *	8,602	$321,715
Haverty Furniture Cos., Inc.	6,075	69,376
hhgregg, Inc. *	2,800	28,028
Hibbett Sports, Inc. *	8,359	175,957
HOT Topic, Inc. *	13,838	87,041
J Crew Group, Inc. *	12,990	373,592
Jo-Ann Stores, Inc. *	7,883	173,189
JOS. A. Bank Clothiers, Inc. *	5,255	117,712
Lumber Liquidators, Inc. *	3,400	50,932
Men’s Wearhouse, Inc.	16,600	330,506
Midas, Inc. *	4,400	63,228
Monro Muffler, Inc.	5,175	94,237
New York & Co., Inc. *	6,500	62,920
Pacific Sunwear of California, Inc. *	21,460	186,917
Pep Boys — Manny, Moe & Jack	13,383	98,767
Pier 1 Imports, Inc. *	28,200	104,340
Rent-A-Center, Inc. *	21,450	454,740
REX Stores Corp. *	3,300	40,491
Sally Beauty Holdings, Inc. *	28,000	207,200
Shoe Carnival, Inc. *	2,800	42,840
Sonic Automotive, Inc., Class A	8,252	83,098
Stage Stores, Inc.	12,101	179,337
Stein Mart, Inc.	8,033	35,907
Syms Corp. *	1,900	32,414
Systemax, Inc.	3,400	55,794
Talbots, Inc.	6,900	96,669
Tractor Supply Co. *	10,100	383,901
Tween Brands, Inc. *	7,807	107,502
Ulta Salon, Cosmetics & Fragrance, Inc. *	6,100	57,523
Wet Seal, Inc. (The), Class A *	30,305	133,039
Zale Corp. *	11,402	252,212
Zumiez, Inc. *	6,500	95,940

		9,491,151

Staffing (0.0%)
Gevity HR, Inc.	8,353	62,230

Technology (0.1%)
Digimarc Corp. *	6,100	87,230
Hackett Group, Inc. (The) *	14,000	89,320

		176,550

Telecommunications (0.0%)
Applied Signal Technology, Inc.	4,500	65,880

Textiles, Apparel & Luxury Goods (1.5%)
American Apparel, Inc. *	11,500	67,620
Carter’s, Inc. *	17,508	289,407
Cherokee, Inc.	2,500	52,025
Columbia Sportswear Co.	4,200	156,702
CROCS, Inc. *	27,000	119,880
Deckers Outdoor Corp. *	4,078	460,855
FGX International Holdings Ltd. *	3,700	42,920
Fossil, Inc. *	14,245	381,481
Fuqi International, Inc. *	3,600	31,536
G-III Apparel Group Ltd. *	4,200	67,326
Iconix Brand Group, Inc. *	18,700	224,400
K-Swiss, Inc., Class A	7,981	123,386
Kenneth Cole Productions, Inc., Class A	2,870	40,037
Lululemon Athletica, Inc. *	5,900	130,980
Maidenform Brands, Inc. *	7,100	108,701
Movado Group, Inc.	4,937	106,146
Oxford Industries, Inc.	4,457	93,775
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (continued)
Perry Ellis International, Inc. *	3,582	$77,909
Quiksilver, Inc. *	40,400	309,868
Skechers USA, Inc., Class A *	10,685	201,946
Steven Madden Ltd. *	6,098	137,144
Timberland Co., Class A *(a)	14,900	213,666
True Religion Apparel, Inc. *	5,600	144,704
Under Armour, Inc., Class A *	10,330	301,119
Unifi, Inc. *	16,600	52,622
UniFirst Corp.	4,343	194,436
Volcom, Inc. *	6,000	107,640
Warnaco Group, Inc. (The) *	14,323	600,850
Weyco Group, Inc.	1,800	52,272
Wolverine World Wide, Inc. (a)	15,746	420,891

		5,312,244

Thrifts & Mortgage Finance (1.3%)
Abington Bancorp, Inc.	8,600	85,828
Anchor Bancorp Wisconsin, Inc.	6,117	44,042
Bank Mutual Corp.	15,360	179,712
BankFinancial Corp.	7,200	104,184
Beneficial Mutual Bancorp, Inc. *	9,400	112,612
Berkshire Hills Bancorp, Inc.	3,340	88,510
Brookline Bancorp, Inc.	18,385	179,254
Brooklyn Federal Bancorp, Inc.	1,700	22,576
Clifton Savings Bancorp, Inc.	1,700	18,292
Corus Bankshares, Inc.	11,940	46,685
Danvers Bancorp, Inc. *	6,200	73,098
Dime Community Bancshares	8,064	134,911
Doral Financial Corp. *	1,500	20,835
Downey Financial Corp.	6,500	13,715
Encore Bancshares, Inc. *	1,800	30,600
ESSA Bancorp, Inc.	6,100	81,130
Federal Agricultural Mortgage Corp., Class C	3,200	91,712
First Busey Corp.	6,950	98,829
First Financial Holdings, Inc.	3,800	75,924
First Financial Northwest, Inc.	8,000	79,200
First Niagara Financial Group, Inc.	35,390	495,106
First Place Financial Corp.	5,235	56,904
FirstFed Financial Corp. *	4,336	34,688
Flagstar Bancorp, Inc.	13,995	62,138
Flushing Financial Corp.	6,550	115,477
Fox Chase Bancorp, Inc. *	2,700	31,833
Guaranty Financial Group, Inc. *	12,800	42,368
Home Federal Bancorp, Inc.	2,900	29,870
Kearny Financial Corp.	5,400	69,390
MASSBANK Corp.	1,400	55,748
Meridian Interstate Bancorp, Inc. *	3,000	29,850
NASB Financial, Inc.	600	15,288
NewAlliance Bancshares, Inc.	34,320	445,474
Northwest Bancorp, Inc.	4,890	126,896
OceanFirst Financial Corp.	3,300	59,697
Ocwen Financial Corp. *	9,460	57,138
Oritani Financial Corp. *	3,200	53,120
PMI Group, Inc. (The)	27,500	69,025
Provident Financial Services, Inc.	18,906	275,839
Provident New York Bancorp (b)	12,675	155,649
Radian Group, Inc.	28,300	49,242
Rockville Financial, Inc.	2,200	30,954
Roma Financial Corp.	2,200	34,056
TrustCo Bank Corp. NY	23,308	203,479
United Community Financial Corp.	6,311	34,395
United Financial Bancorp, Inc.	6,400	76,736

	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
ViewPoint Financial Group	3,500	$56,630
Wauwatosa Holdings, Inc. *	1,860	20,441
Westfield Financial, Inc.	11,028	108,627
WSFS Financial Corp.	2,109	114,835

		4,592,542

Tobacco (0.2%)
Alliance One International, Inc. *	30,511	136,384
Star Scientific, Inc. *	24,800	41,168
Universal Corp.	8,132	419,774
Vector Group Ltd.	9,928	177,810

		775,136

Trading Companies & Distributors (0.6%)
Aceto Corp.	8,600	64,672
Aircastle Ltd.	15,400	168,630
Applied Industrial Technologies, Inc.	13,412	358,369
Beacon Roofing Supply, Inc. *	13,970	186,918
Electro Rent Corp.	7,200	98,640
H&E Equipment Services, Inc. *	5,200	66,196
Houston Wire & Cable Co.	5,900	116,112
Interline Brands, Inc. *	10,700	168,953
Kaman Corp.	8,308	208,365
Lawson Products	1,324	38,820
Rush Enterprises, Inc., Class A *	10,650	120,238
TAL International Group, Inc.	4,300	108,790
Textainer Group Holdings Ltd.	2,800	52,416
Watsco, Inc.	7,333	365,697

		2,122,816

Transportation Infrastructure (0.0%)
CAI International, Inc. *	2,700	49,302

Water Utilities (0.3%)
American States Water Co.	5,446	196,709
Cadiz, Inc. *	3,800	75,620
California Water Service Group	6,097	224,004
Connecticut Water Service, Inc.	3,100	77,717
Consolidated Water Co. Ltd.	4,500	94,410
Middlesex Water Co.	4,700	80,793
SJW Corp.	4,345	112,579
Southwest Water Co.	7,725	83,353

		945,185

Wireless Telecommunication Services (0.3%)
Centennial Communications Corp. *	20,800	167,232
FiberTower Corp. *	34,380	38,849
ICO Global Communications Holdings Ltd. *	32,100	126,795
iPCS, Inc. *	5,400	145,260
Rural Cellular Corp., Class A *	4,200	188,832
Syniverse Holdings, Inc. *	16,000	259,200
TerreStar Corp. *	17,500	49,875
USA Mobility, Inc.	7,424	60,283
Virgin Mobile USA, Inc., Class A *	9,500	25,935

		1,062,261

Total Common Stocks		342,267,906

Exchange Traded Fund (0.0%)
Closed-End Fund (0.0%)
Kayne Anderson Energy Development Co.	3,200	72,000

Total Exchange Traded Fund		72,000

See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares or
	Principal
	Amount	Value
Rights (0.0%)
Construction & Engineering (0.0%)
Standard Pacific Corp.	20,000	$3,800

Total Rights		3,800

Repurchase Agreements (5.0%)
CS First Boston, 2.03%, dated 07/31/08, due 08/01/08, repurchase price $18,106,942, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 11/01/35-07/20/38; total market value of $18,468,039	18,105,921	18,105,921

Total Repurchase Agreements		18,105,921

Securities Purchased With Collateral For Securities On Loan (0.1%)
Repurchase Agreement (0.1%)
Barclays Capital, 2.20%, dated 07/31/08, due 08/01/08, repurchase price $350,612, collateralized by U.S. Government Agency Mortgages ranging 2.69% - 15.43%, maturing 06/04/12 - 04/25/38; total market value of $357,603	350,591	350,591

Total Securities Purchased With Collateral For Securities On Loan		350,591

Total Investments (Cost $401,083,060) (c) — 100.1%		360,800,218

Liabilities in excess of other assets — (0.1)%		(408,224)

NET ASSETS — 100.0%		$360,391,994

*	Denotes a non-income producing security.

(a)	All or a part of the security was pledged as collateral for futures contracts as of July 31, 2008.

(b)	All or a part of the security was on loan as of July 31, 2008.

(c)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

At July 31, 2008, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

261	Russell 200	09/19/08	$18,674,550	$(361,366)

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Investor Destinations Aggressive Fund

	Shares	Value
Mutual Funds (100.1%)(a)
Equity Funds (95.0%)
Nationwide International Index Fund, Institutional Class	30,452,166	$292,645,319
Nationwide Mid Cap Market Index Fund, Institutional Class	10,478,629	147,329,528
Nationwide S&P 500 Index Fund, Institutional Class	37,535,440	399,377,080
Nationwide Small Cap Index Fund, Institutional Class	9,297,505	103,016,358

		942,368,285

Fixed Income Fund (5.1%)
Nationwide Bond Index Fund, Institutional Class	4,684,912	50,269,110

Total Investments (Cost $1,017,521,835) (b) — 100.1%		992,637,395
Liabilities in excess of other assets — (0.1)%		(1,124,777)

NET ASSETS — 100.0%		$991,512,618

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Investor Destinations Moderately Aggressive Fund

	Shares or
	Principal
	Amount	Value
Mutual Funds (97.8%)(a)
Equity Funds (79.8%)
Nationwide International Index Fund, Institutional Class	41,012,948	$394,134,429
Nationwide Mid Cap Market Index Fund, Institutional Class	16,935,061	238,106,956
Nationwide S&P 500 Index Fund, Institutional Class	53,081,856	564,790,946
Nationwide Small Cap Index Fund, Institutional Class	7,513,234	83,246,638

		1,280,278,969

Fixed Income Funds (16.4%)
Nationwide Bond Index Fund, Institutional Class	22,716,740	243,750,624
Nationwide Enhanced Income Fund, Institutional Class	2,059,919	18,951,252

		262,701,876

Money Market Fund (1.6%)
Nationwide Money Market Fund, Institutional Class	25,850,914	25,850,914

Total Mutual Funds		1,568,831,759

Fixed Contracts (2.3%)(a) (b)
Nationwide Fixed Contract, 4.00%	$36,565,310	36,565,310

Total Fixed Contracts		36,565,310

Total Investments (Cost $1,630,472,283) (c) — 100.1%		1,605,397,069
Liabilities in excess of other assets — (0.1)%		(1,300,176)

NET ASSETS — 100.0%		$1,604,096,893

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Investor Destinations Moderate Fund

	Shares or
	Principal
	Amount	Value
Mutual Funds (93.1%)(a)
Equity Funds (59.7%)
Nationwide International Index Fund, Institutional Class	20,402,600	$196,068,989
Nationwide Mid Cap Market Index Fund, Institutional Class	9,361,535	131,623,181
Nationwide S&P 500 Index Fund, Institutional Class	37,721,720	401,359,103
Nationwide Small Cap Index Fund, Institutional Class	6,229,900	69,027,289

		798,078,562

Fixed Income Funds (30.5%)
Nationwide Bond Index Fund, Institutional Class	31,386,295	336,774,947
Nationwide Enhanced Income Fund, Institutional Class	7,757,329	71,367,424

		408,142,371

Money Market Fund (2.9%)
Nationwide Money Market Fund, Institutional Class	38,414,375	38,414,375

Total Mutual Funds		1,244,635,308

Fixed Contracts (6.9%)(a) (b)
Nationwide Fixed Contract, 4.00%	$92,589,473	92,589,473

Total Fixed Contracts		92,589,473

Total Investments (Cost $1,361,036,614) (c) — 100.0%		1,337,224,781
Other assets in excess of liabilities — 0.0%		275,818

NET ASSETS — 100.0%		$1,337,500,599

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Investor Destinations Moderately Conservative Fund

	Shares or
	Principal
	Amount	Value
Mutual Funds (91.4%)(a)
Equity Funds (39.5%)
Nationwide International Index Fund, Institutional Class	3,914,921	$37,622,386
Nationwide Mid Cap Market Index Fund, Institutional Class	2,694,306	37,881,944
Nationwide S&P 500 Index Fund, Institutional Class	7,238,303	77,015,548

		152,519,878

Fixed Income Funds (44.8%)
Nationwide Bond Index Fund, Institutional Class	12,646,775	135,699,895
Nationwide Enhanced Income Fund, Institutional Class	4,017,631	36,962,210

		172,662,105

Money Market Fund (7.1%)
Nationwide Money Market Fund, Institutional Class	27,545,001	27,545,001

Total Mutual Funds		352,726,984

Fixed Contracts (8.5%)(a)
Nationwide Fixed Contract, 4.00%	$32,596,982	32,596,982

Total Fixed Contracts		32,596,982

Total Investments (Cost $393,670,913) (b) — 99.9%		385,323,966
Other assets in excess of liabilities — 0.1%		511,253

NET ASSETS — 100.0%		$385,835,219

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contratct to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Investor Destinations Conservative Fund

	Shares or
	Principal
	Amount	Value
Mutual Funds (88.5%)(a)
Equity Funds (19.7%)
Nationwide International Index Fund, Institutional Class	1,255,791	$12,068,153
Nationwide Mid Cap Market Index Fund, Institutional Class	864,284	12,151,830
Nationwide S&P 500 Index Fund, Institutional Class	2,321,593	24,701,754

		48,921,737

Fixed Income Funds (55.2%)
Nationwide Bond Index Fund, Institutional Class	9,269,214	99,458,667
Nationwide Enhanced Income Fund, Institutional Class	4,053,588	37,293,012

		136,751,679

Money Market Fund (13.6%)
Nationwide Money Market Fund, Institutional Class	33,726,379	33,726,379

Total Mutual Funds		219,399,795

Fixed Contracts (11.5%)(a) (b)
Nationwide Fixed Contract, 4.00%	$28,623,757	28,623,757

Total Fixed Contracts		28,623,757

Total Investments (Cost $251,394,178) (c) — 100.0%		248,023,552
Liabilities in excess of other assets — 0.0%		(42,718)

NET ASSETS — 100.0%		$247,980,834

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Growth Fund

	Shares	Value
Common Stocks (99.5%)
Aerospace & Defense (3.2%)
Boeing Co.	8,780	$536,546
Honeywell International, Inc.	38,800	1,972,592
L-3 Communications Holdings, Inc.	2,700	266,463
Raytheon Co.	36,450	2,075,098
United Technologies Corp.	8,360	534,873

		5,385,572

Beverages (2.9%)
Coca-Cola Co. (The)	28,720	1,479,080
PepsiCo, Inc.	51,690	3,440,486

		4,919,566

Biotechnology (5.9%)
Biogen Idec, Inc. *	23,770	1,658,195
Cephalon, Inc. *	20,900	1,529,044
Genentech, Inc. *	21,400	2,038,350
Gilead Sciences, Inc. *	46,090	2,487,938
ImClone Systems, Inc. *	17,800	1,137,954
United Therapeutics Corp. *	8,320	943,405

		9,794,886

Capital Markets (3.2%)
Charles Schwab Corp. (The)	38,400	878,976
Goldman Sachs Group, Inc. (The)	2,550	469,302
Invesco Ltd.	60,540	1,409,977
Northern Trust Corp.	8,200	640,994
State Street Corp.	27,590	1,976,547

		5,375,796

Chemicals (2.9%)
Air Products & Chemicals, Inc.	3,100	295,151
Celanese Corp., Series A	9,150	352,550
E.I. Du Pont de Nemours & Co.	29,800	1,305,538
Monsanto Co.	19,257	2,293,701
Praxair, Inc.	6,200	581,126

		4,828,066

Commercial Services & Supplies (0.2%)
Waste Management, Inc.	7,400	262,996
Communications Equipment (7.0%)
Cisco Systems, Inc. *	186,440	4,099,816
Corning, Inc.	14,350	287,144
Juniper Networks, Inc. *	62,400	1,624,272
Nortel Networks Corp. *	63	481
QUALCOMM, Inc.	68,850	3,810,159
Research In Motion Ltd. *	15,860	1,947,925

		11,769,797

Computers & Peripherals (6.6%)
Apple, Inc. *	24,240	3,852,948
Dell, Inc. *	77,000	1,891,890
Hewlett-Packard Co.	62,940	2,819,712
International Business Machines Corp.	9,250	1,183,815
NetApp, Inc. *	44,400	1,134,420
Seagate Technology	13,950	208,831

		11,091,616

Construction & Engineering (1.3%)
Foster Wheeler Ltd. *	22,150	1,257,455
Quanta Services, Inc. *	26,900	830,672

		2,088,127

Consumer Finance (1.3%)
MasterCard, Inc., Class A	4,460	1,088,909

	Shares	Value
Common Stocks (continued)
Consumer Finance (continued)
Visa, Inc., Class A *	14,160	$1,034,530

		2,123,439

Diversified Financial Services (1.1%)
IntercontinentalExchange, Inc. *	14,550	1,452,090
Nasdaq OMX Group (The) *	16,100	447,097

		1,899,187

Electrical Equipment (2.2%)
Ametek, Inc.	25,695	1,229,763
Emerson Electric Co.	49,800	2,425,260

		3,655,023

Energy Equipment & Services (5.3%)
Cameron International Corp. *	22,700	1,084,152
Halliburton Co.	37,520	1,681,647
National Oilwell Varco, Inc. *	15,180	1,193,603
Schlumberger Ltd.	25,320	2,572,512
Transocean, Inc. *	17,094	2,325,297

		8,857,211

Food & Staples Retailing (3.9%)
CVS Caremark Corp.	44,309	1,617,279
Kroger Co. (The)	23,050	651,854
SYSCO Corp.	13,500	382,860
Wal-Mart Stores, Inc.	66,160	3,878,299

		6,530,292

Food Products (0.5%)

Archer-Daniels-Midland Co.	29,500	844,585

Health Care Equipment & Supplies (5.3%)
Baxter International, Inc.	43,250	2,967,382
Beckman Coulter, Inc.	7,400	535,316
Becton, Dickinson & Co.	24,700	2,097,277
Hospira, Inc. *	10,100	385,416
St. Jude Medical, Inc. *	39,350	1,832,923
Stryker Corp.	15,300	982,107

		8,800,421

Health Care Providers & Services (2.3%)
Aetna, Inc.	37,360	1,532,134
UnitedHealth Group, Inc.	50,750	1,425,060
Universal Health Services, Inc., Class B	13,700	830,494

		3,787,688

Hotels, Restaurants & Leisure (4.3%)
Brinker International, Inc.	63,500	1,167,765
Burger King Holdings, Inc.	48,500	1,301,255
Darden Restaurants, Inc.	42,300	1,377,711
McDonald’s Corp.	42,450	2,538,085
WMS Industries, Inc. *	28,700	808,766

		7,193,582

Household Products (1.5%)
Colgate-Palmolive Co.	28,800	2,138,976
Procter & Gamble Co.	5,430	355,556

		2,494,532

Industrial Conglomerate (0.3%)

3M Co.	7,300	513,847

Information Technology Services (1.6%)
Alliance Data Systems Corp. *	22,100	1,417,715
Cognizant Technology Solutions Corp., Class A *	44,620	1,252,483

		2,670,198

See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Growth Fund

	Shares	Value
Common Stocks (continued)
Insurance (0.5%)
Aflac, Inc.	15,150	$842,492

Internet Software & Services (2.5%)
Akamai Technologies, Inc. *	21,200	494,808
Google, Inc., Class A *	7,740	3,666,825

		4,161,633

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	8,900	344,608

Life Sciences Tools & Services (1.6%)
PerkinElmer, Inc.	23,400	680,940
Thermo Fisher Scientific, Inc. *	32,550	1,969,926

		2,650,866

Machinery (3.1%)
Caterpillar, Inc.	9,030	627,766
Cummins, Inc.	10,100	670,034
Deere & Co.	25,550	1,792,588
Harsco Corp.	10,890	589,149
PACCAR, Inc.	6,900	290,214
Parker Hannifin Corp.	20,300	1,252,104

		5,221,855

Media (1.5%)
Comcast Corp., Class A	43,400	894,908
Time Warner, Inc.	35,050	501,916
Walt Disney Co. (The)	34,160	1,036,756

		2,433,580

Metals & Mining (1.0%)

Freeport-McMoRan Copper & Gold, Inc.	17,188	1,662,939

Multiline Retail (1.2%)
Kohl’s Corp. *	27,700	1,160,907
Target Corp.	18,400	832,232

		1,993,139

Natural Gas Utility (0.4%)
Questar Corp.	12,300	650,424

Oil, Gas & Consumable Fuels (4.2%)
Cabot Oil & Gas Corp.	15,500	682,155
Chesapeake Energy Corp.	8,300	416,245
EOG Resources, Inc.	13,620	1,369,219
Exxon Mobil Corp.	6,600	530,838
Hess Corp.	3,900	395,460
Noble Energy, Inc.	4,100	302,867
Occidental Petroleum Corp.	14,400	1,135,152
PetroHawk Energy Corp. *	29,860	994,935
Williams Cos., Inc.	36,430	1,167,581

		6,994,452

Pharmaceuticals (3.2%)
Abbott Laboratories	51,600	2,907,144
Bristol-Myers Squibb Co.	76,100	1,607,232
Johnson & Johnson	7,710	527,904
Merck & Co., Inc.	7,120	234,248

		5,276,528

Road & Rail (0.6%)
Burlington Northern Santa Fe Corp.	4,200	437,346
Union Pacific Corp.	7,000	577,080

		1,014,426

Semiconductors & Semiconductor Equipment (4.0%)
Altera Corp.	38,750	850,563
Analog Devices, Inc.	9,400	286,794

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	153,730	$3,411,269
Marvell Technology Group Ltd. *	116,550	1,723,774
Texas Instruments, Inc.	19,650	479,067

		6,751,467

Software (8.8%)
Adobe Systems, Inc. *	56,100	2,319,735
Citrix Systems, Inc. *	18,100	482,184
McAfee, Inc. *	33,000	1,080,750
Microsoft Corp.	215,820	5,550,890
Oracle Corp. *	163,190	3,513,481
Symantec Corp. *	85,850	1,808,860

		14,755,900

Specialty Retail (1.8%)
GameStop Corp., Class A *	29,240	1,184,512
J Crew Group, Inc. *(a)	34,700	997,972
Ross Stores, Inc. (a)	22,500	854,100

		3,036,584

Textiles, Apparel & Luxury Goods (1.6%)
Coach, Inc. *	49,800	1,270,398
Nike, Inc., Class B	24,300	1,425,924

		2,696,322

Wireless Telecommunication Services (0.5%)

Crown Castle International Corp. *	23,200	886,240

Total Common Stocks		166,259,882

Repurchase Agreements (0.2%)
CS First Boston, 2.03%, dated 07/31/08, due 08/01/08, repurchase price $252,885, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 11/01/35-07/20/38; total market value of $257,928	$252,870	252,870

Total Repurchase Agreements		252,870

Securities Purchased With Collateral For Securities On Loan (1.1%)
Repurchase Agreement (1.1%)

Barclays Capital, 2.20%, dated 07/31/08, due 08/01/08, repurchase price $1,921,075, collateralized by U.S. Government Agency Mortgages ranging 2.69% — 15.43%, maturing 06/04/12 — 04/25/38; total market value of $1,959,497	1,921,075	1,921,075

Total Securities Purchased With Collateral For Securities On Loan		1,921,075
Total Investments (Cost $171,139,872) (b) — 100.8%		168,433,827
Liabilities in excess of other assets — (0.8)%		(1,313,811)

NET ASSETS — 100.0%		$167,120,016

*	Denotes a non-income producing security.
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Growth Fund

(a)	All or a part of the security was on loan as of July 31, 2008.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Fund

	Shares	Value
Common Stocks (99.4%)
Aerospace & Defense (1.9%)
BE Aerospace, Inc. *	146,571	$3,763,943
Boeing Co.	90,200	5,512,122
Northrop Grumman Corp.	89,708	6,045,422
Precision Castparts Corp.	26,900	2,513,267
United Technologies Corp.	20,560	1,315,429

		19,150,183

Air Freight & Logistics (0.5%)
FedEx Corp.	38,200	3,011,688
United Parcel Service, Inc., Class B	32,720	2,063,978

		5,075,666

Auto Components (1.0%)
Autoliv, Inc.	111,500	4,352,960
Goodyear Tire & Rubber Co. (The) *	102,280	2,007,756
Johnson Controls, Inc.	136,300	4,110,808

		10,471,524

Beverages (3.3%)
Coca-Cola Co. (The)	270,060	13,908,090
Coca-Cola Enterprises, Inc.	126,200	2,136,566
Constellation Brands, Inc., Class A *	248,930	5,356,973
Molson Coors Brewing Co., Class B	213,075	11,499,658

		32,901,287

Biotechnology (0.4%)
Gilead Sciences, Inc. *	72,800	3,929,744

Capital Markets (4.2%)
Bank of New York Mellon Corp. (The)	206,700	7,337,850
BlackRock, Inc.	7,300	1,581,983
Charles Schwab Corp. (The)	168,400	3,854,676
GFI Group, Inc.	104,480	1,054,203
Goldman Sachs Group, Inc. (The)	18,450	3,395,538
Invesco Ltd.	455,610	10,611,157
Lehman Brothers Holdings, Inc.	46,800	811,512
Merrill Lynch & Co., Inc.	217,600	5,799,040
Morgan Stanley	65,500	2,585,940
T. Rowe Price Group, Inc.	82,800	4,955,580

		41,987,479

Chemicals (1.0%)
Air Products & Chemicals, Inc.	9,050	861,651
Airgas, Inc.	44,300	2,537,504
Dow Chemical Co. (The)	83,400	2,778,054
Eastman Chemical Co.	72,770	4,363,289

		10,540,498

Commercial Banks (4.2%)
Comerica, Inc.	84,800	2,435,456
KeyCorp	410,100	4,326,555
Lloyds TSB Group PLC ADR — GB	61,646	1,448,681
Marshall & Ilsley Corp.	630,740	9,587,248
SunTrust Banks, Inc.	111,592	4,581,968
TCF Financial Corp.	29,102	371,050
U.S. Bancorp	59,815	1,830,937
Wachovia Corp.	304,800	5,263,896
Zions Bancorp.	415,337	12,156,914

		42,002,705

Commercial Services & Supplies (0.5%)
Brink’s Co. (The)	32,064	2,211,133
Waste Management, Inc.	87,600	3,113,304

		5,324,437

	Shares	Value
Common Stocks (continued)
Communications Equipment (4.9%)
ADC Telecommunications, Inc. *	113,675	$1,075,366
Ciena Corp. *	307,463	6,355,260
Cisco Systems, Inc. *	335,656	7,381,075
Corning, Inc.	405,800	8,120,058
Harris Corp.	30,600	1,473,390
QUALCOMM, Inc.	80,000	4,427,200
Research In Motion Ltd. *	167,130	20,526,907

		49,359,256

Computers & Peripherals (3.8%)
Apple, Inc. *	48,800	7,756,760
Hewlett-Packard Co.	217,110	9,726,528
International Business Machines Corp.	96,711	12,377,074
NCR Corp. *	315,983	8,487,303

		38,347,665

Construction & Engineering (0.4%)
Fluor Corp.	30,600	2,489,310
Jacobs Engineering Group, Inc. *	24,150	1,867,761

		4,357,071

Consumer Finance (2.0%)
Capital One Financial Corp.	430,152	18,006,163
SLM Corp. *	114,940	1,968,922
Visa, Inc., Class A *	9,177	670,472

		20,645,557

Containers & Packaging (1.3%)
Greif, Inc., Class A	36,700	2,232,828
Owens-Illinois, Inc. *	106,100	4,481,664
Pactiv Corp. *	259,000	6,244,490

		12,958,982

Diversified Financial Services (3.0%)
Bank of America Corp.	328,684	10,813,703
Citigroup, Inc.	262,577	4,907,564
JPMorgan Chase & Co.	153,730	6,246,050
MSCI, Inc., Class A *	19,764	587,979
NYSE Euronext	164,190	7,756,336

		30,311,632

Diversified Telecommunication Services (2.8%)
AT&T, Inc.	739,549	22,785,505
Verizon Communications, Inc.	152,700	5,197,908

		27,983,413

Electric Utility (1.2%)
Great Plains Energy, Inc.	147,700	3,730,902
Northeast Utilities	266,460	6,704,134
Southern Co.	43,000	1,521,770

		11,956,806

Electrical Equipment (0.3%)
Cooper Industries Ltd., Class A	64,550	2,722,074

Electronic Equipment & Instruments (1.4%)
Avnet, Inc. *	292,776	7,981,074
Dolby Laboratories, Inc., Class A *	38,170	1,553,137
Tyco Electronics Ltd.	148,770	4,930,238

		14,464,449

Energy Equipment & Services (0.6%)
Schlumberger Ltd.	56,000	5,689,600

Food & Staples Retailing (8.7%)
CVS Caremark Corp.	355,400	12,972,100
Kroger Co. (The)	713,569	20,179,731
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Fund

	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (continued)
Safeway, Inc.	948,852	$25,353,326
SYSCO Corp.	146,300	4,149,068
Wal-Mart Stores, Inc.	414,210	24,280,990
Whole Foods Market, Inc.	47,100	1,044,207

		87,979,422

Food Products (1.9%)
Archer-Daniels-Midland Co.	185,061	5,298,296
Bunge Ltd.	28,854	2,854,238
Kraft Foods, Inc., Class A	108,759	3,460,711
Sara Lee Corp.	170,671	2,331,366
Unilever PLC ADR — GB	179,309	4,911,274

		18,855,885

Health Care Equipment & Supplies (0.2%)
Covidien Ltd.	37,100	1,826,804
Dentsply International, Inc.	16,300	656,075

		2,482,879

Health Care Providers & Services (1.4%)
McKesson Corp.	87,420	4,894,646
Medco Health Solutions, Inc. *	69,400	3,440,852
Tenet Healthcare Corp. *	377,600	2,186,304
Universal Health Services, Inc., Class B	52,600	3,188,612

		13,710,414

Health Care Technology (0.3%)
Cerner Corp. *	60,500	2,701,930

Hotels, Restaurants & Leisure (1.5%)
Brinker International, Inc.	181,390	3,335,762
Burger King Holdings, Inc.	85,184	2,285,487
Darden Restaurants, Inc.	25,150	819,135
McDonald’s Corp.	81,700	4,884,843
Yum! Brands, Inc.	114,500	4,101,390

		15,426,617

Household Products (2.7%)
Colgate-Palmolive Co.	19,306	1,433,856
Procter & Gamble Co.	390,110	25,544,403

		26,978,259

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.	29,700	2,469,852

Industrial Conglomerate (0.4%)
General Electric Co.	152,550	4,315,639

Information Technology Services (0.1%)
Hewitt Associates, Inc., Class A *	24,971	920,181

Insurance (2.7%)
American International Group, Inc.	179,100	4,665,555
Assurant, Inc.	118,400	7,118,208
MetLife, Inc.	176,006	8,935,824
Principal Financial Group, Inc.	75,500	3,209,505
Prudential Financial, Inc.	31,630	2,181,521
Unum Group	48,148	1,163,256

		27,273,869

Internet & Catalog Retail (0.3%)
Expedia, Inc. *	168,100	3,289,717

Internet Software & Services (0.4%)
Google, Inc., Class A *	8,550	4,050,562

	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (1.2%)
Charles River Laboratories International, Inc. *	68,100	$4,525,926
Thermo Fisher Scientific, Inc. *	117,850	7,132,282

		11,658,208

Machinery (4.9%)
AGCO Corp. *	57,399	3,435,330
Barnes Group, Inc.	32,300	729,657
Caterpillar, Inc.	62,510	4,345,695
CNH Global NV	20,360	752,709
Cummins, Inc.	37,354	2,478,064
Deere & Co.	225,067	15,790,701
Eaton Corp.	79,200	5,626,368
Harsco Corp.	79,100	4,279,310
Kennametal, Inc.	75,400	2,243,904
Manitowoc Co., Inc. (The)	75,510	1,990,444
PACCAR, Inc.	45,800	1,926,348
Parker Hannifin Corp.	92,250	5,689,980
Titan Machinery, Inc. *	21,900	600,498

		49,889,008

Marine (0.0%)(a)
Omega Navigation Enterprises, Inc., Class A	20,550	321,608

Media (2.0%)
News Corp., Class A	216,600	3,060,558
Regal Entertainment Group, Class A	431,039	7,176,799
Time Warner, Inc.	265,960	3,808,547
Walt Disney Co. (The)	198,530	6,025,386

		20,071,290

Metals & Mining (1.6%)
Freeport-McMoRan Copper & Gold, Inc.	132,326	12,802,540
Nucor Corp.	60,280	3,449,222

		16,251,762

Multi-Utility (0.4%)
Public Service Enterprise Group, Inc.	65,700	2,746,260
Xcel Energy, Inc.	58,600	1,175,516

		3,921,776

Multiline Retail (2.1%)
J.C. Penney Co., Inc.	151,400	4,667,662
Kohl’s Corp. *	97,050	4,067,366
Macy’s, Inc.	122,400	2,302,344
Target Corp.	224,810	10,168,156

		21,205,528

Natural Gas Utility (0.2%)
Oneok, Inc.	33,100	1,505,388

Oil, Gas & Consumable Fuels (8.7%)
Cabot Oil & Gas Corp.	14,292	628,991
Chesapeake Energy Corp.	45,000	2,256,750
Chevron Corp.	121,282	10,255,606
Cimarex Energy Co.	36,300	1,891,593
ConocoPhillips	84,886	6,928,395
Exxon Mobil Corp.	185,933	14,954,591
Hess Corp.	26,400	2,676,960
Marathon Oil Corp.	182,960	9,051,031
Murphy Oil Corp.	58,017	4,625,696
Occidental Petroleum Corp.	354,090	27,912,915
Sunoco, Inc.	52,500	2,132,025
Tesoro Corp.	104,900	1,619,656
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Fund

	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.	92,700	$2,971,035

		87,905,244

Pharmaceuticals (4.6%)
Allergan, Inc.	39,500	2,051,235
Bristol-Myers Squibb Co.	521,500	11,014,080
Johnson & Johnson	167,010	11,435,175
Merck & Co., Inc.	96,700	3,181,430
Pfizer, Inc.	978,312	18,265,085

		45,947,005

Real Estate Investment Trusts (0.7%)
Ashford Hospitality Trust, Inc.	322,100	1,278,737
Developers Diversified Realty Corp.	53,900	1,722,644
Host Hotels & Resorts, Inc.	172,900	2,266,719
Kimco Realty Corp.	8,669	305,929
Rayonier, Inc.	22,200	1,037,184

		6,611,213

Real Estate Management & Development (0.2%)
Forest City Enterprises, Inc., Class A	85,500	2,228,985

Road & Rail (3.0%)
Burlington Northern Santa Fe Corp.	63,990	6,663,279
Celadon Group, Inc. *	39,441	521,805
CSX Corp.	71,900	4,859,002
Hertz Global Holdings, Inc. *	273,480	2,332,784
Norfolk Southern Corp.	57,490	4,134,681
Ryder System, Inc.	39,000	2,572,440
Union Pacific Corp.	116,460	9,600,962

		30,684,953

Semiconductors & Semiconductor Equipment (3.0%)
Analog Devices, Inc.	68,500	2,089,935
Intel Corp.	1,109,600	24,622,024
LSI Corp. *	91,626	635,884
Taiwan Semiconductor Manufacturing Co. Ltd. ADR — TW	1	10
Tessera Technologies, Inc. *	195,909	3,412,735

		30,760,588

Software (2.4%)
Adobe Systems, Inc. *	39,500	1,633,325
Intuit, Inc. *	75,432	2,061,557
Microsoft Corp.	599,497	15,419,063
Oracle Corp. *	219,680	4,729,710

		23,843,655

Specialty Retail (2.4%)
Abercrombie & Fitch Co., Class A	106,310	5,870,438
Gap, Inc. (The)	146,400	2,359,968
Guess?, Inc.	62,647	1,984,030
J Crew Group, Inc. *	39,080	1,123,941
Office Depot, Inc. *	303,200	2,061,760
PetSmart, Inc.	93,786	2,129,880
TJX Cos., Inc.	243,770	8,217,487

		23,747,504

Textiles, Apparel & Luxury Goods (0.3%)
Jones Apparel Group, Inc.	25,300	423,522
Liz Claiborne, Inc.	223,315	2,918,727

		3,342,249

Thrifts & Mortgage Finance (0.9%)
Fannie Mae	150,600	1,731,900
Freddie Mac	114,800	937,916

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
Hudson City Bancorp, Inc.	134,900	$2,463,274
New York Community Bancorp, Inc.	249,110	4,140,208

		9,273,298

Tobacco (0.9%)
Altria Group, Inc.	88,000	1,790,800
Philip Morris International, Inc.	150,400	7,768,160

		9,558,960

Trading Companies & Distributors (0.4%)
W.W. Grainger, Inc.	49,300	4,412,843

Wireless Telecommunication Services (0.0%)
Vodafone Group PLC ADR — GB	1	27

Total Common Stocks		1,003,776,346

Repurchase Agreements (1.6%)
CS First Boston, 2.03%, dated 07/31/08, due 08/01/08, repurchase price $16,299,863, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 11/01/35-07/20/38; total market value of $16,624,923	$16,298,944	16,298,944

Total Repurchase Agreements
Securities Purchased With Collateral For Securities On Loan (0.0%)
Repurchase Agreement (0.0%)
Barclays Capital, 2.20%, dated 07/31/08, due 08/01/08, repurchase price $260,816, collateralized by U.S. Government Agency Mortgages ranging 2.69% — 15.43%, maturing 06/04/12 — 04/25/38; total market value of $266,016	260,800	260,800

Total Securities Purchased With Collateral For Securities On Loan		260,800

Total Investments (Cost $1,085,024,470) (b) — 101.0%		1,020,336,090
Liabilities in excess of other assets — (1.0)%		(10,087,591)

NET ASSETS — 100.0%		$1,010,248,499

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of July 31, 2008.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

BR	Brazil

GB	United Kingdom

GR	Greece

TW	Taiwan
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Money Market Fund

	Principal
	Amount	Value
Asset-Backed Commercial Paper (2.5%)(a) (b) (c)
Asset-Backed — Trade & Term Receivables (2.5%)
Falcon Asset Securitization Co. LLC
2.47%, 08/12/08	$10,000,000	$9,992,453
2.45%, 08/22/08	8,000,000	7,988,567
Kitty Hawk Funding Corp.
2.60%, 08/11/08	3,000,000	2,997,833
2.51%, 08/18/08	9,937,000	9,925,222
2.45%, 08/19/08	5,000,000	4,993,875
2.50%, 08/25/08	2,031,000	2,027,615
2.62%, 09/18/08	5,000,000	4,982,533
Old Line Funding Corp. LLC
2.55%, 08/01/08	5,000,000	5,000,000
2.52%, 08/11/08	5,000,000	4,996,500
Variable Funding Capital Co. LLC, 2.50%, 08/12/08	7,000,000	6,994,653
Total Asset-Backed Commercial Paper		59,899,251

Certificates of Deposit (2.3%)
Banks — Domestic (0.8%)(d)
U.S. Bank NA, 2.50%, 09/30/08	20,000,000	20,000,000

Banks — Foreign (1.5%)
Bank of Ireland, 2.67%, 11/14/08(d)	25,000,000	25,000,000
Natixis, 2.66%, 09/16/08(a) (c)	10,000,000	10,000,000

		35,000,000

Total Certificates of Deposit		55,000,000

Commercial Paper (77.9%)
Agricultural Services (2.1%)(a) (b) (c)
Archer-Daniels-Midland Co., 2.27%, 08/05/08	15,000,000	14,996,217
Cargill, Inc.
2.32%, 08/18/08	10,000,000	9,989,044
2.54%, 08/19/08	13,500,000	13,482,855
2.55%, 08/27/08	3,000,000	2,994,475
2.34%, 08/28/08	8,000,000	7,985,960

		49,448,551

Banks — Domestic (4.7%)(b)
Bank of America Corp.
2.66%, 09/19/08	8,200,000	8,170,311
2.55%, 09/26/08	12,987,000	12,935,485
KBC Financial Products International Ltd.(a) (c)
2.42%, 08/12/08	2,000,000	1,998,521
2.45%, 08/14/08	10,000,000	9,991,153
2.55%, 08/19/08	3,000,000	2,996,175
2.75%, 10/02/08	10,000,000	9,952,639
2.78%, 10/06/08	9,000,000	8,954,130
State Street Corp.
2.40%, 08/01/08	10,000,000	10,000,000
2.40%, 08/15/08	15,000,000	14,986,000
Wells Fargo & Co.
2.38%, 08/12/08	15,000,000	14,989,092
2.38%, 08/13/08	5,000,000	4,996,033
2.38%, 08/14/08	10,000,000	9,991,406

		109,960,945

Banks — Foreign (12.5%)
Abbey National North America LLC(b)
2.43%, 08/01/08	10,000,000	10,000,000
2.48%, 08/18/08	10,000,000	9,988,289

	Principal
	Amount	Value
Commercial Paper (continued)
Banks — Foreign (continued)
2.50%, 08/29/08	$10,000,000	$9,980,556
ANZ National (International) Ltd.(a) (b)
2.60%, 08/08/08	3,900,000	3,898,028
2.52%, 08/13/08	2,300,000	2,298,068
2.85%, 09/08/08	10,000,000	9,969,917
2.68%, 10/03/08	5,000,000	4,976,458
2.70%, 10/03/08	5,500,000	5,474,104
Bank of Ireland, 2.65%, 09/25/08(a) (b) (c)	5,000,000	4,979,757
Bank of Scotland PLC
2.77%, 08/05/08(b)	8,000,000	7,997,522
2.80%, 08/05/08(b)	12,000,000	11,996,283
2.65%, 08/06/08(b)	1,110,000	1,109,583
2.74%, 08/06/08(b)	3,300,000	3,298,761
2.45%, 11/07/08(d)	5,000,000	5,000,000
Barclays U.S. Funding Corp.(b)
2.69%, 08/25/08	10,000,000	9,982,100
2.39%, 08/29/08	15,000,000	14,972,175
DnB NOR Bank ASA(a) (b) (c)
2.75%, 08/04/08	8,200,000	8,198,121
2.59%, 08/19/08	10,000,000	9,987,050
2.53%, 09/03/08	15,000,000	14,965,213
National Australia Funding Delaware, Inc.(a) (b) (c)
2.40%, 08/25/08	10,163,000	10,146,561
2.48%, 08/25/08	5,000,000	4,991,912
Natixis(a) (b) (c)
2.50%, 08/15/08	4,000,000	3,996,111
2.50%, 08/29/08	6,500,000	6,487,361
Royal Bank of Canada, 2.52%, 08/13/08(b)	15,000,000	14,987,400
Svenska Handelsbanken, Inc.(b)
2.37%, 08/05/08	3,500,000	3,499,078
2.55%, 08/20/08	5,000,000	4,993,271
2.39%, 08/25/08	18,000,000	17,971,320
2.75%, 10/09/08(a) (c)	3,800,000	3,779,971
Toronto-Dominion Holdings (USA)(a) (b) (c)
2.40%, 08/04/08	10,000,000	9,998,004
2.47%, 08/19/08	10,000,000	9,987,675
2.46%, 08/29/08	5,000,000	4,990,433
2.75%, 09/25/08	10,000,000	9,958,063
Unicredito Italiano(a) (b) (c)
2.80%, 08/06/08	3,000,000	2,998,829
2.82%, 08/06/08	3,000,000	2,998,829
2.65%, 09/16/08	4,573,000	4,557,515
Westpac Banking Corp.(a) (b) (c)
2.93%, 08/05/08	15,000,000	14,995,117
2.35%, 08/06/08	7,600,000	7,597,506
2.38%, 08/06/08	5,300,000	5,298,261

		293,305,202

Chemicals-Diversified (2.4%)(b)
BASF SE(a) (c)
2.25%, 08/25/08	2,100,000	2,096,850
2.21%, 09/12/08	20,000,000	19,948,433
Praxair, Inc.
2.05%, 08/01/08	8,980,000	8,980,000
2.05%, 08/06/08	6,000,000	5,998,292
2.04%, 08/12/08	10,240,000	10,233,617
2.03%, 08/13/08	5,000,000	4,996,617
2.03%, 08/15/08	4,000,000	3,996,842

		56,250,651

See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Money Market Fund

	Principal
	Amount	Value
Commercial Paper (continued)
Computers & Peripherals (1.5%)(b)
IBM Corp.
2.10%, 08/25/08	$5,000,000	$4,993,000
2.11%, 08/26/08	4,000,000	3,994,139
2.24%, 09/02/08	7,000,000	6,986,062
2.20%, 09/10/08	20,000,000	19,951,111

		35,924,312

Diversified Manufacturing (6.8%)(b)
Danaher Corp.
2.10%, 08/01/08	2,348,000	2,348,000
2.07%, 08/08/08	10,000,000	9,995,975
2.11%, 08/13/08	7,500,000	7,494,725
2.10%, 09/02/08	10,000,000	9,981,333
Dover Corp., 2.20%, 08/04/08(a) (c)	4,577,000	4,576,161
Honeywell International, Inc.(a) (c)
2.13%, 09/23/08	7,000,000	6,978,049
2.10%, 09/25/08	3,000,000	2,990,375
2.10%, 09/29/08	6,000,000	5,979,350
2.08%, 10/02/08	17,000,000	16,939,102
Illinois Tool Works, Inc.
2.19%, 08/05/08	10,000,000	9,997,564
2.20%, 08/05/08	2,800,000	2,799,318
2.16%, 08/12/08	2,500,000	2,498,350
2.00%, 08/21/08	15,431,000	15,412,483
Pitney Bowes, Inc.(a) (c)
2.11%, 08/04/08	11,750,000	11,747,934
2.06%, 08/05/08	6,000,000	5,998,627
2.02%, 08/06/08	15,000,000	14,995,792
Siemens Capital Co. LLC(a) (c)
2.16%, 08/08/08	15,000,000	14,993,700
2.16%, 08/11/08	5,000,000	4,997,000
2.16%, 08/15/08	10,000,000	9,991,600

		160,715,438

Financial Services (19.6%)(b)
ABN Amro North America Finance, Inc.
2.35%, 08/11/08	10,000,000	9,993,472
2.55%, 08/21/08	15,000,000	14,978,750
American Express Credit Corp.
2.38%, 08/01/08	10,000,000	10,000,000
2.45%, 08/12/08	9,000,000	8,993,262
2.54%, 08/15/08	10,000,000	9,990,122
American General Finance Corp.
2.64%, 08/12/08	15,000,000	14,987,900
2.77%, 08/13/08	15,000,000	14,986,150
2.65%, 08/25/08	6,000,000	5,989,400
Avon Capital Corp.(a) (c)
2.10%, 08/07/08	9,700,000	9,696,605
2.04%, 08/08/08	10,000,000	9,996,033
2.12%, 08/14/08	12,004,000	11,994,810
BNP Paribas Finance, Inc.
2.15%, 08/01/08	3,000,000	3,000,000
2.57%, 08/11/08	17,000,000	16,987,864
2.57%, 09/15/08	5,000,000	4,983,938
2.64%, 09/18/08	8,600,000	8,569,728
2.64%, 10/10/08	15,000,000	14,923,146
Citigroup Funding, Inc.
2.77%, 08/04/08	15,000,000	14,996,537
2.45%, 08/14/08	10,000,000	9,991,153
2.62%, 09/05/08	10,000,000	9,974,528
Fortis Funding LLC(a) (c)
2.55%, 08/29/08	10,000,000	9,980,206

	Principal
	Amount	Value
Commercial Paper (continued)
Financial Services(b) (continued)
2.66%, 09/02/08	$10,000,000	$9,976,356
2.68%, 09/04/08	10,000,000	9,974,689
ING America Insurance Holdings, 2.55%, 09/02/08	11,000,000	10,975,067
ING U.S. Funding LLC
2.43%, 08/08/08	7,000,000	6,996,699
2.58%, 09/03/08	10,000,000	9,976,350
2.57%, 09/05/08	4,100,000	4,089,776
2.57%, 09/17/08	11,000,000	10,963,164
2.60%, 09/22/08	6,000,000	5,977,467
John Deere Capital Corp.
2.10%, 08/04/08	8,000,000	7,998,600
2.09%, 08/11/08	4,000,000	3,997,678
2.22%, 08/13/08	2,900,000	2,897,854
2.27%, 08/18/08	6,000,000	5,993,568
2.15%, 08/27/08	8,000,000	7,987,578
2.14%, 09/08/08	6,196,000	6,182,004
JPMorgan Chase & Co., 2.50%, 10/08/08	15,000,000	14,929,167
Natexis Banques U.S. Finance Co. LLC, 2.47%, 08/07/08	15,000,000	14,993,825
Nordea North America, Inc.
2.63%, 08/15/08	10,000,000	9,989,772
2.64%, 09/29/08	12,000,000	11,947,230
2.75%, 09/29/08	7,765,000	7,730,853
2.51%, 09/30/08	5,000,000	4,979,083
Private Export Funding Corp.
2.22%, 09/15/08	10,000,000	9,972,250
2.22%, 09/18/08	10,000,000	9,970,400
Prudential Funding LLC
2.33%, 08/05/08	19,105,000	19,100,054
2.20%, 08/14/08	8,000,000	7,993,644
Rabobank USA Financial Corp.
2.60%, 08/14/08	2,000,000	1,998,122
2.37%, 08/25/08	10,000,000	9,984,200
2.68%, 09/26/08	10,000,000	9,958,311
2.66%, 10/03/08	5,000,000	4,976,725
2.66%, 10/03/08	1,964,000	1,954,858
Yorktown Capital LLC, 2.25%, 08/07/08(a) (c)	3,000,000	2,998,875

		462,477,823

Food-Diversified (6.3%)(b)
Campbell Soup Co.(a) (c)
2.13%, 08/01/08	5,000,000	5,000,000
2.17%, 08/01/08	10,000,000	10,000,000
2.20%, 08/06/08	5,000,000	4,998,472
2.20%, 08/07/08	15,000,000	14,994,500
Coca-Cola Co. (The)(a) (c)
2.06%, 08/07/08	2,526,000	2,525,133
2.06%, 08/15/08	2,800,000	2,797,757
2.18%, 09/09/08	10,000,000	9,976,383
2.20%, 09/24/08	3,000,000	2,990,100
2.13%, 09/25/08	12,000,000	11,960,950
Nestle Finance International Ltd.
2.10%, 09/15/08	10,000,000	9,973,750
2.10%, 09/23/08	5,000,000	4,984,542
2.10%, 09/24/08	12,000,000	11,962,200
2.10%, 10/03/08	10,000,000	9,963,250
2.16%, 10/22/08	13,000,000	12,936,040
Pepsi Americas, Inc.
2.40%, 08/04/08	7,000,000	6,998,600
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Money Market Fund

	Principal
	Amount	Value
Commercial Paper (continued)
Food-Diversified(b) (continued)
2.40%, 08/07/08	$10,000,000	$9,996,000
2.45%, 08/15/08	10,000,000	9,990,472
2.50%, 08/18/08	6,000,000	5,992,917

		148,041,066

Household Products (1.5%)(b)
Colgate-Palmolive Co., 2.08%, 08/01/08	3,200,000	3,200,000
Procter & Gamble Co.
2.18%, 09/03/08	5,000,000	4,989,991
2.19%, 09/03/08	2,900,000	2,894,195
2.22%, 09/22/08	7,000,000	6,977,527
2.23%, 09/22/08	2,482,000	2,474,032
2.20%, 09/23/08	5,000,000	4,983,707
2.22%, 09/23/08	10,000,000	9,967,415

		35,486,867

Industrial Machinery & Equipment (1.8%)(b)
Caterpillar Financial Services Corp.
2.03%, 08/04/08	20,000,000	19,996,617
2.05%, 08/18/08	7,000,000	6,993,223
2.03%, 09/04/08	5,000,000	4,990,414
National Australia Funding Delaware, Inc., 2.63%, 09/08/08(a) (c)	10,000,000	9,972,239

		41,952,493

Insurance (0.4%)(a) (b)
New York Life Capital Corp., 2.18%, 08/14/08	10,000,000	9,992,128

Media (2.1%)(b)
McGraw-Hill Cos., Inc. (The)
2.06%, 08/11/08	8,000,000	7,995,422
2.13%, 08/13/08	11,900,000	11,891,551
2.10%, 08/26/08	5,000,000	4,992,708
2.10%, 09/02/08	5,000,000	4,990,667
Washington Post Co.(a) (c)
2.00%, 08/04/08	8,300,000	8,298,617
2.05%, 08/11/08	10,000,000	9,994,305

		48,163,270

Motor Vehicle Parts and Accessories (4.5%)(b)
American Honda Finance Corp.(a)
2.12%, 08/04/08	5,000,000	4,999,117
2.10%, 08/21/08	17,000,000	16,980,167
Harley-Davidson Funding Corp.(a) (c)
2.25%, 08/01/08	2,500,000	2,500,000
2.25%, 08/04/08	5,000,000	4,999,062
2.32%, 08/12/08	6,000,000	5,995,747
2.30%, 08/28/08	5,000,000	4,991,375
2.41%, 09/03/08	13,000,000	12,971,281
2.40%, 09/08/08	4,400,000	4,388,853
Toyota Motor Credit Corp.
2.41%, 08/25/08	10,000,000	9,983,933
2.30%, 09/05/08	17,000,000	16,961,986
2.52%, 10/28/08	12,000,000	11,926,080
2.52%, 11/06/08	10,000,000	9,932,100

		106,629,701

Oil & Gas (2.7%)(b)
Chevron Corp.
2.10%, 08/18/08	5,000,000	4,995,042
2.07%, 08/20/08	15,000,000	14,983,612
2.10%, 08/27/08	10,000,000	9,984,833
ConocoPhillips(a) (c)

	Principal
	Amount	Value
Commercial Paper (continued)
Oil & Gas(b) (continued)
2.18%, 08/27/08	$8,000,000	$7,987,351
2.20%, 08/27/08	6,800,000	6,789,249
2.20%, 09/04/08	18,000,000	17,962,600

		62,702,687

Personal Credit Institutions (2.2%)(b)
General Electric Capital Corp.
2.37%, 09/15/08	15,000,000	14,955,563
2.52%, 09/23/08	10,000,000	9,962,900
2.50%, 09/24/08	10,000,000	9,962,500
HSBC Finance Corp.
2.40%, 08/08/08	10,000,000	9,995,333
2.55%, 08/26/08	8,000,000	7,985,833

		52,862,129

Pharmaceutical Preparations (2.5%)(b)
Abbott Laboratories(a) (c)
2.07%, 08/14/08	14,272,000	14,261,332
2.10%, 08/19/08	10,000,000	9,989,500
Becton, Dickinson & Co., 2.13%, 08/26/08	10,000,000	9,985,208
Pfizer, Inc.
2.63%, 08/08/08(a) (c)	15,000,000	14,992,329
2.21%, 10/01/08	10,000,000	9,962,553

		59,190,922

Retail (0.7%)(b)
Wal-Mart Stores, Inc., 2.10%, 08/06/08	16,686,000	16,681,133

Telecommunications (2.1%)(a) (b) (c)
AT&T, Inc.
2.27%, 08/11/08	15,000,000	14,990,542
2.21%, 08/26/08	10,000,000	9,984,653
2.21%, 08/28/08	10,000,000	9,983,425
Telstra Corp., 2.75%, 08/21/08	15,000,000	14,977,083

		49,935,703

Utilities (1.5%)(b)
FPL Group Capital, Inc.
2.23%, 08/04/08	20,000,000	19,996,283
2.25%, 08/06/08	4,000,000	3,998,750
2.23%, 08/07/08	8,000,000	7,997,027
2.37%, 08/20/08	3,000,000	2,996,248

		34,988,308

Total Commercial Paper		1,834,709,329

Corporate Bonds (7.2%)
Banks — Domestic (0.9%)
Wachovia Corp.
3.50%, 08/15/08	5,181,000	5,182,043
2.51%, 10/28/08(d)	15,000,000	14,997,326

		20,179,369

Banks — Mortgage (2.3%)(d)
Kommunalkredit Austria, 2.49%, 11/21/08(c) (e)	22,500,000	22,500,000
Northern Rock PLC
2.53%, 08/01/08(c) (e)	20,000,000	20,000,000
2.78%, 10/08/08, MTN	12,500,000	12,500,000

		55,000,000

See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide Money Market Fund

	Shares or
	Principal
	Amount	Value
Corporate Bonds (continued)
Motor Vehicle Parts and Accessories (1.1%)(c) (d)
American Honda Finance, 2.78%, 08/06/08	$25,000,000	$25,000,000

Personal Credit Institutions (0.8%)(d)
HSBC Finance Corp., 2.52%, 11/24/08	20,000,000	20,000,000

Security Brokers & Dealers (2.1%)(d)
Goldman Sachs Group, Inc., 2.80%, 11/24/08(a)	30,000,000	30,000,000
Morgan Stanley, 2.61%, 12/03/08	20,000,000	20,000,000

		50,000,000

Total Corporate Bonds		170,179,369

Government Mortgage Backed Agencies (7.3%)
U.S. Government Agencies (7.3%)
Federal Home Loan Bank
2.13%, 08/20/08(b)	9,428,000	9,417,395
2.14%, 08/20/08(b)	3,580,000	3,575,973
2.34%, 09/16/08(b)	15,000,000	14,955,150
2.43%, 09/19/08(b)	2,000,000	1,993,373
2.44%, 09/19/08(b)	4,469,000	4,454,192
2.09%, 10/24/08(b)	6,700,000	6,667,235
2.13%, 10/24/08(b)	2,120,000	2,109,633
2.25%, 02/13/09	20,000,000	19,999,006
Federal Home Loan Mortgage Corp.(b)
2.13%, 08/07/08	10,000,000	9,996,458
2.14%, 09/22/08	15,000,000	14,952,239
2.15%, 09/22/08	10,000,000	9,968,159
2.42%, 09/22/08	7,000,000	6,977,711
2.08%, 10/20/08	16,513,000	16,436,673
2.09%, 10/27/08	6,415,000	6,382,676
Federal National Mortgage Assoc.(b)
2.13%, 08/13/08	5,000,000	4,996,448
2.13%, 08/20/08	24,234,000	24,206,757
2.19%, 08/27/08	9,000,000	8,985,765
2.42%, 09/17/08	5,000,000	4,984,203

Total Government Mortgage Backed Agencies		171,059,046

Municipal Bond (1.7%)(d)
Florida (1.7%)
Florida Hurricane Catastrophe, 2.67%, 11/14/08	40,000,000	40,000,000

Total Municipal Bond		40,000,000

U.S. Government Agency & Obligations (1.1%)(b)
U.S. Treasury Bills 0.00%, 08/28/08	25,000,000	24,969,063

Total U.S. Government Agency & Obligations		24,969,063

Total Investments (Cost $2,355,816,058) (f) — 100.0%		2,355,816,058
Liabilities in excess of other assets — 0.0%		(50,932)

NET ASSETS — 100.0%		$2,355,765,126

(a)	Restricted securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

(b)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2008, all such securities in total represented 33.90% of net assets.

(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2008. The maturity date represents the actual maturity date.

(e)	Illiquid security.

(f)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

MTN	Medium Term Note
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
NorthPointe Small Cap Growth Fund

	Shares	Value
Common Stocks (98.2%)
Aerospace & Defense (2.5%)
LMI Aerospace, Inc. *	64,765	$1,196,210
Triumph Group, Inc.	21,625	1,145,260

		2,341,470

Air Freight & Logistics (1.7%)
Atlas Air Worldwide Holdings, Inc. *	33,610	1,617,649

Beverages (1.7%)
Central European Distribution Corp. *	21,470	1,566,451

Biotechnology (1.1%)
Cubist Pharmaceuticals, Inc. *	43,805	992,621

Building Products (1.5%)
Ameron International Corp.	11,010	1,423,483

Capital Markets (1.0%)
FCStone Group, Inc. *	48,203	928,390

Chemicals (1.2%)
Zoltek Cos., Inc. *	49,955	1,114,996

Commercial Services & Supplies (3.7%)
Cenveo, Inc. *	103,330	954,769
Hill International, Inc. *	84,315	1,429,139
On Assignment, Inc. *	124,900	1,065,397

		3,449,305

Communications Equipment (2.5%)
CommScope, Inc. *	31,800	1,417,962
Harmonic, Inc. *	120,000	934,800

		2,352,762

Construction & Engineering (1.1%)
Northwest Pipe Co. *	16,740	973,431

Consumer Finance (1.6%)
EZCORP, Inc., Class A *	3,074	55,271
World Acceptance Corp. *	42,550	1,393,938

		1,449,209

Distributor (1.9%)
LKQ Corp. *	87,365	1,790,983

Electrical Equipment (3.0%)
JA Solar Holdings Co. Ltd. ADR — CN *	75,130	1,139,722
Woodward Governor Co.	36,440	1,639,800

		2,779,522

Electronic Equipment & Instruments (1.6%)
TTM Technologies, Inc. *	132,365	1,489,106

Energy Equipment & Services (9.4%)
Dawson Geophysical Co. *	25,310	1,661,095
Dril-Quip, Inc. *	16,665	902,243
Global Industries Ltd. *	71,540	854,188
ION Geophysical Corp. *	71,579	1,143,117
Key Energy Services, Inc. *	55,300	888,118
Pioneer Drilling Co. *	47,800	759,542
Superior Energy Services, Inc. *	22,400	1,062,432
Willbros Group, Inc. *	37,970	1,426,912

		8,697,647

Food & Staples Retailing (1.7%)
Andersons, Inc. (The)	35,280	1,603,476

Health Care Equipment & Supplies (4.2%)
Cynosure, Inc., Class A *	59,275	1,465,278
Inverness Medical Innovations, Inc. *	31,715	1,069,113

	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
Zoll Medical Corp. *	42,670	$1,344,105

		3,878,496

Health Care Providers & Services (9.7%)
Bio-Reference Laboratories, Inc. *	62,617	1,619,276
Genoptix, Inc. *	41,047	1,196,520
inVentiv Health, Inc. *	61,080	1,475,693
IPC The Hospitalist Co., Inc. *	46,300	997,765
LHC Group, Inc. *	60,725	1,701,514
PharMerica Corp. *	39,900	943,635
Sun Healthcare Group, Inc. *	69,125	987,796

		8,922,199

Health Care Technology (0.9%)
Phase Forward, Inc. *	43,490	800,216

Hotels, Restaurants & Leisure (3.1%)
Scientific Games Corp., Class A *	59,109	1,793,367
Texas Roadhouse, Inc., Class A *	114,600	1,063,488

		2,856,855

Household Durables (2.0%)
Jarden Corp. *	75,105	1,804,773

Insurance (1.0%)
National Interstate Corp.	44,777	900,913

Internet Software & Services (4.1%)
Interwoven, Inc. *	126,790	1,785,203
j2 Global Communications, Inc. *	40,190	963,355
Website Pros, Inc. *	150,000	997,500

		3,746,058

Life Sciences Tools & Services (1.4%)
Kendle International, Inc. *	30,695	1,263,099

Machinery (6.2%)
Actuant Corp., Class A	33,510	1,020,715
Barnes Group, Inc.	61,055	1,379,232
Flow International Corp. *	160,455	1,068,630
Robbins & Myers, Inc.	27,615	1,402,014
Titan Machinery, Inc. *	32,957	903,681

		5,774,272

Marine (2.6%)
DryShips, Inc.	15,410	1,188,573
Horizon Lines, Inc., Class A	102,490	1,209,382

		2,397,955

Media (1.0%)
DG FastChannel, Inc. *	53,630	911,710

Oil, Gas & Consumable Fuels (1.1%)
ATP Oil & Gas Corp. *	35,677	1,015,011

Personal Products (1.3%)
Chattem, Inc. *	18,300	1,179,801

Pharmaceuticals (3.3%)
Medicines Co. (The) *	52,830	1,173,354
Sciele Pharma, Inc.	65,841	1,227,935
ViroPharma, Inc. *	55,750	686,282

		3,087,571

Road & Rail (3.1%)
Heartland Express, Inc.	79,755	1,359,025
Old Dominion Freight Line, Inc. *	39,980	1,467,266

		2,826,291

Semiconductors & Semiconductor Equipment (8.1%)
Diodes, Inc. *	66,775	1,734,147
EMCORE Corp. *	252,224	1,240,942
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
NorthPointe Small Cap Growth Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
IXYS Corp. *	75,230	$920,815
Monolithic Power Systems, Inc. *	50,000	1,087,500
ON Semiconductor Corp. *	193,250	1,814,618
Silicon Motion Technology Corp. ADR — TW*	93,620	692,788

		7,490,810

Software (5.3%)
Double-Take Software, Inc. *	94,654	1,044,980
MICROS Systems, Inc. *	38,740	1,227,283
Radiant Systems, Inc. *	130,805	1,492,485
Smith Micro Software, Inc. *	159,178	1,146,082

		4,910,830

Specialty Retail (1.3%)
Wet Seal, Inc. (The), Class A *	272,790	1,197,548

Textiles, Apparel & Luxury Goods (1.3%)
Iconix Brand Group, Inc. *	103,550	1,242,600

Total Common Stocks		90,777,509

Repurchase Agreements (3.2%)
CS First Boston, 2.03%, dated 07/31/08, due 08/01/08, repurchase price $2,948,715, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 11/01/35-07/20/38; total market value of $3,007,520	$2,948,549	2,948,549

Total Repurchase Agreements		2,948,549

Total Investments (Cost $98,700,582) (a) — 101.4%		93,726,058

Liabilities in excess of other assets — (1.4)%		(1,310,838)

NET ASSETS — 100.0%		$92,415,220

*	Denotes a non-income producing security.

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CN	China

TW	Taiwan
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
NorthPointe Small Cap Value Fund

	Shares	Value
Common Stocks (93.9%)
Auto Components (1.5%)
BorgWarner, Inc.	2,400	$96,768
Exide Technologies *	7,700	121,660
Spartan Motors, Inc.	2,977	16,135

		234,563

Beverages (0.9%)
Constellation Brands, Inc., Class A *	6,700	144,184

Biotechnology (4.3%)
BioMarin Pharmaceutical, Inc. *	7,600	247,380
Omrix Biopharmaceuticals, Inc. *	8,800	163,680
OSI Pharmaceuticals, Inc. *	4,700	247,361

		658,421

Capital Markets (2.3%)
Hercules Technology Growth Capital, Inc.	20,300	201,985
Knight Capital Group, Inc., Class A *	9,100	149,149

		351,134

Chemicals (4.2%)
Airgas, Inc.	2,400	137,472
Albemarle Corp.	3,600	140,148
Intrepid Potash, Inc. *	1,919	106,121
Landec Corp. *	11,200	99,456
Olin Corp.	5,700	169,518

		652,715

Commercial Banks (4.9%)
Bank of the Ozarks, Inc.	7,800	159,900
First Midwest Bancorp, Inc.	9,234	189,574
Glacier Bancorp, Inc.	9,400	203,698
Green Bankshares, Inc.	14,455	199,190

		752,362

Commercial Services & Supplies (2.5%)
ABM Industries, Inc.	5,300	126,829
Administaff, Inc.	5,600	160,776
EnergySolutions, Inc.	5,100	104,601

		392,206

Communications Equipment (4.4%)
ADC Telecommunications, Inc. *	10,000	94,600
Comtech Telecommunications Corp. *	3,100	152,303
Harmonic, Inc. *	17,500	136,325
Hughes Communications, Inc. *	4,391	191,755
Opnext, Inc. *	19,900	110,246

		685,229

Computers & Peripherals (1.7%)
Intermec, Inc. *	5,700	107,274
NCR Corp. *	5,500	147,730

		255,004

Consumer Finance (1.4%)
Student Loan Corp. (The)	2,038	221,999

Containers & Packaging (1.0%)
Crown Holdings, Inc. *	5,300	148,559

Distributor (1.0%)
DXP Enterprises, Inc. *	3,225	154,284

Diversified Consumer Services (0.9%)
Stewart Enterprises, Inc., Class A	16,100	143,451

Diversified Financial Services (2.0%)
KKR Financial Holdings LLC	14,431	148,206

	Shares	Value
Common Stocks (continued)
Diversified Financial Services (continued)
Portfolio Recovery Associates, Inc. *	3,900	$155,493

		303,699

Diversified Telecommunication Services (1.6%)
Cogent Communications Group, Inc. *	5,600	67,536
NTELOS Holdings Corp.	7,667	183,318

		250,854

Electric Utility (1.1%)
DPL, Inc.	6,900	175,122

Electrical Equipment (3.1%)
Baldor Electric Co.	4,100	139,605
Polypore International, Inc. *	6,260	163,699
Thomas & Betts Corp. *	4,400	182,072

		485,376

Electronic Equipment & Instruments (1.4%)
Photon Dynamics, Inc. *	11,700	174,330
Sanmina-SCI Corp. *	27,235	48,206

		222,536

Energy Equipment & Services (3.0%)
Basic Energy Services, Inc. *	4,300	115,756
Key Energy Services, Inc. *	11,200	179,872
Matrix Service Co. *	7,600	171,532

		467,160

Food & Staples Retailing (2.7%)
BJ’s Wholesale Club, Inc. *	3,300	123,849
Casey’s General Stores, Inc.	2,200	54,120
Nash Finch Co.	2,655	104,793
Spartan Stores, Inc.	5,870	139,647

		422,409

Food Products (1.0%)
Ralcorp Holdings, Inc. *	2,800	151,088

Health Care Equipment & Supplies (2.4%)
Natus Medical, Inc. *	8,200	190,322
Sirona Dental Systems, Inc. *	7,400	183,668

		373,990

Health Care Providers & Services (3.3%)
Animal Health International, Inc. *	15,390	84,799
Hythiam, Inc. *	47,500	114,000
inVentiv Health, Inc. *	5,500	132,880
Psychiatric Solutions, Inc. *	4,900	171,598

		503,277

Hotels, Restaurants & Leisure (1.0%)
Darden Restaurants, Inc.	4,500	146,565

Household Durables (1.0%)
Jarden Corp. *	6,300	151,389

Industrial Conglomerate (1.1%)
Teleflex, Inc.	2,800	171,696

Information Technology Services (1.1%)
CACI International, Inc., Class A *	3,700	166,352

Insurance (4.9%)
Amerisafe, Inc. *	6,530	118,650
Hanover Insurance Group, Inc. (The)	5,200	223,184
Meadowbrook Insurance Group, Inc.	32,360	207,428
Tower Group, Inc.	8,784	200,099

		749,361

See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
NorthPointe Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Machinery (1.9%)
ESCO Technologies, Inc. *	3,800	$156,370
Gardner Denver, Inc. *	2,900	132,240

		288,610

Media (1.7%)
Lions Gate Entertainment Corp. *	17,200	169,420
Valassis Communications, Inc. *	10,600	93,492

		262,912

Multi-Utility (1.1%)
Avista Corp.	7,300	165,126

Multiline Retail (0.8%)
Dollar Tree, Inc. *	3,200	120,000

Natural Gas Utility (0.1%)
WGL Holdings, Inc.	545	18,819

Oil, Gas & Consumable Fuels (2.7%)
Cano Petroleum, Inc. *	15,700	62,015
Kodiak Oil & Gas Corp. *	60,723	202,815
Rex Energy Corp. *	7,300	145,270

		410,100

Real Estate Investment Trusts (6.6%)
American Campus Communities, Inc.	5,303	155,272
BioMed Realty Trust, Inc.	4,500	116,100
Cogdell Spencer, Inc.	8,740	164,312
DuPont Fabros Technology, Inc.	5,465	89,353
Entertainment Properties Trust	2,900	155,556
NorthStar Realty Finance Corp.	18,400	154,192
Weingarten Realty Investors	6,100	185,989

		1,020,774

Real Estate Management & Development (0.9%)
Meruelo Maddux Properties, Inc. *	73,552	141,955

Road & Rail (2.3%)
Con-way, Inc.	3,600	182,016
YRC Worldwide, Inc. *	10,100	170,690

		352,706

Semiconductors & Semiconductor Equipment (2.7%)
Applied Micro Circuits Corp. *	22,300	173,048
Skyworks Solutions, Inc. *	15,200	143,792
Teradyne, Inc. *	9,800	91,826

		408,666

Software (3.1%)
Aspen Technology, Inc. *	14,000	186,200
Compuware Corp. *	14,800	162,800
NetScout Systems, Inc. *	9,500	129,390

		478,390

Specialty Retail (4.1%)
Brown Shoe Co., Inc.	10,500	169,470
Sally Beauty Holdings, Inc. *	26,100	193,140
Talbots, Inc.	9,900	138,699
Tween Brands, Inc. *	2,800	38,556
Wet Seal, Inc. (The), Class A *	19,500	85,605

		625,470

Thrifts & Mortgage Finance (2.0%)
People’s United Financial, Inc.	10,500	178,290
United Financial Bancorp, Inc.	11,319	135,715

		314,005

Water Utility (0.8%)
California Water Service Group	3,500	128,590

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Wireless Telecommunication Services (1.4%)
NII Holdings, Inc. *	4,000	$218,640

Total Common Stocks		14,489,748

Repurchase Agreements (6.3%)
CS First Boston, 2.03%, dated 07/31/08, due 08/01/08, repurchase price $977,386, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 11/01/35-07/20/38; total market value of $996,878	$977,331	977,331

Total Repurchase Agreements		977,331
Total Investments (Cost $15,981,255) (a) — 100.2%		15,467,079
Liabilities in excess of other assets — (0.2)%		(34,263)

NET ASSETS — 100.0%		$15,432,816

*	Denotes a non-income producing security.

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide U.S. Small Cap Value Fund

	Shares	Value
Common Stocks (99.5%)
Aerospace & Defense (1.4%)
Allied Defense Group, Inc. (The)	400	$2,248
Argon ST, Inc. *	1,200	29,736
Ceradyne, Inc. *	500	23,175
DRS Technologies, Inc.	2,200	173,360
Ducommun, Inc. *	1,000	27,410
Esterline Technologies Corp. *	2,300	112,194
Sparton Corp.	400	1,656
Sypris Solutions, Inc.	100	365
Triumph Group, Inc.	1,000	52,960

		423,104

Air Freight & Logistics (0.1%)
Atlas Air Worldwide Holdings, Inc. *	500	24,065
Park-Ohio Holdings Corp. *	800	13,944

		38,009

Airlines (0.2%)
ExpressJet Holdings, Inc.	2,400	742
Frontier Airlines Holdings, Inc.	2,000	540
UAL Corp.	6,300	52,353

		53,635

Auto Components (1.0%)
American Axle & Manufacturing Holdings, Inc.	200	1,176
ArvinMeritor, Inc.	400	5,524
ATC Technology Corp. *	500	12,560
Modine Manufacturing Co.	2,900	50,576
Shiloh Industries, Inc.	1,577	15,660
Spartan Motors, Inc.	1,800	9,756
Standard Motor Products, Inc.	1,600	15,024
Stoneridge, Inc. *	1,400	18,438
Superior Industries International, Inc.	2,300	38,847
Tenneco, Inc. *	2,500	36,050
TRW Automotive Holdings Corp. *	5,700	105,735

		309,346

Beverages (0.9%)
Constellation Brands, Inc., Class A *	10,900	234,568
MGP Ingredients, Inc.	800	4,400
National Beverage Corp. *	2,500	19,475

		258,443

Biotechnology (0.7%)
Anadys Pharmaceuticals, Inc.	1,300	3,536
Avigen, Inc.	1,600	5,280
Celera Corp. *	6,100	83,265
Combinatorx, Inc.	2,500	9,350
Lexicon Pharmaceuticals, Inc. *	7,400	18,204
Martek Biosciences Corp. *	1,700	63,937
MediciNova, Inc.	500	1,895
Neurocrine Biosciences, Inc. *	2,700	12,528
Repligen Corp. *	2,200	11,726

		209,721

Building Products (1.3%)
American Woodmark Corp.	1,300	30,667
Ameron International Corp.	1,000	129,290
Builders FirstSource, Inc. *	3,200	13,984
Gibraltar Industries, Inc.	2,600	41,106
Insteel Industries, Inc.	1,000	17,670
NCI Building Systems, Inc. *	1,500	56,190
Simpson Manufacturing Co., Inc.	1,800	43,218
Trex Co., Inc. *	1,100	18,524

	Shares	Value
Common Stocks (continued)
Building Products (continued)
Universal Forest Products, Inc.	1,500	$40,500

		391,149

Capital Markets (1.3%)
Broadpoint Securities Group, Inc. *	1,700	4,301
Capital Southwest Corp.	150	19,558
E*Trade Financial Corp. *	35,800	108,116
FirstCity Financial Corp.	1,000	3,480
Harris & Harris Group, Inc. *	100	677
KBW, Inc. *	1,200	31,704
Knight Capital Group, Inc., Class A *	5,200	85,228
MCG Capital Corp.	3,500	16,730
Penson Worldwide, Inc. *	2,200	40,524
Sanders Morris Harris Group, Inc.	2,400	18,600
Stifel Financial Corp. *	600	25,266
SWS Group, Inc.	1,400	26,488

		380,672

Chemicals (3.9%)
American Pacific Corp.	600	9,900
Arch Chemicals, Inc.	1,000	32,100
Ashland, Inc.	3,400	142,018
Cabot Corp.	3,700	99,271
Chemtura Corp.	13,700	89,324
Cytec Industries, Inc.	2,600	140,556
Ferro Corp.	1,800	39,168
GenTek, Inc. *	600	17,316
H.B. Fuller Co.	1,800	45,000
Kronos Worldwide, Inc.	900	12,987
Minerals Technologies, Inc.	1,000	64,510
N.L. Industries, Inc.	2,600	25,922
Penford Corp.	1,000	14,320
PolyOne Corp. *	7,100	53,250
Quaker Chemical Corp.	1,000	29,880
Sensient Technologies Corp.	1,800	56,016
Spartech Corp.	2,700	27,297
Stepan Co.	1,000	57,360
Valspar Corp.	5,900	127,853
Westlake Chemical Corp.	5,000	87,550

		1,171,598

Commercial Banks (8.1%)
1st Source Corp.	1,300	30,342
Amcore Financial, Inc.	1,215	7,460
AmericanWest Bancorp	1,000	1,510
Ameris Bancorp	600	6,438
AmeriServ Financial, Inc.	1,800	5,130
Appalachian Bancshares, Inc.	400	2,624
Arrow Financial Corp.	600	13,716
Bancfirst Corp.	372	17,577
BancorpSouth, Inc.	6,300	134,190
BancTrust Financial Group, Inc.	800	6,000
Bank of Florida Corp.	1,000	6,540
Bank of Granite Corp.	1,200	9,888
Banner Corp.	1,000	9,530
Boston Private Financial Holdings, Inc.	2,000	15,660
Cadence Financial Corp.	1,000	10,000
Capital City Bank Group, Inc.	1,500	35,625
Capital Corp. of the West	1,000	4,760
Capitol Bancorp Ltd.	800	10,632
Cardinal Financial Corp.	1,900	16,131
Central Jersey Bancorp	700	5,565
Central Pacific Financial Corp.	1,300	14,391
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide U.S. Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Chemical Financial Corp.	1,300	$34,541
City Holding Co.	1,000	44,480
CoBiz Financial, Inc.	1,300	12,493
Columbia Banking System, Inc.	1,600	24,176
Community Bank System, Inc.	1,200	28,320
Community Trust Bancorp, Inc.	1,000	30,820
Crescent Financial Corp.	300	1,788
Enterprise Financial Services Corp.	963	20,213
First Bancorp North Carolina	1,500	23,940
First Commonwealth Financial Corp.	2,900	33,060
First Community Bancshares, Inc.	600	21,498
First Financial Bancorp	3,200	36,160
First Financial Corp.	1,000	37,360
First Regional Bancorp	400	2,004
First Security Group, Inc.	900	6,561
First South Bancorp, Inc.	700	13,300
FirstMerit Corp.	1,800	35,424
FNB Corp.	1,000	8,120
Fulton Financial Corp.	9,400	99,076
Gateway Financial Holdings, Inc.	1,000	7,190
German American Bancorp	1,000	12,350
Great Southern Bancorp, Inc.	1,000	10,470
Green Bankshares, Inc.	1,100	15,158
Guaranty Bancorp *	4,600	24,380
Harleysville National Corp.	1,900	27,303
Heartland Financial USA, Inc.	1,400	28,742
Heritage Commerce Corp.	600	6,270
Home Bancshares, Inc.	1,400	36,526
IBERIABANK Corp.	1,000	51,480
Independent Bank Corp.	1,200	31,392
Integra Bank Corp.	900	6,993
Lakeland Bancorp, Inc.	1,828	21,040
Lakeland Financial Corp.	1,000	20,600
Macatawa Bank Corp.	800	7,480
MainSource Financial Group, Inc.	1,600	28,560
MB Financial, Inc.	2,700	66,771
MBT Financial Corp.	700	3,353
Nara Bancorp, Inc.	2,300	24,104
National Penn Bancshares, Inc.	6,100	81,923
NBT Bancorp, Inc.	1,300	32,227
NewBridge Bancorp	1,500	12,870
Old National Bancorp	3,600	54,648
Old Second Bancorp, Inc.	1,000	15,220
Pacific Capital Bancorp	1,800	23,526
Pacific Mercantile Bancorp	1,000	6,510
PacWest Bancorp	1,500	27,930
Park National Corp.	1,000	62,630
Peoples Bancorp, Inc.	1,000	18,200
Pinnacle Financial Partners, Inc. *	500	12,605
PrivateBancorp, Inc.	700	20,685
Prosperity Bancshares, Inc.	257	8,250
Renasant Corp.	1,800	31,878
S&T Bancorp, Inc.	1,300	43,602
S.Y. Bancorp, Inc.	700	18,060
Sandy Spring Bancorp, Inc.	1,000	16,610
SCBT Financial Corp.	600	20,850
Seacoast Banking Corp. of Florida	1,800	15,246
Simmons First National Corp., Class A	800	23,800
Smithtown Bancorp, Inc.	700	13,258
Somerset Hills Bancorp	400	3,600
South Financial Group, Inc. (The)	3,900	23,517

	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Southern Community Financial Corp.	1,400	$7,000
Southside Bancshares, Inc.	800	15,864
Southwest Bancorp, Inc.	700	9,758
State Bancorp, Inc.	1,000	12,690
StellarOne Corp.	2,000	33,780
Sterling Bancorp	1,000	14,040
Sterling Bancshares, Inc.	3,900	37,908
Susquehanna Bancshares, Inc.	3,400	48,688
Texas Capital Bancshares, Inc. *	600	9,690
TIB Financial Corp.	1,111	6,821
Tompkins Financial Corp.	600	25,626
Trico Bancshares	1,000	15,080
Trustmark Corp.	300	5,418
UCBH Holdings, Inc.	5,600	25,256
UMB Financial Corp.	868	47,801
Umpqua Holdings Corp.	3,300	44,814
Union Bankshares Corp.	1,200	26,208
United Bankshares, Inc.	200	5,038
Univest Corp. of Pennsylvania	1,100	29,150
Washington Trust Bancorp, Inc.	300	7,164
WesBanco, Inc.	2,300	52,417
West Bancorp, Inc.	1,500	17,670
Whitney Holding Corp.	369	7,587
Wilshire Bancorp, Inc.	1,600	19,712
Wintrust Financial Corp.	100	2,065
Yadkin Valley Financial Corp.	900	13,851

		2,435,946

Commercial Services & Supplies (3.4%)
ABM Industries, Inc.	2,700	64,611
ACCO Brands Corp. *	4,100	35,137
Angelica Corp.	300	6,582
Barrett Business Services, Inc.	500	8,220
Bowne & Co., Inc.	1,500	19,395
CDI Corp.	1,100	22,638
Collectors Universe	1,000	7,420
Comfort Systems U.S.A., Inc.	2,200	29,172
Cornell Cos., Inc. *	800	20,840
CRA International, Inc. *	600	22,578
Ennis, Inc.	2,300	35,535
G & K Services, Inc., Class A	1,100	37,444
Geo Group, Inc. (The) *	1,000	24,040
GP Strategies Corp. *	400	3,940
Heidrick & Struggles International, Inc.	1,000	28,360
Hudson Highland Group, Inc. *	2,200	19,602
ICT Group, Inc. *	700	5,614
IKON Office Solutions, Inc.	7,100	101,530
Intersections, Inc.	1,000	8,770
Kelly Services, Inc., Class A	1,800	33,138
Kforce, Inc. *	3,500	34,580
Layne Christensen Co. *	500	22,835
LECG Corp. *	1,400	11,606
McGrath Rentcorp	1,400	40,292
Mobile Mini, Inc. *	2,700	53,946
Multi-Color Corp.	700	14,140
On Assignment, Inc. *	1,900	16,207
PHH Corp. *	4,100	63,509
Pike Electric Corp. *	1,800	32,040
RCM Technologies, Inc.	1,100	3,630
Schawk, Inc.	2,400	31,032
School Specialty, Inc. *	1,100	36,641
Standard Register Co. (The)	1,300	11,479
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide U.S. Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (continued)
Sunair Services Corp.	1,100	$2,310
Superior Uniform Group, Inc.	300	2,706
TrueBlue, Inc. *	800	12,080
United Stationers, Inc. *	500	19,165
Viad Corp.	1,600	48,768
Virco Manufacturing Corp.	700	3,297
Volt Information Sciences, Inc. *	1,900	26,353
WCA Waste Corp.	114	586

		1,021,768

Communications Equipment (2.7%)
Arris Group, Inc. *	9,300	89,001
Avocent Corp. *	3,400	80,852
Bel Fuse, Inc., Class B	900	25,524
Bookham, Inc. *	5,400	10,152
Communications Systems, Inc.	400	4,292
Digi International, Inc. *	1,400	14,168
Dycom Industries, Inc. *	2,200	34,914
EMS Technologies, Inc. *	1,200	24,852
Emulex Corp. *	1,700	19,159
Endwave Corp.	800	5,112
Extreme Networks, Inc. *	2,700	7,911
Globecomm Systems, Inc. *	1,400	12,866
Ixia *	1,600	14,016
JDS Uniphase Corp. *	2,400	26,232
KVH Industries, Inc. *	1,000	7,960
Network Equipment Technologies, Inc. *	1,500	4,380
Nextwave Wireless, Inc. *	5,600	18,144
Occam Networks, Inc.	800	3,960
Oplink Communications, Inc. *	1,200	13,044
Optical Cable Corp.	300	1,980
Orbcomm, Inc. *	2,300	15,295
PC-Tel, Inc.	1,200	12,516
Performance Technologies, Inc.	500	2,310
Plantronics, Inc.	1,600	38,960
Powerwave Technologies, Inc. *	10,000	41,000
SCM Microsystems, Inc.	700	2,184
Seachange International, Inc. *	2,300	17,066
Soapstone Networks, Inc.	1,000	4,240
Sycamore Networks, Inc. *	21,500	74,820
Symmetricom, Inc. *	1,500	7,245
Tekelec *	1,300	20,267
Tellabs, Inc. *	22,200	114,108
UTStarcom, Inc. *	9,500	44,840

		813,370

Computers & Peripherals (0.8%)
Actividentity Corp.	2,500	6,450
Adaptec, Inc. *	10,700	39,055
Avid Technology, Inc. *	200	4,422
Dot Hill Systems Corp.	3,400	8,976
Electronics for Imaging, Inc. *	3,100	43,431
Hypercom Corp. *	4,700	22,842
Imation Corp.	2,900	55,274
Intevac, Inc. *	1,900	20,235
Presstek, Inc. *	2,000	10,700
Quantum Corp. *	11,000	18,040
Techteam Global, Inc.	1,000	10,000

		239,425

Construction & Engineering (1.3%)
EMCOR Group, Inc. *	3,500	105,420
Granite Construction, Inc.	700	22,141

	Shares	Value
Common Stocks (continued)
Construction & Engineering (continued)
Insituform Technologies, Inc., Class A *	2,400	$41,496
Sterling Construction Co., Inc. *	700	14,441
URS Corp. *	4,800	201,216

		384,714

Construction Materials (0.2%)
Headwaters, Inc. *	3,700	48,507
U.S. Concrete, Inc. *	3,500	14,140

		62,647

Consumer Finance (0.6%)
Advanta Corp., Class A	1,300	8,892
Advanta Corp., Class B	2,800	22,148
AmeriCredit Corp. *	8,800	77,176
Cash America International, Inc.	700	29,512
Consumer Portfolio Services, Inc.	1,500	3,300
Nelnet, Inc., Class A	3,300	35,574
Rewards Network, Inc. *	1,400	6,958

		183,560

Containers & Packaging (0.6%)
Bemis Co., Inc.	5,400	152,064
Caraustar Industries, Inc.	2,600	4,862
Rock-Tenn Co., Class A	700	24,885

		181,811

Distributors (0.1%)
Core-Mark Holding Co., Inc. *	800	21,784
Design Within Reach, Inc.	1,300	3,900

		25,684

Diversified Consumer Services (0.5%)
Carriage Services, Inc.	1,570	9,734
Lincoln Educational Services Corp. *	1,400	19,306
Mac-Gray Corp.	100	1,101
National Technical Systems, Inc.	400	2,012
Regis Corp.	3,300	92,367
Stewart Enterprises, Inc., Class A	2,300	20,493

		145,013

Diversified Financial Services (0.5%)
Asset Acceptance Capital Corp. *	1,700	20,009
Encore Capital Group, Inc. *	2,000	24,500
Financial Federal Corp.	1,000	23,050
Medallion Financial Corp.	1,600	15,808
NewStar Financial, Inc. *	4,300	23,607
Pico Holdings, Inc. *	500	23,130
Portfolio Recovery Associates, Inc. *	500	19,935

		150,039

Diversified Telecommunication Services (1.0%)
Arbinet-thexchange, Inc.	1,400	5,600
CenturyTel, Inc.	6,000	223,140
Consolidated Communications Holdings, Inc.	1,600	22,336
General Communication, Inc., Class A *	4,400	39,468

		290,544

Electrical Equipment (1.4%)
A.O. Smith Corp.	1,700	67,490
Belden, Inc.	3,400	125,528
BTU International, Inc. *	700	6,713
Coleman Cable, Inc. *	1,200	14,628
Encore Wire Corp.	2,000	36,460
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide U.S. Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Electrical Equipment (continued)
EnerSys *	2,400	$77,472
LSI Industries, Inc.	1,600	14,768
Magnetek, Inc. *	600	2,790
Plug Power, Inc. *	3,900	9,360
Regal-Beloit Corp.	1,700	70,975

		426,184

Electronic Equipment & Instruments (4.7%)
Avnet, Inc. *	5,300	144,478
AVX Corp.	9,300	93,651
Benchmark Electronics, Inc. *	5,200	76,128
CalAmp Corp.	800	1,728
Checkpoint Systems, Inc. *	3,000	63,210
Cogent, Inc. *	1,800	18,252
Cognex Corp.	2,300	43,355
CPI International, Inc. *	400	5,780
CyberOptics Corp.	400	3,740
DDi Corp.	1,000	5,950
Excel Technology, Inc. *	600	18,924
FARO Technologies, Inc. *	900	21,330
Frequency Electronics, Inc.	1,000	5,500
Gerber Scientific, Inc. *	1,300	15,431
I.D. Systems, Inc.	29	200
Ingram Micro, Inc., Class A *	9,300	171,399
Intelli-Check — Mobilisa, Inc.	1,000	1,760
Keithley Instruments, Inc.	1,200	11,280
L-1 Identity Solutions, Inc. *	5,900	79,473
Lecroy Corp.	1,000	8,990
Littelfuse, Inc. *	1,200	38,352
Mercury Computer Systems, Inc. *	1,200	9,168
Methode Electronics, Inc.	3,400	38,046
Napco Security Systems, Inc.	1,700	7,514
Nu Horizons Electronics Corp.	1,000	4,790
OSI Systems, Inc. *	1,000	21,070
PAR Technology Corp.	1,300	10,621
Park Electrochemical Corp.	500	12,670
Perceptron, Inc.	700	5,600
Planar Systems, Inc. *	1,000	2,160
Plexus Corp. *	2,500	71,250
Radisys Corp. *	1,900	22,002
Richardson Electronics Ltd.	1,400	8,680
Rogers Corp. *	500	20,655
ScanSource, Inc. *	600	18,414
Spectrum Control, Inc. *	1,000	7,250
SYNNEX Corp. *	2,500	58,400
Tech Data Corp. *	3,000	104,610
Technitrol, Inc.	1,925	26,988
TTM Technologies, Inc. *	2,300	25,875
Vishay Intertechnology, Inc. *	9,600	86,112
X-Rite, Inc. *	1,600	5,552
Zones, Inc.	600	5,010
Zygo Corp. *	1,600	17,296

		1,418,644

Energy Equipment & Services (1.9%)
Allis-Chalmers Energy, Inc. *	2,700	41,499
Bristow Group, Inc. *	1,800	80,982
Bronco Drilling Co., Inc. *	1,400	24,500
Cal Dive International, Inc. *	1,400	14,994
Geokinetics, Inc. *	800	14,400
Gulf Island Fabrication, Inc.	1,000	44,350
Hornbeck Offshore Services, Inc. *	1,400	62,412
Newpark Resources, Inc. *	1,200	8,784

	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (continued)
OMNI Energy Services Corp. *	1,400	$7,154
Parker Drilling Co. *	1,500	12,105
Patterson-UTI Energy, Inc.	579	16,455
PHI, Inc. — Non Voting *	1,000	40,170
Pioneer Drilling Co. *	2,700	42,903
SEACOR Holdings, Inc. *	1,300	108,771
Trico Marine Services, Inc. *	1,000	25,520
Union Drilling, Inc. *	1,200	23,112

		568,111

Food & Staples Retailing (1.2%)
Andersons, Inc. (The)	1,000	45,450
Casey’s General Stores, Inc.	1,700	41,820
Longs Drug Stores Corp.	700	32,725
Ruddick Corp.	2,600	80,496
Weis Markets, Inc.	2,100	79,779
Winn-Dixie Stores, Inc. *	4,100	65,149

		345,419

Food Products (2.6%)
B&G Foods, Inc., Class A	2,800	24,920
Chiquita Brands International, Inc. *	3,300	50,655
Del Monte Foods Co.	10,900	92,541
Farmer Bros Co.	1,300	34,242
Hain Celestial Group, Inc. *	2,100	54,894
Imperial Sugar Co.	1,000	13,980
J&J Snack Foods Corp.	1,100	34,837
J.M. Smucker Co. (The)	3,100	151,094
John B. Sanfilippo & Son, Inc.	300	2,565
Maui Land & Pineapple Co., Inc. *	500	14,250
Ralcorp Holdings, Inc. *	500	26,980
Sanderson Farms, Inc.	500	19,870
Smart Balance, Inc. *	4,700	34,780
Smithfield Foods, Inc. *	7,700	165,396
TreeHouse Foods, Inc. *	2,400	65,040

		786,044

Health Care Equipment & Supplies (2.2%)
Advanced Medical Optics, Inc. *	1,200	20,832
Alphatec Holdings, Inc. *	3,176	15,181
Analogic Corp.	500	36,590
AngioDynamics, Inc. *	1,800	28,584
ATS Medical, Inc.	4,200	11,550
Cantel Medical Corp. *	1,000	9,330
Cardiac Science Corp. *	1,200	10,680
CONMED Corp. *	2,200	66,858
Cooper Cos., Inc. (The)	3,500	117,950
Cynosure, Inc., Class A *	600	14,832
Datascope Corp.	1,000	46,680
ev3, Inc. *	8,000	77,200
Greatbatch, Inc. *	1,700	34,782
Healthtronics, Inc.	3,450	11,006
Home Diagnostics, Inc.	1,100	8,844
Invacare Corp.	1,700	40,001
Misonix, Inc.	600	2,112
Nutraceutical International Corp.	500	6,105
Osteotech, Inc. *	1,000	5,760
Rochester Medical Corp.	900	10,323
RTI Biologics, Inc. *	4,100	33,989
Theragenics Corp. *	3,000	10,860
Thoratec Corp. *	1,100	20,636
Vital Signs, Inc.	223	16,312
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide U.S. Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
Young Innovations, Inc.	700	$15,253

		672,250

Health Care Providers & Services (2.8%)
Allion Healthcare, Inc.	1,700	9,843
American Dental Partners, Inc.	1,100	11,231
AMN Healthcare Services, Inc. *	1,800	34,020
Amsurg Corp. *	1,300	34,840
Assisted Living Concepts, Inc., Class A *	4,100	23,534
Brookdale Senior Living, Inc.	3,000	45,780
Capital Senior Living Corp. *	2,400	16,656
Continucare Corp.	6,000	14,220
Emeritus Corp. *	800	13,480
Five Star Quality Care, Inc. *	2,200	9,658
Gentiva Health Services, Inc. *	2,200	56,188
Hanger Orthopedic Group, Inc. *	1,300	22,165
HealthSpring, Inc. *	4,500	87,525
Integramed America, Inc.	1,000	6,450
inVentiv Health, Inc. *	700	16,912
MedCath Corp. *	1,500	28,005
Medical Staffing Network Holdings, Inc.	1,400	4,270
Molina Healthcare, Inc. *	1,500	44,760
National HealthCare Corp.	500	25,445
NovaMed, Inc.	2,200	8,668
Odyssey HealthCare, Inc. *	1,800	16,956
Omnicare, Inc.	6,900	203,136
PDI, Inc.	800	7,248
Providence Service Corp. (The) *	1,000	10,900
RehabCare Group, Inc. *	1,400	23,184
Res-Care, Inc. *	2,200	40,392
Sunrise Senior Living, Inc. *	1,000	17,930
Trimeris, Inc.*	1,600	8,144

		841,540

Health Care Technology (0.1%)
AMICAS, Inc.	3,800	9,956
Vital Images, Inc. *	1,300	19,760

		29,716

Hotels, Restaurants & Leisure (1.8%)
Bluegreen Corp. *	1,500	17,325
Bob Evans Farms, Inc.	1,900	54,416
California Pizza Kitchen, Inc. *	1,400	18,270
Churchill Downs, Inc.	1,000	37,750
DineEquity, Inc.	1,400	32,340
Dover Motorsports, Inc.	1,000	4,480
FortuNet, Inc.	400	1,880
Interstate Hotels & Resorts, Inc.	2,502	6,630
J. Alexander’s Corp.	500	3,070
Luby’s, Inc. *	1,400	9,744
Marcus Corp.	1,800	28,638
McCormick & Schmick’s Seafood Restaurants, Inc.	1,300	10,543
MTR Gaming Group, Inc.	2,160	7,970
Peet’s Coffee & Tea, Inc. *	800	15,592
Red Lion Hotels Corp.	1,000	8,460
Speedway Motorsports, Inc.	2,400	46,344
Triarc Cos., Inc., Class A	150	830
Vail Resorts, Inc. *	1,000	40,380
Wyndham Worldwide Corp.	10,000	179,400

		524,062

	Shares	Value
Common Stocks (continued)
Household Durables (4.7%)
Acme United Corp.	200	$2,720
Avatar Holdings, Inc. *	800	25,320
Bassett Furniture Industries, Inc.	1,000	11,890
Brookfield Homes Corp.	2,300	30,268
Cavco Industries, Inc. *	500	16,850
Central Garden & Pet Co.	2,100	9,702
Champion Enterprises, Inc. *	4,200	16,590
Craftmade International, Inc.	300	1,557
CSS Industries, Inc.	1,000	28,280
Ethan Allen Interiors, Inc.	800	20,080
Furniture Brands International, Inc.	3,700	43,919
Helen of Troy Ltd. *	2,700	55,512
Hovnanian Enterprises, Inc., Class A *	5,500	38,665
Jarden Corp. *	5,900	141,777
KB Home	1,000	17,590
La-Z-Boy, Inc.	4,500	33,210
Leggett & Platt, Inc.	9,200	179,400
M.D.C. Holdings, Inc.	2,700	112,104
M/I Homes, Inc.	1,200	22,740
Meritage Homes Corp. *	2,700	48,735
Mohawk Industries, Inc. *	3,900	229,983
Orleans Homebuilders, Inc.	1,500	6,825
Palm Harbor Homes, Inc. *	1,200	9,972
Ryland Group, Inc.	500	10,295
Skyline Corp.	800	20,856
Standard Pacific Corp.	6,400	21,376
Stanley Furniture Co., Inc.	800	6,800
Whirlpool Corp.	3,029	229,295

		1,392,311

Household Products (0.1%)
Central Garden & Pet Co., Class A *	4,200	17,556

Industrial Conglomerate (0.1%)
Standex International Corp.	1,100	24,079

Information Technology Services (1.3%)
Acxiom Corp.	1,500	19,260
CACI International, Inc., Class A *	1,600	71,936
Convergys Corp. *	6,900	87,630
Edgewater Technology, Inc.	400	1,880
Fidelity National Information Services, Inc.	600	11,370
Lionbridge Technologies, Inc.	2,600	6,864
Perot Systems Corp., Class A *	6,700	112,024
SI International, Inc. *	1,200	21,936
SM&A	1,700	6,460
SRA International, Inc., Class A *	900	19,755
StarTek, Inc. *	1,300	11,726
SYKES Enterprises, Inc. *	800	14,128

		384,969

Insurance (10.3%)
21st Century Holding Co.	400	3,400
Affirmative Insurance Holdings, Inc.	500	3,355
AmCOMP, Inc. *	800	8,240
American Financial Group, Inc.	6,400	185,408
Amerisafe, Inc. *	1,700	30,889
Amtrust Financial Services, Inc.	1,300	18,941
Cincinnati Financial Corp.	3,300	91,872
CNA Surety Corp. *	2,400	31,176
Conseco, Inc. *	10,400	87,152
Delphi Financial Group, Inc., Class A	3,200	79,840
Donegal Group, Inc., Class A	1,800	31,356
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide U.S. Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Insurance (continued)
Eastern Insurance Holdings, Inc.	1,000	$15,630
FBL Financial Group, Inc., Class A	1,600	33,360
Fidelity National Financial, Inc., Class A	12,600	168,336
First Acceptance Corp. *	1,300	4,888
First American Corp.	5,200	131,040
First Mercury Financial Corp. *	1,600	25,600
FPIC Insurance Group, Inc. *	1,000	49,950
Hallmark Financial Services *	1,100	10,637
Hanover Insurance Group, Inc. (The)	2,800	120,176
HCC Insurance Holdings, Inc.	6,100	138,165
Hilb, Rogal & Hobbs Co.	2,000	86,700
Hilltop Holdings, Inc. *	4,300	44,333
Independence Holding Co.	1,400	17,822
Meadowbrook Insurance Group, Inc.	1,700	10,897
Mercer Insurance Group, Inc.	500	8,470
Mercury General Corp.	2,400	121,224
Navigators Group, Inc. *	1,000	47,560
NYMAGIC, Inc.	192	3,840
Odyssey Re Holdings Corp.	3,800	148,466
Old Republic International Corp.	13,000	136,500
Penn Treaty American Corp.	1,300	5,850
ProAssurance Corp. *	2,500	122,350
ProCentury Corp.	232	3,817
Protective Life Corp.	3,800	136,648
Reinsurance Group of America, Inc.	3,300	164,010
RLI Corp.	900	49,158
Safety Insurance Group, Inc.	1,000	42,470
SeaBright Insurance Holdings, Inc. *	1,900	21,850
Specialty Underwriters’ Alliance, Inc.	700	3,465
State Auto Financial Corp.	2,200	63,602
Stewart Information Services Corp.	1,500	26,190
Tower Group, Inc.	600	13,668
Transatlantic Holdings, Inc.	3,764	218,086
United Fire & Casualty Co.	1,100	29,887
W.R. Berkley Corp.	9,500	224,390
Zenith National Insurance Corp.	1,500	51,615

		3,072,279

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A *	1,500	8,265
Hollywood Media Corp.	2,600	6,292
PC Mall, Inc. *	1,000	8,920
Valuevision Media, Inc., Class A	1,200	3,672

		27,149

Internet Software & Services (1.0%)
CMGI, Inc. *	3,800	46,512
Greenfield Online, Inc. *	1,400	19,376
Infospace, Inc.	3,000	28,320
Internet Capital Group, Inc. *	700	5,628
Interwoven, Inc. *	900	12,672
iPass, Inc.	3,400	6,222
Keynote Systems, Inc. *	800	11,000
Knot, Inc. (The) *	1,800	15,768
LookSmart, Ltd.	500	1,560
RealNetworks, Inc. *	10,800	74,196
S1 Corp. *	3,100	25,172
SonicWALL, Inc. *	1,275	7,446
SupportSoft, Inc. *	3,300	11,220
United Online, Inc.	1,400	15,204

	Shares	Value
Common Stocks (continued)
Internet Software & Services (continued)
Website Pros, Inc. *	2,400	$15,960

		296,256

Leisure Equipment & Products (0.3%)
Aldila, Inc.	200	956
Callaway Golf Co.	1,800	22,824
Cybex International, Inc.	1,400	4,914
Nautilus, Inc.	2,800	13,664
RC2 Corp. *	1,000	22,960
Steinway Musical Instruments *	600	16,632

		81,950

Life Sciences Tools & Services (0.1%)
Caliper Life Sciences *	2,600	10,322
Harvard Bioscience, Inc.	2,000	9,960

		20,282

Machinery (3.1%)
Accuride Corp. *	3,100	8,525
Albany International Corp., Class A	2,000	57,400
American Railcar Industries, Inc.	1,900	41,800
Astec Industries, Inc. *	500	15,960
Barnes Group, Inc.	1,000	22,590
CIRCOR International, Inc.	1,000	59,560
Columbus McKinnon Corp. *	1,100	28,281
Commercial Vehicle Group, Inc. *	1,600	15,472
EnPro Industries, Inc. *	500	18,005
Flanders Corp. *	1,800	11,322
FreightCar America, Inc.	700	26,663
Greenbrier Cos., Inc.	1,200	25,116
Hardinge, Inc.	500	7,880
Hurco Cos., Inc. *	500	14,590
Kadant, Inc. *	600	12,834
Miller Industries, Inc.	500	4,300
Mueller Industries, Inc.	700	17,969
Mueller Water Products, Inc., Class A	2,300	20,930
Mueller Water Products, Inc., Class B	6,500	56,875
NACCO Industries, Inc., Class A	600	60,600
Oshkosh Corp.	4,200	75,768
Portec Rail Products, Inc.	1,000	11,870
Tecumseh Products Co., Class A *	1,100	36,025
Timken Co.	5,500	181,610
Wabash National Corp.	2,700	25,110
Watts Water Technologies, Inc., Class A	2,300	67,942

		924,997

Marine (0.3%)
Alexander & Baldwin, Inc.	2,400	104,136

Media (1.8%)
AH Belo Corp., Class A	80	432
Alloy, Inc.	1,100	7,942
Ballantyne of Omaha, Inc.	825	3,589
Beasley Broadcasting Group, Inc., Class A	100	427
Belo Corp., Class A	400	2,716
Cinemark Holdings, Inc.	8,200	120,212
Fisher Communications, Inc. *	700	25,970
Hearst-Argyle Television, Inc.	3,000	63,480
Lee Enterprises, Inc.	2,200	6,644
Liberty Media Corp. — Capital, Series A *	7,000	108,780
Live Nation, Inc. *	5,800	73,196
Media General, Inc., Class A	1,600	20,288
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide U.S. Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Media (continued)
New Frontier Media, Inc.	1,900	$6,346
Orchard Enterprises, Inc.	500	1,880
Outdoor Channel Holdings, Inc. *	2,200	15,158
Playboy Enterprises, Inc., Class B *	1,500	7,005
Saga Communications, Inc., Class A	1,600	9,600
Sinclair Broadcast Group, Inc., Class A	4,100	31,283
Valassis Communications, Inc. *	2,600	22,932

		527,880

Metals & Mining (0.8%)
AM Castle & Co.	500	10,120
Brush Engineered Materials, Inc. *	500	11,965
Friedman Industries, Inc.	300	2,181
Kaiser Aluminum Corp.	1,600	84,400
Royal Gold, Inc.	600	21,408
Stillwater Mining Co. *	1,700	16,150
Synalloy Corp.	100	1,531
USEC, Inc. *	3,100	16,182
Worthington Industries, Inc.	4,400	78,056

		241,993

Multiline Retail (0.4%)
99 Cents Only Stores *	6,200	41,478
Fred’s, Inc., Class A	3,500	45,010
Retail Ventures, Inc. *	4,300	18,490
Tuesday Morning Corp. *	3,700	14,208

		119,186

Oil, Gas & Consumable Fuels (4.8%)
Bois d’Arc Energy, Inc. *	3,600	78,840
Brigham Exploration Co. *	2,500	35,000
Callon Petroleum Co. *	500	11,495
Comstock Resources, Inc. *	2,400	146,424
Endeavour International Corp. *	7,000	11,690
EXCO Resources, Inc. *	5,600	145,880
GeoMet, Inc. *	3,500	23,205
Gulfport Energy Corp. *	600	8,652
Harvest Natural Resources, Inc. *	3,100	30,535
HKN, Inc.	1,000	9,010
Mariner Energy, Inc. *	4,700	124,362
Meridian Resource Corp. *	7,900	25,043
Mitcham Industries, Inc. *	700	10,766
Overseas Shipholding Group, Inc.	1,800	141,750
Penn Virginia Corp.	1,600	97,200
Petroleum Development Corp. *	1,000	55,310
Rosetta Resources, Inc. *	700	16,534
Stone Energy Corp. *	1,500	76,530
Swift Energy Co. *	1,600	81,312
Teton Energy Corp.	1,500	6,900
TXCO Resources, Inc. *	1,900	17,860
Whiting Petroleum Corp. *	2,300	215,441
World Fuel Services Corp.	2,200	53,020

		1,422,759

Paper & Forest Products (1.4%)
Buckeye Technologies, Inc. *	700	6,825
Louisiana-Pacific Corp.	7,900	66,834
MeadWestvaco Corp.	9,800	262,738
P.H. Glatfelter Co.	3,500	51,170
Schweitzer-Mauduit International, Inc.	1,000	18,610
Wausau Paper Corp.	2,700	23,922

		430,099

	Shares	Value
Common Stocks (continued)
Personal Products (0.4%)
Elizabeth Arden, Inc. *	1,600	$26,128
Inter Parfums, Inc.	1,700	25,466
Mannatech, Inc.	1,900	12,597
Parlux Fragrances, Inc.	1,100	6,567
Physicians Formula Holdings, Inc. *	1,300	12,129
Prestige Brands Holdings, Inc. *	3,800	37,696

		120,583

Pharmaceuticals (1.2%)
Alpharma, Inc., Class A *	2,400	54,504
Bioscrip, Inc.	2,000	7,620
Hi-Tech Pharmacal Co., Inc.	1,000	11,570
Lannett Co, Inc.	1,100	4,246
Medicis Pharmaceutical Corp., Class A	1,100	20,196
Par Pharmaceutical Cos., Inc. *	2,200	38,060
Sciele Pharma, Inc.	1,900	35,435
Vical, Inc.	2,100	7,077
Watson Pharmaceuticals, Inc. *	6,100	176,351

		355,059

Real Estate Management & Development (0.0%)
ZipRealty, Inc.	1,900	7,448

Road & Rail (2.5%)
AMERCO *	1,600	73,696
Arkansas Best Corp.	500	18,570
Avis Budget Group, Inc. *	7,700	46,970
Celadon Group, Inc. *	1,900	25,137
Genesee & Wyoming, Inc., Class A *	1,700	68,799
Marten Transport Ltd. *	1,900	39,558
Old Dominion Freight Line, Inc. *	700	25,690
PAM Transportation Services, Inc.	272	3,590
Ryder System, Inc.	3,300	217,668
USA Truck, Inc. *	900	14,382
Werner Enterprises, Inc.	5,400	128,574
YRC Worldwide, Inc. *	4,400	74,360

		736,994

Semiconductors & Semiconductor Equipment (3.7%)
Actel Corp. *	1,400	19,250
Asyst Technologies, Inc. *	3,500	15,155
Atmel Corp. *	8,600	30,358
AXT, Inc. *	2,200	8,624
Cabot Microelectronics Corp. *	900	35,136
California Micro Devices Corp.	800	2,520
Cascade Microtech, Inc.	1,000	5,750
Catalyst Semiconductor, Inc.	900	5,760
Ceva, Inc. *	500	4,065
Cirrus Logic, Inc. *	4,800	27,264
Cohu, Inc.	2,000	31,840
Eagle Test Systems, Inc. *	1,300	16,120
Exar Corp. *	2,100	16,170
Fairchild Semiconductor International, Inc. *	9,500	115,425
FEI Co. *	700	17,675
GSI Technology, Inc.	1,200	4,680
Hifn, Inc.	1,000	4,210
Ikanos Communications	1,600	3,568
Integrated Device Technology, Inc. *	10,300	103,206
Integrated Silicon Solution, Inc.	2,500	11,350
International Rectifier Corp. *	3,900	65,832
Intersil Corp., Class A	7,083	170,913
IXYS Corp. *	1,400	17,136
Kopin Corp. *	3,700	11,951
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide U.S. Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp. *	6,200	$15,004
LTX Corp. *	4,400	9,592
Mattson Technology, Inc. *	2,800	12,628
MIPS Technologies, Inc. *	3,900	14,820
Nanometrics, Inc.	1,800	7,866
OmniVision Technologies, Inc. *	4,200	45,990
Pericom Semiconductor Corp. *	1,000	14,260
Photronics, Inc. *	1,000	4,250
PLX Technology, Inc. *	1,600	8,800
RF Micro Devices, Inc. *	900	2,943
Rudolph Technologies, Inc. *	2,700	23,571
Semitool, Inc. *	1,800	16,146
Silicon Image, Inc. *	4,000	28,040
Skyworks Solutions, Inc. *	3,300	31,218
Standard Microsystems Corp. *	500	13,260
TriQuint Semiconductor, Inc. *	5,600	31,528
Ultra Clean Holdings, Inc. *	1,200	7,860
Ultratech, Inc. *	1,300	19,162
Veeco Instruments, Inc. *	1,700	27,676
Virage Logic Corp.	800	4,888
Zoran Corp. *	2,800	23,156

		1,106,616

Software (0.8%)
Bottomline Technologies, Inc. *	700	8,379
CallWave, Inc.	1,000	2,350
Captaris, Inc. *	1,400	4,704
Catapult Communications Corp. *	400	2,960
Dynamics Research Corp.	400	3,980
EPIQ Systems, Inc. *	2,100	24,528
JDA Software Group, Inc. *	1,200	20,484
Kenexa Corp. *	1,300	24,297
Lawson Software, Inc. *	3,400	27,574
MSC.Software Corp. *	1,600	20,160
OPNET Technologies, Inc. *	1,500	15,345
PLATO Learning, Inc.	800	1,552
Progress Software Corp. *	600	17,658
Secure Computing Corp. *	3,600	14,148
Smith Micro Software, Inc. *	2,700	19,440
SumTotal Systems, Inc.	2,900	13,021
TIBCO Software, Inc. *	3,600	29,556

		250,136

Specialty Retail (5.2%)
Aaron Rents, Inc.	1,200	32,964
America’s Car-Mart, Inc. *	900	17,928
AnnTaylor Stores Corp. *	3,400	76,670
AutoNation, Inc. *	10,100	104,232
Barnes & Noble, Inc.	4,200	99,372
Bebe Stores, Inc.	2,300	23,851
Brown Shoe Co., Inc.	3,200	51,648
Cabela’s, Inc. *	5,000	58,100
Casual Male Retail Group, Inc. *	3,700	15,022
Cato Corp. (The), Class A	1,500	26,835
Charlotte Russe Holding, Inc. *	1,800	23,328
Coldwater Creek, Inc. *	4,900	31,948
Conn’s, Inc. *	1,900	29,830
Dress Barn, Inc. *	1,500	24,195
DSW, Inc., Class A *	1,300	17,563
Finish Line, Class A *	4,400	47,740
Foot Locker, Inc.	8,700	131,022
Franklin Covey Co.	700	6,279

	Shares	Value
Common Stocks (continued)
Specialty Retail (continued)
Gander Mountain Co.	800	$2,416
Genesco, Inc.	600	17,640
Group 1 Automotive, Inc.	2,000	39,300
GTSI Corp.	1,000	7,210
Haverty Furniture Cos., Inc.	1,600	18,272
HOT Topic, Inc. *	3,900	24,531
Jo-Ann Stores, Inc. *	2,000	43,940
JOS. A. Bank Clothiers, Inc. *	1,000	22,400
Monro Muffler, Inc.	500	9,105
Mothers Work, Inc.	200	2,926
New York & Co., Inc. *	3,200	30,976
Office Depot, Inc. *	15,400	104,720
OfficeMax, Inc.	5,800	74,008
Penske Auto Group, Inc.	7,300	97,090
Pep Boys — Manny, Moe & Jack	4,500	33,210
Rent-A-Center, Inc. *	1,700	36,040
Rubio’s Restaurants, Inc.	1,000	5,210
Shoe Carnival, Inc. *	600	9,180
Sport Supply Group, Inc.	1,000	11,980
Stage Stores, Inc.	2,200	32,604
Systemax, Inc.	1,000	16,410
Talbots, Inc.	1,400	19,614
Tandy Leather Factory, Inc.	200	524
Zale Corp. *	3,300	72,996

		1,550,829

Staffing (0.0%)
Gevity HR, Inc.	1,100	8,195

Technology (0.1%)
Digimarc Corp. *	1,200	17,160
Hackett Group, Inc. (The) *	1,600	10,208

		27,368

Telecommunications (0.1%)
Applied Signal Technology, Inc.	1,000	14,640
Aware, Inc.	1,300	3,588
D&E Communications, Inc.	1,000	8,910

		27,138

Textiles, Apparel & Luxury Goods (1.6%)
Ashworth, Inc.	600	1,692
Columbia Sportswear Co.	2,700	100,737
Culp, Inc.	1,000	6,200
G-III Apparel Group Ltd. *	1,500	24,045
Jones Apparel Group, Inc.	1,100	18,414
K-Swiss, Inc., Class A	2,300	35,558
Kenneth Cole Productions, Inc., Class A	1,000	13,950
Lakeland Industries, Inc.	200	2,550
Lazare Kaplan International, Inc.	300	2,595
Liz Claiborne, Inc.	2,600	33,982
Movado Group, Inc.	1,600	34,400
Oxford Industries, Inc.	1,400	29,456
Perry Ellis International, Inc. *	1,400	30,450
Quiksilver, Inc. *	3,200	24,544
R.G. Barry Corp.	400	3,036
Rocky Brands, Inc.	400	2,100
Skechers USA, Inc., Class A *	2,600	49,140
Steven Madden Ltd. *	1,000	22,490
Timberland Co., Class A *	1,200	17,208
Unifi, Inc. *	5,800	18,386
UniFirst Corp.	500	22,385

		493,318

See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide U.S. Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (2.3%)
Abington Bancorp, Inc.	2,200	$21,956
American Bancorp of New Jersey, Inc.	1,000	9,960
Atlantic Coast Federal Corp.	1,200	9,012
B of I Holding, Inc.	700	4,921
Bank Mutual Corp.	1,100	12,870
BankFinancial Corp.	1,914	27,695
Berkshire Hills Bancorp, Inc.	1,000	26,500
Clifton Savings Bancorp, Inc.	1,500	16,140
Dime Community Bancshares	1,800	30,114
ESSA Bancorp, Inc.	1,500	19,950
First Busey Corp.	3,200	45,504
First Defiance Financial Corp.	600	8,910
First Financial Holdings, Inc.	400	7,992
Flushing Financial Corp.	1,100	19,393
Home Federal Bancorp, Inc.	1,600	16,480
HopFed Bancorp, Inc.	300	3,675
Kearny Financial Corp.	1,600	20,560
Legacy Bancorp, Inc.	500	5,650
NewAlliance Bancshares, Inc.	3,900	50,622
Northeast Community Bancorp, Inc.	200	2,134
Northwest Bancorp, Inc.	1,100	28,545
OceanFirst Financial Corp.	1,000	18,090
Provident Financial Services, Inc.	1,600	23,344
Rainier Pacific Financial Group, Inc.	200	1,660
Riverview Bancorp, Inc.	589	3,552
Rockville Financial, Inc.	1,100	15,477
Roma Financial Corp.	1,700	26,316
Rome Bancorp, Inc.	700	7,350
SI Financial Group, Inc.	1,100	8,822
United Community Financial Corp.	742	4,044
United Financial Bancorp, Inc.	1,400	16,786
United Western Bancorp, Inc.	272	3,256
ViewPoint Financial Group	1,300	21,034
Washington Federal, Inc.	5,000	93,000
Wauwatosa Holdings, Inc. *	1,700	18,683
Westfield Financial, Inc.	2,800	27,580
Willow Grove Bancorp, Inc.	1,000	9,200

		686,777

Tobacco (0.4%)
Alliance One International, Inc. *	4,900	21,903
Universal Corp.	2,100	108,402

		130,305

Trading Companies & Distributors (1.2%)
Beacon Roofing Supply, Inc. *	3,900	52,182
BlueLinx Holdings, Inc.	1,500	7,125
Electro Rent Corp.	2,300	31,510
Empire Resources, Inc.	300	1,065
GATX Corp.	2,600	118,222
Interline Brands, Inc. *	2,900	45,791
TAL International Group, Inc.	600	15,180
United Rentals, Inc. *	4,900	79,282

		350,357

Water Utility (0.1%)
Middlesex Water Co.	800	13,752
Pennichuck Corp.	200	4,660
SJW Corp.	600	15,546

		33,958

Wireless Telecommunication Services (0.0%)
TESSCO Technologies, Inc.	200	2,954

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Total Common Stocks		29,758,084

Preferred Stock (0.1%)
Health Care Equipment & Supplies (0.1%)
Inverness Medical Innovations, Inc., Series B	97	$22,650

Total Preferred Stock		22,650

Rights (0.0%)
Construction & Engineering (0.0%)
Standard Pacific Corp.	6,400	1,216

Total Rights		1,216

Repurchase Agreements (0.2%)
CS First Boston, 2.03%, dated 07/31/08, due 08/01/08, repurchase price $53,031, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 11/01/35-07/20/38; total market value of $54,089	53,028	53,028

Total Repurchase Agreements		53,028

Total Investments (Cost $31,462,050) (a) — 99.8%		29,834,978

Other assets in excess of liabilities — 0.2%		57,134

NET ASSETS — 100.0%		$29,892,112

*	Denotes a non-income producing security.

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide International Value Fund

	Shares	Value
Common Stocks (98.4%)
AUSTRALIA (3.7%)(a)
Airline (0.7%)
Qantas Airways Ltd.	434,600	$1,349,787

Commercial Banks (0.9%)
National Australia Bank Ltd.	78,000	1,790,176

Containers & Packaging (0.4%)
Amcor Ltd.	166,400	830,081

Metals & Mining (0.7%)
BHP Billiton Ltd.	36,400	1,358,004
Minara Resources Ltd.	5,300	9,564
OZ Minerals Ltd.	7,663	14,247

		1,381,815

Oil, Gas & Consumable Fuels (0.0%)
Caltex Australia Ltd.	1,200	13,352

Real Estate Management & Development (0.5%)
Lend Lease Corp. Ltd.	88,700	831,620

Transportation Infrastructure (0.5%)
Macquarie Infrastructure Group	347,200	834,211

		7,031,042

AUSTRIA (0.0%)(a)
Metals & Mining (0.0%)
Voestalpine AG	500	32,826

BELGIUM (2.1%)(a)
Chemicals (0.8%)
Solvay SA	13,370	1,598,065

Diversified Financial Services (1.3%)
Fortis Insurance Belgium SA	170,900	2,400,169

		3,998,234

BRAZIL (0.4%)
Commercial Banks (0.4%)
Unibanco — Uniao de Bancos Brasileiros SA GDR	5,150	677,894

Metals & Mining (0.0%)
Companhia Vale do Rio Doce ADR	400	10,468
Gerdau SA ADR	400	8,708

		19,176

		697,070

CANADA (5.1%)
Chemicals (0.3%)
Methanex Corp.	400	10,757
Nova Chemicals Corp.	19,900	511,836

		522,593

Commercial Banks (1.1%)
Canadian Imperial Bank of Commerce	400	24,218
National Bank of Canada	23,900	1,167,334
Royal Bank of Canada	400	18,463
Toronto-Dominion Bank	14,700	894,464

		2,104,479

Diversified Financial Services (0.0%)
Onex Corp.	600	16,352

Insurance (1.4%)
Fairfax Financial Holdings Ltd.	3,528	903,970
Industrial Alliance Insurance and Financial Services, Inc.	22,000	737,560
Sun Life Financial, Inc.	28,700	1,115,815

		2,757,345

	Shares	Value
Common Stocks (continued)
CANADA (continued)
Metals & Mining (0.9%)
Barrick Gold Corp.	20,600	$872,537
Inmet Mining Corp.	12,350	783,321

		1,655,858

Multi-Utility (0.0%)
Atco Ltd., Class A	200	9,933

Oil, Gas & Consumable Fuels (1.4%)
Imperial Oil Ltd.	22,600	1,113,774
Petro-Canada	33,600	1,551,173

		2,664,947

		9,731,507

CHINA (0.8%)(a)
Diversified Telecommunication Services (0.0%)
China Telecom Corp. Ltd.	6,000	3,273

Metals & Mining (0.2%)
Jiangxi Copper Co. Ltd.	230,000	417,372

Oil, Gas & Consumable Fuels (0.6%)
China Petroleum & Chemical Corp.	996,000	1,040,151

		1,460,796

FINLAND (1.4%)(a)
Communications Equipment (1.0%)
Nokia OYJ	67,200	1,833,873

Metals & Mining (0.4%)
Outokumpu OYJ	34,500	803,237

Paper & Forest Products (0.0%)
Stora Enso OYJ, Class R	3,100	27,991

		2,665,101

FRANCE (14.4%)(a)
Auto Components (0.9%)
Compagnie Generale des Etablissements Michelin, Class B	26,700	1,760,137

Automobiles (1.5%)
Renault SA	35,100	2,913,428

Chemicals (0.4%)
Arkema	14,300	725,958

Commercial Banks (4.6%)
BNP Paribas	32,660	3,219,382
Credit Agricole SA	125,050	2,662,406
Societe Generale	31,335	2,899,429

		8,781,217

Diversified Telecommunication Services (1.0%)
France Telecom SA	61,000	1,928,577

Machinery (0.7%)
Vallourec	4,610	1,372,534

Media (1.0%)
Lagardere SCA	32,700	1,792,090

Oil, Gas & Consumable Fuels (2.7%)
Total SA	68,400	5,236,809

Pharmaceutical (1.6%)
Sanofi-Aventis SA	44,050	3,091,730

		27,602,480

GERMANY (12.9%)(a)
Airline (1.0%)
Deutsche Lufthansa AG	80,300	1,848,314

Capital Markets (2.1%)
Deutsche Bank AG	44,505	4,105,075

See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide International Value Fund

	Shares	Value
Common Stocks (continued)
GERMANY(a) (continued)
Chemicals (2.5%)
BASF SE	68,600	$4,369,542
Lanxess	11,500	444,761

		4,814,303

Construction & Engineering (0.0%)
Bilfinger Berger AG	200	13,466

Diversified Telecommunication Services (1.2%)
Deutsche Telekom AG	127,800	2,212,086

Electric Utility (1.9%)
E. ON AG	19,320	3,690,783

Food Products (0.3%)
Suedzucker AG	27,000	471,369

Health Care Providers & Services (0.2%)
Celesio AG	13,700	445,919

Hotels, Restaurants & Leisure (0.5%)
TUI AG	41,200	946,022

Insurance (3.2%)
Allianz SE	23,570	4,009,101
Muenchener Rueckversicherungs AG	12,960	2,151,484

		6,160,585

Multi-Utility (0.0%)
RWE AG	400	47,803

Semiconductors & Semiconductor Equipment (0.0%)
Infineon Technologies AG*	5,400	40,537

		24,796,262

HONG KONG (0.5%)(a)
Diversified Financial Services (0.0%)
Guoco Group Ltd.	2,000	20,937

Diversified Telecommunication Services (0.0%)
China Netcom Group Corp. Ltd.	2,500	7,584

Real Estate Management & Development (0.1%)
New World Development Ltd.	113,000	210,668

Textiles, Apparel & Luxury Goods (0.4%)
Yue Yuen Industrial Holdings Ltd.	322,000	830,801

		1,069,990

ISRAEL (0.0%)
Wireless Telecommunication Services (0.0%)
Cellcom Israel Ltd.	200	6,628

ITALY (3.4%)(a)
Commercial Banks (0.0%)
Banco Popolare SC	1,500	26,946

Diversified Telecommunication Services (1.1%)
Telecom Italia SpA	817,800	1,467,665
Telecom Italia SpA RNC	433,300	584,971

		2,052,636

Multi-Utility (0.7%)
A2A SpA	354,300	1,276,299

Oil, Gas & Consumable Fuels (1.6%)
ENI SpA	92,000	3,104,207

		6,460,088

JAPAN (22.0%)(a)
Airline (0.0%)
All Nippon Airways Co. Ltd.	8,000	29,281

Auto Components (0.0%)
Takata Corp.	400	6,080

	Shares	Value
Common Stocks (continued)
JAPAN(a) (continued)
Automobiles (4.0%)
Honda Motor Co. Ltd.	64,000	$2,043,375
Nissan Motor Co. Ltd.	340,100	2,618,548
Toyota Motor Corp.	68,100	2,936,030

		7,597,953

Chemicals (1.2%)
DIC, Inc.	179,000	483,097
Mitsubishi Chemical Holdings Corp.	315,000	1,879,535
Tosoh Corp.	3,000	12,971

		2,375,603

Commercial Banks (1.0%)
Sumitomo Mitsui Financial Group, Inc.	253	1,963,226

Computers & Peripherals (1.9%)
Fujitsu Ltd.	254,000	1,837,284
Toshiba Corp.	283,000	1,837,668

		3,674,952

Consumer Finance (1.0%)
ORIX Corp.	12,470	1,888,212

Diversified Telecommunication Services (1.2%)
Nippon Telegraph & Telephone Corp.	473	2,403,458

Electric Utility (1.4%)
Tokyo Electric Power Co., Inc. (The)	94,800	2,611,199

Electrical Equipment (0.3%)
Furukawa Electric Co. Ltd.	116,000	562,126

Electronic Equipment & Instruments (0.8%)
Alps Electric Co. Ltd.	1,000	10,284
Hitachi Ltd.	226,000	1,629,383

		1,639,667

Household Durables (0.9%)
Sharp Corp.	127,000	1,764,506

Leisure Equipment & Products (0.3%)
Namco Bandai Holdings, Inc.	43,700	527,726

Marine (1.0%)
Mitsui OSK Lines Ltd.	146,000	1,890,999

Metals & Mining (2.9%)
JFE Holdings, Inc.	52,200	2,537,437
Nippon Steel Corp.	254,000	1,446,053
Sumitomo Metal Mining Co. Ltd.	90,000	1,150,750
Yamato Kogyo Co. Ltd.	10,800	485,177

		5,619,417

Office Electronics (0.0%)
Canon, Inc.	300	13,713

Oil, Gas & Consumable Fuels (0.7%)
Nippon Mining Holdings, Inc.	215,000	1,295,504

Road & Rail (0.9%)
East Japan Railway Co.	220	1,721,192

Semiconductors & Semiconductor Equipment (0.4%)
Elpida Memory, Inc.*	24,300	691,834

Trading Companies & Distributors (2.1%)
Hitachi High-Technologies Corp.	22,200	432,627
Mitsubishi Corp.	62,100	1,809,841
Mitsui & Co. Ltd.	85,000	1,744,121

		3,986,589

		42,263,237

See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide International Value Fund

	Shares	Value
Common Stocks (continued)
LUXEMBOURG (1.4%)
Energy Equipment & Services (0.0%)
Tenaris SA ADR	100	$6,025

Metals & Mining (1.4%)(a)
ArcelorMittal	30,900	2,732,878

		2,738,903

NETHERLANDS (3.4%)(a)
Chemicals (1.0%)
Koninklijke DSM NV	31,900	1,935,407

Diversified Financial Services (1.5%)
ING Groep NV CVA	87,900	2,866,081

Food & Staples Retailing (0.9%)
Koninklijke Ahold NV	149,400	1,699,699

Media (0.0%)
Wolters Kluwer NV	200	4,650

		6,505,837

NEW ZEALAND (0.0%)(a)
Diversified Telecommunication Services (0.0%)
Telecom Corp. of New Zealand Ltd.	13,600	37,225

NORWAY (2.1%)(a)
Metals & Mining (0.8%)
Norsk Hydro ASA	129,400	1,618,371

Oil, Gas & Consumable Fuels (1.3%)
StatoilHydro ASA	75,850	2,458,061

		4,076,432

PHILIPPINES (0.0%)(a)
Wireless Telecommunication Services (0.0%)
Philippine Long Distance Telephone Co.	100	5,673

POLAND (0.2%)(a)
Metals & Mining (0.2%)
KGHM Polska Miedz SA GDR	4,800	391,157

REPUBLIC OF KOREA (1.5%)
Automobiles (0.3%)(a)
Hyundai Motor Co. GDR	18,100	629,882

Commercial Banks (0.6%)
Industrial Bank of Korea GDR	25,200	403,200
Kookmin Bank ADR	11,700	670,878

		1,074,078

Semiconductors & Semiconductor Equipment (0.6%)
Hynix Semiconductor, Inc. GDR	25,100	538,420
Samsung Electronics Co. Ltd. GDR(a)	2,100	580,944

		1,119,364

		2,823,324

RUSSIAN FEDERATION (0.9%)
Metals & Mining (0.5%)
GMK Norilsk Nickel ADR	500	10,550
JSC MMC Norilsk Nickel ADR(a)	38,600	837,064

		847,614

Oil, Gas & Consumable Fuels (0.4%)
LUKOIL ADR(a)	9,860	818,906
LUKOIL Holding ADR	150	12,525

		831,431

		1,679,045

SINGAPORE (0.4%)(a)
Marine (0.4%)
Neptune Orient Lines Ltd.	344,000	705,560

	Shares	Value
Common Stocks (continued)
SOUTH AFRICA (0.3%)
Commercial Banks (0.3%)(a)
ABSA Group Ltd.	37,400	$517,520
Standard Bank Group Ltd.	444	5,464

		522,984

Industrial Conglomerate (0.0%)
Bidvest Group Ltd.	295	4,046

Insurance (0.0%)(a)
Sanlam Ltd.	4,400	10,499

Metals & Mining (0.0%)(a)
ArcelorMittal South Africa Ltd.	600	15,936

		553,465

SPAIN (0.7%)(a)
Oil, Gas & Consumable Fuels (0.7%)
Repsol YPF SA	43,200	1,447,194

SWEDEN (2.2%)(a)
Commercial Banks (0.7%)
Nordea Bank AB	97,800	1,386,544

Diversified Telecommunication Services (0.6%)
Tele2 AB, B Shares	69,500	1,214,268

Machinery (0.1%)
Volvo AB, Class B	12,450	149,804

Paper & Forest Products (0.8%)
Svenska Cellulosa AB, Class B	132,500	1,500,304

		4,250,920

SWITZERLAND (3.2%)(a)
Capital Markets (1.6%)
Credit Suisse Group AG	62,100	3,101,871

Pharmaceutical (1.6%)
Novartis AG	53,080	3,151,731

		6,253,602

TAIWAN (0.3%)
Computers & Peripherals (0.3%)(a)
Compal Electronics, Inc. GDR	125,800	593,344

Semiconductors & Semiconductor Equipment (0.0%)
United Microelectronics Corp. ADR*	10,700	27,499

		620,843

THAILAND (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
PTT PCL	73,400	544,266
Thai Oil PCL	297,700	432,973

		977,239

UNITED KINGDOM (14.6%)
Commercial Banks (4.3%)(a)
Barclays PLC	138,700	941,700
HBOS PLC	686,110	3,914,805
Royal Bank of Scotland Group PLC	829,600	3,441,588

		8,298,093

Food Products (0.6%)(a)
Associated British Foods PLC	86,600	1,224,344

Hotels, Restaurants & Leisure (0.4%)(a)
TUI Travel PLC	203,700	802,918

Internet & Catalog Retail (0.0%)(a)
Home Retail Group PLC	2,800	11,973

Media (0.4%)(a)
ITV PLC	841,710	705,901
See accompanying notes to statements of investments

Statement of Investments (Continued)
July 31, 2008 (Unaudited)
Nationwide International Value Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
UNITED KINGDOM (continued)
Media(a) (continued)
Yell Group PLC	9,670	$13,367

		719,268

Metals & Mining (0.1%)(a)
BHP Billiton PLC	1,800	59,564
Kazakhmys PLC	1,600	47,091

		106,655

Oil, Gas & Consumable Fuels (4.6%)(a)
BP PLC	225,600	2,315,122
Royal Dutch Shell PLC, Class A	186,700	6,620,161

		8,935,283

Pharmaceutical (2.1%)
GlaxoSmithKline PLC	169,900	3,959,855

Wireless Telecommunication Services (2.1%)(a)
Vodafone Group PLC	1,519,300	4,069,389

		28,127,778

Total Common Stocks		189,009,458

Preferred Stock (0.0%)(a)
REPUBLIC OF KOREA (0.0%)
Samsung Electronics Co. Ltd. GDR	100	18,261

Total Preferred Stock		18,261

Repurchase Agreements (0.7%)
CS First Boston, 2.03%, dated 07/31/08, due 08/01/08, repurchase price $1,434,344, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 11/01/35-07/20/38; total market value of $1,462,948	$1,434,263	1,434,263

Total Repurchase Agreements		1,434,263
Total Investments (Cost $200,232,114) (b) — 99.1%		190,461,982
Other assets in excess of liabilities — 0.9%		1,723,719

NET ASSETS — 100.0%		$192,185,701

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt
See accompanying notes to statements of investments

At July 31, 2008, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Date	Received/	Contract	Market	Appreciation/
Currency	Delivery	(Delivered)	Value	Value	(Depreciation)

Short Contract:
Australian Dollar	09/16/08	(4,561,000)	(4,379,078)	(4,265,840)	113,238
Canadian Dollar	09/16/08	(32,000)	(31,438)	(31,242)	196
Swiss Franc	09/16/08	(7,852,000)	(7,728,882)	(7,501,562)	227,320
Euro	09/16/08	(1,641,000)	(2,591,962)	(2,552,842)	39,120
British Sterling Pound	09/16/08	(8,360,000)	(16,372,270)	(16,508,088)	(135,818)
Japanese Yen	09/16/08	(3,237,332,800)	(30,238,918)	(30,096,806)	142,112
Norwegian Krone	09/16/08	(2,608,000)	(510,752)	(506,876)	3,876
Swedish Krone	09/16/08	(3,687,000)	(613,641)	(607,504)	6,137

Total Short Contracts			$(62,466,941)	$(62,070,760)	$396,181

Long Contracts:
Canadian Dollar	09/16/08	9,244,000	9,147,985	9,024,994	(122,991)
Swiss Franc	09/16/08	7,852,000	7,568,461	7,501,562	(66,899)
Euro	09/16/08	14,901,000	23,153,907	23,180,930	27,023
British Sterling Pound	09/16/08	2,194,000	4,361,892	4,332,378	(29,514)
Norwegian Krone	09/16/08	41,102,000	7,982,578	7,988,351	5,773
Swedish Krone	09/16/08	62,648,000	10,329,623	10,322,459	(7,164)

Total Long Contracts			$62,544,446	$62,350,674	$(193,772)

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Value Fund

	Shares	Value
Common Stocks (90.6%)
Aerospace & Defense (2.0%)
United Technologies Corp.	400	$25,592

Airline (2.4%)
Southwest Airlines Co.	1,890	29,465

Capital Markets (2.2%)
Bank of New York Mellon Corp. (The)	450	15,975
Merrill Lynch & Co., Inc.	450	11,993

		27,968

Chemicals (1.7%)
Dow Chemical Co. (The)	625	20,819

Commercial Banks (8.3%)
Huntington Bancshares, Inc.	1,460	10,249
Synovus Financial Corp.	1,690	16,072
U.S. Bancorp	765	23,417
Wachovia Corp.	560	9,671
Wells Fargo & Co.	1,490	45,102

		104,511

Commercial Services & Supplies (0.8%)
Avery Dennison Corp.	220	9,682

Communications Equipment (1.6%)
Cisco Systems, Inc. *	940	20,671

Construction & Engineering (0.9%)
Fluor Corp.	140	11,389

Diversified Financial Services (1.3%)
Bank of America Corp.	500	16,450

Food & Staples Retailing (1.8%)
SYSCO Corp.	800	22,688

Food Products (4.1%)
ConAgra Foods, Inc.	1,190	25,799
General Mills, Inc.	400	25,756

		51,555

Health Care Equipment & Supplies (2.6%)
Medtronic, Inc.	615	32,490

Health Care Providers & Services (4.0%)
Cardinal Health, Inc.	445	23,910
UnitedHealth Group, Inc.	930	26,114

		50,024

Hotels, Restaurants & Leisure (4.1%)
McDonald’s Corp.	865	51,718

Household Durables (2.4%)
Black & Decker Corp.	250	15,005
Fortune Brands, Inc.	260	14,901

		29,906

Household Products (1.9%)
Kimberly-Clark Corp.	405	23,421

Insurance (4.2%)
Allstate Corp. (The)	250	11,555
American International Group, Inc.	1,570	40,899

		52,454

Machinery (5.3%)
Dover Corp.	465	23,078
Illinois Tool Works, Inc.	490	22,956
Parker Hannifin Corp.	320	19,738

		65,772

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Metals & Mining (2.0%)
Freeport-McMoRan Copper & Gold, Inc.	255	$24,671

Multiline Retail (1.9%)
Kohl’s Corp. *	560	23,470

Oil, Gas & Consumable Fuels (19.2%)
Anadarko Petroleum Corp.	665	38,510
Apache Corp.	520	58,328
Devon Energy Corp.	600	56,934
Occidental Petroleum Corp.	555	43,751
Southwestern Energy Co. *	280	10,167
XTO Energy, Inc.	690	32,589

		240,279

Paper & Forest Products (3.1%)
Domtar Corp. *	2,260	12,882
International Paper Co.	940	26,057

		38,939

Pharmaceuticals (9.1%)
Abbott Laboratories	555	31,269
Johnson & Johnson	465	31,838
Pfizer, Inc.	1,315	24,551
Schering-Plough Corp.	1,250	26,350

		114,008

Software (2.4%)
Microsoft Corp.	1,150	29,578

Textiles, Apparel & Luxury Goods (0.9%)
Hanesbrands, Inc. *	520	11,149

Thrifts & Mortgage Finance (0.4%)
Washington Mutual, Inc.	985	5,250

Total Common Stocks		1,133,919

Repurchase Agreements (5.8%)
CS First Boston, 2.03%, dated 07/31/08, due 08/01/08, repurchase price $72,628, collateralized by U.S. Government Agency Mortgages ranging 5.00%-6.00%, maturing 11/01/35-07/20/38; total market value of $74,077	$72,624	72,624

Total Repurchase Agreements		72,624

Total Investments (Cost $1,332,180) (a) — 96.4%		1,206,543
Other assets in excess of liabilities — 3.6%		45,676

NET ASSETS — 100.0%		$1,252,219

*	Denotes a non-income producing security.

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Destination 2010 Fund

	Shares	Value
Mutual Funds (75.7%)
Equity Funds (54.6%)
Credit Suisse Commodity Return Strategy Fund	20,673	$277,022
Nationwide International Index Fund, Institutional Class (a)	103,243	992,164
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	49,293	693,055
Nationwide S&P 500 Index Fund, Institutional Class (a)	183,031	1,947,450
Nationwide Small Cap Index Fund, Institutional Class (a)	29,113	322,570

		4,232,261

Fixed Income Funds (19.1%)
Nationwide Bond Index Fund, Institutional Class (a)	87,281	936,521
Oppenheimer International Bond Fund, Class Y	60,479	391,901
T. Rowe Price High Yield Bond Fund	16,947	155,233

		1,483,655

Money Market Fund (2.0%)(a)
Nationwide Money Market Fund, Institutional Class	156,646	156,646

Total Mutual Funds		5,872,562

Exchange Traded Funds (24.1%)
Equity Fund (1.9%)
Vanguard Emerging Markets Fund	3,314	147,407
Fixed Income Funds (20.3%)
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	8,891	946,624
Vanguard Short-Term Bond Fund	8,143	630,757

		1,577,381

Real Estate Investment Trusts (1.9%)
SPDR Dow Jones Wilshire International Real Estate Fund	1,559	72,883
Vanguard REIT Fund	1,280	77,005

		149,888

Total Exchange Traded Funds		1,874,676

Total Investments (Cost $7,990,780) (b) — 99.8%		7,747,238
Other assets in excess of liabilities — 0.2%		13,512

NET ASSETS — 100.0%		$7,760,750

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Destination 2015 Fund

	Shares	Value
Mutual Funds (76.8%)
Equity Funds (56.9%)
Credit Suisse Commodity Return Strategy Fund	44,572	$597,260
Nationwide International Index Fund, Institutional Class (a)	256,345	2,463,478
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	106,003	1,490,401
Nationwide S&P 500 Index Fund, Institutional Class (a)	394,282	4,195,162
Nationwide Small Cap Index Fund, Institutional Class (a)	78,224	866,723

		9,613,024

Fixed Income Funds (18.9%)
Nationwide Bond Index Fund, Institutional Class (a)	219,690	2,357,276
Oppenheimer International Bond Fund, Class Y	104,310	675,931
T. Rowe Price High Yield Bond Fund	18,266	167,316

		3,200,523

Money Market Fund (1.0%)(a)
Nationwide Money Market Fund, Institutional Class	168,889	168,889

Total Mutual Funds		12,982,436

Exchange Traded Funds (22.2%)
Equity Fund (1.9%)
Vanguard Emerging Markets Fund	7,162	318,566
Fixed Income Funds (18.4%)
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	17,826	1,897,934
Vanguard Short-Term Bond Fund	15,578	1,206,672

		3,104,606

Real Estate Investment Trusts (1.9%)
SPDR Dow Jones Wilshire International Real Estate Fund	3,373	157,688
Vanguard REIT Fund	2,773	166,823

		324,511

Total Exchange Traded Funds		3,747,683

Total Investments (Cost $17,384,648) (b) — 99.0%		16,730,119
Other assets in excess of liabilities — 1.0%		162,287

NET ASSETS — 100.0%		$16,892,406

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Destination 2020 Fund

	Shares	Value
Mutual Funds (79.5%)
Equity Funds (62.4%)
Credit Suisse Commodity Return Strategy Fund	48,315	$647,425
Nationwide International Index Fund, Institutional Class (a)	314,105	3,018,553
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	127,235	1,788,930
Nationwide S&P 500 Index Fund, Institutional Class (a)	443,408	4,717,861
Nationwide Small Cap Index Fund, Institutional Class (a)	101,288	1,122,271

		11,295,040

Fixed Income Fund (16.1%)(a)
Nationwide Bond Index Fund, Institutional Class	271,680	2,915,130

Money Market Fund (1.0%)(a)
Nationwide Money Market Fund, Institutional Class	182,647	182,647

Total Mutual Funds		14,392,817

Exchange Traded Funds (20.1%)
Equity Fund (2.9%)
Vanguard Emerging Markets Fund	11,599	515,923
Fixed Income Funds (14.3%)
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	15,659	1,667,214
Vanguard Short-Term Bond Fund	11,937	924,640

		2,591,854

Real Estate Investment Trusts (2.9%)
SPDR Dow Jones Wilshire International Real Estate Fund	3,625	169,469
Vanguard REIT Fund	5,955	358,253

		527,722

Total Exchange Traded Funds		3,635,499

Total Investments (Cost $18,800,745) (b) — 99.6%		18,028,316
Other assets in excess of liabilities — 0.4%		72,905

NET ASSETS — 100.0%		$18,101,221

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Destination 2025 Fund

	Shares	Value
Mutual Funds (82.9%)
Equity Funds (68.9%)
Credit Suisse Commodity Return Strategy Fund	42,506	$569,582
Nationwide International Index Fund, Institutional Class (a)	292,131	2,807,375
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	134,103	1,885,488
Nationwide S&P 500 Index Fund, Institutional Class (a)	419,312	4,461,484
Nationwide Small Cap Index Fund, Institutional Class (a)	118,513	1,313,123

		11,037,052

Fixed Income Fund (13.0%)(a)
Nationwide Bond Index Fund, Institutional Class	193,734	2,078,764

Money Market Fund (1.0%)(a)
Nationwide Money Market Fund, Institutional Class	160,282	160,282

Total Mutual Funds		13,276,098

Exchange Traded Funds (15.9%)
Equity Fund (2.9%)
Vanguard Emerging Markets Fund	10,264	456,543
Fixed Income Funds (10.1%)
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	10,682	1,137,313
Vanguard Short-Term Bond Fund	6,283	486,681

		1,623,994

Real Estate Investment Trusts (2.9%)
SPDR Dow Jones Wilshire International Real Estate Fund	3,173	148,337
Vanguard REIT Fund	5,231	314,697

		463,034

Total Exchange Traded Funds		2,543,571

Total Investments (Cost $16,587,650) (b) — 98.8%		15,819,669
Other assets in excess of liabilities — 1.2%		193,515

NET ASSETS — 100.0%		$16,013,184

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Destination 2030 Fund

	Shares	Value
Mutual Funds (88.6%)
Equity Funds (76.5%)
Credit Suisse Commodity Return Strategy Fund	51,110	$684,876
Nationwide International Index Fund, Institutional Class (a)	328,682	3,158,632
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	140,074	1,969,436
Nationwide S&P 500 Index Fund, Institutional Class (a)	433,433	4,611,723
Nationwide Small Cap Index Fund, Institutional Class (a)	114,406	1,267,622

		11,692,289

Fixed Income Fund (11.1%)(a)
Nationwide Bond Index Fund, Institutional Class	158,373	1,699,341

Money Market Fund (1.0%)(a)
Nationwide Money Market Fund, Institutional Class	154,862	154,862

Total Mutual Funds		13,546,492

Exchange Traded Funds (10.9%)
Equity Fund (3.8%)
Vanguard Emerging Markets Fund	13,126	583,845
Fixed Income Fund (4.2%)
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	5,938	632,219

Real Estate Investment Trusts (2.9%)
SPDR Dow Jones Wilshire International Real Estate Fund	3,068	143,429
Vanguard REIT Fund	5,053	303,988

		447,417

Total Exchange Traded Funds		1,663,481

Total Investments (Cost $16,152,676) (b) — 99.5%		15,209,973
Other assets in excess of liabilities — 0.5%		82,441

NET ASSETS — 100.0%		$15,292,414

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Destination 2035 Fund

	Shares	Value
Mutual Funds (91.7%)
Equity Funds (80.6%)
Credit Suisse Commodity Return Strategy Fund	26,848	$359,767
Nationwide International Index Fund, Institutional Class (a)	188,493	1,811,418
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	73,359	1,031,425
Nationwide S&P 500 Index Fund, Institutional Class (a)	226,983	2,415,094
Nationwide Small Cap Index Fund, Institutional Class (a)	74,869	829,552

		6,447,256

Fixed Income Fund (10.1%)(a)
Nationwide Bond Index Fund, Institutional Class	75,420	809,258

Money Market Fund (1.0%)(a)
Nationwide Money Market Fund, Institutional Class	81,083	81,083

Total Mutual Funds		7,337,597

Exchange Traded Funds (7.7%)
Equity Fund (3.8%)
Vanguard Emerging Markets Fund	6,907	307,223
Real Estate Investment Trusts (3.9%)
SPDR Dow Jones Wilshire International Real Estate Fund	3,199	149,553
Vanguard REIT Fund	2,640	158,823

		308,376

Total Exchange Traded Funds		615,599

Total Investments (Cost $8,379,257) (b) — 99.4%		7,953,196
Other assets in excess of liabilities — 0.6%		44,510

NET ASSETS — 100.0%		$7,997,706

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Destination 2040 Fund

	Shares	Value
Mutual Funds (89.4%)
Equity Funds (84.4%)
Credit Suisse Commodity Return Strategy Fund	18,842	$252,478
Nationwide International Index Fund, Institutional Class (a)	138,540	1,331,370
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	51,684	726,680
Nationwide S&P 500 Index Fund, Institutional Class (a)	170,546	1,814,614
Nationwide Small Cap Index Fund, Institutional Class (a)	63,349	701,907

		4,827,049

Fixed Income Fund (4.0%)(a)
Nationwide Bond Index Fund, Institutional Class	21,220	227,691

Money Market Fund (1.0%)(a)
Nationwide Money Market Fund, Institutional Class	57,069	57,069

Total Mutual Funds		5,111,809

Exchange Traded Funds (8.5%)
Equity Fund (4.7%)
Vanguard Emerging Markets Fund	6,076	270,260
Real Estate Investment Trusts (3.8%)
SPDR Dow Jones Wilshire International Real Estate Fund	2,254	105,375
Vanguard REIT Fund	1,852	111,416

		216,791

Total Exchange Traded Funds		487,051

Total Investments (Cost $5,933,308) (b) — 97.9%		5,598,860
Other assets in excess of liabilities — 2.1%		122,426

NET ASSETS — 100.0%		$5,721,286

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Destination 2045 Fund

	Shares	Value
Mutual Funds (88.7%)
Equity Funds (83.7%)
Credit Suisse Commodity Return Strategy Fund	9,547	$127,934
Nationwide International Index Fund, Institutional Class (a)	70,173	674,364
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	26,176	368,041
Nationwide S&P 500 Index Fund, Institutional Class (a)	81,018	862,030
Nationwide Small Cap Index Fund, Institutional Class (a)	32,083	355,475

		2,387,844

Fixed Income Fund (4.0%)(a)
Nationwide Bond Index Fund, Institutional Class	10,762	115,474

Money Market Fund (1.0%)(a)
Nationwide Money Market Fund, Institutional Class	28,938	28,938

Total Mutual Funds		2,532,256

Exchange Traded Funds (10.6%)
Equity Fund (5.7%)
Vanguard Emerging Markets Fund	3,678	163,597
Real Estate Investment Trusts (4.9%)
SPDR Dow Jones Wilshire International Real Estate Fund	1,143	53,435
Vanguard REIT Fund	1,410	84,826

		138,261

Total Exchange Traded Funds		301,858

Total Investments (Cost $3,045,225) (b) — 99.3%		2,834,114
Other assets in excess of liabilities — 0.7%		18,591

NET ASSETS — 100.0%		$2,852,705

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Destination 2050 Fund

	Shares	Value
Mutual Funds (88.1%)
Equity Funds (83.0%)
Credit Suisse Commodity Return Strategy Fund	10,575	$141,706
Nationwide International Index Fund, Institutional Class (a)	81,336	781,638
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	29,129	409,556
Nationwide S&P 500 Index Fund, Institutional Class (a)	84,064	894,439
Nationwide Small Cap Index Fund, Institutional Class (a)	35,730	395,893

		2,623,232

Fixed Income Fund (4.1%)(a)
Nationwide Bond Index Fund, Institutional Class	11,916	127,856

Money Market Fund (1.0%)(a)
Nationwide Money Market Fund, Institutional Class	32,072	32,072

Total Mutual Funds		2,783,160

Exchange Traded Funds (11.7%)
Equity Fund (6.8%)
Vanguard Emerging Markets Fund	4,815	214,171
Real Estate Investment Trusts (4.9%)
SPDR Dow Jones Wilshire International Real Estate Fund	1,289	60,261
Vanguard REIT Fund	1,585	95,354

		155,615

Total Exchange Traded Funds		369,786

Total Investments (Cost $3,343,262) (b) — 99.8%		3,152,946
Other assets in excess of liabilities — 0.2%		6,661

NET ASSETS — 100.0%		$3,159,607

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
July 31, 2008 (Unaudited)
Nationwide Retirement Income Fund

	Shares	Value
Mutual Funds (55.3%)
Equity Funds (27.4%)
Credit Suisse Commodity Return Strategy Fund	9,775	$130,981
Nationwide International Index Fund, Institutional Class (a)	25,359	243,697
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	7,012	98,588
Nationwide S&P 500 Index Fund, Institutional Class (a)	84,243	896,344

		1,369,610

Fixed Income Funds (16.9%)
Nationwide Bond Index Fund, Institutional Class (a)	32,478	348,490
Oppenheimer International Bond Fund, Class Y	61,878	400,969
T. Rowe Price High Yield Bond Fund	10,813	99,051

		848,510

Money Market Fund (11.0%)(a)
Nationwide Money Market Fund, Institutional Class	550,396	550,396

Total Mutual Funds		2,768,516

Exchange Traded Funds (44.4%)
Fixed Income Funds (42.5%)
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	11,402	1,213,971
Vanguard Short-Term Bond Fund	11,777	912,246

		2,126,217

Real Estate Investment Trusts (1.9%)
SPDR Dow Jones Wilshire International Real Estate Fund	998	46,656
Vanguard REIT Fund	824	49,572

		96,228

Total Exchange Traded Funds		2,222,445

Total Investments (Cost $5,095,329) (b) — 99.7%		4,990,961
Other assets in excess of liabilities — 0.3%		15,988

NET ASSETS — 100.0%		$5,006,949

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Notes to Statements of Investments
Securities Lending
As of July 31, 2008, the following Funds had securities with the following values on loan:

		Value of
Fund	Value of Loaned Securities	Collateral

Nationwide Large Cap Value	$575,555	$595,950
Nationwide Value Opportunities	86,198	88,920
Nationwide Government Bond*	7,466,152	7,615,475
Nationwide Micro Cap Equity	4,247,126	4,397,929
Nationwide Bond Index	161,376	166,400
Nationwide International Index**	117,223,522	122,662,781
Nationwide Mid Cap Market Index	63,377	66,143
Nationwide Small Cap Index	338,788	350,591
Nationwide Growth***	1,852,072	1,921,075
Nationwide	255,095	260,800

*	Includes $7,615,475 of collateral in the form of U.S. Government Securities, interest rates ranging from 2.69% to 15.43% and maturity dates ranging from 06/04/2012 to 04/25/2038.

**	Includes $754,845 of collateral in the form of U.S. Government Securities, interest rates ranging from 2.69% to 15.43% and maturity dates ranging from 06/04/2012 to 04/25/2038.

***	Includes $888,750 of collateral in the form of U.S. Government Securities, interest rates ranging from 2.69% to 15.43% and maturity dates ranging from 06/04/2012 to 04/25/2038.

Tax Cost of Securities
As of July 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Fund	Securities	Appreciation	Depreciation	(Depreciation)*
Nationwide Large Cap Value	$23,742,983	$696,294	(2,596,316)	$(1,900,022)
Nationwide Mid Cap Growth	3,401,197	240,092	(238,463)	$1,629
Nationwide Bond	87,736,036	1,584,967	(3,321,524)	$(1,736,557)
Nationwide Government Bond	140,179,434	1,754,998	(586,750)	$1,168,248
Nationwide Enhanced Income	165,397,792	621,343	(385,977)	$235,366
Nationwide Short Duration Bond	73,617,091	651,764	(518,621)	$133,143
Nationwide Micro Cap Equity	39,392,392	1,704,661	(6,768,162)	$(5,063,501)
Nationwide Value Opportunities	9,655,277	1,255,783	(913,917)	$341,866
Nationwide Bond Index	1,127,849,908	3,831,218	(22,357,040)	$(18,525,822)
Nationwide International Index	1,779,054,400	403,363,782	(148,089,427)	$255,274,355
Nationwide Mid Cap Market Index	790,726,589	98,812,681	(126,429,737)	$(27,617,056)
Nationwide S&P 500 Index	2,191,626,736	315,750,158	(311,899,540)	$3,850,618
Nationwide Small Cap Index	402,558,495	34,113,839	(75,872,116)	$(41,758,277)
Nationwide Investor Destinations Aggressive	1,018,105,017	6,462,529	(31,930,151)	$(25,467,622)
Nationwide Investor Destinations Moderately Aggressive	1,631,912,854	8,915,496	(35,431,281)	$(26,515,785)
Nationwide Investor Destinations Moderate	1,362,979,887	3,405,952	(29,161,058)	$(25,755,106)
Nationwide Investor Destinations Moderately Conservative	395,060,387	177,460	(9,913,881)	$(9,736,421)
Nationwide Investor Destinations Conservative	252,753,539	215,557	(4,945,544)	$(4,729,987)
Nationwide Growth	173,788,476	5,339,027	(10,693,676)	$(5,354,649)
Nationwide	1,117,769,422	30,289,789	(127,723,121)	$(97,433,332)
Nationwide Money Market	2,355,816,058	—	—	$—
Northpointe Small Cap Growth	100,603,518	3,951,627	(10,829,087)	$(6,877,460)
Northpointe Small Cap Value	16,495,245	381,978	(1,410,144)	$(1,028,166)
Nationwide U.S. Small Cap Value	31,462,050	1,684,346	(3,311,418)	$(1,627,072)
Nationwide International Value	200,232,114	3,533,400	(13,303,532)	$(9,770,132)
Nationwide Value	1,338,106	16,739	(148,302)	$(131,563)
Nationwide Destination 2010 Fund	8,044,771	4,473	(302,006)	$(297,533)
Nationwide Destination 2015 Fund	17,469,475	2,916	(742,272)	$(739,356)
Nationwide Destination 2020 Fund	18,807,786	4,500	(783,970)	$(779,470)
Nationwide Destination 2025 Fund	16,639,082	132	(819,545)	$(819,413)
Nationwide Destination 2030 Fund	16,196,821	—	(986,848)	$(986,848)
Nationwide Destination 2035 Fund	8,424,146	—	(470,950)	$(470,950)
Nationwide Destination 2040 Fund	5,956,215	—	(357,355)	$(357,355)
Nationwide Destination 2045 Fund	3,061,994	—	(227,880)	$(227,880)
Nationwide Destination 2050 Fund	3,379,058	—	(226,112)	$(226,112)
Nationwide Retirement Income Fund	5,138,123	—	(147,162)	$(147,162)

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ JOSEPH FINELLI
Name: Joseph Finelli
Title: Treasurer & Principal Financial Officer
Date: September 25, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ MICHAEL S. SPANGLER
Name: Michael S. Spangler
Title: Principal Executive Officer
Date: September 25, 2008

By (Signature and Title)	/s/ JOSEPH FINELLI
Name: Joseph Finelli
Title: Treasurer & Principal Financial Officer
Date: September 25, 2008